NATIONWIDE

VARIABLE

ACCOUNT-9

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Variable Account-9:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year or period then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year or period then ended, the changes in contract owners’ equity for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations and Statements of Changes in Contract Owners’ Equity for the periods indicated.

Sub-account	Financial Statement	Period

Putnam Investments VT Equity Income Fund: Class IB (PVEIB)
	Statement of Operations	May 31, 2017 to December 31, 2017
	Statement of Changes in Contract Owners’ Equity	May 31, 2017 to December 31, 2017
Lord Abbett Funds Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	June 10, 2016 to December 31, 2016 and the year ended December 31, 2017
Nationwide Funds Group Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	June 9, 2016 to December 31, 2016 and the year ended December 31, 2017
Nationwide Funds Group Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	January 22, 2016 to December 31, 2016 and the year ended December 31, 2017
Pimco Funds Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	July 18, 2016 to December 31, 2016 and the year ended December 31, 2017
Fidelity Investments VIP Balanced Portfolio - Service Class 2 (FB2)
	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	May 12, 2016 to December 31, 2016 and the year ended December 31, 2017
Fidelity Investments VIP Growth & Income Portfolio - Service Class 2 (FGI2)
	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	June 13, 2016 to December 31, 2016 and the year ended December 31, 2017
Putnam Investments VT International Equity Fund: Class IB (PVTIGB)
	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	July 14, 2016 to December 31, 2016 and the year ended December 31, 2017
Columbia VP High Yield Bond Fund - Class 2 (CLVHY2)
	Statement of Operations	June 29, 2017 to December 31, 2017
	Statement of Changes in Contract Owners’ Equity	June 29, 2017 to December 31, 2017
Fidelity Investments VIP Real Estate Portfolio - Service Class 2 (FRESS2)
	Statement of Operations	June 26, 2017 to December 31, 2017
	Statement of Changes in Contract Owners’ Equity	June 26, 2017 to December 31, 2017

Nationwide Funds Group NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)
Statement of Operations	April 12, 2017 to December 31, 2017
Statement of Changes in Contract Owners’ Equity	April 12, 2017 to December 31, 2017

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

RATIONAL FUNDS

VA Situs Fund (HVSIT)

AB FUNDS

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Large Cap Growth Portfolio - Class B (ALVPGB)

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

AMERICAN CENTURY INVESTORS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund - Class III (BRVHY3)

BlackRock Total Return V.I. Fund - Class III (BRVTR3)

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)

Global Allocation V.I. Fund - Class III (MLVGA3)

DELEWARE FUNDS BY MACQUIRE

VIP Small Cap Value Series - Service Class (DWVSVS)

DREYFUS CORPORATION

Mid Cap Stock Portfolio - Service Shares (DVMCSS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

Sustainable U.S. Equity Portfolio, Inc.: Service Shares (DSRGS)

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Opportunistic Small Cap Portfolio - Initial Shares (DSC)

International Value Portfolio - Initial Shares (DVIV)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FEDERATED INVESTORS

Managed Tail Risk Fund II - Service Shares (FCA2S)

High Income Bond Fund II - Service Shares (FHIBS)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

FIDELITY INVESTMENTS

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

VIP Contrafund(R) Portfolio - Service Class (FCS)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Growth Opportunities Portfolio - Service Class (FGOS)

VIP Growth Portfolio - Service Class (FGS)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP High Income Portfolio - Service Class (FHIS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Overseas Portfolio - Service Class (FOS)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Value Strategies Portfolio - Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 2 (FTVRD2)

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

INVESCO INVESTMENTS

VI American Franchise Fund - Series II Shares (ACEG2)

VI Comstock Fund - Series II Shares (ACC2)

VI American Franchise Fund - Series I Shares (ACEG)

VI Core Equity Fund - Series I Shares (AVGI)

VI Core Equity Fund - Series II Shares (AVCE2)

VI Equity and Income Fund - Series I Shares (IVKEI1)

VI Global Health Care Fund - Series I Shares (IVHS)

VI Global Real Estate Fund - Series I Shares (IVRE)

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT International Equity Fund - Class I (GIG)

NVIT International Equity Fund - Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)

NVIT Small Cap Index Fund - Class II (NVSIX2)

NVIT S&P 500 Index Fund - Class II (GVEX2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Socially Responsive Portfolio - I Class Shares (AMSRS)

OPPENHEIMER FUNDS

International Growth Fund/VA - Service Shares (OVIGS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA - Non-service Shares (OVSB)

Global Strategic Income Fund/VA - Service Shares (OVSBS)

PIMCO FUNDS

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

Total Return Portfolio - Advisor Class (PMVTRD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

Series N (Managed Asset Allocation Series) (SBLN)

Series O (All Cap Value Series) (SBLO)

Series P (High Yield Series) (SBLP)

Series Q (Small Cap Value Series) (SBLQ)

Series V (Mid Cap Value Series) (SBLV)

Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VICTORY FUNDS

Diversified Stock Fund Class A Shares (VYDS)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Bond (WRGBP)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP)

WELLS FARGO FUNDS

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2017

Assets:
Investments at fair value:
VA Situs Fund (HVSIT)
12,015 shares (cost $173,110)	$165,328
VPS Growth and Income Portfolio - Class B (ALVGIB)
26,405 shares (cost $612,050)	868,195
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
19,253 shares (cost $775,982)	1,033,861
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
42,992 shares (cost $507,635)	558,040
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
262,225 shares (cost $5,116,213)	5,632,601
VP Income & Growth Fund - Class I (ACVIG)
5,278,812 shares (cost $38,271,033)	56,536,071
VP Income & Growth Fund - Class II (ACVIG2)
54,041 shares (cost $435,092)	579,320
VP Inflation Protection Fund - Class II (ACVIP2)
2,436,170 shares (cost $27,073,263)	24,873,295
VP International Fund - Class I (ACVI)
128,694 shares (cost $1,129,463)	1,567,493
VP Mid Cap Value Fund - Class I (ACVMV1)
817,655 shares (cost $15,838,102)	18,601,660
VP Mid Cap Value Fund - Class II (ACVMV2)
31,204 shares (cost $525,463)	710,198
VP Ultra(R) Fund - Class I (ACVU1)
1,448 shares (cost $16,585)	28,010
VP Value Fund - Class I (ACVV)
179,591 shares (cost $1,342,585)	2,013,211
BlackRock High Yield V.I. Fund - Class III (BRVHY3)
224,783 shares (cost $1,651,932)	1,658,897
BlackRock Total Return V.I. Fund - Class III (BRVTR3)
110,262 shares (cost $1,303,479)	1,296,683
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
267,279 shares (cost $3,079,559)	3,239,422
Global Allocation V.I. Fund - Class III (MLVGA3)
2,185,009 shares (cost $31,597,288)	32,425,537
Columbia VP High Yield Bond Fund - Class 2 (CLVHY2)
29,242 shares (cost $197,198)	198,262
VIP Small Cap Value Series - Service Class (DWVSVS)
91,164 shares (cost $3,485,932)	3,876,287
Mid Cap Stock Portfolio - Service Shares (DVMCSS)
128,613 shares (cost $2,628,425)	2,887,363
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
1,246,813 shares (cost $19,579,369)	25,085,868
Stock Index Fund, Inc. - Initial Shares (DSIF)
5,997,438 shares (cost $184,027,830)	320,742,983
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
936,138 shares (cost $31,177,672)	37,698,266
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares (DSRGS)
939 shares (cost $37,887)	37,374
Appreciation Portfolio - Initial Shares (DCAP)
1,179,846 shares (cost $47,771,608)	52,750,929
Appreciation Portfolio - Service Shares (DCAPS)
17,153 shares (cost $692,136)	760,556
Opportunistic Small Cap Portfolio - Initial Shares (DSC)
341 shares (cost $15,588)	20,750
International Value Portfolio - Initial Shares (DVIV)
185 shares (cost $1,869)	2,276
Floating - Rate Income Fund (ETVFR)
1,034,774 shares (cost $9,476,954)	9,592,351

Managed Tail Risk Fund II - Service Shares (FCA2S)
24,376 shares (cost $142,733)	$127,732
High Income Bond Fund II - Service Shares (FHIBS)
160,456 shares (cost $1,079,386)	1,087,892
Quality Bond Fund II - Primary Shares (FQB)
5,368,735 shares (cost $58,578,420)	59,324,526
Quality Bond Fund II - Service Shares (FQBS)
175,576 shares (cost $1,958,371)	1,933,097
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
19,813 shares (cost $236,427)	284,908
VIP Balanced Portfolio - Service Class 2 (FB2)
127,883 shares (cost $2,205,729)	2,344,090
VIP Contrafund(R) Portfolio - Service Class (FCS)
366,242 shares (cost $9,877,568)	13,832,959
VIP Energy Portfolio - Service Class 2 (FNRS2)
513,901 shares (cost $10,059,708)	10,149,540
VIP Equity-Income Portfolio - Service Class (FEIS)
7,699,720 shares (cost $154,468,129)	183,022,335
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
153,534 shares (cost $3,102,033)	3,580,422
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
618,784 shares (cost $7,476,115)	8,297,887
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2,666 shares (cost $31,593)	35,593
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
962,201 shares (cost $12,107,133)	13,461,198
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
8,722 shares (cost $85,916)	121,586
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
525,103 shares (cost $6,845,151)	7,687,505
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
17,939 shares (cost $193,603)	261,904
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
28,258 shares (cost $589,244)	627,890
VIP Growth Opportunities Portfolio - Service Class (FGOS)
30,077 shares (cost $802,251)	1,083,391
VIP Growth Portfolio - Service Class (FGS)
2,344,656 shares (cost $107,054,016)	172,941,852
VIP Growth Portfolio - Service Class 2 (FG2)
32,369 shares (cost $1,558,469)	2,358,418
VIP High Income Portfolio - Service Class (FHIS)
8,088,056 shares (cost $43,039,069)	43,837,266
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2,566,787 shares (cost $33,059,230)	32,495,524
VIP Mid Cap Portfolio - Service Class (FMCS)
675,377 shares (cost $22,448,779)	26,069,549
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
117,665 shares (cost $3,772,745)	4,446,569
VIP Overseas Portfolio - Service Class (FOS)
1,313,806 shares (cost $26,630,509)	29,915,369
VIP Overseas Portfolio - Service Class 2 (FO2)
54,836 shares (cost $1,107,087)	1,242,577
VIP Value Strategies Portfolio - Service Class (FVSS)
607,452 shares (cost $8,040,817)	8,644,044
VIP Real Estate Portfolio - Service Class 2 (FRESS2)
11,889 shares (cost $226,321)	227,560
Franklin Income Securities Fund - Class 2 (FTVIS2)
2,516,979 shares (cost $38,946,592)	40,699,549
Rising Dividends Securities Fund - Class 2 (FTVRD2)
23,614 shares (cost $539,420)	672,060
Small Cap Value Securities Fund - Class 2 (FTVSV2)
484,994 shares (cost $9,274,976)	9,602,885
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
700,340 shares (cost $5,896,699)	7,164,480

Templeton Foreign Securities Fund - Class 2 (TIF2)
327,319 shares (cost $5,194,356)	$5,063,624
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
1,392,719 shares (cost $25,021,649)	22,993,790
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
711,070 shares (cost $5,136,714)	5,254,805
VI American Franchise Fund - Series II Shares (ACEG2)
42,897 shares (cost $2,444,366)	2,608,147
VI Comstock Fund - Series II Shares (ACC2)
173,049 shares (cost $2,265,065)	3,554,431
VI American Franchise Fund - Series I Shares (ACEG)
865 shares (cost $45,203)	54,481
VI Core Equity Fund - Series I Shares (AVGI)
88 shares (cost $3,088)	3,218
VI Core Equity Fund - Series II Shares (AVCE2)
12,489 shares (cost $369,135)	451,864
VI Equity and Income Fund - Series I Shares (IVKEI1)
25,186 shares (cost $440,185)	479,536
VI Global Health Care Fund - Series I Shares (IVHS)
11,171 shares (cost $351,114)	295,358
VI Global Real Estate Fund - Series I Shares (IVRE)
12,495 shares (cost $207,641)	217,294
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
33,491 shares (cost $458,847)	472,559
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
227,500 shares (cost $1,219,969)	1,258,074
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,604,756 shares (cost $16,261,297)	18,984,259
Balanced Portfolio: Service Shares (JABS)
2,132 shares (cost $59,057)	79,091
Flexible Bond Portfolio: Service Shares (JAFBS)
164,683 shares (cost $2,124,857)	2,096,418
Forty Portfolio: Service Shares (JACAS)
2,331,024 shares (cost $80,600,160)	88,205,955
Global Technology Portfolio: Service Shares (JAGTS)
3,346,868 shares (cost $26,796,827)	38,689,795
Overseas Portfolio: Service Shares (JAIGS)
1,533,009 shares (cost $53,775,159)	47,124,693
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
180,700 shares (cost $3,730,092)	4,262,717
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
28,209 shares (cost $476,204)	469,959
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
10,697 shares (cost $184,044)	196,604
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series - Service Class (MMCGSC)
77,936 shares (cost $571,160)	700,640
New Discovery Series - Service Class (MNDSC)
90,031 shares (cost $1,373,649)	1,671,882
Value Series - Service Class (MVFSC)
1,904,001 shares (cost $32,462,917)	39,127,225
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
802,074 shares (cost $18,186,157)	22,297,668
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
139,411 shares (cost $1,063,249)	1,094,376
Core Plus Fixed Income Portfolio - Class I (MSVFI)
457,667 shares (cost $4,898,875)	5,025,178
Core Plus Fixed Income Portfolio - Class II (MSVF2)
55,680 shares (cost $566,747)	609,143
Emerging Markets Debt Portfolio - Class I (MSEM)
625,525 shares (cost $4,833,680)	5,054,246
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
4,508 shares (cost $50,217)	54,546
U.S. Real Estate Portfolio - Class I (MSVRE)
47,983 shares (cost $644,255)	1,042,191

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
23,950 shares (cost $230,002)	$266,320
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
62,042 shares (cost $636,350)	719,072
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
7,042,528 shares (cost $109,376,865)	118,455,314
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
113,788 shares (cost $1,802,402)	1,899,120
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2,302,521 shares (cost $52,226,609)	61,062,858
American Funds NVIT Bond Fund - Class II (GVABD2)
968,031 shares (cost $11,128,845)	11,132,362
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
820,163 shares (cost $22,555,317)	25,999,160
American Funds NVIT Growth Fund - Class II (GVAGR2)
417,751 shares (cost $29,187,084)	36,670,216
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
431,498 shares (cost $22,252,599)	24,150,934
Federated NVIT High Income Bond Fund - Class I (HIBF)
5,275,004 shares (cost $34,651,654)	34,762,274
NVIT Emerging Markets Fund - Class I (GEM)
1,275,217 shares (cost $14,386,324)	17,444,973
NVIT Emerging Markets Fund - Class II (GEM2)
29,367 shares (cost $333,858)	396,743
NVIT International Equity Fund - Class I (GIG)
1,701,706 shares (cost $18,041,281)	20,097,154
Nationwide Variable Insurance Trust - NVIT International Equity Fund - Class II (NVIE6)
4,589 shares (cost $49,145)	53,741
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
5,412,222 shares (cost $50,540,702)	63,918,344
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
26,631 shares (cost $300,171)	310,787
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
271,525 shares (cost $3,774,246)	3,828,496
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
277,749 shares (cost $2,648,485)	2,838,598
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
934,054 shares (cost $10,676,372)	10,582,831
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
453,719 shares (cost $5,121,678)	4,995,444
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
681,676 shares (cost $7,234,305)	6,925,826
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
1,449,404 shares (cost $16,242,652)	16,015,918
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
682,186 shares (cost $7,155,365)	6,692,241
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
470,704 shares (cost $5,182,289)	5,121,260
NVIT Core Bond Fund - Class I (NVCBD1)
483,315 shares (cost $5,278,751)	5,219,801
NVIT Core Bond Fund - Class II (NVCBD2)
56,421 shares (cost $617,416)	607,087
NVIT Core Plus Bond Fund - Class II (NVLCP2)
345,816 shares (cost $3,955,941)	3,890,435
NVIT Nationwide Fund - Class I (TRF)
5,520,949 shares (cost $53,188,672)	105,505,341
NVIT Nationwide Fund - Class II (TRF2)
17,934 shares (cost $188,136)	341,470
NVIT Government Bond Fund - Class I (GBF)
8,298,615 shares (cost $94,689,361)	88,878,163
NVIT Government Bond Fund - Class II (GBF2)
141,487 shares (cost $1,600,736)	1,511,076
NVIT International Index Fund - Class VIII (GVIX8)
475,541 shares (cost $4,376,250)	4,912,335

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2,450,354 shares (cost $27,831,385)	$33,324,814
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
558,458 shares (cost $8,434,764)	8,996,764
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
76,000 shares (cost $1,337,073)	1,411,315
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2,668,723 shares (cost $27,607,244)	26,900,730
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
11,924,991 shares (cost $122,221,030)	155,263,385
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
5,979,711 shares (cost $64,350,379)	84,373,717
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
3,673,364 shares (cost $38,842,547)	41,766,153
NVIT Mid Cap Index Fund - Class I (MCIF)
3,559,991 shares (cost $71,069,880)	92,630,971
NVIT Money Market Fund - Class I (SAM)
154,630,579 shares (cost $154,630,579)	154,630,579
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
3,167,062 shares (cost $37,150,172)	38,099,756
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
487,416 shares (cost $5,231,881)	5,624,781
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
29,199 shares (cost $302,652)	334,915
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,554,018 shares (cost $19,452,050)	21,150,191
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
21,232 shares (cost $229,754)	286,421
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
694,132 shares (cost $7,435,443)	7,538,274
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
218,847 shares (cost $2,143,989)	2,361,360
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
6,043,829 shares (cost $66,283,133)	74,339,101
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
464,804 shares (cost $5,309,310)	5,493,988
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
5,400,471 shares (cost $58,619,178)	61,295,348
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,195,165 shares (cost $23,040,735)	23,078,643
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
15,568 shares (cost $283,265)	281,315
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
5,705,663 shares (cost $66,226,223)	87,524,871
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
51,857 shares (cost $711,546)	775,781
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,861,356 shares (cost $71,043,672)	87,421,106
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
49,331 shares (cost $985,284)	1,059,129
NVIT Multi-Sector Bond Fund - Class I (MSBF)
4,027,812 shares (cost $36,464,856)	37,297,540
NVIT Short Term Bond Fund - Class II (NVSTB2)
611,065 shares (cost $6,338,170)	6,251,199
NVIT Large Cap Growth Fund - Class I (NVOLG1)
19,339,415 shares (cost $331,870,254)	380,599,688
NVIT Large Cap Growth Fund - Class II (NVOLG2)
330,640 shares (cost $5,844,690)	6,467,327
Templeton NVIT International Value Fund - Class III (NVTIV3)
221,424 shares (cost $2,612,418)	2,829,797
Invesco NVIT Comstock Value Fund - Class I (EIF)
1,144,220 shares (cost $16,722,192)	22,998,821
NVIT Real Estate Fund - Class I (NVRE1)
9,795,193 shares (cost $74,285,968)	63,276,948

Loring Ward NVIT Moderate Fund - Class II (NVLM2)
19,014 shares (cost $239,209)	$245,662
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
137,497 shares (cost $1,778,014)	1,841,089
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
25,456 shares (cost $258,780)	287,652
NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)
27,469 shares (cost $282,145)	303,810
NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)
43,278 shares (cost $466,204)	520,200
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)
4,222 shares (cost $44,913)	49,104
NVIT Small Cap Index Fund - Class II (NVSIX2)
218,716 shares (cost $2,673,803)	2,959,222
NVIT S&P 500 Index Fund - Class II (GVEX2)
1,306,611 shares (cost $19,202,033)	22,813,430
NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)
16,665 shares (cost $179,547)	185,143
Short Duration Bond Portfolio - I Class Shares (AMTB)
1,252,716 shares (cost $13,261,879)	13,103,409
Guardian Portfolio - I Class Shares (AMGP)
14,995 shares (cost $244,955)	242,162
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
10,080 shares (cost $238,364)	280,127
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
48,301 shares (cost $1,066,924)	1,244,724
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
3,528 shares (cost $44,125)	58,955
Socially Responsive Portfolio - I Class Shares (AMSRS)
327,479 shares (cost $6,302,212)	8,386,742
International Growth Fund/VA- Service Shares (OVIGS)
644,072 shares (cost $1,482,052)	1,738,993
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
65,972 shares (cost $3,156,319)	3,674,646
Global Securities Fund/VA - Non-Service Shares (OVGS)
2,292,832 shares (cost $91,634,419)	108,726,097
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
20,235 shares (cost $522,298)	948,599
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2,788,734 shares (cost $69,049,214)	89,936,687
Main Street Fund(R)/VA - Service Class (OVGIS)
56,893 shares (cost $1,420,583)	1,815,446
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
361,446 shares (cost $8,665,982)	9,321,696
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
6,481 shares (cost $125,692)	164,744
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
655,961 shares (cost $42,306,387)	55,238,437
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
837,506 shares (cost $4,350,266)	4,296,406
Global Strategic Income Fund/VA - Service Shares (OVSBS)
277,409 shares (cost $1,509,607)	1,461,946
All Asset Portfolio - Advisor Class (PMVAAD)
433,314 shares (cost $4,607,253)	4,753,452
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
199,528 shares (cost $2,078,410)	2,128,967
Low Duration Portfolio - Advisor Class (PMVLAD)
2,179,543 shares (cost $22,789,513)	22,318,525
Real Return Portfolio - Administrative Class (PMVRRA)
53,318 shares (cost $675,622)	662,215
Total Return Portfolio - Administrative Class (PMVTRA)
114,556 shares (cost $1,269,064)	1,253,242
Total Return Portfolio - Advisor Class (PMVTRD)
1,173,590 shares (cost $12,927,264)	12,839,071

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
161,721 shares (cost $2,109,330)	$2,125,015
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
88,185 shares (cost $911,249)	914,480
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
15,531 shares (cost $183,246)	193,366
VT Equity Income Fund: Class IB (PVEIB)
529 shares (cost $12,464)	14,110
VT International Equity Fund: Class IB (PVTIGB)
3,701 shares (cost $54,539)	56,447
Micro-Cap Portfolio - Investment Class (ROCMC)
39,635 shares (cost $432,301)	411,415
Variable Fund - Multi-Hedge Strategies (RVARS)
34,393 shares (cost $824,402)	853,989
Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
17,513 shares (cost $218,121)	254,296
Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
2,440 shares (cost $117,241)	145,964
Series N (Managed Asset Allocation Series) (SBLN)
19,767 shares (cost $538,774)	626,230
Series O (All Cap Value Series) (SBLO)
6,894 shares (cost $188,980)	247,994
Series P (High Yield Series) (SBLP)
12,051 shares (cost $380,901)	375,135
Series Q (Small Cap Value Series) (SBLQ)
12,803 shares (cost $570,880)	587,540
Series V (Mid Cap Value Series) (SBLV)
20,558 shares (cost $1,417,333)	1,693,163
Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
1,959 shares (cost $62,087)	78,718
Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
4,885 shares (cost $76,900)	99,120
Health Sciences Portfolio - II (TRHS2)
980,530 shares (cost $37,499,344)	39,936,997
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
225,071 shares (cost $4,823,901)	5,147,382
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,290,319 shares (cost $16,770,886)	20,167,679
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
369,322 shares (cost $11,023,149)	8,764,004
Diversified Stock Fund Class A Shares (VYDS)
194,306 shares (cost $2,097,551)	2,897,098
Variable Insurance Portfolios - Asset Strategy (WRASP)
8,331,832 shares (cost $82,069,457)	78,050,940
Variable Insurance Portfolios - Balanced (WRBP)
5,332,626 shares (cost $46,708,611)	42,405,577
Variable Insurance Portfolios - Bond (WRBDP)
8,547,510 shares (cost $47,107,597)	45,761,657
Variable Insurance Portfolios - Core Equity (WRCEP)
7,374,414 shares (cost $86,611,137)	90,675,799
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
1,517,281 shares (cost $11,769,486)	13,020,091
Variable Insurance Portfolios - Energy (WRENG)
601,608 shares (cost $3,953,073)	3,530,714
Variable Insurance Portfolios - Global Bond (WRGBP)
780,495 shares (cost $3,914,225)	3,868,994
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
1,182,897 shares (cost $6,108,033)	5,478,113
Variable Insurance Portfolios - Growth (WRGP)
8,604,401 shares (cost $88,458,074)	104,044,419
Variable Insurance Portfolios - High Income (WRHIP)
16,287,015 shares (cost $61,274,754)	59,242,389
Variable Insurance Portfolios - International Growth (WRIP)
2,254,424 shares (cost $18,236,964)	22,244,851

Variable Insurance Portfolios - International Core Equity (WRI2P)
587,986 shares (cost $9,961,592)	$10,926,418
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
1,021,167 shares (cost $5,006,772)	4,982,989
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
107,067 shares (cost $2,438,040)	2,400,443
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
1,366,831 shares (cost $13,447,155)	15,867,546
Variable Insurance Portfolios - Money Market (WRMMP)
12,601,344 shares (cost $12,601,344)	12,601,344
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
909,728 shares (cost $7,776,258)	6,952,050
Variable Insurance Portfolios - Science and Technology (WRSTP)
2,320,358 shares (cost $44,738,211)	62,736,671
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
3,469,488 shares (cost $34,088,190)	40,343,897
Variable Insurance Portfolios - Small Cap Value (WRSCV)
336,407 shares (cost $5,617,646)	6,161,894
Variable Insurance Portfolios - Value (WRVP)
5,510,479 shares (cost $32,609,152)	35,480,869
Advantage VT Opportunity Fund - Class 2 (SVOF)
7,226 shares (cost $148,388)	196,119
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
543,804 shares (cost $4,926,530)	5,535,921

Total Investments	$4,965,307,880

Accounts Receivable - VP Ultra(R) Fund - Class I (ACVU1)	69
Accounts Receivable - BlackRock High Yield V.I. Fund -Class III (BRVHY3)	6,109
Accounts Receivable - BlackRock Total Return V.I. Fund -Class III (BRVTR3)	2,043
Accounts Receivable - Opportunistic Small Cap Portfolio - Initial Shares (DSC)	8
Accounts Receivable - VIP Growth Opportunities Portfolio - Service Class (FGOS)	631
Accounts Receivable - VI Core Equity Fund - Series I Shares (AVGI)	4
Accounts Receivable - Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	702
Accounts Receivable - Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	87
Accounts Receivable - Real Return Portfolio - Administrative Class (PMVRRA)	282
Accounts Receivable - Total Return Portfolio - Administrative Class (PMVTRA)	2,133
Accounts Receivable - Advantage VT Opportunity Fund - Class 2 (SVOF)	70
Accounts Receivable - Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)	7,146
Accounts Receivable - Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)	277
Accounts Receivable - VT Growth & Income Fund: Class IB (obsolete) (PVGIB)	13,318
Accounts Receivable - Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)	327
Accounts Receivable - Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)	11,446
Accounts Receivable - VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)	337
Accounts Receivable - NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)	156
Accounts Receivable - NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)	48

Accounts Payable - International Value Portfolio - Initial Shares (DVIV)	(5)
Accounts Payable - VI Global Health Care Fund - Series I Shares (IVHS)	(175)
Accounts Payable - VI Global Real Estate Fund - Series I Shares (IVRE)	(175)
Accounts Payable - VT Equity Income Fund: Class IB (PVEIB)	(14,110)
Accounts Payable - Micro-Cap Portfolio - Investment Class (ROCMC)	(179)
Accounts Payable - Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)	(125)
Accounts Payable - Series O (All Cap Value Series) (SBLO)	(447)
Accounts Payable - Series Q (Small Cap Value Series) (SBLQ)	(357)
Accounts Payable - Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)	(98)
Other Accounts Payable	(3,233)

$4,965,334,169

Contract Owners’ Equity:
Accumulation units	4,897,571,052
Contracts in payout (annuitization) period (note 1f)	67,763,117

Total Contract Owners’ Equity (note 5)	$4,965,334,169

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Years Ended December 31, 2017

Investment Activity:	Total	HVSIT	ALVGIB	ALVPGB	ALVDAB	ALVSVB	ACVIG	ACVIG2
Reinvested dividends	$62,219,417	943	11,459	-	9,052	13,159	1,289,968	11,917
Mortality and expense risk charges (note 2)	(55,184,374)	(1,799)	(16,237)	(15,725)	(6,029)	(80,251)	(611,923)	(10,999)

Net investment income (loss)	7,035,043	(856)	(4,778)	(15,725)	3,023	(67,092)	678,045	918

Realized gain (loss) on investments	121,989,021	(16,075)	107,992	137,849	11,608	(233,304)	2,577,924	65,237
Change in unrealized gain (loss) on investments	448,758,282	21,651	(44,097)	55,660	46,677	621,916	5,076,336	15,600

Net gain (loss) on investments	570,747,303	5,576	63,895	193,509	58,285	388,612	7,654,260	80,837

Reinvested capital gains	157,234,281	21,080	79,379	46,174	-	267,874	1,295,359	14,016

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$735,016,627	25,800	138,496	223,958	61,308	589,394	9,627,664	95,771

Investment Activity:	ACVIP2	ACVI	ACVMV1	ACVMV2	ACVU1	ACVV	BRVHY3	BRVTR3
Reinvested dividends	$668,566	12,365	293,938	9,777	91	34,560	71,112	28,256
Mortality and expense risk charges (note 2)	(298,070)	(16,095)	(213,966)	(12,383)	(441)	(23,042)	(16,342)	(13,814)

Net investment income (loss)	370,496	(3,730)	79,972	(2,606)	(350)	11,518	54,770	14,442

Realized gain (loss) on investments	(724,960)	70,260	1,279,805	33,436	199	265,339	26,244	223
Change in unrealized gain (loss) on investments	990,954	303,809	130,562	18,794	5,454	(128,232)	(4,860)	10,168

Net gain (loss) on investments	265,994	374,069	1,410,367	52,230	5,653	137,107	21,384	10,391

Reinvested capital gains	-	-	402,236	14,168	1,161	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$636,490	370,339	1,892,575	63,792	6,464	148,625	76,154	24,833

Investment Activity:	BRVED3	MLVGA3	CLVHY2	DWVSVS	DVMCSS	DVSCS	DSIF	DSRG
Reinvested dividends	$43,479	403,104	572	28,914	15,566	162,360	5,249,708	435,270
Mortality and expense risk charges (note 2)	(29,720)	(364,090)	(663)	(49,695)	(20,803)	(274,193)	(3,397,089)	(408,506)

Net investment income (loss)	13,759	39,014	(91)	(20,781)	(5,237)	(111,833)	1,852,619	26,764

Realized gain (loss) on investments	115,916	200,881	(501)	286,053	(51,199)	1,517,172	13,292,016	1,653,887
Change in unrealized gain (loss) on investments	74,948	3,043,848	1,064	(28,169)	254,911	97,000	34,358,422	773,942

Net gain (loss) on investments	190,864	3,244,729	563	257,884	203,712	1,614,172	47,650,438	2,427,829

Reinvested capital gains	160,984	372,293	-	154,061	28,553	1,062,543	7,340,773	2,502,213

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$365,607	3,656,036	472	391,164	227,028	2,564,882	56,843,830	4,956,806

Investment Activity:	DSRGS	DCAP	DCAPS	DSC	DVIV	ETVFR	FCA2S	FHIBS
Reinvested dividends	$685	655,853	8,281	-	30	322,342	2,017	76,285
Mortality and expense risk charges (note 2)	(1,251)	(535,509)	(14,970)	(216)	(20)	(113,565)	(2,682)	(21,276)

Net investment income (loss)	(566)	120,344	(6,689)	(216)	10	208,777	(665)	55,009

Realized gain (loss) on investments	10,653	1,495,670	29,704	5,300	6	109,999	(11,345)	4,134
Change in unrealized gain (loss) on investments	(6,053)	3,295,184	43,676	(385)	475	(100,429)	23,768	(6,625)

Net gain (loss) on investments	4,600	4,790,854	73,380	4,915	481	9,570	12,423	(2,491)

Reinvested capital gains	4,852	6,352,063	101,684	202	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$8,886	11,263,261	168,375	4,901	491	218,347	11,758	52,518

Investment Activity:	FQB	FQBS	FVSS2	FB2	FCS	FNRS2	FEIS	FEI2
Reinvested dividends	$2,019,840	68,642	3,382	25,188	119,184	137,789	2,881,175	52,691
Mortality and expense risk charges (note 2)	(695,825)	(40,950)	(5,717)	(17,185)	(148,361)	(117,699)	(2,034,804)	(65,249)

Net investment income (loss)	1,324,015	27,692	(2,335)	8,003	(29,177)	20,090	846,371	(12,558)

Realized gain (loss) on investments	988,142	(3,440)	22,635	26,233	352,116	(888,042)	(1,684,241)	211,330
Change in unrealized gain (loss) on investments	(565,817)	19,749	(43,823)	143,246	1,446,179	130,319	16,990,913	87,335

Net gain (loss) on investments	422,325	16,309	(21,188)	169,479	1,798,295	(757,723)	15,306,672	298,665

Reinvested capital gains	-	-	68,475	37,696	710,724	5,084	3,842,678	77,103

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$1,746,340	44,001	44,952	215,178	2,479,842	(732,549)	19,995,721	363,210

Investment Activity:	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGI2	FGOS
Reinvested dividends	$116,554	451	184,897	1,489	102,048	2,855	6,246	2,023
Mortality and expense risk charges (note 2)	(90,772)	(753)	(135,597)	(2,291)	(82,552)	(4,131)	(6,123)	(11,249)

Net investment income (loss)	25,782	(302)	49,300	(802)	19,496	(1,276)	123	(9,226)

Realized gain (loss) on investments	208,706	1,952	197,492	6,410	314,979	12,583	30,683	58,835
Change in unrealized gain (loss) on investments	502,081	1,422	1,149,910	7,000	722,970	24,349	37,392	102,076

Net gain (loss) on investments	710,787	3,374	1,347,402	13,410	1,037,949	36,932	68,075	160,911

Reinvested capital gains	162,521	800	343,516	3,384	267,118	9,547	12,954	135,110

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$899,090	3,872	1,740,218	15,992	1,324,563	45,203	81,152	286,795

Investment Activity:	FGS	FG2	FHIS	FIGBS	FMCS	FMC2	FOS	FO2
Reinvested dividends	$205,623	1,882	2,393,908	763,543	152,527	21,110	371,295	14,463
Mortality and expense risk charges (note 2)	(1,785,129)	(40,153)	(698,765)	(378,119)	(277,441)	(80,764)	(314,089)	(23,054)

Net investment income (loss)	(1,579,506)	(38,271)	1,695,143	385,424	(124,914)	(59,654)	57,206	(8,591)

Realized gain (loss) on investments	11,880,465	182,951	3,150,314	(16,051)	376,596	186,874	1,210,512	12,468
Change in unrealized gain (loss) on investments	24,384,362	298,970	(1,548,065)	456,810	3,023,665	397,650	5,786,003	305,004

Net gain (loss) on investments	36,264,827	481,921	1,602,249	440,759	3,400,261	584,524	6,996,515	317,472

Reinvested capital gains	11,762,572	162,200	-	151,394	1,164,911	206,585	26,148	1,126

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$46,447,893	605,850	3,297,392	977,577	4,440,258	731,455	7,079,869	310,007

Investment Activity:	FVSS	FRESS2	FTVIS2	FTVRD2	FTVSV2	FTVDM2	TIF2	FTVGI2
Reinvested dividends	$117,340	2,632	1,827,682	9,782	49,788	48,201	124,741	-
Mortality and expense risk charges (note 2)	(96,497)	(818)	(508,249)	(9,297)	(109,378)	(61,534)	(52,974)	(261,611)

Net investment income (loss)	20,843	1,814	1,319,433	485	(59,590)	(13,333)	71,767	(261,611)

Realized gain (loss) on investments	479,135	953	920,384	32,427	(13,411)	(206,554)	(197,105)	(448,747)
Change in unrealized gain (loss) on investments	(1,164,339)	1,239	1,318,456	55,740	228,507	1,820,233	825,775	837,457

Net gain (loss) on investments	(685,204)	2,192	2,238,840	88,167	215,096	1,613,679	628,670	388,710

Reinvested capital gains	2,069,747	-	-	23,299	680,946	-	-	77,306

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$1,405,386	4,006	3,558,273	111,951	836,452	1,600,346	700,437	204,405

Investment Activity:	FTVFA2	ACEG2	ACC2	ACEG	AVGI	AVCE2	IVKEI1	IVHS
Reinvested dividends	$170,479	-	65,104	20	32	3,865	7,684	1,094
Mortality and expense risk charges (note 2)	(67,920)	(37,708)	(60,728)	(357)	(39)	(9,308)	(4,284)	(3,493)

Net investment income (loss)	102,559	(37,708)	4,376	(337)	(7)	(5,443)	3,400	(2,399)

Realized gain (loss) on investments	24,353	80,751	169,381	662	-	43,596	1,469	(6,873)
Change in unrealized gain (loss) on investments	199,064	233,420	173,557	4,157	185	(13,599)	21,500	38,692

Net gain (loss) on investments	223,417	314,171	342,938	4,819	185	29,997	22,969	31,819

Reinvested capital gains	262,797	210,968	142,628	1,990	162	25,167	8,338	15,202

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$588,773	487,431	489,942	6,472	340	49,721	34,707	44,622

Investment Activity:	IVRE	IVMCC2	IVKMG2	JPMMV1	JABS	JAFBS	JACAS	JAGTS
Reinvested dividends	$6,568	1,478	-	159,707	1,059	48,710	-	149,398
Mortality and expense risk charges (note 2)	(2,512)	(5,018)	(13,881)	(220,116)	(963)	(20,338)	(966,775)	(379,481)

Net investment income (loss)	4,056	(3,540)	(13,881)	(60,409)	96	28,372	(966,775)	(230,083)

Realized gain (loss) on investments	4,623	486	(30,084)	1,233,664	1,755	1,276	1,478,256	2,433,827
Change in unrealized gain (loss) on investments	12,835	49,810	161,831	229,826	9,797	9,025	15,895,888	7,637,750

Net gain (loss) on investments	17,458	50,296	131,747	1,463,490	11,552	10,301	17,374,144	10,071,577

Reinvested capital gains	3,333	9,730	73,542	890,673	149	-	4,796,112	1,978,603

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$24,847	56,486	191,408	2,293,754	11,797	38,673	21,203,481	11,820,097

Investment Activity:	JAIGS	LZREMS	LOVTRC	M2IGSS	MMCGSC	MNDSC	MVFSC	MVIVSC
Reinvested dividends	$730,029	71,218	11,095	760	-	-	689,470	274,895
Mortality and expense risk charges (note 2)	(512,600)	(43,772)	(4,609)	(2,289)	(13,803)	(18,604)	(458,484)	(231,462)

Net investment income (loss)	217,429	27,446	6,486	(1,529)	(13,803)	(18,604)	230,986	43,433

Realized gain (loss) on investments	(3,881,036)	466,363	(4,757)	(526)	120,825	33,679	2,922,361	518,506
Change in unrealized gain (loss) on investments	15,287,949	401,756	9,394	34,699	13,784	277,449	1,192,634	3,931,386

Net gain (loss) on investments	11,406,913	868,119	4,637	34,173	134,609	311,128	4,114,995	4,449,892

Reinvested capital gains	-	-	-	9,495	40,360	29,784	1,597,016	20,042

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$11,624,342	895,565	11,123	42,139	161,166	322,308	5,942,997	4,513,367

Investment Activity:	MSGI2	MSVFI	MSVF2	MSEM	MSVMG	MSVRE	NAMGI2	NAMAA2
Reinvested dividends	$25,353	153,299	17,810	289,546	-	14,598	2,303	11,520
Mortality and expense risk charges (note 2)	(12,792)	(60,143)	(12,089)	(60,878)	(872)	(16,493)	(2,488)	(6,043)

Net investment income (loss)	12,561	93,156	5,721	228,668	(872)	(1,895)	(185)	5,477

Realized gain (loss) on investments	5,012	14,533	3,085	50,568	256	72,157	(1,946)	8,905
Change in unrealized gain (loss) on investments	48,999	130,700	14,154	162,507	13,577	(51,939)	46,153	61,186

Net gain (loss) on investments	54,011	145,233	17,239	213,075	13,833	20,218	44,207	70,091

Reinvested capital gains	55,164	-	-	-	-	-	312	6,304

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$121,736	238,389	22,960	441,743	12,961	18,323	44,334	81,872

Investment Activity:	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF
Reinvested dividends	$1,977,221	28,956	643,143	136,403	168,613	105,252	318,221	1,926,963
Mortality and expense risk charges (note 2)	(1,365,187)	(36,025)	(673,772)	(131,804)	(270,803)	(391,499)	(265,549)	(405,273)

Net investment income (loss)	612,034	(7,069)	(30,629)	4,599	(102,190)	(286,247)	52,672	1,521,690

Realized gain (loss) on investments	2,869,785	45,567	2,479,252	98,085	1,169,160	1,662,169	1,553,122	(262,885)
Change in unrealized gain (loss) on investments	710,195	10,437	3,867,557	110,549	3,051,593	3,855,748	484,104	708,030

Net gain (loss) on investments	3,579,980	56,004	6,346,809	208,634	4,220,753	5,517,917	2,037,226	445,145

Reinvested capital gains	4,353,898	69,592	1,295,651	30,842	1,881,370	2,570,800	2,252,129	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$8,545,912	118,527	7,611,831	244,075	5,999,933	7,802,470	4,342,027	1,966,835

Investment Activity:	GEM	GEM2	GIG	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVCRA2
Reinvested dividends	$214,675	3,371	324,213	755	314,432	571	22,603	36,887
Mortality and expense risk charges (note 2)	(177,950)	(6,713)	(213,141)	(713)	(661,015)	(1,836)	(40,804)	(38,091)

Net investment income (loss)	36,725	(3,342)	111,072	42	(346,583)	(1,265)	(18,201)	(1,204)

Realized gain (loss) on investments	137,179	4,315	60,411	3,247	2,243,573	24,436	56,694	(41,433)
Change in unrealized gain (loss) on investments	5,011,838	110,563	4,210,263	9,658	9,680,577	10,057	213,639	376,057

Net gain (loss) on investments	5,149,017	114,878	4,270,674	12,905	11,924,150	34,493	270,333	334,624

Reinvested capital gains	-	-	-	-	1,250,354	3,488	326,107	258,848

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$5,185,742	111,536	4,381,746	12,947	12,827,921	36,716	578,239	592,268

Investment Activity:	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2
Reinvested dividends	$186,521	79,276	139,446	275,973	94,649	97,489	159,481	16,762
Mortality and expense risk charges (note 2)	(97,984)	(59,714)	(78,936)	(191,938)	(85,223)	(59,912)	(64,296)	(11,803)

Net investment income (loss)	88,537	19,562	60,510	84,035	9,426	37,577	95,185	4,959

Realized gain (loss) on investments	97,197	59,091	(89,960)	228,532	(30,620)	54,818	(19,648)	680
Change in unrealized gain (loss) on investments	318,345	300,889	226,384	637,418	527,280	140,656	101,027	7,325

Net gain (loss) on investments	415,542	359,980	136,424	865,950	496,660	195,474	81,379	8,005

Reinvested capital gains	386,442	326,387	128,112	947,703	494,628	214,502	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$890,521	705,929	325,046	1,897,688	1,000,714	447,553	176,564	12,964

Investment Activity:	NVLCP2	TRF	TRF2	GBF	GBF2	GVIX8	GVIDA	NVDBL2
Reinvested dividends	$91,549	1,019,877	2,476	1,917,517	28,884	114,748	496,595	160,097
Mortality and expense risk charges (note 2)	(45,500)	(1,076,658)	(6,332)	(1,047,155)	(30,519)	(50,769)	(404,948)	(95,896)

Net investment income (loss)	46,049	(56,781)	(3,856)	870,362	(1,635)	63,979	91,647	64,201

Realized gain (loss) on investments	(6,471)	5,575,921	21,471	(1,619,326)	(18,009)	21,849	1,957,974	111,040
Change in unrealized gain (loss) on investments	66,009	12,542,253	36,278	1,682,443	21,544	839,347	771,986	427,259

Net gain (loss) on investments	59,538	18,118,174	57,749	63,117	3,535	861,196	2,729,960	538,299

Reinvested capital gains	-	-	-	-	-	-	2,428,069	203,271

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$105,587	18,061,393	53,893	933,479	1,900	925,175	5,249,676	805,771

Investment Activity:	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1
Reinvested dividends	$22,618	524,691	2,685,854	1,326,586	762,616	958,701	602,668	446,820
Mortality and expense risk charges (note 2)	(16,713)	(326,042)	(1,905,631)	(1,026,336)	(520,624)	(1,024,020)	(1,648,751)	(399,640)

Net investment income (loss)	5,905	198,649	780,223	300,250	241,992	(65,319)	(1,046,083)	47,180

Realized gain (loss) on investments	18,196	(61,325)	8,165,942	3,027,340	1,452,592	4,733,625	-	(377,418)
Change in unrealized gain (loss) on investments	108,744	487,154	(949,265)	3,200,207	(222,332)	2,156,862	-	8,190,997

Net gain (loss) on investments	126,940	425,829	7,216,677	6,227,547	1,230,260	6,890,487	-	7,813,579

Reinvested capital gains	48,483	548,190	9,230,220	5,261,836	1,756,067	5,462,719	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$181,328	1,172,668	17,227,120	11,789,633	3,228,319	12,287,887	(1,046,083)	7,860,759

Investment Activity:	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2
Reinvested dividends	$147,181	8,263	69,358	268	102,707	28,929	-	-
Mortality and expense risk charges (note 2)	(64,887)	(5,664)	(236,394)	(5,126)	(81,723)	(38,881)	(782,873)	(69,031)

Net investment income (loss)	82,294	2,599	(167,036)	(4,858)	20,984	(9,952)	(782,873)	(69,031)

Realized gain (loss) on investments	(72,697)	(2,595)	187,778	8,358	(342,926)	102,080	3,513,855	59,235
Change in unrealized gain (loss) on investments	1,075,682	63,826	4,220,375	49,547	832,381	67,484	10,267,442	955,421

Net gain (loss) on investments	1,002,985	61,231	4,408,153	57,905	489,455	169,564	13,781,297	1,014,656

Reinvested capital gains	-	-	834,495	11,384	373,922	128,522	3,552,942	277,125

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$1,085,279	63,830	5,075,612	64,431	884,361	288,134	16,551,366	1,222,750

Investment Activity:	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF
Reinvested dividends	$674,007	-	-	435,194	2,138	-	-	1,768,848
Mortality and expense risk charges (note 2)	(709,029)	(247,996)	(4,879)	(979,913)	(15,225)	(946,437)	(19,628)	(431,330)

Net investment income (loss)	(35,022)	(247,996)	(4,879)	(544,719)	(13,087)	(946,437)	(19,628)	1,337,518

Realized gain (loss) on investments	2,360,258	(911,821)	(250)	4,650,740	80,736	4,048,173	67,271	470,118
Change in unrealized gain (loss) on investments	1,821,753	5,593,836	56,895	(1,673,900)	(55,501)	1,079,179	(11,090)	103,533

Net gain (loss) on investments	4,182,011	4,682,015	56,645	2,976,840	25,235	5,127,352	56,181	573,651

Reinvested capital gains	3,178,031	169,962	2,226	4,136,307	40,343	5,850,117	74,064	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$7,325,020	4,603,981	53,992	6,568,428	52,491	10,031,032	110,617	1,911,169

Investment Activity:	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	NVLM2	NVLCA2
Reinvested dividends	$104,520	1,716,736	14,442	53,914	695,389	1,397,548	3,128	27,853
Mortality and expense risk charges (note 2)	(74,930)	(4,009,769)	(111,437)	(29,247)	(261,905)	(753,601)	(2,382)	(9,047)

Net investment income (loss)	29,590	(2,293,033)	(96,995)	24,667	433,484	643,947	746	18,806

Realized gain (loss) on investments	(21,307)	8,087,462	166,429	(39,477)	2,007,135	(5,659,939)	12,211	41,606
Change in unrealized gain (loss) on investments	29,972	69,277,512	1,175,421	486,824	1,105,848	7,468,733	5,228	57,164

Net gain (loss) on investments	8,665	77,364,974	1,341,850	447,347	3,112,983	1,808,794	17,439	98,770

Reinvested capital gains	-	8,711,561	152,715	-	-	1,027,768	3,720	16,313

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$38,255	83,783,502	1,397,570	472,014	3,546,467	3,480,509	21,905	133,889

Investment Activity:	NCPG2	NCPGI2	IDPG2	IDPGI2	NVSIX2	GVEX2	NVMGA2	AMTB
Reinvested dividends	$4,485	4,816	8,101	820	24,524	327,934	1,678	196,953
Mortality and expense risk charges (note 2)	(8,640)	(3,127)	(4,963)	(719)	(32,951)	(218,298)	(769)	(161,875)

Net investment income (loss)	(4,155)	1,689	3,138	101	(8,427)	109,636	909	35,078

Realized gain (loss) on investments	28,483	498	3,234	2,374	(72,163)	313,370	1,425	(21,655)
Change in unrealized gain (loss) on investments	78,163	22,127	56,368	5,255	311,960	2,727,275	5,596	(47,982)

Net gain (loss) on investments	106,646	22,625	59,602	7,629	239,797	3,040,645	7,021	(69,637)

Reinvested capital gains	11,799	8,509	4,676	433	106,884	508,985	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$114,290	32,823	67,416	8,163	338,254	3,659,266	7,930	(34,559)

Investment Activity:	AMGP	AMCG	AMMCGS	AMTP	AMSRS	OVIGS	OVGR	OVGS
Reinvested dividends	$743	-	-	332	42,079	17,273	8,571	944,332
Mortality and expense risk charges (note 2)	(3,870)	(4,344)	(15,036)	(923)	(87,342)	(15,252)	(39,510)	(1,176,303)

Net investment income (loss)	(3,127)	(4,344)	(15,036)	(591)	(45,263)	2,021	(30,939)	(231,971)

Realized gain (loss) on investments	1,645	(1,771)	2,963	507	347,744	38,629	116,815	252,122
Change in unrealized gain (loss) on investments	20,864	54,399	219,941	4,640	677,910	274,826	395,300	30,336,342

Net gain (loss) on investments	22,509	52,628	222,904	5,147	1,025,654	313,455	512,115	30,588,464

Reinvested capital gains	27,153	5,060	24,205	1,553	302,862	-	326,296	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$46,535	53,344	232,073	6,109	1,283,253	315,476	807,472	30,356,493

Investment Activity:	OVGSS	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSB	OVSBS
Reinvested dividends	$6,389	1,122,173	19,081	77,917	1,052	16,114	93,051	33,333
Mortality and expense risk charges (note 2)	(16,367)	(992,335)	(32,398)	(102,996)	(2,046)	(578,577)	(46,874)	(29,211)

Net investment income (loss)	(9,978)	129,838	(13,317)	(25,079)	(994)	(562,463)	46,177	4,122

Realized gain (loss) on investments	26,598	3,808,715	146,826	(195,720)	7,335	3,508,151	(39,079)	(35,774)
Change in unrealized gain (loss) on investments	234,994	7,583,710	89,662	866,210	4,102	4,368,145	196,906	99,836

Net gain (loss) on investments	261,592	11,392,425	236,488	670,490	11,437	7,876,296	157,827	64,062

Reinvested capital gains	-	1,505,565	31,295	478,300	8,776	5,293,337	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$251,614	13,027,828	254,466	1,123,711	19,219	12,607,170	204,004	68,184

Investment Activity:	PMVAAD	PMVFAD	PMVLAD	PMVRRA	PMVTRA	PMVTRD	PMVEBD	PMVSTA
Reinvested dividends	$214,099	25,859	303,254	18,536	24,914	244,717	61,702	15,668
Mortality and expense risk charges (note 2)	(52,316)	(20,666)	(279,033)	(8,618)	(13,666)	(136,741)	(13,586)	(10,109)

Net investment income (loss)	161,783	5,193	24,221	9,918	11,248	107,976	48,116	5,559

Realized gain (loss) on investments	(35,687)	40,457	(192,421)	(65,302)	(20,572)	(80,285)	(4,363)	2,036
Change in unrealized gain (loss) on investments	434,315	125,404	192,535	74,614	55,164	442,249	48,755	4,571

Net gain (loss) on investments	398,628	165,861	114	9,312	34,592	361,964	44,392	6,607

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$560,411	171,054	24,335	19,230	45,840	469,940	92,508	12,166

Investment Activity:	GVGMNS	PVEIB	PVTIGB	ROCMC	RVARS	SBLD	SBLJ	SBLN
Reinvested dividends	$565	-	651	2,678	-	7,332	1,423	9,122
Mortality and expense risk charges (note 2)	(1,897)	-	(414)	(4,603)	(10,093)	(3,025)	(1,647)	(6,498)

Net investment income (loss)	(1,332)	-	237	(1,925)	(10,093)	4,307	(224)	2,624

Realized gain (loss) on investments	1,898	-	6,296	(5,642)	705	29,502	7,430	7,247
Change in unrealized gain (loss) on investments	14,593	1,646	2,282	(18,072)	29,543	1,277	24,070	50,357

Net gain (loss) on investments	16,491	1,646	8,578	(23,714)	30,248	30,779	31,500	57,604

Reinvested capital gains	4,800	-	-	41,958	-	-	-	13,080

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$19,959	1,646	8,815	16,319	20,155	35,086	31,276	73,308

Investment Activity:	SBLO	SBLP	SBLQ	SBLV	SBLX	SBLY	TRHS2	VWHAS
Reinvested dividends	$2,488	16,304	2,264	11,131	517	1,170	-	-
Mortality and expense risk charges (note 2)	(2,549)	(3,472)	(6,666)	(18,646)	(824)	(1,262)	(424,210)	(62,131)

Net investment income (loss)	(61)	12,832	(4,402)	(7,515)	(307)	(92)	(424,210)	(62,131)

Realized gain (loss) on investments	9,766	(76)	15,769	132,333	2,706	10,775	1,345,399	275,684
Change in unrealized gain (loss) on investments	4,623	2,117	(16,750)	40,075	12,558	17,171	6,035,577	(501,146)

Net gain (loss) on investments	14,389	2,041	(981)	172,408	15,264	27,946	7,380,976	(225,462)

Reinvested capital gains	16,023	-	20,742	31,476	-	-	1,656,755	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$30,351	14,873	15,359	196,369	14,957	27,854	8,613,521	(287,593)

Investment Activity:	VWEM	VWHA	VYDS	WRASP	WRBP	WRBDP	WRCEP	WRDIV
Reinvested dividends	$67,616	-	18,307	1,198,613	694,404	763,193	393,722	168,328
Mortality and expense risk charges (note 2)	(185,202)	(99,244)	(30,796)	(873,529)	(480,508)	(530,203)	(973,656)	(145,594)

Net investment income (loss)	(117,586)	(99,244)	(12,489)	325,084	213,896	232,990	(579,934)	22,734

Realized gain (loss) on investments	388,432	(769,905)	59,810	1,623,814	(600,049)	(155,572)	1,716,182	698,234
Change in unrealized gain (loss) on investments	6,308,252	409,097	517,539	10,360,704	3,332,249	962,402	11,047,915	599,559

Net gain (loss) on investments	6,696,684	(360,808)	577,349	11,984,518	2,732,200	806,830	12,764,097	1,297,793

Reinvested capital gains	-	-	38,154	-	1,228,432	336,491	3,560,616	434,672

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$6,579,098	(460,052)	603,014	12,309,602	4,174,528	1,376,311	15,744,779	1,755,199

Investment Activity:	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRLTBP
Reinvested dividends	$27,197	99,954	7,880	248,678	3,415,669	10,842	144,535	80,523
Mortality and expense risk charges (note 2)	(42,340)	(39,303)	(62,484)	(1,105,635)	(676,498)	(242,198)	(112,230)	(57,632)

Net investment income (loss)	(15,143)	60,651	(54,604)	(856,957)	2,739,171	(231,356)	32,305	22,891

Realized gain (loss) on investments	(153,883)	(27,926)	(173,049)	1,803,316	193,572	1,017,710	143,695	3,104
Change in unrealized gain (loss) on investments	(524,299)	78,157	272,362	14,636,699	394,705	3,106,996	1,846,473	(10,717)

Net gain (loss) on investments	(678,182)	50,231	99,313	16,440,015	588,277	4,124,706	1,990,168	(7,613)

Reinvested capital gains	-	-	-	8,852,931	-	578,016	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$(693,325)	110,882	44,709	24,435,989	3,327,448	4,471,366	2,022,473	15,278

Investment Activity:	WRMIC	WRMCG	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP
Reinvested dividends	$-	-	73,620	95,664	-	-	-	512,779
Mortality and expense risk charges (note 2)	(27,708)	(163,484)	(135,401)	(80,308)	(674,126)	(430,617)	(68,340)	(401,578)

Net investment income (loss)	(27,708)	(163,484)	(61,781)	15,356	(674,126)	(430,617)	(68,340)	111,201

Realized gain (loss) on investments	(115,049)	561,052	-	120,229	5,839,799	216,226	102,545	384,226
Change in unrealized gain (loss) on investments	316,026	2,531,269	-	(729,493)	5,767,357	6,948,633	(55,090)	2,596,614

Net gain (loss) on investments	200,977	3,092,321	-	(609,264)	11,607,156	7,164,859	47,455	2,980,840

Reinvested capital gains	7,181	447,006	705	894,016	5,199,249	962,623	734,024	695,453

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$180,450	3,375,843	(61,076)	300,108	16,132,279	7,696,865	713,139	3,787,494

Investment Activity:	SVOF	WFVSCG	PVGIB
Reinvested dividends	$1,200	-	258
Mortality and expense risk charges (note 2)	(3,006)	(59,613)	(58)

Net investment income (loss)	(1,806)	(59,613)	200

Realized gain (loss) on investments	3,881	(270,372)	2,637
Change in unrealized gain (loss) on investments	13,911	1,310,505	(3,723)

Net gain (loss) on investments	17,792	1,040,133	(1,086)

Reinvested capital gains	14,422	144,621	1,439

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$30,408	1,125,141	553

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	Total		HVSIT		ALVGIB		ALVPGB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$7,035,043	15,915,473	(856)	(1,217)	(4,778)	(9,463)	(15,725)	(13,203)
Realized gain (loss) on investments	121,989,021	74,216,894	(16,075)	(107,367)	107,992	123,032	137,849	50,813
Change in unrealized gain (loss) on investments	448,758,282	(125,105,579)	21,651	68,540	(44,097)	(93,323)	55,660	(118,285)
Reinvested capital gains	157,234,281	336,074,588	21,080	51,739	79,379	53,998	46,174	89,535

Net increase (decrease) in Contract Owners’ Equity resulting from operations	735,016,627	301,101,376	25,800	11,695	138,496	74,244	223,958	8,860

Equity transactions:
Purchase payments received from contract owners (note 3)	88,043,846	85,852,196	5,689	7,642	12,703	10,237	184,180	-
Transfers between subaccounts (including fixed account), net (note 3)	(1,330,422)	(1,454,300)	(11,280)	(253,095)	(3,655)	(105,838)	31,649	63,369
Redemptions	(637,630,504)	(652,504,277)	(27,847)	(5,624)	(161,239)	(133,636)	(156,545)	(41,730)
Annuity benefits	(4,513,042)	(4,471,084)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(110,931)	(111,035)	-	-	(1)	-	-	-
Contingent deferred sales charges (note 2)	(406,495)	(439,953)	-	-	-	-	-	-
Adjustments to maintain reserves	11,138	602	(22)	(40)	(42)	(47)	(75)	(21)

Net equity transactions	(555,936,410)	(573,127,851)	(33,460)	(251,117)	(152,234)	(229,284)	59,209	21,618

Net change in Contract Owners’ Equity	179,080,217	(272,026,475)	(7,660)	(239,422)	(13,738)	(155,040)	283,167	30,478
Contract Owners’ Equity beginning of period	4,786,253,952	5,058,280,427	172,988	412,410	881,916	1,036,956	750,695	720,217

Contract Owners’ Equity end of period	$4,965,334,169	4,786,253,952	165,328	172,988	868,178	881,916	1,033,862	750,695

CHANGES IN UNITS:
Beginning units	244,932,958	274,425,473	10,078	26,358	45,576	58,744	39,436	38,097
Units purchased	30,675,485	44,456,919	835	3,311	614	4,033	11,905	6,938
Units redeemed	(55,627,395)	(73,949,434)	(2,631)	(19,591)	(7,485)	(17,201)	(8,890)	(5,599)

Ending units	219,981,048	244,932,958	8,282	10,078	38,705	45,576	42,451	39,436

	ALVDAB		ALVSVB		ACVIG		ACVIG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,023	(2,913)	(67,092)	(60,237)	678,045	665,297	918	1,173
Realized gain (loss) on investments	11,608	2,885	(233,304)	(330,443)	2,577,924	1,856,276	65,237	34,644
Change in unrealized gain (loss) on investments	46,677	10,080	621,916	1,215,934	5,076,336	2,622,941	15,600	11,565
Reinvested capital gains	-	97	267,874	320,014	1,295,359	1,007,805	14,016	9,450

Net increase (decrease) in Contract Owners’ Equity resulting from operations	61,308	10,149	589,394	1,145,268	9,627,664	6,152,319	95,771	56,832

Equity transactions:
Purchase payments received from contract owners (note 3)	5,450	994	48,656	35,432	314,109	517,240	2,811	15,744
Transfers between subaccounts (including fixed account), net (note 3)	87,987	18,764	(902,603)	812,306	(1,749,560)	(541,923)	(56,610)	64,004
Redemptions	(31,438)	(60,864)	(735,234)	(955,782)	(5,499,886)	(6,230,058)	(61,669)	(47,641)
Annuity benefits	-	-	(35,569)	(31,193)	(23,977)	(26,618)	(579)	(517)
Contract maintenance charges (note 2)	(7)	(7)	(61)	(41)	(970)	(1,086)	-	-
Contingent deferred sales charges (note 2)	-	-	(50)	(387)	(2,795)	(4,182)	-	-
Adjustments to maintain reserves	(52)	(37)	(399)	(238)	(2,113)	(6,117)	175	128

Net equity transactions	61,940	(41,150)	(1,625,260)	(139,903)	(6,965,192)	(6,292,744)	(115,872)	31,718

Net change in Contract Owners’ Equity	123,248	(31,001)	(1,035,866)	1,005,365	2,662,472	(140,425)	(20,101)	88,550
Contract Owners’ Equity beginning of period	434,769	465,770	6,668,450	5,663,085	53,872,855	54,013,280	599,437	510,887

Contract Owners’ Equity end of period	$558,017	434,769	5,632,584	6,668,450	56,535,327	53,872,855	579,336	599,437

CHANGES IN UNITS:
Beginning units	37,760	41,294	283,349	287,044	2,176,556	2,448,116	32,344	30,472
Units purchased	12,879	2,102	28,285	91,480	49,591	104,806	1,666	6,058
Units redeemed	(7,822)	(5,636)	(102,172)	(95,175)	(308,179)	(376,366)	(7,647)	(4,186)

Ending units	42,817	37,760	209,462	283,349	1,917,968	2,176,556	26,363	32,344

	ACVIP2		ACVI		ACVMV1		ACVMV2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$370,496	196,814	(3,730)	(1,265)	79,972	100,542	(2,606)	(763)
Realized gain (loss) on investments	(724,960)	(514,190)	70,260	58,049	1,279,805	764,815	33,436	23,265
Change in unrealized gain (loss) on investments	990,954	1,010,136	303,809	(159,303)	130,562	1,662,349	18,794	60,025
Reinvested capital gains	-	212,662	-	-	402,236	729,096	14,168	23,921

Net increase (decrease) in Contract Owners’ Equity resulting from operations	636,490	905,422	370,339	(102,519)	1,892,575	3,256,802	63,792	106,448

Equity transactions:
Purchase payments received from contract owners (note 3)	248,685	374,290	31,861	36,370	408,450	251,867	-	-
Transfers between subaccounts (including fixed account), net (note 3)	329,729	783,028	(43,197)	(51,585)	(1,263,640)	3,800,023	-	168,914
Redemptions	(3,902,493)	(2,705,321)	(123,074)	(92,778)	(2,305,399)	(1,860,154)	(21,567)	(15,051)
Annuity benefits	(79,886)	(85,169)	(1,885)	(1,710)	(1,572)	(956)	(35,761)	(29,429)
Contract maintenance charges (note 2)	(250)	(257)	-	-	(307)	(352)	(15)	5
Contingent deferred sales charges (note 2)	(4,540)	(901)	(729)	(545)	(1,236)	(3,299)	-	-
Adjustments to maintain reserves	(365)	(387)	217	(3,896)	(320)	(586)	(121)	(796)

Net equity transactions	(3,409,120)	(1,634,717)	(136,807)	(114,144)	(3,164,024)	2,186,543	(57,464)	123,643

Net change in Contract Owners’ Equity	(2,772,630)	(729,295)	233,532	(216,663)	(1,271,449)	5,443,345	6,328	230,091
Contract Owners’ Equity beginning of period	27,645,881	28,375,176	1,333,940	1,550,603	19,873,066	14,429,721	703,852	473,761

Contract Owners’ Equity end of period	$24,873,251	27,645,881	1,567,472	1,333,940	18,601,617	19,873,066	710,180	703,852

CHANGES IN UNITS:
Beginning units	1,904,346	2,016,925	75,002	82,447	825,875	729,254	-	-
Units purchased	125,457	180,529	4,438	12,960	125,935	288,518	-	-
Units redeemed	(363,043)	(293,108)	(11,512)	(20,405)	(251,691)	(191,897)	-	-

Ending units	1,666,760	1,904,346	67,928	75,002	700,119	825,875	-	-

	ACVU1		ACVV		BRVHY3		BRVTR3
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(350)	(295)	11,518	12,241	54,770	37,109	14,442	7,704
Realized gain (loss) on investments	199	108	265,339	126,581	26,244	38,830	223	9,634
Change in unrealized gain (loss) on investments	5,454	(86)	(128,232)	198,526	(4,860)	21,393	10,168	(11,870)
Reinvested capital gains	1,161	827	-	-	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	6,464	554	148,625	337,348	76,154	97,332	24,833	5,468

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	28,553	24,023	23,795	3,727	24,446	5,694
Transfers between subaccounts (including fixed account), net (note 3)	-	-	47,673	2,508	682,483	1,040,228	293,028	965,652
Redemptions	-	-	(285,979)	(196,096)	(188,350)	(243,350)	(325,592)	(143,045)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(12)	(6)	-	(2)
Contingent deferred sales charges (note 2)	-	-	(1,156)	(846)	(50)	(2)	(29)	(396)
Adjustments to maintain reserves	3	(2)	(2,168)	2,729	(65)	(5)	(38)	(63)

Net equity transactions	3	(2)	(213,077)	(167,682)	517,801	800,592	(8,185)	827,840

Net change in Contract Owners’ Equity	6,467	552	(64,452)	169,666	593,955	897,924	16,648	833,308
Contract Owners’ Equity beginning of period	21,612	21,060	2,077,197	1,907,531	1,071,051	173,127	1,282,078	448,770

Contract Owners’ Equity end of period	$28,079	21,612	2,012,745	2,077,197	1,665,006	1,071,051	1,298,726	1,282,078

CHANGES IN UNITS:
Beginning units	1,197	1,197	55,773	61,186	104,058	18,756	128,933	45,761
Units purchased	-	-	6,805	4,460	136,210	286,169	45,492	180,774
Units redeemed	-	-	(12,337)	(9,873)	(87,572)	(200,867)	(46,426)	(97,602)

Ending units	1,197	1,197	50,241	55,773	152,696	104,058	127,999	128,933

	BRVED3		MLVGA3		CLVHY2		DWVSVS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$13,759	8,258	39,014	(5,161)	(91)	-	(20,781)	(16,685)
Realized gain (loss) on investments	115,916	9,021	200,881	(1,153,762)	(501)	-	286,053	(121,623)
Change in unrealized gain (loss) on investments	74,948	96,814	3,043,848	2,056,796	1,064	-	(28,169)	709,533
Reinvested capital gains	160,984	54,087	372,293	-	-	-	154,061	160,472

Net increase (decrease) in Contract Owners’ Equity resulting from operations	365,607	168,180	3,656,036	897,873	472	-	391,164	731,697

Equity transactions:
Purchase payments received from contract owners (note 3)	232,347	2,283	401,556	584,909	28,657	-	183,076	6,740
Transfers between subaccounts (including fixed account), net (note 3)	1,063,989	1,548,488	919,488	(2,109,978)	173,000	-	(414,548)	1,948,940
Redemptions	(312,359)	(19,488)	(3,379,019)	(4,183,638)	(3,868)	-	(695,319)	(293,162)
Annuity benefits	-	-	(5,529)	(9,987)	-	-	-	-
Contract maintenance charges (note 2)	(5)	(13)	(233)	(272)	-	-	(22)	(4)
Contingent deferred sales charges (note 2)	-	-	(1,494)	(1,290)	-	-	-	(244)
Adjustments to maintain reserves	(58)	(57)	(450)	(318)	(9)	-	(181)	(75)

Net equity transactions	983,914	1,531,213	(2,065,681)	(5,720,574)	197,780	-	(926,994)	1,662,195

Net change in Contract Owners’ Equity	1,349,521	1,699,393	1,590,355	(4,822,701)	198,252	-	(535,830)	2,393,892
Contract Owners’ Equity beginning of period	1,889,914	190,521	30,835,040	35,657,741	-	-	4,412,102	2,018,210

Contract Owners’ Equity end of period	$3,239,435	1,889,914	32,425,395	30,835,040	198,252	-	3,876,272	4,412,102

CHANGES IN UNITS:
Beginning units	168,473	19,486	1,974,068	2,343,231	-	-	287,945	170,717
Units purchased	164,065	191,454	208,223	294,312	24,548	-	124,565	194,451
Units redeemed	(81,856)	(42,467)	(332,315)	(663,475)	(5,161)	-	(183,519)	(77,223)

Ending units	250,682	168,473	1,849,976	1,974,068	19,387	-	228,991	287,945

	DVMCSS		DVSCS		DSIF		DSRG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(5,237)	(4,928)	(111,833)	(48,773)	1,852,619	2,646,706	26,764	83,284
Realized gain (loss) on investments	(51,199)	(96,562)	1,517,172	1,134,363	13,292,016	7,868,804	1,653,887	1,547,025
Change in unrealized gain (loss) on investments	254,911	199,793	97,000	1,885,969	34,358,422	8,040,115	773,942	(2,087,254)
Reinvested capital gains	28,553	104,877	1,062,543	1,927,233	7,340,773	10,352,312	2,502,213	3,628,471

Net increase (decrease) in Contract Owners’ Equity resulting from operations	227,028	203,180	2,564,882	4,898,792	56,843,830	28,907,937	4,956,806	3,171,526

Equity transactions:
Purchase payments received from contract owners (note 3)	12,836	191,495	264,887	169,940	3,879,209	2,868,211	431,760	399,154
Transfers between subaccounts (including fixed account), net (note 3)	1,099,402	149,290	(586,029)	588,188	(6,215,816)	(5,168,972)	(564,583)	(692,866)
Redemptions	(152,141)	(117,954)	(2,235,913)	(2,772,801)	(29,199,881)	(29,079,696)	(3,731,820)	(4,104,865)
Annuity benefits	-	-	(38,834)	(35,289)	(172,983)	(182,212)	(3,440)	(3,307)
Contract maintenance charges (note 2)	(7)	(8)	(865)	(914)	(5,099)	(5,572)	(1,730)	(1,890)
Contingent deferred sales charges (note 2)	(40)	(1)	(1,424)	(5,385)	(23,621)	(40,311)	(6,155)	(5,708)
Adjustments to maintain reserves	(61)	(72)	(1,562)	(7,681)	2,960	7,893	(238)	(2,773)

Net equity transactions	959,989	222,750	(2,599,740)	(2,063,942)	(31,735,231)	(31,600,659)	(3,876,206)	(4,412,255)

Net change in Contract Owners’ Equity	1,187,017	425,930	(34,858)	2,834,850	25,108,599	(2,692,722)	1,080,600	(1,240,729)
Contract Owners’ Equity beginning of period	1,700,367	1,274,437	25,120,731	22,285,881	295,635,740	298,328,462	36,617,278	37,858,007

Contract Owners’ Equity end of period	$2,887,384	1,700,367	25,085,873	25,120,731	320,744,339	295,635,740	37,697,878	36,617,278

CHANGES IN UNITS:
Beginning units	142,240	121,436	809,818	892,477	11,452,165	12,769,592	1,793,904	2,024,544
Units purchased	100,460	69,403	75,426	96,749	269,763	367,328	26,135	36,157
Units redeemed	(30,591)	(48,599)	(158,275)	(179,408)	(1,386,013)	(1,684,755)	(201,291)	(266,797)

Ending units	212,109	142,240	726,969	809,818	10,335,915	11,452,165	1,618,748	1,793,904

	DSRGS		DCAP		DCAPS		DSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(566)	(476)	120,344	253,130	(6,689)	(4,664)	(216)	(336)
Realized gain (loss) on investments	10,653	413	1,495,670	2,977,738	29,704	29,988	5,300	88
Change in unrealized gain (loss) on investments	(6,053)	(1,049)	3,295,184	(7,313,692)	43,676	(105,819)	(385)	2,515
Reinvested capital gains	4,852	6,331	6,352,063	7,138,708	101,684	123,646	202	2,140

Net increase (decrease) in Contract Owners’ Equity resulting from operations	8,886	5,219	11,263,261	3,055,884	168,375	43,151	4,901	4,407

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	425,658	479,241	-	7,253	1,081	1,080
Transfers between subaccounts (including fixed account), net (note 3)	(46)	83	324,046	(2,007,967)	(16,387)	(1,564)	-	-
Redemptions	(40,339)	(388)	(5,314,140)	(5,930,797)	(156,171)	(143,341)	(17,704)	-
Annuity benefits	-	-	(52,432)	(45,647)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(710)	(787)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(3,666)	(3,649)	-	-	-	-
Adjustments to maintain reserves	(23)	4	-	360	(78)	(17)	10	(12)

Net equity transactions	(40,408)	(301)	(4,621,244)	(7,509,246)	(172,636)	(137,669)	(16,613)	1,068

Net change in Contract Owners’ Equity	(31,522)	4,918	6,642,017	(4,453,362)	(4,261)	(94,518)	(11,712)	5,475
Contract Owners’ Equity beginning of period	68,888	63,970	46,109,213	50,562,575	764,805	859,323	32,470	26,995

Contract Owners’ Equity end of period	$37,366	68,888	52,751,230	46,109,213	760,544	764,805	20,758	32,470

CHANGES IN UNITS:
Beginning units	4,024	4,042	1,911,699	2,239,783	45,726	54,230	1,714	1,648
Units purchased	-	5	101,446	39,371	-	649	51	66
Units redeemed	(2,009)	(23)	(277,025)	(367,455)	(9,024)	(9,153)	(901)	-

Ending units	2,015	4,024	1,736,120	1,911,699	36,702	45,726	864	1,714

	DVIV		ETVFR		FCA2S		FHIBS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$10	17	208,777	126,945	(665)	(704)	55,009	54,484
Realized gain (loss) on investments	6	-	109,999	(133,413)	(11,345)	(6,036)	4,134	(23,659)
Change in unrealized gain (loss) on investments	475	(61)	(100,429)	343,132	23,768	(5,993)	(6,625)	106,555
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	491	(44)	218,347	336,664	11,758	(12,733)	52,518	137,380

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	117,302	18,001	675	711	4,234	20,799
Transfers between subaccounts (including fixed account), net (note 3)	-	-	880,442	6,555,816	(26,638)	2,273	43,468	14,476
Redemptions	-	-	(840,867)	(905,074)	(29,963)	(23,856)	(182,549)	(523,196)
Annuity benefits	-	-	-	-	-	-	(218)	(206)
Contract maintenance charges (note 2)	-	-	(12)	(4)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(5)	(172)	-	-	-	(8)
Adjustments to maintain reserves	(7)	(3)	1,635	(54)	(15)	(30)	37	25

Net equity transactions	(7)	(3)	158,495	5,668,513	(55,941)	(20,902)	(135,028)	(488,110)

Net change in Contract Owners’ Equity	484	(47)	376,842	6,005,177	(44,183)	(33,635)	(82,510)	(350,730)
Contract Owners’ Equity beginning of period	1,787	1,834	9,215,513	3,210,336	171,926	205,561	1,170,382	1,521,112

Contract Owners’ Equity end of period	$2,271	1,787	9,592,355	9,215,513	127,743	171,926	1,087,872	1,170,382

CHANGES IN UNITS:
Beginning units	122	122	881,011	330,934	16,860	18,951	53,752	79,104
Units purchased	-	-	214,418	1,530,904	97	290	2,339	3,071
Units redeemed	-	-	(198,576)	(980,827)	(5,434)	(2,381)	(8,169)	(28,423)

Ending units	122	122	896,853	881,011	11,523	16,860	47,922	53,752

	FQB		FQBS		FVSS2		FB2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,324,015	1,727,513	27,692	36,853	(2,335)	(3,155)	8,003	7,461
Realized gain (loss) on investments	988,142	169,896	(3,440)	11,948	22,635	52,693	26,233	7,038
Change in unrealized gain (loss) on investments	(565,817)	(8,096)	19,749	(4,675)	(43,823)	(33,891)	143,246	(4,886)
Reinvested capital gains	-	-	-	-	68,475	-	37,696	371

Net increase (decrease) in Contract Owners’ Equity resulting from operations	1,746,340	1,889,313	44,001	44,126	44,952	15,647	215,178	9,984

Equity transactions:
Purchase payments received from contract owners (note 3)	757,878	726,928	47,331	2,261	1,665	1,699	34,808	342
Transfers between subaccounts (including fixed account), net (note 3)	755,867	(1,421,070)	(170,480)	(8,945)	16,040	(70,524)	1,421,115	937,805
Redemptions	(7,012,698)	(8,004,900)	(303,241)	(374,391)	(56,348)	(18,667)	(207,102)	(67,973)
Annuity benefits	(57,485)	(60,845)	(894)	(910)	-	-	-	-
Contract maintenance charges (note 2)	(613)	(756)	-	-	-	-	(13)	-
Contingent deferred sales charges (note 2)	(2,232)	(1,998)	-	(19)	-	-	-	-
Adjustments to maintain reserves	459	(675)	147	107	(42)	(19)	(29)	(23)

Net equity transactions	(5,558,824)	(8,763,316)	(427,137)	(381,897)	(38,685)	(87,511)	1,248,779	870,151

Net change in Contract Owners’ Equity	(3,812,484)	(6,874,003)	(383,136)	(337,771)	6,267	(71,864)	1,463,957	880,135
Contract Owners’ Equity beginning of period	63,136,489	70,010,492	2,316,237	2,654,008	278,654	350,518	880,135	-

Contract Owners’ Equity end of period	$59,324,005	63,136,489	1,933,101	2,316,237	284,921	278,654	2,344,092	880,135

CHANGES IN UNITS:
Beginning units	3,339,797	3,802,568	164,285	191,517	13,418	17,974	84,218	-
Units purchased	201,689	193,451	8,609	4,037	819	332	147,047	104,941
Units redeemed	(488,624)	(656,222)	(39,084)	(31,269)	(2,503)	(4,888)	(36,105)	(20,723)

Ending units	3,052,862	3,339,797	133,810	164,285	11,734	13,418	195,160	84,218

	FCS		FNRS2		FEIS		FEI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(29,177)	(49,744)	20,090	(66,151)	846,371	1,905,308	(12,558)	7,878
Realized gain (loss) on investments	352,116	180,126	(888,042)	(401,297)	(1,684,241)	(6,282,193)	211,330	(31,549)
Change in unrealized gain (loss) on investments	1,446,179	(363,133)	130,319	3,652,000	16,990,913	20,507,687	87,335	279,576
Reinvested capital gains	710,724	1,023,251	5,084	-	3,842,678	11,810,679	77,103	249,871

Net increase (decrease) in Contract Owners’ Equity resulting from operations	2,479,842	790,500	(732,549)	3,184,552	19,995,721	27,941,481	363,210	505,776

Equity transactions:
Purchase payments received from contract owners (note 3)	183,780	210,951	280,849	277,273	2,324,011	1,717,949	1,243	5,239
Transfers between subaccounts (including fixed account), net (note 3)	(241,476)	(355,555)	(2,806,055)	2,944,013	(3,992,124)	(4,425,930)	(1,254)	(116,399)
Redemptions	(1,223,800)	(1,220,674)	(1,153,816)	(1,274,476)	(22,592,283)	(20,643,682)	(424,440)	(621,778)
Annuity benefits	-	-	(15,659)	(15,742)	(168,426)	(171,221)	(342)	(282)
Contract maintenance charges (note 2)	(15)	(15)	(507)	(553)	(2,290)	(2,619)	-	-
Contingent deferred sales charges (note 2)	(7,882)	(6,257)	(1,340)	(1,370)	(10,484)	(8,446)	-	(24)
Adjustments to maintain reserves	(5,040)	6,767	(68)	(634)	12,925	9,555	(17)	(96)

Net equity transactions	(1,294,433)	(1,364,783)	(3,696,596)	1,928,511	(24,428,671)	(23,524,394)	(424,810)	(733,340)

Net change in Contract Owners’ Equity	1,185,409	(574,283)	(4,429,145)	5,113,063	(4,432,950)	4,417,087	(61,600)	(227,564)
Contract Owners’ Equity beginning of period	12,648,177	13,222,460	14,578,879	9,465,816	187,456,652	183,039,565	3,642,018	3,869,582

Contract Owners’ Equity end of period	$13,833,586	12,648,177	10,149,734	14,578,879	183,023,702	187,456,652	3,580,418	3,642,018

CHANGES IN UNITS:
Beginning units	351,906	392,729	1,298,045	1,108,475	7,244,248	8,247,677	197,716	242,717
Units purchased	6,496	21,440	152,624	554,807	209,946	259,176	4,143	5,224
Units redeemed	(38,673)	(62,263)	(510,808)	(365,237)	(1,117,646)	(1,262,605)	(26,372)	(50,225)

Ending units	319,729	351,906	939,861	1,298,045	6,336,548	7,244,248	175,487	197,716

	FF10S		FF10S2		FF20S		FF20S2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$25,782	19,249	(302)	(311)	49,300	40,986	(802)	(752)
Realized gain (loss) on investments	208,706	283,638	1,952	1,461	197,492	270,469	6,410	4,742
Change in unrealized gain (loss) on investments	502,081	(143,109)	1,422	(861)	1,149,910	(144,811)	7,000	(3,351)
Reinvested capital gains	162,521	190,712	800	1,026	343,516	365,903	3,384	3,859

Net increase (decrease) in Contract Owners’ Equity resulting from operations	899,090	350,490	3,872	1,315	1,740,218	532,547	15,992	4,498

Equity transactions:
Purchase payments received from contract owners (note 3)	20,676	58,077	-	-	195,465	190,638	-	-
Transfers between subaccounts (including fixed account), net (note 3)	549,441	763,803	-	-	888,177	518,832	-	-
Redemptions	(1,125,787)	(1,316,860)	(4,597)	(1,182)	(940,737)	(1,242,075)	(4,158)	(1,389)
Annuity benefits	-	-	(3,162)	(5,272)	-	-	(8,287)	(8,616)
Contract maintenance charges (note 2)	(32)	(51)	35	-	(583)	(690)	(2)	1
Contingent deferred sales charges (note 2)	(2,015)	(6,546)	-	-	(3,899)	(5,735)	-	-
Adjustments to maintain reserves	(170)	(104)	(7)	(35)	(196)	(146)	3	-

Net equity transactions	(557,887)	(501,681)	(7,731)	(6,489)	138,227	(539,176)	(12,444)	(10,004)

Net change in Contract Owners’ Equity	341,203	(151,191)	(3,859)	(5,174)	1,878,445	(6,629)	3,548	(5,506)
Contract Owners’ Equity beginning of period	7,956,657	8,107,848	39,452	44,626	11,582,731	11,589,360	118,040	123,546

Contract Owners’ Equity end of period	$8,297,860	7,956,657	35,593	39,452	13,461,176	11,582,731	121,588	118,040

CHANGES IN UNITS:
Beginning units	537,118	569,772	-	-	781,626	820,828	-	-
Units purchased	51,569	87,653	-	-	91,462	117,663	-	-
Units redeemed	(87,432)	(120,307)	-	-	(84,626)	(156,865)	-	-

Ending units	501,255	537,118	-	-	788,462	781,626	-	-

	FF30S		FF30S2		FGI2		FGOS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$19,496	14,970	(1,276)	(1,031)	123	5,599	(9,226)	(8,655)
Realized gain (loss) on investments	314,979	178,620	12,583	6,186	30,683	3,670	58,835	89,072
Change in unrealized gain (loss) on investments	722,970	(86,342)	24,349	(3,692)	37,392	1,255	102,076	(116,723)
Reinvested capital gains	267,118	284,862	9,547	10,572	12,954	-	135,110	21,377

Net increase (decrease) in Contract Owners’ Equity resulting from operations	1,324,563	392,110	45,203	12,035	81,152	10,524	286,795	(14,929)

Equity transactions:
Purchase payments received from contract owners (note 3)	267,341	222,633	-	-	43,315	16	19,252	16,538
Transfers between subaccounts (including fixed account), net (note 3)	884,126	141,224	(2,042)	-	205,362	409,575	(28,810)	(89,488)
Redemptions	(1,772,847)	(813,251)	(24,111)	(19,309)	(114,797)	(6,909)	(119,430)	(110,089)
Annuity benefits	(2,087)	(1,915)	(11,224)	(10,313)	-	-	-	-
Contract maintenance charges (note 2)	(1,178)	(1,226)	(6)	2	(4)	-	-	-
Contingent deferred sales charges (note 2)	(5,809)	(1,602)	-	-	(306)	-	(382)	(363)
Adjustments to maintain reserves	(205)	(167)	(316)	(177)	(63)	13	101	(79)

Net equity transactions	(630,659)	(454,304)	(37,699)	(29,797)	133,507	402,695	(129,269)	(183,481)

Net change in Contract Owners’ Equity	693,904	(62,194)	7,504	(17,762)	214,659	413,219	157,526	(198,410)
Contract Owners’ Equity beginning of period	6,993,560	7,055,754	254,391	272,153	413,219	-	926,496	1,124,906

Contract Owners’ Equity end of period	$7,687,464	6,993,560	261,895	254,391	627,878	413,219	1,084,022	926,496

CHANGES IN UNITS:
Beginning units	462,711	491,009	-	-	36,647	-	50,374	60,656
Units purchased	90,265	64,259	-	-	48,369	52,023	2,138	8,156
Units redeemed	(127,706)	(92,557)	-	-	(36,783)	(15,376)	(8,167)	(18,438)

Ending units	425,270	462,711	-	-	48,233	36,647	44,345	50,374

	FGS		FG2		FHIS		FIGBS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,579,506)	(1,651,675)	(38,271)	(38,060)	1,695,143	2,312,929	385,424	394,497
Realized gain (loss) on investments	11,880,465	14,348,724	182,951	142,392	3,150,314	(3,123,551)	(16,051)	(166,136)
Change in unrealized gain (loss) on investments	24,384,362	(29,661,844)	298,970	(361,838)	(1,548,065)	9,619,400	456,810	895,839
Reinvested capital gains	11,762,572	15,409,812	162,200	215,090	-	-	151,394	16,974

Net increase (decrease) in Contract Owners’ Equity resulting from operations	46,447,893	(1,554,983)	605,850	(42,416)	3,297,392	8,808,778	977,577	1,141,174

Equity transactions:
Purchase payments received from contract owners (note 3)	2,283,095	1,614,135	892	5,252	664,503	445,790	511,561	278,872
Transfers between subaccounts (including fixed account), net (note 3)	(227,622)	(10,055,493)	79,384	(192,115)	(12,993,885)	6,712,634	895,053	2,143,198
Redemptions	(19,450,022)	(17,104,947)	(281,780)	(239,029)	(6,449,401)	(5,537,554)	(3,846,608)	(4,607,502)
Annuity benefits	(70,759)	(68,533)	(291)	(273)	(35,521)	(33,780)	(67,462)	(74,695)
Contract maintenance charges (note 2)	(4,419)	(4,765)	-	-	(408)	(473)	(671)	(894)
Contingent deferred sales charges (note 2)	(9,008)	(12,320)	-	(34)	(1,631)	(4,195)	(2,965)	(987)
Adjustments to maintain reserves	2,779	3,125	(79)	(76)	3,734	2,268	(1,919)	1,094

Net equity transactions	(17,475,956)	(25,628,798)	(201,874)	(426,275)	(18,812,609)	1,584,690	(2,513,011)	(2,260,914)

Net change in Contract Owners’ Equity	28,971,937	(27,183,781)	403,976	(468,691)	(15,515,217)	10,393,468	(1,535,434)	(1,119,740)
Contract Owners’ Equity beginning of period	143,969,657	171,153,438	1,954,426	2,423,117	59,353,095	48,959,627	34,030,964	35,150,704

Contract Owners’ Equity end of period	$172,941,594	143,969,657	2,358,402	1,954,426	43,837,878	59,353,095	32,495,530	34,030,964

CHANGES IN UNITS:
Beginning units	6,033,833	7,150,108	112,937	137,756	3,382,223	3,163,780	2,213,017	2,361,146
Units purchased	329,265	315,754	8,301	4,457	1,082,153	2,226,220	174,873	344,246
Units redeemed	(932,966)	(1,432,029)	(18,559)	(29,276)	(2,102,054)	(2,007,777)	(334,489)	(492,375)

Ending units	5,430,132	6,033,833	102,679	112,937	2,362,322	3,382,223	2,053,401	2,213,017

	FMCS		FMC2		FOS		FO2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(124,914)	(176,956)	(59,654)	(69,223)	57,206	57,537	(8,591)	(9,328)
Realized gain (loss) on investments	376,596	(313,057)	186,874	198,552	1,210,512	(637,667)	12,468	(43,657)
Change in unrealized gain (loss) on investments	3,023,665	1,314,383	397,650	(38,585)	5,786,003	(1,400,403)	305,004	(54,863)
Reinvested capital gains	1,164,911	1,619,548	206,585	298,622	26,148	47,212	1,126	2,139

Net increase (decrease) in Contract Owners’ Equity resulting from operations	4,440,258	2,443,918	731,455	389,366	7,079,869	(1,933,321)	310,007	(105,709)

Equity transactions:
Purchase payments received from contract owners (note 3)	305,160	298,254	8,966	73,427	259,074	260,077	8,468	9,802
Transfers between subaccounts (including fixed account), net (note 3)	(58,698)	(2,027,959)	(5,115)	(290,272)	(1,012,038)	(741,656)	(15,746)	(85,726)
Redemptions	(3,178,247)	(3,363,806)	(474,797)	(702,208)	(2,892,213)	(3,285,688)	(238,958)	(242,782)
Annuity benefits	(1,064)	(469)	(85,493)	(79,266)	(47,144)	(44,327)	(444)	(429)
Contract maintenance charges (note 2)	(586)	(657)	12	(241)	(461)	(536)	-	-
Contingent deferred sales charges (note 2)	(3,313)	(3,466)	-	(53)	(1,600)	(2,316)	-	(48)
Adjustments to maintain reserves	174	(336)	65	121	(98)	(231)	(8)	(30)

Net equity transactions	(2,936,574)	(5,098,439)	(556,362)	(998,492)	(3,694,480)	(3,814,677)	(246,688)	(319,213)

Net change in Contract Owners’ Equity	1,503,684	(2,654,521)	175,093	(609,126)	3,385,389	(5,747,998)	63,319	(424,922)
Contract Owners’ Equity beginning of period	24,565,849	27,220,370	4,271,508	4,880,634	26,529,574	32,277,572	1,179,230	1,604,152

Contract Owners’ Equity end of period	$26,069,533	24,565,849	4,446,601	4,271,508	29,914,963	26,529,574	1,242,549	1,179,230

CHANGES IN UNITS:
Beginning units	1,351,989	1,661,426	102,792	133,175	1,555,550	1,774,756	135,568	171,574
Units purchased	77,960	72,354	1,830	5,512	101,368	55,690	2,287	3,178
Units redeemed	(228,413)	(381,791)	(15,425)	(35,895)	(292,574)	(274,896)	(25,947)	(39,184)

Ending units	1,201,536	1,351,989	89,197	102,792	1,364,344	1,555,550	111,908	135,568

	FVSS		FRESS2		FTVIS2		FTVRD2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$20,843	(12,874)	1,814	-	1,319,433	1,493,057	485	(406)
Realized gain (loss) on investments	479,135	713,387	953	-	920,384	(243,107)	32,427	17,016
Change in unrealized gain (loss) on investments	(1,164,339)	(37,633)	1,239	-	1,318,456	3,572,992	55,740	(6,619)
Reinvested capital gains	2,069,747	-	-	-	-	-	23,299	73,753

Net increase (decrease) in Contract Owners’ Equity resulting from operations	1,405,386	662,880	4,006	-	3,558,273	4,822,942	111,951	83,744

Equity transactions:
Purchase payments received from contract owners (note 3)	39,430	33,996	285	-	337,762	407,116	-	(145)
Transfers between subaccounts (including fixed account), net (note 3)	(158,079)	(481,283)	260,831	-	(4,129,067)	1,174,785	(4,704)	(11,266)
Redemptions	(949,025)	(960,874)	(37,562)	-	(3,592,962)	(3,728,532)	(21,456)	(19,697)
Annuity benefits	(13,104)	(13,660)	-	-	(37,526)	(40,224)	(45,651)	(42,343)
Contract maintenance charges (note 2)	(297)	(340)	-	-	(388)	(406)	(315)	(97)
Contingent deferred sales charges (note 2)	(2,502)	(841)	-	-	(1,873)	(2,120)	-	-
Adjustments to maintain reserves	(377)	(397)	9	-	(614)	(690)	(7)	91

Net equity transactions	(1,083,954)	(1,423,399)	223,563	-	(7,424,668)	(2,190,071)	(72,133)	(73,457)

Net change in Contract Owners’ Equity	321,432	(760,519)	227,569	-	(3,866,395)	2,632,871	39,818	10,287
Contract Owners’ Equity beginning of period	8,322,537	9,083,056	-	-	44,565,927	41,933,056	632,215	621,928

Contract Owners’ Equity end of period	$8,643,969	8,322,537	227,569	-	40,699,532	44,565,927	672,033	632,215

CHANGES IN UNITS:
Beginning units	341,226	403,370	-	-	2,722,160	2,883,076	-	-
Units purchased	15,365	18,252	26,052	-	159,188	453,656	-	-
Units redeemed	(56,137)	(80,396)	(3,783)	-	(589,117)	(614,572)	-	-

Ending units	300,454	341,226	22,269	-	2,292,231	2,722,160	-	-

	FTVSV2		FTVDM2		TIF2		FTVGI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(59,590)	(28,964)	(13,333)	(10,842)	71,767	41,679	(261,611)	(282,758)
Realized gain (loss) on investments	(13,411)	354,188	(206,554)	(499,025)	(197,105)	(495,019)	(448,747)	(1,562,852)
Change in unrealized gain (loss) on investments	228,507	661,938	1,820,233	947,619	825,775	620,101	837,457	2,075,580
Reinvested capital gains	680,946	1,411,466	-	-	-	84,512	77,306	22,178

Net increase (decrease) in Contract Owners’ Equity resulting from operations	836,452	2,398,628	1,600,346	437,752	700,437	251,273	204,405	252,148

Equity transactions:
Purchase payments received from contract owners (note 3)	94,660	130,478	19,563	97,872	26,654	61,261	143,351	224,895
Transfers between subaccounts (including fixed account), net (note 3)	(1,124,938)	497,155	2,916,842	(12,252)	247,528	(361,257)	901,384	(2,142,248)
Redemptions	(1,120,444)	(1,198,410)	(578,585)	(376,005)	(628,822)	(569,939)	(2,385,413)	(3,956,286)
Annuity benefits	(25,623)	(23,483)	(11,236)	(9,556)	(9,068)	(9,097)	(5,789)	(8,294)
Contract maintenance charges (note 2)	(308)	(362)	(122)	(122)	(53)	(81)	(195)	(248)
Contingent deferred sales charges (note 2)	(717)	(1,831)	(2,542)	(350)	(83)	(517)	(1,019)	(1,600)
Adjustments to maintain reserves	(434)	(359)	(355)	(215)	(208)	(144)	(297)	(545)

Net equity transactions	(2,177,804)	(596,812)	2,343,565	(300,628)	(364,052)	(879,774)	(1,347,978)	(5,884,326)

Net change in Contract Owners’ Equity	(1,341,352)	1,801,816	3,943,911	137,124	336,385	(628,501)	(1,143,573)	(5,632,178)
Contract Owners’ Equity beginning of period	10,944,133	9,142,317	3,220,576	3,083,452	4,727,225	5,355,726	24,137,371	29,769,549

Contract Owners’ Equity end of period	$9,602,781	10,944,133	7,164,487	3,220,576	5,063,610	4,727,225	22,993,798	24,137,371

CHANGES IN UNITS:
Beginning units	564,644	607,028	360,161	399,911	533,157	642,770	2,488,411	3,125,167
Units purchased	38,071	142,206	451,212	106,808	69,089	72,422	273,755	209,400
Units redeemed	(157,979)	(184,590)	(224,964)	(146,558)	(107,269)	(182,035)	(409,695)	(846,156)

Ending units	444,736	564,644	586,409	360,161	494,977	533,157	2,352,471	2,488,411

	FTVFA2		ACEG2		ACC2		ACEG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$102,559	163,731	(37,708)	(30,467)	4,376	(20,017)	(337)	(248)
Realized gain (loss) on investments	24,353	(218,049)	80,751	54,165	169,381	304,225	662	331
Change in unrealized gain (loss) on investments	199,064	532,263	233,420	(208,166)	173,557	(80,528)	4,157	(1,806)
Reinvested capital gains	262,797	197,878	210,968	156,437	142,628	249,848	1,990	1,953

Net increase (decrease) in Contract Owners’ Equity resulting from operations	588,773	675,823	487,431	(28,031)	489,942	453,528	6,472	230

Equity transactions:
Purchase payments received from contract owners (note 3)	202,109	138,569	4,319	3,409	1,200	47,238	27,277	594
Transfers between subaccounts (including fixed account), net (note 3)	(809,357)	(346,456)	664,147	(250,485)	11,757	(242,721)	(1,226)	102
Redemptions	(1,008,008)	(512,860)	(213,217)	(315,961)	(341,319)	(588,597)	(72)	(894)
Annuity benefits	(1,825)	(2,130)	(252)	(695)	(7,714)	(6,667)	-	-
Contract maintenance charges (note 2)	(112)	(115)	(38)	(16)	-	-	-	-
Contingent deferred sales charges (note 2)	(1,768)	(48)	(211)	-	-	-	-	-
Adjustments to maintain reserves	(117)	(151)	(98)	(108)	(45)	36	(13)	(9)

Net equity transactions	(1,619,078)	(723,191)	454,650	(563,856)	(336,121)	(790,711)	25,966	(207)

Net change in Contract Owners’ Equity	(1,030,305)	(47,368)	942,081	(591,887)	153,821	(337,183)	32,438	23
Contract Owners’ Equity beginning of period	6,285,104	6,332,472	1,666,088	2,257,975	3,400,572	3,737,755	22,051	22,028

Contract Owners’ Equity end of period	$5,254,799	6,285,104	2,608,169	1,666,088	3,554,393	3,400,572	54,489	22,051

CHANGES IN UNITS:
Beginning units	471,272	530,907	101,117	140,003	165,817	209,478	1,464	1,478
Units purchased	46,333	63,277	60,625	14,875	2,589	3,015	1,492	48
Units redeemed	(161,027)	(122,912)	(31,612)	(53,761)	(18,475)	(46,676)	(74)	(62)

Ending units	356,578	471,272	130,130	101,117	149,931	165,817	2,882	1,464

	AVGI		AVCE2		IVKEI1		IVHS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(7)	(14)	(5,443)	(7,012)	3,400	2,068	(2,399)	(3,814)
Realized gain (loss) on investments	-	(13)	43,596	14,019	1,469	971	(6,873)	14,963
Change in unrealized gain (loss) on investments	185	62	(13,599)	(3,958)	21,500	22,705	38,692	(114,288)
Reinvested capital gains	162	190	25,167	34,465	8,338	8,691	15,202	49,238

Net increase (decrease) in Contract Owners’ Equity resulting from operations	340	225	49,721	37,514	34,707	34,435	44,622	(53,901)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	12,556	510	484	9,606	13,115
Transfers between subaccounts (including fixed account), net (note 3)	-	-	147	9,416	150,940	31,755	(51,501)	(10,800)
Redemptions	-	(246)	(109,941)	(32,676)	(5,222)	(3,390)	(26,195)	(62,758)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(226)	(313)
Adjustments to maintain reserves	(4)	1	(17)	(26)	(29)	(12)	(84)	96

Net equity transactions	(4)	(245)	(109,811)	(10,730)	146,199	28,837	(68,400)	(60,660)

Net change in Contract Owners’ Equity	336	(20)	(60,090)	26,784	180,906	63,272	(23,778)	(114,561)
Contract Owners’ Equity beginning of period	2,886	2,906	511,945	485,161	298,616	235,344	318,961	433,522

Contract Owners’ Equity end of period	$3,222	2,886	451,855	511,945	479,522	298,616	295,183	318,961

CHANGES IN UNITS:
Beginning units	144	157	33,768	34,516	20,133	18,079	16,171	19,240
Units purchased	-	-	8	1,462	9,649	2,316	671	1,857
Units redeemed	-	(13)	(6,751)	(2,210)	(358)	(262)	(3,772)	(4,926)

Ending units	144	144	27,025	33,768	29,424	20,133	13,070	16,171

	IVRE		IVMCC2		IVKMG2		JPMMV1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$4,056	1,206	(3,540)	(4,112)	(13,881)	(13,043)	(60,409)	(47,997)
Realized gain (loss) on investments	4,623	4,221	486	(1,681)	(30,084)	(59,654)	1,233,664	985,791
Change in unrealized gain (loss) on investments	12,835	(8,564)	49,810	22,914	161,831	(46,766)	229,826	445,897
Reinvested capital gains	3,333	4,546	9,730	25,398	73,542	91,177	890,673	975,416

Net increase (decrease) in Contract Owners’ Equity resulting from operations	24,847	1,409	56,486	42,519	191,408	(28,286)	2,293,754	2,359,107

Equity transactions:
Purchase payments received from contract owners (note 3)	8,512	6,265	-	-	73,978	13,326	307,965	191,754
Transfers between subaccounts (including fixed account), net (note 3)	7,014	2,793	11,614	39,153	205,954	(450,821)	(202,202)	536,094
Redemptions	(48,372)	(23,151)	(17,673)	(2,413)	(88,541)	(86,761)	(3,162,964)	(2,067,752)
Annuity benefits	-	-	-	-	(4,985)	(6,232)	(1,988)	(1,797)
Contract maintenance charges (note 2)	-	-	(4)	(3)	(24)	(21)	(281)	(347)
Contingent deferred sales charges (note 2)	(119)	(58)	-	-	-	(29)	(3,675)	(1,630)
Adjustments to maintain reserves	13	(26)	(21)	(5)	47	36	(456)	(279)

Net equity transactions	(32,952)	(14,177)	(6,084)	36,732	186,429	(530,502)	(3,063,601)	(1,343,957)

Net change in Contract Owners’ Equity	(8,105)	(12,768)	50,402	79,251	377,837	(558,788)	(769,847)	1,015,150
Contract Owners’ Equity beginning of period	225,224	237,992	422,158	342,907	880,238	1,439,026	19,754,012	18,738,862

Contract Owners’ Equity end of period	$217,119	225,224	472,560	422,158	1,258,075	880,238	18,984,165	19,754,012

CHANGES IN UNITS:
Beginning units	17,134	18,254	30,540	27,780	57,671	94,924	694,073	746,110
Units purchased	1,287	2,108	3,676	4,035	23,691	19,686	41,306	105,801
Units redeemed	(3,653)	(3,228)	(4,067)	(1,275)	(10,623)	(56,939)	(142,877)	(157,838)

Ending units	14,768	17,134	30,149	30,540	70,739	57,671	592,502	694,073

	JABS		JAFBS		JACAS		JAGTS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$96	496	28,372	31,796	(966,775)	(212,575)	(230,083)	(273,878)
Realized gain (loss) on investments	1,755	906	1,276	(2,639)	1,478,256	(662,343)	2,433,827	1,374,660
Change in unrealized gain (loss) on investments	9,797	(391)	9,025	(22,519)	15,895,888	(9,747,128)	7,637,750	1,007,770
Reinvested capital gains	149	1,025	-	-	4,796,112	11,027,745	1,978,603	976,410

Net increase (decrease) in Contract Owners’ Equity resulting from operations	11,797	2,036	38,673	6,638	21,203,481	405,699	11,820,097	3,084,962

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	6,710	10,910	1,040,907	906,083	386,541	394,985
Transfers between subaccounts (including fixed account), net (note 3)	-	-	385,535	1,066,332	(639,156)	(5,435,673)	3,189,085	(1,219,145)
Redemptions	(5,626)	(4,895)	(164,533)	(137,026)	(11,228,273)	(10,402,826)	(3,800,546)	(3,325,273)
Annuity benefits	(529)	(489)	-	-	(62,095)	(57,395)	(6,442)	(4,334)
Contract maintenance charges (note 2)	(1)	1	(14)	(14)	(1,411)	(1,544)	(612)	(595)
Contingent deferred sales charges (note 2)	-	-	(908)	(398)	(6,669)	(8,846)	(5,842)	(4,125)
Adjustments to maintain reserves	1	1	(75)	(46)	925	(73)	(1,315)	(550)

Net equity transactions	(6,155)	(5,382)	226,715	939,758	(10,895,772)	(15,000,274)	(239,131)	(4,159,037)

Net change in Contract Owners’ Equity	5,642	(3,346)	265,388	946,396	10,307,709	(14,594,575)	11,580,966	(1,074,075)
Contract Owners’ Equity beginning of period	73,450	76,796	1,831,025	884,629	77,898,305	92,492,880	27,107,699	28,181,774

Contract Owners’ Equity end of period	$79,092	73,450	2,096,413	1,831,025	88,206,014	77,898,305	38,688,665	27,107,699

CHANGES IN UNITS:
Beginning units	-	-	184,707	90,278	4,485,820	5,373,132	2,960,362	3,468,814
Units purchased	-	-	78,477	205,615	292,696	270,400	652,854	380,721
Units redeemed	-	-	(56,224)	(111,186)	(828,308)	(1,157,712)	(664,655)	(889,173)

Ending units	-	-	206,960	184,707	3,950,208	4,485,820	2,948,561	2,960,362

	JAIGS		LZREMS		LOVTRC		M2IGSS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$217,429	1,696,044	27,446	6,130	6,486	6,930	(1,529)	(1,463)
Realized gain (loss) on investments	(3,881,036)	(4,815,988)	466,363	(153,601)	(4,757)	(17)	(526)	(1,854)
Change in unrealized gain (loss) on investments	15,287,949	(2,158,214)	401,756	424,312	9,394	(15,640)	34,699	(8,763)
Reinvested capital gains	—	1,245,949	—	—	—	1,223	9,495	19,448

Net increase (decrease) in Contract Owners’ Equity resulting from operations	11,624,342	(4,032,209)	895,565	276,841	11,123	(7,504)	42,139	7,368

Equity transactions:
Purchase payments received from contract owners (note 3)	582,472	636,902	292,705	22,277	2,127	512	-	-
Transfers between subaccounts (including fixed account), net (note 3)	(1,434,466)	(1,351,931)	971,020	1,466,235	158,552	332,218	-	-
Redemptions	(5,047,408)	(4,956,419)	(678,119)	(170,545)	(22,762)	(4,276)	(3,370)	(7,368)
Annuity benefits	(13,523)	(12,406)	-	-	-	-	(5,200)	(4,634)
Contract maintenance charges (note 2)	(1,138)	(1,253)	(13)	(7)	-	(3)	(2)	2
Contingent deferred sales charges (note 2)	(6,998)	(4,819)	(128)	(1)	-	-	-	-
Adjustments to maintain reserves	(1,471)	(12,344)	(122)	(74)	(28)	-	5	(1)

Net equity transactions	(5,922,532)	(5,702,270)	585,343	1,317,885	137,889	328,451	(8,567)	(12,001)

Net change in Contract Owners’ Equity	5,701,810	(9,734,479)	1,480,908	1,594,726	149,012	320,947	33,572	(4,633)
Contract Owners’ Equity beginning of period	41,422,997	51,157,476	2,781,792	1,187,066	320,947	-	163,032	167,665

Contract Owners’ Equity end of period	$47,124,807	41,422,997	4,262,700	2,781,792	469,959	320,947	196,604	163,032

CHANGES IN UNITS:
Beginning units	3,831,773	4,364,194	310,974	158,404	32,148	-	-	-
Units purchased	191,492	217,592	296,176	294,269	36,948	33,640	-	-
Units redeemed	(652,276)	(750,013)	(230,726)	(141,699)	(23,285)	(1,492)	-	-

Ending units	3,370,989	3,831,773	376,424	310,974	45,811	32,148	-	-

	MMCGSC		MNDSC		MVFSC		MVIVSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(13,803)	(16,134)	(18,604)	(18,712)	230,986	271,304	43,433	5,729
Realized gain (loss) on investments	120,825	104,520	33,679	(179,736)	2,922,361	1,700,856	518,506	692,603
Change in unrealized gain (loss) on investments	13,784	(141,779)	277,449	221,298	1,192,634	(489,175)	3,931,386	(731,359)
Reinvested capital gains	40,360	72,731	29,784	65,533	1,597,016	3,070,542	20,042	430,564

Net increase (decrease) in Contract Owners’ Equity resulting from operations	161,166	19,338	322,308	88,383	5,942,997	4,553,527	4,513,367	397,537

Equity transactions:
Purchase payments received from contract owners (note 3)	887	1,580	62,653	67,630	568,215	410,029	427,381	277,838
Transfers between subaccounts (including fixed account), net (note 3)	(49,641)	(10,385)	139,571	(191,082)	(1,016,104)	4,447,953	1,761,621	327,281
Redemptions	(127,762)	(261,083)	(205,762)	(228,637)	(5,484,643)	(4,798,031)	(2,696,019)	(1,921,543)
Annuity benefits	-	-	-	-	(35,011)	(35,445)	(2,725)	(2,461)
Contract maintenance charges (note 2)	-	-	(17)	(21)	(627)	(693)	(82)	(87)
Contingent deferred sales charges (note 2)	-	-	-	(125)	(1,517)	(3,760)	(2,303)	(1,551)
Adjustments to maintain reserves	(110)	13	(175)	(120)	194	(354)	(168)	(40)

Net equity transactions	(176,626)	(269,875)	(3,730)	(352,355)	(5,969,493)	19,699	(512,295)	(1,320,563)

Net change in Contract Owners’ Equity	(15,460)	(250,537)	318,578	(263,972)	(26,496)	4,573,226	4,001,072	(923,026)
Contract Owners’ Equity beginning of period	716,060	966,597	1,353,250	1,617,222	39,153,785	34,580,559	18,296,625	19,219,651

Contract Owners’ Equity end of period	$700,600	716,060	1,671,828	1,353,250	39,127,289	39,153,785	22,297,697	18,296,625

CHANGES IN UNITS:
Beginning units	46,527	64,299	90,814	115,987	1,996,361	1,981,083	1,120,560	1,208,379
Units purchased	1,467	4,328	42,423	51,987	157,188	469,764	188,194	253,583
Units redeemed	(11,168)	(22,100)	(42,163)	(77,160)	(437,005)	(454,486)	(219,440)	(341,402)

Ending units	36,826	46,527	91,074	90,814	1,716,544	1,996,361	1,089,314	1,120,560

	MSGI2		MSVFI		MSVF2		MSEM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$12,561	17,697	93,156	32,028	5,721	(1,905)	228,668	245,343
Realized gain (loss) on investments	5,012	(30,207)	14,533	2,030	3,085	2,736	50,568	19,882
Change in unrealized gain (loss) on investments	48,999	(9,477)	130,700	157,270	14,154	21,137	162,507	236,332
Reinvested capital gains	55,164	70,509	-	-	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	121,736	48,522	238,389	191,328	22,960	21,968	441,743	501,557

Equity transactions:
Purchase payments received from contract owners (note 3)	85,218	41,258	81,404	190,295	-	-	9,416	11,048
Transfers between subaccounts (including fixed account), net (note 3)	64,214	866,318	376,930	1,039,979	3,161	8,096	(156,214)	(97,875)
Redemptions	(150,591)	(55,047)	(540,665)	(829,456)	(7,537)	(19,319)	(618,212)	(519,373)
Annuity benefits	-	-	-	-	(7,058)	(7,370)	(4,254)	(7,223)
Contract maintenance charges (note 2)	(9)	(19)	(45)	(53)	(1)	(13)	(78)	(124)
Contingent deferred sales charges (note 2)	(30)	-	(117)	(247)	-	-	(417)	(824)
Adjustments to maintain reserves	(64)	(33)	(177)	(87)	(12)	4	(382)	(69)

Net equity transactions	(1,262)	852,477	(82,670)	400,431	(11,447)	(18,602)	(770,141)	(614,440)

Net change in Contract Owners’ Equity	120,474	900,999	155,719	591,759	11,513	3,366	(328,398)	(112,883)
Contract Owners’ Equity beginning of period	973,896	72,897	4,869,447	4,277,688	597,623	594,257	5,382,469	5,495,352

Contract Owners’ Equity end of period	$1,094,370	973,896	5,025,166	4,869,447	609,136	597,623	5,054,071	5,382,469

CHANGES IN UNITS:
Beginning units	104,089	8,845	362,770	336,605	40,850	41,530	141,984	159,150
Units purchased	55,052	253,761	87,453	183,394	640	784	1,121	2,194
Units redeemed	(53,984)	(158,517)	(93,954)	(157,229)	(805)	(1,464)	(20,050)	(19,360)

Ending units	105,157	104,089	356,269	362,770	40,685	40,850	123,055	141,984

	MSVMG		MSVRE		NAMGI2		NAMAA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(872)	(745)	(1,895)	(2,701)	(185)	(2,502)	5,477	(3,334)
Realized gain (loss) on investments	256	64	72,157	56,017	(1,946)	(28,011)	8,905	(4,665)
Change in unrealized gain (loss) on investments	13,577	(5,462)	(51,939)	637	46,153	61,100	61,186	31,684
Reinvested capital gains	-	1,776	-	-	312	11,991	6,304	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	12,961	(4,367)	18,323	53,953	44,334	42,578	81,872	23,685

Equity transactions:
Purchase payments received from contract owners (note 3)	5	-	7,075	218	321	2,579	3,874	419
Transfers between subaccounts (including fixed account), net (note 3)	-	-	70,414	30,489	47,652	(308,781)	202,550	299,778
Redemptions	(722)	(789)	(93,293)	(18,333)	(42,523)	(31,148)	(55,669)	(14,867)
Annuity benefits	-	(89)	(9,079)	(9,379)	-	-	-	-
Contract maintenance charges (note 2)	(4)	(4)	(54)	(52)	-	-	-	(6)
Contingent deferred sales charges (note 2)	-	-	-	-	(18)	(19)	(18)	(18)
Adjustments to maintain reserves	1,902	(477)	(60)	(3,805)	6	(29)	(36)	(25)

Net equity transactions	1,181	(1,359)	(24,997)	(862)	5,438	(337,398)	150,701	285,281

Net change in Contract Owners’ Equity	14,142	(5,726)	(6,674)	53,091	49,772	(294,820)	232,573	308,966
Contract Owners’ Equity beginning of period	41,106	46,832	1,048,809	995,718	216,558	511,378	486,489	177,523

Contract Owners’ Equity end of period	$55,248	41,106	1,042,135	1,048,809	266,330	216,558	719,062	486,489

CHANGES IN UNITS:
Beginning units	3,555	3,622	21,611	21,115	19,769	50,838	47,083	18,423
Units purchased	-	-	845	1,835	7,133	5,476	21,678	34,440
Units redeemed	(51)	(67)	(1,274)	(1,339)	(6,687)	(36,545)	(8,937)	(5,780)

Ending units	3,504	3,555	21,182	21,611	20,215	19,769	59,824	47,083

	NVAMV1		NVAMV2		GVAAA2		GVABD2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$612,034	1,438,353	(7,069)	5,780	(30,629)	393,943	4,599	180,383
Realized gain (loss) on investments	2,869,785	2,078,481	45,567	55,075	2,479,252	2,860,919	98,085	256,126
Change in unrealized gain (loss) on investments	710,195	5,894,819	10,437	72,103	3,867,557	(2,643,440)	110,549	(240,615)
Reinvested capital gains	4,353,898	11,668,923	69,592	191,575	1,295,651	3,160,241	30,842	46,547

Net increase (decrease) in Contract Owners’ Equity resulting from operations	8,545,912	21,080,576	118,527	324,533	7,611,831	3,771,663	244,075	242,441

Equity transactions:
Purchase payments received from contract owners (note 3)	1,295,435	1,412,778	1,243	7,261	1,926,366	710,818	87,161	82,630
Transfers between subaccounts (including fixed account), net (note 3)	(3,254,032)	(1,657,156)	9,961	18,341	5,621,983	4,657,278	53,146	68,281
Redemptions	(14,341,546)	(13,792,189)	(216,109)	(400,019)	(6,330,533)	(6,024,002)	(1,654,524)	(1,547,947)
Annuity benefits	(102,990)	(107,278)	-	-	(92,210)	(83,087)	(11,353)	(13,533)
Contract maintenance charges (note 2)	(2,233)	(2,598)	-	-	(873)	(1,005)	(103)	(150)
Contingent deferred sales charges (note 2)	(3,941)	(7,863)	-	(25)	(2,882)	(12,099)	(173)	(259)
Adjustments to maintain reserves	9,206	4,990	(50)	(67)	(945)	(415)	(234)	(215)

Net equity transactions	(16,400,101)	(14,149,316)	(204,955)	(374,509)	1,120,906	(752,512)	(1,526,080)	(1,411,193)

Net change in Contract Owners’ Equity	(7,854,189)	6,931,260	(86,428)	(49,976)	8,732,737	3,019,151	(1,282,005)	(1,168,752)
Contract Owners’ Equity beginning of period	126,310,510	119,379,250	1,985,540	2,035,516	52,330,012	49,310,861	12,414,374	13,583,126

Contract Owners’ Equity end of period	$118,456,321	126,310,510	1,899,112	1,985,540	61,062,749	52,330,012	11,132,369	12,414,374

CHANGES IN UNITS:
Beginning units	4,807,368	5,407,882	82,150	99,337	3,102,376	3,137,242	1,010,693	1,120,166
Units purchased	142,662	269,652	2,735	3,019	538,429	599,915	68,146	162,046
Units redeemed	(756,301)	(870,166)	(11,028)	(20,206)	(456,746)	(634,781)	(192,997)	(271,519)

Ending units	4,193,729	4,807,368	73,857	82,150	3,184,059	3,102,376	885,842	1,010,693

	GVAGG2		GVAGR2		GVAGI2		HIBF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(102,190)	69,160	(286,247)	(276,911)	52,672	7,111	1,521,690	1,534,415
Realized gain (loss) on investments	1,169,160	1,236,364	1,662,169	3,677,027	1,553,122	1,287,792	(262,885)	(1,201,966)
Change in unrealized gain (loss) on investments	3,051,593	(3,494,762)	3,855,748	(7,426,533)	484,104	(2,252,867)	708,030	4,136,430
Reinvested capital gains	1,881,370	1,949,693	2,570,800	5,984,790	2,252,129	2,969,415	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	5,999,933	(239,545)	7,802,470	1,958,373	4,342,027	2,011,451	1,966,835	4,468,879

Equity transactions:
Purchase payments received from contract owners (note 3)	321,143	244,638	727,814	402,495	429,605	217,456	541,147	377,582
Transfers between subaccounts (including fixed account), net (note 3)	1,940,243	847,291	1,549,799	(2,408,106)	63,656	1,156,895	267,449	(241,118)
Redemptions	(2,545,464)	(2,445,469)	(2,992,068)	(4,108,900)	(3,127,370)	(1,956,486)	(4,697,064)	(4,727,512)
Annuity benefits	(18,342)	(16,645)	(56,696)	(50,458)	(58,052)	(50,112)	(46,624)	(46,344)
Contract maintenance charges (note 2)	(414)	(485)	(959)	(1,065)	(242)	(382)	(293)	(423)
Contingent deferred sales charges (note 2)	(1,301)	(2,508)	(3,776)	(7,696)	(2,172)	(1,606)	(1,701)	(2,741)
Adjustments to maintain reserves	(353)	(283)	(786)	(503)	(546)	(245)	(3,007)	(258)

Net equity transactions	(304,488)	(1,373,461)	(776,672)	(6,174,233)	(2,695,121)	(634,480)	(3,940,093)	(4,640,814)

Net change in Contract Owners’ Equity	5,695,445	(1,613,006)	7,025,798	(4,215,860)	1,646,906	1,376,971	(1,973,258)	(171,935)
Contract Owners’ Equity beginning of period	20,303,727	21,916,733	29,644,377	33,860,237	22,503,976	21,127,005	36,735,312	36,907,247

Contract Owners’ Equity end of period	$25,999,172	20,303,727	36,670,175	29,644,377	24,150,882	22,503,976	34,762,054	36,735,312

CHANGES IN UNITS:
Beginning units	1,221,489	1,305,662	1,683,521	2,077,908	1,438,303	1,476,294	1,520,099	1,719,022
Units purchased	230,476	219,661	236,232	206,867	168,284	257,500	213,124	434,372
Units redeemed	(244,045)	(303,834)	(270,023)	(601,254)	(323,708)	(295,491)	(369,787)	(633,295)

Ending units	1,207,920	1,221,489	1,649,730	1,683,521	1,282,879	1,438,303	1,363,436	1,520,099

	GEM		GEM2		GIG		NVIE6
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$36,725	(42,074)	(3,342)	(3,213)	111,072	187,179	42	288
Realized gain (loss) on investments	137,179	(530,363)	4,315	(9,179)	60,411	(360,599)	3,247	1,298
Change in unrealized gain (loss) on investments	5,011,838	1,379,134	110,563	29,697	4,210,263	108,038	9,658	(1,988)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	5,185,742	806,697	111,536	17,305	4,381,746	(65,382)	12,947	(402)

Equity transactions:
Purchase payments received from contract owners (note 3)	204,048	799,796	-	1,608	262,060	183,608	-	-
Transfers between subaccounts (including fixed account), net (note 3)	676,018	259,379	51,997	(21,492)	77,058	(399,264)	-	-
Redemptions	(2,132,130)	(2,008,502)	(30,128)	(27,156)	(2,092,883)	(1,635,880)	(11,458)	(10,066)
Annuity benefits	(14,324)	(12,515)	-	-	(4,476)	(3,945)	(1,945)	(1,737)
Contract maintenance charges (note 2)	(846)	(940)	-	-	(340)	(397)	(1)	-
Contingent deferred sales charges (note 2)	(1,812)	(1,483)	-	-	(521)	(1,742)	-	-
Adjustments to maintain reserves	(674)	(370)	(68)	(34)	11,636	40,310	(14)	(59)

Net equity transactions	(1,269,720)	(964,635)	21,801	(47,074)	(1,747,466)	(1,817,310)	(13,418)	(11,862)

Net change in Contract Owners’ Equity	3,916,022	(157,938)	133,337	(29,769)	2,634,280	(1,882,692)	(471)	(12,264)
Contract Owners’ Equity beginning of period	13,528,833	13,686,771	263,372	293,141	17,463,285	19,345,977	54,212	66,476

Contract Owners’ Equity end of period	$17,444,855	13,528,833	396,709	263,372	20,097,565	17,463,285	53,741	54,212

CHANGES IN UNITS:
Beginning units	696,174	748,860	31,697	37,156	1,288,847	1,425,884	-	-
Units purchased	155,042	153,698	6,417	1,316	90,328	74,333	-	-
Units redeemed	(209,604)	(206,384)	(3,720)	(6,775)	(203,130)	(211,370)	-	-

Ending units	641,612	696,174	34,394	31,697	1,176,045	1,288,847	-	-

	NVNMO1		NVNMO2		NVNSR1		NVCRA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(346,583)	(174,105)	(1,265)	(260)	(18,201)	(12,610)	(1,204)	36,027
Realized gain (loss) on investments	2,243,573	1,628,345	24,436	(9,058)	56,694	66,693	(41,433)	(2,253)
Change in unrealized gain (loss) on investments	9,680,577	2,362,854	10,057	559	213,639	(108,604)	376,057	(89,196)
Reinvested capital gains	1,250,354	2,715,172	3,488	12,461	326,107	343,087	258,848	246,418

Net increase (decrease) in Contract Owners’ Equity resulting from operations	12,827,921	6,532,266	36,716	3,702	578,239	288,566	592,268	190,996

Equity transactions:
Purchase payments received from contract owners (note 3)	688,854	537,098	15,991	-	45,208	40,352	163,155	116,443
Transfers between subaccounts (including fixed account), net (note 3)	(436,438)	(1,830,220)	186,712	87,436	34,010	(239,417)	(234,355)	(60,934)
Redemptions	(6,900,761)	(6,591,224)	(19,379)	(371)	(284,683)	(675,957)	(672,181)	(511,421)
Annuity benefits	(19,023)	(16,414)	-	-	(4,310)	(3,864)	-	-
Contract maintenance charges (note 2)	(809)	(949)	-	-	(319)	(363)	(774)	(855)
Contingent deferred sales charges (note 2)	(3,369)	(3,523)	-	-	(642)	(370)	(1,441)	(1,608)
Adjustments to maintain reserves	1,511	3,501	(34)	1	(135)	(227)	(371)	(49)

Net equity transactions	(6,670,035)	(7,901,731)	183,290	87,066	(210,871)	(879,846)	(745,967)	(458,424)

Net change in Contract Owners’ Equity	6,157,886	(1,369,465)	220,006	90,768	367,368	(591,280)	(153,699)	(267,428)
Contract Owners’ Equity beginning of period	57,761,004	59,130,469	90,768	-	3,461,102	4,052,382	2,992,299	3,259,727

Contract Owners’ Equity end of period	$63,918,890	57,761,004	310,774	90,768	3,828,470	3,461,102	2,838,600	2,992,299

CHANGES IN UNITS:
Beginning units	3,879,954	4,465,236	8,239	-	205,173	262,210	220,485	257,630
Units purchased	155,945	136,666	46,267	43,523	20,321	12,423	83,983	21,201
Units redeemed	(559,741)	(721,948)	(31,683)	(35,284)	(32,005)	(69,460)	(127,511)	(58,346)

Ending units	3,476,158	3,879,954	22,823	8,239	193,489	205,173	176,957	220,485

	NVCRB2		NVCCA2		NVCCN2		NVCMD2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$88,537	113,779	19,562	83,742	60,510	81,566	84,035	235,437
Realized gain (loss) on investments	97,197	205,708	59,091	65,156	(89,960)	(122,641)	228,532	147,354
Change in unrealized gain (loss) on investments	318,345	(297,446)	300,889	(270,529)	226,384	99,387	637,418	(653,559)
Reinvested capital gains	386,442	409,546	326,387	437,990	128,112	198,626	947,703	1,158,364

Net increase (decrease) in Contract Owners’ Equity resulting from operations	890,521	431,587	705,929	316,359	325,046	256,938	1,897,688	887,596

Equity transactions:
Purchase payments received from contract owners (note 3)	38,427	59,375	78,521	404,927	98,606	50,629	476,253	199,170
Transfers between subaccounts (including fixed account), net (note 3)	3,027,579	(392,985)	(495,922)	(141,324)	704,186	44,935	(317,152)	(643,368)
Redemptions	(1,591,513)	(1,597,612)	(869,556)	(1,393,448)	(1,150,983)	(1,290,910)	(2,219,603)	(2,643,874)
Annuity benefits	(505)	(479)	(1,183)	(1,095)	(24,089)	(26,628)	(54,441)	(52,490)
Contract maintenance charges (note 2)	(224)	(208)	(271)	(323)	(400)	(430)	(1,142)	(1,430)
Contingent deferred sales charges (note 2)	(1,052)	(252)	(787)	(3,863)	(1,073)	(1,025)	(8,267)	(2,599)
Adjustments to maintain reserves	(99)	(143)	(167)	(53)	10,806	9,194	(161)	(288)

Net equity transactions	1,472,613	(1,932,304)	(1,289,365)	(1,135,179)	(362,947)	(1,214,235)	(2,124,513)	(3,144,879)

Net change in Contract Owners’ Equity	2,363,134	(1,500,717)	(583,436)	(818,820)	(37,901)	(957,297)	(226,825)	(2,257,283)
Contract Owners’ Equity beginning of period	8,219,688	9,720,405	5,578,864	6,397,684	6,964,991	7,922,288	16,242,744	18,500,027

Contract Owners’ Equity end of period	$10,582,822	8,219,688	4,995,428	5,578,864	6,927,090	6,964,991	16,015,919	16,242,744

CHANGES IN UNITS:
Beginning units	597,223	744,569	400,907	490,367	541,972	630,392	1,130,892	1,367,417
Units purchased	237,791	34,978	18,796	44,899	76,177	51,781	79,415	45,373
Units redeemed	(133,404)	(182,324)	(107,161)	(134,359)	(106,808)	(140,201)	(224,357)	(281,898)

Ending units	701,610	597,223	312,542	400,907	511,341	541,972	985,950	1,130,892

	NVCMA2		NVCMC2		NVCBD1		NVCBD2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$9,426	86,487	37,577	79,848	95,185	102,869	4,959	5,227
Realized gain (loss) on investments	(30,620)	(28,625)	54,818	52,847	(19,648)	6,520	680	2,790
Change in unrealized gain (loss) on investments	527,280	(233,658)	140,656	(66,743)	101,027	140,077	7,325	10,259
Reinvested capital gains	494,628	593,215	214,502	237,555	-	11,193	-	1,056

Net increase (decrease) in Contract Owners’ Equity resulting from operations	1,000,714	417,419	447,553	303,507	176,564	260,659	12,964	19,332

Equity transactions:
Purchase payments received from contract owners (note 3)	157,648	246,255	36,672	255,312	58,473	36,368	-	-
Transfers between subaccounts (including fixed account), net (note 3)	(591,577)	(330,707)	(125,954)	(658,555)	108,732	965,468	1,537	4,083
Redemptions	(590,230)	(1,103,274)	(1,071,996)	(1,158,791)	(718,188)	(1,438,936)	(10,711)	(39,622)
Annuity benefits	(91,733)	(85,509)	(1,527)	(1,473)	(6,367)	(6,503)	-	-
Contract maintenance charges (note 2)	(877)	(292)	(258)	(233)	(150)	(185)	-	-
Contingent deferred sales charges (note 2)	(4,619)	(1,761)	(22)	(3,417)	(237)	(674)	-	-
Adjustments to maintain reserves	(104)	(51)	(98)	(54)	(272)	(78)	(37)	(12)

Net equity transactions	(1,121,492)	(1,275,339)	(1,163,183)	(1,567,211)	(558,009)	(444,540)	(9,211)	(35,551)

Net change in Contract Owners’ Equity	(120,778)	(857,920)	(715,630)	(1,263,704)	(381,445)	(183,881)	3,753	(16,219)
Contract Owners’ Equity beginning of period	6,812,993	7,670,913	5,836,914	7,100,618	5,601,252	5,785,133	603,342	619,561

Contract Owners’ Equity end of period	$6,692,215	6,812,993	5,121,284	5,836,914	5,219,807	5,601,252	607,095	603,342

CHANGES IN UNITS:
Beginning units	407,672	498,620	443,795	566,754	424,477	456,419	51,050	53,901
Units purchased	20,403	28,444	6,792	20,916	96,000	196,977	129	333
Units redeemed	(92,875)	(119,392)	(91,861)	(143,875)	(137,236)	(228,919)	(900)	(3,184)

Ending units	335,200	407,672	358,726	443,795	383,241	424,477	50,279	51,050

	NVLCP2		TRF		TRF2		GBF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$46,049	66,594	(56,781)	340,591	(3,856)	(2,292)	870,362	777,490
Realized gain (loss) on investments	(6,471)	(36,971)	5,575,921	1,268,999	21,471	21,838	(1,619,326)	(1,439,010)
Change in unrealized gain (loss) on investments	66,009	66,900	12,542,253	7,824,989	36,278	7,037	1,682,443	812,078
Reinvested capital gains	-	16,910	-	-	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	105,587	113,433	18,061,393	9,434,579	53,893	26,583	933,479	150,558

Equity transactions:
Purchase payments received from contract owners (note 3)	11,560	89,346	1,419,523	1,300,191	3,500	33,101	1,288,156	1,281,605
Transfers between subaccounts (including fixed account), net (note 3)	432,925	(275,881)	(2,361,012)	(3,237,016)	(1,643)	(9,539)	(1,637,215)	(2,970,927)
Redemptions	(671,898)	(522,510)	(10,411,272)	(10,891,723)	(30,204)	(43,832)	(11,420,028)	(14,525,484)
Annuity benefits	(5,826)	(5,953)	(78,331)	(83,074)	-	-	(81,454)	(100,446)
Contract maintenance charges (note 2)	(55)	(56)	(4,196)	(4,691)	-	-	(1,828)	(2,339)
Contingent deferred sales charges (note 2)	(754)	(230)	(5,737)	(9,022)	-	-	(6,655)	(9,725)
Adjustments to maintain reserves	(79)	(109)	(11,444)	(5,209)	28	(39)	(821)	2,396

Net equity transactions	(234,127)	(715,393)	(11,452,469)	(12,930,544)	(28,319)	(20,309)	(11,859,845)	(16,324,920)

Net change in Contract Owners’ Equity	(128,540)	(601,960)	6,608,924	(3,495,965)	25,574	6,274	(10,926,366)	(16,174,362)
Contract Owners’ Equity beginning of period	4,018,989	4,620,949	98,895,151	102,391,116	315,937	309,663	99,804,410	115,978,772

Contract Owners’ Equity end of period	$3,890,449	4,018,989	105,504,075	98,895,151	341,511	315,937	88,878,044	99,804,410

CHANGES IN UNITS:
Beginning units	288,743	339,642	4,424,081	5,044,404	18,203	19,398	5,660,653	6,561,577
Units purchased	49,791	40,289	87,008	94,024	190	1,990	303,248	976,301
Units redeemed	(65,125)	(91,188)	(554,384)	(714,347)	(1,660)	(3,185)	(963,709)	(1,877,225)

Ending units	273,409	288,743	3,956,705	4,424,081	16,733	18,203	5,000,192	5,660,653

	GBF2		GVIX8		GVIDA		NVDBL2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,635)	(7,033)	63,979	50,803	91,647	135,469	64,201	66,581
Realized gain (loss) on investments	(18,009)	(48,673)	21,849	(14,140)	1,957,974	1,716,197	111,040	225,556
Change in unrealized gain (loss) on investments	21,544	31,051	839,347	(53,484)	771,986	(1,976,388)	427,259	(84,561)
Reinvested capital gains	-	-	-	-	2,428,069	2,422,797	203,271	184,859

Net increase (decrease) in Contract Owners’ Equity resulting from operations	1,900	(24,655)	925,175	(16,821)	5,249,676	2,298,075	805,771	392,435

Equity transactions:
Purchase payments received from contract owners (note 3)	1,243	23,227	23,287	46,568	595,266	881,461	63,793	238,251
Transfers between subaccounts (including fixed account), net (note 3)	(10,746)	14,565	537,080	256,301	(403,002)	(346,078)	169,756	640,508
Redemptions	(296,439)	(362,812)	(472,362)	(228,254)	(4,877,002)	(5,418,189)	(278,817)	(667,096)
Annuity benefits	(550)	(584)	-	-	(143,053)	(129,639)	(10,015)	(6,536)
Contract maintenance charges (note 2)	-	-	(44)	(51)	(4,269)	(4,767)	(245)	(267)
Contingent deferred sales charges (note 2)	-	(9)	(663)	(1)	(8,030)	(6,223)	(887)	(2,110)
Adjustments to maintain reserves	95	122	(163)	(129)	359	(246)	(182)	(111)

Net equity transactions	(306,397)	(325,491)	87,135	74,434	(4,839,731)	(5,023,681)	(56,597)	202,639

Net change in Contract Owners’ Equity	(304,497)	(350,146)	1,012,310	57,613	409,945	(2,725,606)	749,174	595,074
Contract Owners’ Equity beginning of period	1,815,580	2,165,726	3,900,033	3,842,420	32,914,972	35,640,578	8,247,567	7,652,493

Contract Owners’ Equity end of period	$1,511,083	1,815,580	4,912,343	3,900,033	33,324,917	32,914,972	8,996,741	8,247,567

CHANGES IN UNITS:
Beginning units	145,340	170,703	401,954	393,493	1,498,445	1,757,737	498,125	491,714
Units purchased	3,945	19,479	90,650	67,922	56,411	51,286	35,987	113,778
Units redeemed	(27,844)	(44,842)	(81,209)	(59,461)	(260,027)	(310,578)	(39,203)	(107,367)

Ending units	121,441	145,340	411,395	401,954	1,294,829	1,498,445	494,909	498,125

	NVDCA2		GVIDC		GVIDM		GVDMA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$5,905	8,749	198,649	211,038	780,223	970,854	300,250	418,506
Realized gain (loss) on investments	18,196	18,555	(61,325)	(27,113)	8,165,942	6,059,170	3,027,340	339,357
Change in unrealized gain (loss) on investments	108,744	11,357	487,154	83,943	(949,265)	(6,659,537)	3,200,207	(1,185,357)
Reinvested capital gains	48,483	74,670	548,190	600,032	9,230,220	8,712,035	5,261,836	5,977,292

Net increase (decrease) in Contract Owners’ Equity resulting from operations	181,328	113,331	1,172,668	867,900	17,227,120	9,082,522	11,789,633	5,549,798

Equity transactions:
Purchase payments received from contract owners (note 3)	22,625	72,960	240,192	339,965	1,721,995	2,552,927	1,427,232	2,087,841
Transfers between subaccounts (including fixed account), net (note 3)	(207,902)	46,794	795,223	(454,039)	(2,182,717)	(1,798,675)	(336,630)	(1,441,299)
Redemptions	(220,648)	(440,241)	(3,554,577)	(3,570,259)	(18,333,423)	(21,768,476)	(9,746,010)	(7,939,386)
Annuity benefits	(3,249)	(2,577)	(26,963)	(28,300)	(518,550)	(502,902)	(303,503)	(294,270)
Contract maintenance charges (note 2)	(90)	(74)	(962)	(930)	(7,429)	(7,889)	(8,671)	(7,153)
Contingent deferred sales charges (note 2)	(341)	(67)	(1,861)	(2,070)	(18,140)	(20,071)	(31,037)	(16,597)
Adjustments to maintain reserves	(164)	(257)	(343)	(338)	(7,830)	(13,936)	5,343	1,993

Net equity transactions	(409,769)	(323,462)	(2,549,291)	(3,715,971)	(19,346,094)	(21,559,022)	(8,993,276)	(7,608,871)

Net change in Contract Owners’ Equity	(228,441)	(210,131)	(1,376,623)	(2,848,071)	(2,118,974)	(12,476,500)	2,796,357	(2,059,073)
Contract Owners’ Equity beginning of period	1,639,725	1,849,856	28,277,349	31,125,420	157,381,861	169,858,361	81,577,940	83,637,013

Contract Owners’ Equity end of period	$1,411,284	1,639,725	26,900,726	28,277,349	155,262,887	157,381,861	84,374,297	81,577,940

CHANGES IN UNITS:
Beginning units	83,579	101,560	1,895,299	2,147,267	8,079,825	9,244,029	3,865,814	4,250,681
Units purchased	8,673	13,862	149,158	234,989	250,738	254,307	114,224	142,829
Units redeemed	(28,889)	(31,843)	(317,153)	(486,957)	(1,196,857)	(1,418,511)	(517,501)	(527,696)

Ending units	63,363	83,579	1,727,304	1,895,299	7,133,706	8,079,825	3,462,537	3,865,814

	GVDMC		MCIF		SAM		NVMIG1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$241,992	275,240	(65,319)	67,562	(1,046,083)	(1,798,746)	47,180	118,387
Realized gain (loss) on investments	1,452,592	1,032,390	4,733,625	2,351,857	-	-	(377,418)	(1,044,481)
Change in unrealized gain (loss) on investments	(222,332)	(972,834)	2,156,862	4,571,865	-	-	8,190,997	(1,038,046)
Reinvested capital gains	1,756,067	1,657,462	5,462,719	7,961,047	-	3,323	-	783,158

Net increase (decrease) in Contract Owners’ Equity resulting from operations	3,228,319	1,992,258	12,287,887	14,952,331	(1,046,083)	(1,795,423)	7,860,759	(1,180,982)

Equity transactions:
Purchase payments received from contract owners (note 3)	338,987	555,191	1,084,900	903,167	26,293,391	25,517,049	294,552	457,010
Transfers between subaccounts (including fixed account), net (note 3)	(860,590)	1,022,794	(2,272,970)	(1,340,477)	42,272,785	46,554,177	(166,636)	(665,840)
Redemptions	(4,841,531)	(7,236,883)	(9,423,123)	(10,487,282)	(75,690,528)	(82,643,540)	(3,253,656)	(4,311,908)
Annuity benefits	(102,666)	(101,654)	(69,981)	(65,832)	(165,616)	(186,643)	(7,076)	(6,626)
Contract maintenance charges (note 2)	(2,071)	(2,157)	(1,626)	(1,892)	(2,203)	(2,626)	(688)	(821)
Contingent deferred sales charges (note 2)	(3,243)	(5,732)	(3,666)	(7,106)	(10,255)	(17,814)	(1,211)	(2,507)
Adjustments to maintain reserves	(5,755)	(13,056)	(3,415)	(1,023)	(21,470)	24,849	(772)	(511)

Net equity transactions	(5,476,869)	(5,781,497)	(10,689,881)	(11,000,445)	(7,323,896)	(10,754,548)	(3,135,487)	(4,531,203)

Net change in Contract Owners’ Equity	(2,248,550)	(3,789,239)	1,598,006	3,951,886	(8,369,979)	(12,549,971)	4,725,272	(5,712,185)
Contract Owners’ Equity beginning of period	44,013,680	47,802,919	91,032,232	87,080,346	163,000,886	175,550,857	33,374,476	39,086,661

Contract Owners’ Equity end of period	$41,765,130	44,013,680	92,630,238	91,032,232	154,630,907	163,000,886	38,099,748	33,374,476

CHANGES IN UNITS:
Beginning units	2,496,325	2,841,434	1,848,872	2,107,833	14,175,040	15,081,802	1,896,293	2,150,022
Units purchased	106,966	178,383	78,565	96,426	11,384,834	13,958,056	64,809	73,959
Units redeemed	(415,491)	(523,492)	(284,340)	(355,387)	(12,023,701)	(14,864,818)	(220,564)	(327,688)

Ending units	2,187,800	2,496,325	1,643,097	1,848,872	13,536,173	14,175,040	1,740,538	1,896,293

	GVDIVI		GVDIV2		NVMLG1		NVMLG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$82,294	97,289	2,599	3,531	(167,036)	(71,727)	(4,858)	(3,984)
Realized gain (loss) on investments	(72,697)	(309,583)	(2,595)	(26,460)	187,778	569,027	8,358	33,130
Change in unrealized gain (loss) on investments	1,075,682	388,948	63,826	30,109	4,220,375	(3,205,598)	49,547	(72,474)
Reinvested capital gains	-	-	-	-	834,495	2,846,957	11,384	40,882

Net increase (decrease) in Contract Owners’ Equity resulting from operations	1,085,279	176,654	63,830	7,180	5,075,612	138,659	64,431	(2,446)

Equity transactions:
Purchase payments received from contract owners (note 3)	59,493	49,047	1	8	368,759	155,717	-	-
Transfers between subaccounts (including fixed account), net (note 3)	(15,082)	65,758	(6,151)	4,724	(477,321)	(1,155,233)	(945)	(31)
Redemptions	(892,344)	(773,769)	(47,727)	(16,069)	(2,787,000)	(2,218,583)	(21,020)	(95,965)
Annuity benefits	-	-	(5,989)	(6,092)	(26,776)	(30,381)	-	-
Contract maintenance charges (note 2)	(218)	(272)	-	(1)	(2,601)	(857)	-	-
Contingent deferred sales charges (note 2)	(644)	(3,904)	-	-	(1,937)	(1,199)	-	-
Adjustments to maintain reserves	(424)	(254)	(73)	(32)	1,513	(292)	(16)	(31)

Net equity transactions	(849,219)	(663,394)	(59,939)	(17,462)	(2,925,363)	(3,250,828)	(21,981)	(96,027)

Net change in Contract Owners’ Equity	236,060	(486,740)	3,891	(10,282)	2,150,249	(3,112,169)	42,450	(98,473)
Contract Owners’ Equity beginning of period	5,388,667	5,875,407	331,034	341,316	19,000,051	22,112,220	243,961	342,434

Contract Owners’ Equity end of period	$5,624,727	5,388,667	334,925	331,034	21,150,300	19,000,051	286,411	243,961

CHANGES IN UNITS:
Beginning units	611,501	693,243	26,987	27,893	1,226,707	1,442,117	17,367	24,414
Units purchased	43,808	87,970	110	9,897	80,895	48,023	-	-
Units redeemed	(129,879)	(169,712)	(4,052)	(10,803)	(247,679)	(263,433)	(1,386)	(7,047)

Ending units	525,430	611,501	23,045	26,987	1,059,923	1,226,707	15,981	17,367

	NVMLV1		NVMLV2		NVMMG1		NVMMG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$20,984	45,211	(9,952)	554	(782,873)	(736,802)	(69,031)	(65,424)
Realized gain (loss) on investments	(342,926)	(380,708)	102,080	116,889	3,513,855	2,911,990	59,235	232,038
Change in unrealized gain (loss) on investments	832,381	554,353	67,484	(48,194)	10,267,442	(6,612,391)	955,421	(579,286)
Reinvested capital gains	373,922	704,250	128,522	260,428	3,552,942	7,630,995	277,125	593,674

Net increase (decrease) in Contract Owners’ Equity resulting from operations	884,361	923,106	288,134	329,677	16,551,366	3,193,792	1,222,750	181,002

Equity transactions:
Purchase payments received from contract owners (note 3)	73,882	107,729	1,257	246	665,450	498,847	3,480	70,627
Transfers between subaccounts (including fixed account), net (note 3)	293,324	(74,749)	(178,889)	(40,475)	(1,024,676)	(2,212,886)	(114,620)	(544,543)
Redemptions	(1,053,655)	(1,140,751)	(302,203)	(425,995)	(8,460,479)	(7,238,675)	(579,906)	(476,505)
Annuity benefits	(104)	(140)	(10,944)	(10,157)	(67,882)	(68,376)	-	-
Contract maintenance charges (note 2)	(101)	(105)	(10)	(8)	(4,060)	(2,028)	-	-
Contingent deferred sales charges (note 2)	(98)	(748)	(1)	-	(7,284)	(6,271)	-	-
Adjustments to maintain reserves	(290)	(237)	(91)	(162)	(364)	(5,296)	(75)	(55)

Net equity transactions	(687,042)	(1,109,001)	(490,881)	(476,551)	(8,899,295)	(9,034,685)	(691,121)	(950,476)

Net change in Contract Owners’ Equity	197,319	(185,895)	(202,747)	(146,874)	7,652,071	(5,840,893)	531,629	(769,474)
Contract Owners’ Equity beginning of period	7,340,935	7,526,830	2,564,110	2,710,984	66,686,487	72,527,380	4,962,356	5,731,830

Contract Owners’ Equity end of period	$7,538,254	7,340,935	2,361,363	2,564,110	74,338,558	66,686,487	5,493,985	4,962,356

CHANGES IN UNITS:
Beginning units	401,532	473,437	156,242	191,245	4,245,635	4,860,617	332,054	401,461
Units purchased	77,798	68,670	281	1,705	91,609	125,412	4,834	10,099
Units redeemed	(115,441)	(140,575)	(30,588)	(36,708)	(588,806)	(740,394)	(44,773)	(79,506)

Ending units	363,889	401,532	125,935	156,242	3,748,438	4,245,635	292,115	332,054

	NVMMV2		SCGF		SCGF2		SCVF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(35,022)	129,039	(247,996)	(232,085)	(4,879)	(4,644)	(544,719)	(392,558)
Realized gain (loss) on investments	2,360,258	1,816,776	(911,821)	(214,256)	(250)	9,185	4,650,740	2,564,463
Change in unrealized gain (loss) on investments	1,821,753	1,941,833	5,593,836	(2,770,671)	56,895	(50,423)	(1,673,900)	8,294,945
Reinvested capital gains	3,178,031	5,298,264	169,962	4,519,833	2,226	59,315	4,136,307	8,320,822

Net increase (decrease) in Contract Owners’ Equity resulting from operations	7,325,020	9,185,912	4,603,981	1,302,821	53,992	13,433	6,568,428	18,787,672

Equity transactions:
Purchase payments received from contract owners (note 3)	635,255	575,352	221,844	171,159	-	-	696,387	693,722
Transfers between subaccounts (including fixed account), net (note 3)	(878,250)	(1,572,131)	(128,674)	(667,094)	(1,334)	(22,225)	(3,636,108)	(1,231,598)
Redemptions	(8,032,712)	(6,567,135)	(2,312,778)	(2,589,134)	(21,209)	(27,747)	(10,192,421)	(8,502,044)
Annuity benefits	(21,199)	(21,250)	(7,373)	(7,282)	(47)	(40)	(59,446)	(47,569)
Contract maintenance charges (note 2)	(859)	(944)	(379)	(543)	-	-	(1,663)	(1,724)
Contingent deferred sales charges (note 2)	(2,619)	(5,586)	(1,964)	(1,845)	-	-	(5,334)	(5,470)
Adjustments to maintain reserves	(978)	(224)	(652)	(501)	(28)	(50)	(211)	(2,479)

Net equity transactions	(8,301,362)	(7,591,918)	(2,229,976)	(3,095,240)	(22,618)	(50,062)	(13,198,796)	(9,097,162)

Net change in Contract Owners’ Equity	(976,342)	1,593,994	2,374,005	(1,792,419)	31,374	(36,629)	(6,630,368)	9,690,510
Contract Owners’ Equity beginning of period	62,270,160	60,676,166	20,704,552	22,496,971	249,924	286,553	94,155,020	84,464,510

Contract Owners’ Equity end of period	$61,293,818	62,270,160	23,078,557	20,704,552	281,298	249,924	87,524,652	94,155,020

CHANGES IN UNITS:
Beginning units	3,154,163	3,573,773	846,229	983,995	15,975	19,490	1,729,499	1,933,652
Units purchased	82,163	111,392	50,301	58,897	3	405	37,927	63,377
Units redeemed	(477,863)	(531,002)	(132,398)	(196,663)	(1,296)	(3,920)	(278,901)	(267,530)

Ending units	2,758,463	3,154,163	764,132	846,229	14,682	15,975	1,488,525	1,729,499

	SCVF2		SCF		SCF2		MSBF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(13,087)	(9,343)	(946,437)	(618,202)	(19,628)	(18,503)	1,337,518	826,679
Realized gain (loss) on investments	80,736	69,512	4,048,173	2,756,269	67,271	98,000	470,118	556,962
Change in unrealized gain (loss) on investments	(55,501)	15,766	1,079,179	1,744,624	(11,090)	(59,634)	103,533	1,455,833
Reinvested capital gains	40,343	68,390	5,850,117	12,199,615	74,064	162,591	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	52,491	144,325	10,031,032	16,082,306	110,617	182,454	1,911,169	2,839,474

Equity transactions:
Purchase payments received from contract owners (note 3)	57,165	4,120	619,604	918,335	891	8,468	414,172	393,255
Transfers between subaccounts (including fixed account), net (note 3)	(155,489)	96,396	(1,732,839)	(1,968,634)	(39,386)	(27,403)	530,962	21,108
Redemptions	(49,150)	(86,624)	(10,412,170)	(7,771,862)	(83,284)	(222,371)	(3,875,071)	(4,990,247)
Annuity benefits	(136)	(117)	(42,694)	(36,723)	-	-	(33,949)	(34,876)
Contract maintenance charges (note 2)	-	-	(1,682)	(1,829)	-	-	(247)	(318)
Contingent deferred sales charges (note 2)	-	(18)	(6,483)	(4,878)	-	-	(1,687)	(2,483)
Adjustments to maintain reserves	(37)	(43)	(1,016)	(348)	(151)	(22)	5,000	3,795

Net equity transactions	(147,647)	13,714	(11,577,280)	(8,865,939)	(121,930)	(241,328)	(2,960,820)	(4,609,766)

Net change in Contract Owners’ Equity	(95,156)	158,039	(1,546,248)	7,216,367	(11,313)	(58,874)	(1,049,651)	(1,770,292)
Contract Owners’ Equity beginning of period	870,887	712,848	88,966,869	81,750,502	1,070,391	1,129,265	38,347,410	40,117,702

Contract Owners’ Equity end of period	$775,731	870,887	87,420,621	88,966,869	1,059,078	1,070,391	37,297,759	38,347,410

CHANGES IN UNITS:
Beginning units	36,060	36,300	1,985,041	2,216,569	44,028	55,762	1,929,344	2,169,533
Units purchased	2,926	8,872	44,551	80,213	1,643	1,745	116,559	176,009
Units redeemed	(8,740)	(9,112)	(293,553)	(311,741)	(6,539)	(13,479)	(259,070)	(416,198)

Ending units	30,246	36,060	1,736,039	1,985,041	39,132	44,028	1,786,833	1,929,344

	NVSTB2		NVOLG1		NVOLG2		NVTIV3
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$29,590	36,468	(2,293,033)	(1,301,072)	(96,995)	(84,796)	24,667	15,641
Realized gain (loss) on investments	(21,307)	(40,865)	8,087,462	8,862,844	166,429	284,452	(39,477)	(296,651)
Change in unrealized gain (loss) on investments	29,972	112,833	69,277,512	(78,721,218)	1,175,421	(1,576,677)	486,824	224,962
Reinvested capital gains	-	-	8,711,561	79,180,010	152,715	1,436,794	-	30,892

Net increase (decrease) in Contract Owners’ Equity resulting from operations	38,255	108,436	83,783,502	8,020,564	1,397,570	59,773	472,014	(25,156)

Equity transactions:
Purchase payments received from contract owners (note 3)	16,201	55,639	4,634,121	4,013,628	3,017	91,857	42,323	51,426
Transfers between subaccounts (including fixed account), net (note 3)	357,268	(95,174)	(11,372,010)	15,591,067	(55,463)	(297,719)	829,960	(329,630)
Redemptions	(1,257,221)	(1,222,422)	(40,025,778)	(40,797,091)	(885,836)	(1,249,098)	(394,327)	(458,949)
Annuity benefits	(34,016)	(36,270)	(368,232)	(367,217)	(11,007)	(9,853)	(2,518)	(572)
Contract maintenance charges (note 2)	(46)	(57)	(14,160)	(10,037)	-	-	(255)	(330)
Contingent deferred sales charges (note 2)	(507)	(33)	(26,583)	(19,993)	-	(56)	(214)	(412)
Adjustments to maintain reserves	(171)	(179)	8,676	3,855	294	118	(95)	325

Net equity transactions	(918,492)	(1,298,496)	(47,163,966)	(21,585,788)	(948,995)	(1,464,751)	474,874	(738,142)

Net change in Contract Owners’ Equity	(880,237)	(1,190,060)	36,619,536	(13,565,224)	448,575	(1,404,978)	946,888	(763,298)
Contract Owners’ Equity beginning of period	7,131,401	8,321,461	343,980,794	357,546,018	6,018,750	7,423,728	1,882,935	2,646,233

Contract Owners’ Equity end of period	$6,251,164	7,131,401	380,600,330	343,980,794	6,467,325	6,018,750	2,829,823	1,882,935

CHANGES IN UNITS:
Beginning units	644,345	764,104	13,826,695	14,720,969	261,321	327,376	129,313	185,260
Units purchased	123,256	205,319	259,354	1,492,664	1,189	7,109	72,440	16,366
Units redeemed	(204,882)	(325,078)	(1,941,616)	(2,386,938)	(37,472)	(73,164)	(41,277)	(72,313)

Ending units	562,719	644,345	12,144,433	13,826,695	225,038	261,321	160,476	129,313

	EIF		NVRE1		NVLM2		NVLCA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$433,484	338,376	643,947	628,114	746	(45)	18,806	3,262
Realized gain (loss) on investments	2,007,135	2,235,725	(5,659,939)	(2,312,242)	12,211	(4,971)	41,606	2,787
Change in unrealized gain (loss) on investments	1,105,848	716,435	7,468,733	200,605	5,228	7,262	57,164	5,911
Reinvested capital gains	-	-	1,027,768	6,048,194	3,720	934	16,313	560

Net increase (decrease) in Contract Owners’ Equity resulting from operations	3,546,467	3,290,536	3,480,509	4,564,671	21,905	3,180	133,889	12,520

Equity transactions:
Purchase payments received from contract owners (note 3)	149,231	417,770	392,351	568,289	3	-	11,770	-
Transfers between subaccounts (including fixed account), net (note 3)	(1,661,154)	(1,102,356)	(3,100,266)	(2,493,631)	283,870	(27,846)	1,694,568	281,712
Redemptions	(2,336,288)	(3,186,565)	(9,509,921)	(8,825,655)	(110,320)	(2,060)	(293,347)	-
Annuity benefits	(25,490)	(21,574)	(48,557)	(51,725)	-	-	-	-
Contract maintenance charges (note 2)	(692)	(752)	(1,454)	(1,835)	-	-	(2)	-
Contingent deferred sales charges (note 2)	(893)	(3,330)	(4,443)	(5,799)	-	-	-	-
Adjustments to maintain reserves	117	(357)	3,271	(7,128)	(22)	(11)	1	1

Net equity transactions	(3,875,169)	(3,897,164)	(12,269,019)	(10,817,484)	173,531	(29,917)	1,412,990	281,713

Net change in Contract Owners’ Equity	(328,702)	(606,628)	(8,788,510)	(6,252,813)	195,436	(26,737)	1,546,879	294,233
Contract Owners’ Equity beginning of period	23,327,892	23,934,520	72,065,258	78,318,071	50,208	76,945	294,233	-

Contract Owners’ Equity end of period	$22,999,190	23,327,892	63,276,748	72,065,258	245,644	50,208	1,841,112	294,233

CHANGES IN UNITS:
Beginning units	1,064,864	1,274,443	4,912,596	5,670,812	4,962	8,193	29,089	-
Units purchased	35,648	127,019	121,989	343,450	28,917	2,697	181,382	33,926
Units redeemed	(202,562)	(336,598)	(938,478)	(1,101,666)	(12,190)	(5,928)	(54,477)	(4,837)

Ending units	897,950	1,064,864	4,096,107	4,912,596	21,689	4,962	155,994	29,089

	NCPG2		NCPGI2		IDPG2		IDPGI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(4,155)	13,581	1,689	2,508	3,138	3,400	101	538
Realized gain (loss) on investments	28,483	(17,973)	498	(164)	3,234	(216)	2,374	(284)
Change in unrealized gain (loss) on investments	78,163	59,542	22,127	6,613	56,368	13,508	5,255	2,797
Reinvested capital gains	11,799	-	8,509	500	4,676	-	433	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	114,290	55,150	32,823	9,457	67,416	16,692	8,163	3,051

Equity transactions:
Purchase payments received from contract owners (note 3)	11,668	7,037	-	-	46,588	21,318	697	9,867
Transfers between subaccounts (including fixed account), net (note 3)	(846,000)	(9,374)	34,483	(8,891)	(2,178)	90,769	(33,102)	-
Redemptions	(70,485)	(62,063)	-	-	(10,173)	(5,695)	(14)	(7,255)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(30)	(23)	-	-	(19)	(19)	(3)	(3)
Contingent deferred sales charges (note 2)	(41)	-	-	-	(11)	(4)	-	-
Adjustments to maintain reserves	(46)	(9)	-	(6)	(33)	(10)	(1)	(11)

Net equity transactions	(904,934)	(64,432)	34,483	(8,897)	34,174	106,359	(32,423)	2,598

Net change in Contract Owners’ Equity	(790,644)	(9,282)	67,306	560	101,590	123,051	(24,260)	5,649
Contract Owners’ Equity beginning of period	1,078,277	1,087,559	236,512	235,952	418,597	295,546	73,367	67,718

Contract Owners’ Equity end of period	$287,633	1,078,277	303,818	236,512	520,187	418,597	49,107	73,367

CHANGES IN UNITS:
Beginning units	99,178	105,170	21,914	22,784	38,405	28,718	6,775	6,535
Units purchased	6,526	12,516	3,170	1,423	6,344	12,655	719	940
Units redeemed	(82,861)	(18,508)	(278)	(2,293)	(3,468)	(2,968)	(3,480)	(700)

Ending units	22,843	99,178	24,806	21,914	41,281	38,405	4,014	6,775

	NVSIX2		GVEX2		NVMGA2		AMTB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(8,427)	1,696	109,636	107,546	909	-	35,078	(39,754)
Realized gain (loss) on investments	(72,163)	(78,065)	313,370	97,457	1,425	-	(21,655)	(288,289)
Change in unrealized gain (loss) on investments	311,960	174,346	2,727,275	1,018,061	5,596	-	(47,982)	360,725
Reinvested capital gains	106,884	263,518	508,985	283,137	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	338,254	361,495	3,659,266	1,506,201	7,930	-	(34,559)	32,682

Equity transactions:
Purchase payments received from contract owners (note 3)	132,460	64,217	300,970	137,341	-	-	109,633	38,443
Transfers between subaccounts (including fixed account), net (note 3)	23,769	952,612	3,670,056	6,083,260	182,623	-	4,050	(415,914)
Redemptions	(284,036)	(156,096)	(1,346,031)	(1,224,981)	(5,407)	-	(1,391,829)	(1,997,843)
Annuity benefits	-	-	(1,618)	(489)	-	-	(16,197)	(17,569)
Contract maintenance charges (note 2)	(2)	(1)	(261)	(194)	(1)	-	(194)	(276)
Contingent deferred sales charges (note 2)	(379)	(1)	(2,309)	(219)	-	-	(128)	(201)
Adjustments to maintain reserves	(81)	(96)	(193)	(600)	(19)	-	(294)	(312)

Net equity transactions	(128,269)	860,635	2,620,614	4,994,118	177,196	-	(1,294,959)	(2,393,672)

Net change in Contract Owners’ Equity	209,985	1,222,130	6,279,880	6,500,319	185,126	-	(1,329,518)	(2,360,990)
Contract Owners’ Equity beginning of period	2,749,234	1,527,104	16,533,551	10,033,232	-	-	14,432,912	16,793,902

Contract Owners’ Equity end of period	$2,959,219	2,749,234	22,813,431	16,533,551	185,126	-	13,103,394	14,432,912

CHANGES IN UNITS:
Beginning units	188,498	125,081	1,146,012	767,070	-	-	1,313,650	1,530,843
Units purchased	60,857	114,129	366,640	681,135	17,963	-	89,589	799,323
Units redeemed	(69,670)	(50,712)	(193,815)	(302,193)	(2,314)	-	(206,690)	(1,016,516)

Ending units	179,685	188,498	1,318,837	1,146,012	15,649	-	1,196,549	1,313,650

	AMGP		AMCG		AMMCGS		AMTP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(3,127)	(2,386)	(4,344)	(3,697)	(15,036)	(14,842)	(591)	(402)
Realized gain (loss) on investments	1,645	1,656	(1,771)	(2,617)	2,963	(16,267)	507	457
Change in unrealized gain (loss) on investments	20,864	(24,174)	54,399	1,500	219,941	7,522	4,640	6,623
Reinvested capital gains	27,153	38,283	5,060	10,844	24,205	52,804	1,553	4,168

Net increase (decrease) in Contract Owners’ Equity resulting from operations	46,535	13,379	53,344	6,030	232,073	29,217	6,109	10,846

Equity transactions:
Purchase payments received from contract owners (note 3)	1,005	-	-	2,165	12,501	5,752	3	-
Transfers between subaccounts (including fixed account), net (note 3)	(588)	(691)	(2,065)	14,686	(27,209)	83,970	(25)	(71)
Redemptions	(8,347)	(14,041)	(7,789)	(4,635)	(64,200)	(233,198)	(453)	(1,043)
Annuity benefits	-	-	(536)	(996)	(1,112)	(1,734)	-	-
Contract maintenance charges (note 2)	(4)	(4)	(35)	(19)	(12)	(12)	(13)	(12)
Contingent deferred sales charges (note 2)	-	-	-	-	(47)	(349)	-	-
Adjustments to maintain reserves	2	(18)	2,147	62	(172)	(117)	(9)	3

Net equity transactions	(7,932)	(14,754)	(8,278)	11,263	(80,251)	(145,688)	(497)	(1,123)

Net change in Contract Owners’ Equity	38,603	(1,375)	45,066	17,293	151,822	(116,471)	5,612	9,723
Contract Owners’ Equity beginning of period	203,618	204,993	235,118	217,825	1,092,901	1,209,372	53,430	43,707

Contract Owners’ Equity end of period	$242,221	203,618	280,184	235,118	1,244,723	1,092,901	59,042	53,430

CHANGES IN UNITS:
Beginning units	10,643	11,362	9,311	8,929	108,803	123,445	2,617	2,677
Units purchased	52	-	3	573	12,808	18,331	-	-
Units redeemed	(408)	(719)	(348)	(191)	(19,457)	(32,973)	(20)	(60)

Ending units	10,287	10,643	8,966	9,311	102,154	108,803	2,597	2,617

	AMSRS		OVIGS		OVGR		OVGS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(45,263)	(31,221)	2,021	(2,770)	(30,939)	(23,728)	(231,971)	(85,253)
Realized gain (loss) on investments	347,744	543,277	38,629	(50,752)	116,815	59,253	252,122	4,453,178
Change in unrealized gain (loss) on investments	677,910	(128,112)	274,826	27,854	395,300	(507,526)	30,336,342	(12,673,216)
Reinvested capital gains	302,862	283,108	-	23,755	326,296	347,088	-	6,495,064

Net increase (decrease) in Contract Owners’ Equity resulting from operations	1,283,253	667,052	315,476	(1,913)	807,472	(124,913)	30,356,493	(1,810,227)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,410	18,122	1,445	4,886	51,032	65,313	1,270,975	1,047,557
Transfers between subaccounts (including fixed account), net (note 3)	46,820	(781,616)	303,434	687,071	(224,995)	127,778	(2,051,969)	(5,068,818)
Redemptions	(727,438)	(855,500)	(43,243)	(190,752)	(376,771)	(274,515)	(12,857,337)	(11,124,833)
Annuity benefits	(3,513)	(3,154)	-	-	3,061	-	(60,281)	(52,573)
Contract maintenance charges (note 2)	(142)	(140)	(9)	(4)	4	-	(2,176)	(2,106)
Contingent deferred sales charges (note 2)	(30)	(444)	-	(204)	(2,255)	(2,507)	(10,214)	(7,533)
Adjustments to maintain reserves	(293)	(91)	(72)	(50)	(1,868)	74	(1,040)	(652)

Net equity transactions	(678,186)	(1,622,823)	261,555	500,947	(551,792)	(83,857)	(13,712,042)	(15,208,958)

Net change in Contract Owners’ Equity	605,067	(955,771)	577,031	499,034	255,680	(208,770)	16,644,451	(17,019,185)
Contract Owners’ Equity beginning of period	7,781,533	8,737,304	1,161,952	662,918	3,418,251	3,627,021	92,080,844	109,100,029

Contract Owners’ Equity end of period	$8,386,600	7,781,533	1,738,983	1,161,952	3,673,931	3,418,251	108,725,295	92,080,844

CHANGES IN UNITS:
Beginning units	340,690	416,126	130,673	71,796	131,688	135,226	4,719,143	5,538,496
Units purchased	8,588	1,742	62,468	133,138	1,864	22,385	174,585	158,002
Units redeemed	(35,725)	(77,178)	(36,831)	(74,261)	(20,646)	(25,923)	(769,723)	(977,355)

Ending units	313,553	340,690	156,310	130,673	112,906	131,688	4,124,005	4,719,143

	OVGSS		OVGI		OVGIS		OVSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(9,978)	(10,341)	129,838	7,580	(13,317)	(16,064)	(25,079)	(52,657)
Realized gain (loss) on investments	26,598	42,855	3,808,715	4,014,656	146,826	88,982	(195,720)	(373,330)
Change in unrealized gain (loss) on investments	234,994	(140,766)	7,583,710	(5,712,074)	89,662	(130,280)	866,210	1,455,760
Reinvested capital gains	-	66,968	1,505,565	10,157,715	31,295	218,175	478,300	330,963

Net increase (decrease) in Contract Owners’ Equity resulting from operations	251,614	(41,284)	13,027,828	8,467,877	254,466	160,813	1,123,711	1,360,736

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	946,953	903,119	1,248	-	241,396	129,921
Transfers between subaccounts (including fixed account), net (note 3)	(12,336)	(3,762)	(1,855,554)	810,750	5,345	75,855	(411,204)	(179,591)
Redemptions	(60,857)	(399,512)	(9,716,880)	(10,211,340)	(331,943)	(218,827)	(1,074,817)	(1,028,787)
Annuity benefits	(4,155)	(3,536)	(35,798)	(40,408)	-	-	(2,057)	(1,759)
Contract maintenance charges (note 2)	-	-	(1,403)	(1,563)	-	-	(133)	(147)
Contingent deferred sales charges (note 2)	-	(13)	(6,220)	(5,959)	-	-	(685)	(901)
Adjustments to maintain reserves	(16)	24	(552)	(903)	(52)	(39)	(173)	(142)

Net equity transactions	(77,364)	(406,799)	(10,669,454)	(8,546,304)	(325,402)	(143,011)	(1,247,673)	(1,081,406)

Net change in Contract Owners’ Equity	174,250	(448,083)	2,358,374	(78,427)	(70,936)	17,802	(123,962)	279,330
Contract Owners’ Equity beginning of period	774,429	1,222,512	87,578,259	87,656,686	1,886,355	1,868,553	9,445,710	9,166,380

Contract Owners’ Equity end of period	$948,679	774,429	89,936,633	87,578,259	1,815,419	1,886,355	9,321,748	9,445,710

CHANGES IN UNITS:
Beginning units	37,316	57,832	3,627,509	4,010,056	97,674	105,613	500,247	567,437
Units purchased	-	-	86,364	212,070	8,621	12,570	48,177	110,546
Units redeemed	(3,038)	(20,516)	(496,011)	(594,617)	(24,249)	(20,509)	(110,746)	(177,736)

Ending units	34,278	37,316	3,217,862	3,627,509	82,046	97,674	437,678	500,247

	OVSCS		OVAG		OVSB		OVSBS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(994)	(1,486)	(562,463)	(555,636)	46,177	148,838	4,122	52,877
Realized gain (loss) on investments	7,335	4,879	3,508,151	2,388,274	(39,079)	(84,720)	(35,774)	(44,905)
Change in unrealized gain (loss) on investments	4,102	13,522	4,368,145	(5,231,784)	196,906	139,440	99,836	70,426
Reinvested capital gains	8,776	5,735	5,293,337	3,927,837	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	19,219	22,650	12,607,170	528,691	204,004	203,558	68,184	78,398

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	476,097	418,631	61,675	43,071	-	4
Transfers between subaccounts (including fixed account), net (note 3)	-	-	(442,295)	(1,171,043)	249,660	(85,549)	180	(137,038)
Redemptions	(3,092)	(2,335)	(5,492,963)	(5,656,487)	(249,266)	(443,467)	(333,916)	(278,656)
Annuity benefits	(11,538)	(10,330)	(3,349)	(2,996)	-	-	(1,602)	(1,761)
Contract maintenance charges (note 2)	(9)	4	(2,069)	(2,344)	(21)	(22)	-	-
Contingent deferred sales charges (note 2)	-	-	(6,642)	(7,283)	(97)	(173)	-	(21)
Adjustments to maintain reserves	2	1	(1,768)	(2,104)	(124)	(122)	(60)	(92)

Net equity transactions	(14,637)	(12,660)	(5,472,989)	(6,423,626)	61,827	(486,262)	(335,398)	(417,564)

Net change in Contract Owners’ Equity	4,582	9,990	7,134,181	(5,894,935)	265,831	(282,704)	(267,214)	(339,166)
Contract Owners’ Equity beginning of period	160,165	150,175	48,104,013	53,998,948	4,030,567	4,313,271	1,729,135	2,068,301

Contract Owners’ Equity end of period	$164,747	160,165	55,238,194	48,104,013	4,296,398	4,030,567	1,461,921	1,729,135

CHANGES IN UNITS:
Beginning units	-	-	2,100,619	2,385,519	388,269	437,449	99,842	124,990
Units purchased	-	-	70,452	79,100	67,346	51,204	397	2,159
Units redeemed	-	-	(276,913)	(364,000)	(61,604)	(100,384)	(18,943)	(27,307)

Ending units	-	-	1,894,158	2,100,619	394,011	388,269	81,296	99,842

	PMVAAD		PMVFAD		PMVLAD		PMVRRA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$161,783	69,502	5,193	164	24,221	67,370	9,918	10,368
Realized gain (loss) on investments	(35,687)	(251,052)	40,457	(68,006)	(192,421)	(662,209)	(65,302)	(19,496)
Change in unrealized gain (loss) on investments	434,315	719,757	125,404	103,229	192,535	612,705	74,614	42,712
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	560,411	538,207	171,054	35,387	24,335	17,866	19,230	33,584

Equity transactions:
Purchase payments received from contract owners (note 3)	11,676	252,125	5,081	4,308	127,739	211,530	20,993	21,168
Transfers between subaccounts (including fixed account), net (note 3)	(305,449)	212,498	44,275	402,744	(2,033,166)	(6,256,840)	(59,025)	51,762
Redemptions	(450,048)	(827,066)	(263,710)	(470,286)	(2,791,521)	(3,689,354)	(156,799)	(95,454)
Annuity benefits	-	-	(1,042)	(441)	(24,349)	(26,318)	-	-
Contract maintenance charges (note 2)	(41)	(51)	(16)	(17)	(197)	(206)	-	-
Contingent deferred sales charges (note 2)	(229)	(227)	(274)	(142)	(1,715)	(970)	(498)	(185)
Adjustments to maintain reserves	(121)	(85)	173	455	1,366	789	(46)	313

Net equity transactions	(744,212)	(362,806)	(215,513)	(63,379)	(4,721,843)	(9,761,369)	(195,375)	(22,396)

Net change in Contract Owners’ Equity	(183,801)	175,401	(44,459)	(27,992)	(4,697,508)	(9,743,503)	(176,145)	11,188
Contract Owners’ Equity beginning of period	4,937,262	4,761,861	2,173,421	2,201,413	27,015,468	36,758,971	838,642	827,454

Contract Owners’ Equity end of period	$4,753,461	4,937,262	2,128,962	2,173,421	22,317,960	27,015,468	662,497	838,642

CHANGES IN UNITS:
Beginning units	469,743	506,374	187,924	198,637	2,312,527	3,154,650	60,331	61,922
Units purchased	17,684	102,890	60,182	145,771	99,035	486,760	14,351	12,087
Units redeemed	(84,004)	(139,521)	(78,830)	(156,484)	(502,224)	(1,328,883)	(28,224)	(13,678)

Ending units	403,423	469,743	169,276	187,924	1,909,338	2,312,527	46,458	60,331

	PMVTRA		PMVTRD		PMVEBD		PMVSTA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$11,248	12,925	107,976	116,882	48,116	29,454	5,559	376
Realized gain (loss) on investments	(20,572)	(9,789)	(80,285)	(230,787)	(4,363)	(13,800)	2,036	42
Change in unrealized gain (loss) on investments	55,164	15,884	442,249	299,303	48,755	(4,533)	4,571	(1,340)
Reinvested capital gains	-	-	-	-	-	-	-	1,296

Net increase (decrease) in Contract Owners’ Equity resulting from operations	45,840	19,020	469,940	185,398	92,508	11,121	12,166	374

Equity transactions:
Purchase payments received from contract owners (note 3)	22,634	31,549	110,475	200,870	93,167	7,358	5,288	-
Transfers between subaccounts (including fixed account), net (note 3)	50,590	77,079	1,755,448	898,544	1,080,490	686,709	292,699	648,837
Redemptions	(184,292)	(113,948)	(1,972,700)	(1,687,315)	(106,436)	(92,522)	(44,847)	-
Annuity benefits	-	-	(3,873)	(3,936)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(88)	(124)	(5)	(2)	-	-
Contingent deferred sales charges (note 2)	(852)	(392)	(1,960)	(2,442)	(34)	-	-	-
Adjustments to maintain reserves	291	172	575	1,004	(118)	(146)	(2)	(65)

Net equity transactions	(111,629)	(5,540)	(112,123)	(593,399)	1,067,064	601,397	253,138	648,772

Net change in Contract Owners’ Equity	(65,789)	13,480	357,817	(408,001)	1,159,572	612,518	265,304	649,146
Contract Owners’ Equity beginning of period	1,321,164	1,307,684	12,480,697	12,888,698	965,142	352,624	649,146	-

Contract Owners’ Equity end of period	$1,255,375	1,321,164	12,838,514	12,480,697	2,124,714	965,142	914,450	649,146

CHANGES IN UNITS:
Beginning units	84,787	85,220	1,141,268	1,196,231	91,775	37,557	64,050	-
Units purchased	13,473	12,307	243,466	240,332	145,540	153,383	75,710	70,516
Units redeemed	(20,597)	(12,740)	(252,523)	(295,295)	(50,941)	(99,165)	(50,672)	(6,466)

Ending units	77,663	84,787	1,132,211	1,141,268	186,374	91,775	89,088	64,050

	GVGMNS		PVEIB		PVTIGB		ROCMC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,332)	(1,292)	-	-	237	(95)	(1,925)	(1,700)
Realized gain (loss) on investments	1,898	(4,243)	-	-	6,296	(81)	(5,642)	(6,381)
Change in unrealized gain (loss) on investments	14,593	9,556	1,646	-	2,282	(374)	(18,072)	75,701
Reinvested capital gains	4,800	-	-	-	-	-	41,958	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	19,959	4,021	1,646	-	8,815	(550)	16,319	67,620

Equity transactions:
Purchase payments received from contract owners (note 3)	8,581	5,768	-	-	-	-	14,557	10,802
Transfers between subaccounts (including fixed account), net (note 3)	61,117	745	-	-	60,698	24,925	(5,738)	2,021
Redemptions	(39,851)	(54,995)	-	-	(37,435)	-	(45,905)	(46,833)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4)	(1)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(569)	-	-	-	-	(193)	(130)
Adjustments to maintain reserves	(14)	(20)	(1,646)	-	(13)	2	(46)	(39)

Net equity transactions	29,829	(49,072)	(1,646)	-	23,250	24,927	(37,325)	(34,179)

Net change in Contract Owners’ Equity	49,788	(45,051)	-	-	32,065	24,377	(21,006)	33,441
Contract Owners’ Equity beginning of period	143,584	188,635	-	-	24,377	-	432,242	398,801

Contract Owners’ Equity end of period	$193,372	143,584	-	-	56,442	24,377	411,236	432,242

CHANGES IN UNITS:
Beginning units	12,607	17,128	-	-	2,473	-	31,418	34,306
Units purchased	5,926	745	-	-	9,291	4,966	2,215	2,581
Units redeemed	(3,333)	(5,266)	-	-	(7,194)	(2,493)	(4,890)	(5,469)

Ending units	15,200	12,607	-	-	4,570	2,473	28,743	31,418

	RVARS		SBLD		SBLJ		SBLN
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(10,093)	(13,071)	4,307	3,462	(224)	(733)	2,624	833
Realized gain (loss) on investments	705	3,526	29,502	9,955	7,430	33,755	7,247	3,971
Change in unrealized gain (loss) on investments	29,543	(12,028)	1,277	2,737	24,070	(27,863)	50,357	26,869
Reinvested capital gains	-	-	-	-	-	539	13,080	9,617

Net increase (decrease) in Contract Owners’ Equity resulting from operations	20,155	(21,573)	35,086	16,154	31,276	5,698	73,308	41,290

Equity transactions:
Purchase payments received from contract owners (note 3)	39,833	27,036	5,815	7,767	4,319	4,746	16,211	36,855
Transfers between subaccounts (including fixed account), net (note 3)	(342,193)	228,323	(14,531)	56,420	(9,628)	(20,061)	14,678	254,428
Redemptions	(101,801)	(164,539)	(23,570)	(21,243)	(20,696)	(15,346)	(40,679)	(21,812)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1)	(5)	-	-	-	-	(15)	(15)
Contingent deferred sales charges (note 2)	(36)	(15)	(172)	(78)	(193)	(101)	(109)	(22)
Adjustments to maintain reserves	(47)	(64)	33	(49)	(35)	(14)	53	(102)

Net equity transactions	(404,245)	90,736	(32,425)	42,817	(26,233)	(30,776)	(9,861)	269,332

Net change in Contract Owners’ Equity	(384,090)	69,163	2,661	58,971	5,043	(25,078)	63,447	310,622
Contract Owners’ Equity beginning of period	1,238,068	1,168,905	251,590	192,619	140,796	165,874	562,690	252,068

Contract Owners’ Equity end of period	$853,978	1,238,068	254,251	251,590	145,839	140,796	626,137	562,690

CHANGES IN UNITS:
Beginning units	121,608	112,925	19,344	16,177	8,956	11,328	35,383	16,970
Units purchased	9,907	67,339	3,780	15,304	1,715	12,216	1,818	21,630
Units redeemed	(49,761)	(58,656)	(5,954)	(12,137)	(3,148)	(14,588)	(2,406)	(3,217)

Ending units	81,754	121,608	17,170	19,344	7,523	8,956	34,795	35,383

	SBLO		SBLP		SBLQ		SBLV
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(61)	945	12,832	20,348	(4,402)	(5,487)	(7,515)	(3,067)
Realized gain (loss) on investments	9,766	2,589	(76)	(2,397)	15,769	10,062	132,333	58,359
Change in unrealized gain (loss) on investments	4,623	30,152	2,117	21,330	(16,750)	69,587	40,075	157,172
Reinvested capital gains	16,023	8,228	-	-	20,742	46,051	31,476	164,484

Net increase (decrease) in Contract Owners’ Equity resulting from operations	30,351	41,914	14,873	39,281	15,359	120,213	196,369	376,948

Equity transactions:
Purchase payments received from contract owners (note 3)	348	6,772	7,457	7,751	20,264	20,247	43,592	46,770
Transfers between subaccounts (including fixed account), net (note 3)	2,401	1,715	100,028	(1,377)	14,912	(87,642)	(342,617)	36,761
Redemptions	(25,285)	(5,531)	(15,393)	(28,861)	(75,225)	(39,037)	(149,791)	(163,597)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(36)	(38)	(21)	(51)	(225)	(162)	(1,038)	(512)
Adjustments to maintain reserves	(58)	(80)	(2)	(10)	48	(136)	(57)	(401)

Net equity transactions	(22,630)	2,838	92,069	(22,548)	(40,226)	(106,730)	(449,911)	(80,979)

Net change in Contract Owners’ Equity	7,721	44,752	106,942	16,733	(24,867)	13,483	(253,542)	295,969
Contract Owners’ Equity beginning of period	239,826	195,074	268,189	251,456	612,050	598,567	1,946,667	1,650,698

Contract Owners’ Equity end of period	$247,547	239,826	375,131	268,189	587,183	612,050	1,693,125	1,946,667

CHANGES IN UNITS:
Beginning units	12,930	12,764	13,924	15,170	27,178	33,257	95,468	101,394
Units purchased	146	598	5,494	1,412	2,106	5,323	3,690	13,067
Units redeemed	(1,325)	(432)	(880)	(2,658)	(3,861)	(11,402)	(25,344)	(18,993)

Ending units	11,751	12,930	18,538	13,924	25,423	27,178	73,814	95,468

	SBLX		SBLY		TRHS2		VWHAS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(307)	(826)	(92)	(1,228)	(424,210)	(513,904)	(62,131)	(50,569)
Realized gain (loss) on investments	2,706	506	10,775	14,841	1,345,399	4,469,153	275,684	(1,199,139)
Change in unrealized gain (loss) on investments	12,558	(2,359)	17,171	(4,211)	6,035,577	(11,049,667)	(501,146)	3,033,637
Reinvested capital gains	-	4,566	-	9,073	1,656,755	278,213	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	14,957	1,887	27,854	18,475	8,613,521	(6,816,205)	(287,593)	1,783,929

Equity transactions:
Purchase payments received from contract owners (note 3)	741	970	3,841	3,971	956,362	746,854	219,034	176,841
Transfers between subaccounts (including fixed account), net (note 3)	(26,731)	(92,503)	(3,978)	(179,088)	(794,395)	(9,553,179)	(2,385,391)	3,953,447
Redemptions	(16,904)	(2,499)	(9,708)	(10,748)	(4,978,888)	(9,066,188)	(698,585)	(696,404)
Annuity benefits	-	-	-	-	(52,136)	(47,919)	(283)	(276)
Contract maintenance charges (note 2)	-	-	-	-	(543)	(709)	(73)	(74)
Contingent deferred sales charges (note 2)	(28)	(27)	(42)	(24)	(10,568)	(3,630)	(347)	(823)
Adjustments to maintain reserves	(72)	40	(15)	50	16,508	8,794	(208)	(235)

Net equity transactions	(42,994)	(94,019)	(9,902)	(185,839)	(4,863,660)	(17,915,977)	(2,865,853)	3,432,476

Net change in Contract Owners’ Equity	(28,037)	(92,132)	17,952	(167,364)	3,749,861	(24,732,182)	(3,153,446)	5,216,405
Contract Owners’ Equity beginning of period	106,657	198,789	81,148	248,512	36,189,315	60,921,497	8,300,807	3,084,402

Contract Owners’ Equity end of period	$78,620	106,657	99,100	81,148	39,939,176	36,189,315	5,147,361	8,300,807

CHANGES IN UNITS:
Beginning units	6,248	13,076	5,084	16,765	1,266,281	1,885,800	1,062,304	558,675
Units purchased	371	4,645	2,504	6,340	235,115	247,712	265,549	928,883
Units redeemed	(2,809)	(11,473)	(2,763)	(18,021)	(391,349)	(867,231)	(649,627)	(425,254)

Ending units	3,810	6,248	4,825	5,084	1,110,047	1,266,281	678,226	1,062,304

	VWEM		VWHA		VYDS		WRASP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(117,586)	(88,959)	(99,244)	(71,534)	(12,489)	(3,875)	325,084	(493,080)
Realized gain (loss) on investments	388,432	(568,285)	(769,905)	(951,790)	59,810	51,300	1,623,814	126,444
Change in unrealized gain (loss) on investments	6,308,252	449,882	409,097	4,599,535	517,539	(191,926)	10,360,704	(3,497,267)
Reinvested capital gains	-	78,744	-	-	38,154	211,694	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	6,579,098	(128,618)	(460,052)	3,576,211	603,014	67,193	12,309,602	(3,863,903)

Equity transactions:
Purchase payments received from contract owners (note 3)	73,058	157,517	10,697	(43,113)	19,800	8,100	915,513	1,401,198
Transfers between subaccounts (including fixed account), net (note 3)	2,090,521	(801,720)	(624,874)	(622,166)	(23,997)	(58,261)	(5,584,080)	(12,147,017)
Redemptions	(1,700,685)	(1,842,971)	(1,223,125)	(1,082,629)	(257,839)	(212,364)	(10,300,177)	(13,060,916)
Annuity benefits	(161)	(137)	(5,088)	(5,064)	-	-	(13,218)	(21,046)
Contract maintenance charges (note 2)	(187)	(197)	(138)	(152)	-	-	(241)	(321)
Contingent deferred sales charges (note 2)	(458)	(1,650)	(361)	(713)	(5)	-	(3,781)	(3,975)
Adjustments to maintain reserves	(521)	(394)	829	610	(60)	(54)	109	60

Net equity transactions	461,567	(2,489,552)	(1,842,060)	(1,753,227)	(262,101)	(262,579)	(14,985,875)	(23,832,017)

Net change in Contract Owners’ Equity	7,040,665	(2,618,170)	(2,302,112)	1,822,984	340,913	(195,386)	(2,676,273)	(27,695,920)
Contract Owners’ Equity beginning of period	13,126,856	15,745,026	11,066,140	9,243,156	2,556,222	2,751,608	80,727,236	108,423,156

Contract Owners’ Equity end of period	$20,167,521	13,126,856	8,764,028	11,066,140	2,897,135	2,556,222	78,050,963	80,727,236

CHANGES IN UNITS:
Beginning units	441,616	509,807	381,139	449,773	141,456	156,255	3,110,006	4,031,691
Units purchased	129,785	40,652	1,117	1,182	1,201	1,200	69,538	138,523
Units redeemed	(113,086)	(108,843)	(64,819)	(69,816)	(14,465)	(15,999)	(605,618)	(1,060,208)

Ending units	458,315	441,616	317,437	381,139	128,192	141,456	2,573,926	3,110,006

	WRBP		WRBDP		WRCEP		WRDIV
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$213,896	117,310	232,990	671,696	(579,934)	(581,888)	22,734	17,339
Realized gain (loss) on investments	(600,049)	(442,172)	(155,572)	(25,785)	1,716,182	(2,879,053)	698,234	536,651
Change in unrealized gain (loss) on investments	3,332,249	(5,900,590)	962,402	793,536	11,047,915	(5,322,375)	599,559	(557,808)
Reinvested capital gains	1,228,432	6,552,767	336,491	141,283	3,560,616	10,901,198	434,672	715,253

Net increase (decrease) in Contract Owners’ Equity resulting from operations	4,174,528	327,315	1,376,311	1,580,730	15,744,779	2,117,882	1,755,199	711,435

Equity transactions:
Purchase payments received from contract owners (note 3)	249,208	398,177	500,809	938,295	977,415	1,258,083	80,064	135,319
Transfers between subaccounts (including fixed account), net (note 3)	27,964	1,264,218	(42,526)	327,360	(1,387,428)	(2,466,518)	(232,455)	467,467
Redemptions	(5,379,958)	(5,163,921)	(5,712,508)	(6,732,828)	(11,537,206)	(10,682,829)	(1,761,135)	(1,319,669)
Annuity benefits	(2,355)	(3,693)	(3,215)	(4,952)	(5,875)	(6,233)	48	(545)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,836)	(1,091)	(915)	(1,305)	(1,056)	(2,989)	(41)	(37)
Adjustments to maintain reserves	297	209	(11)	(4,584)	969	645	(1,355)	(7,391)

Net equity transactions	(5,109,680)	(3,506,101)	(5,258,366)	(5,478,014)	(11,953,181)	(11,899,841)	(1,914,874)	(724,856)

Net change in Contract Owners’ Equity	(935,152)	(3,178,786)	(3,882,055)	(3,897,284)	3,791,598	(9,781,959)	(159,675)	(13,421)
Contract Owners’ Equity beginning of period	43,340,703	46,519,489	49,643,748	53,541,032	86,884,270	96,666,229	13,179,769	13,193,190

Contract Owners’ Equity end of period	$42,405,551	43,340,703	45,761,693	49,643,748	90,675,868	86,884,270	13,020,094	13,179,769

CHANGES IN UNITS:
Beginning units	2,082,755	2,255,835	2,966,549	3,294,229	4,574,121	5,225,571	639,100	676,065
Units purchased	97,633	198,963	176,859	275,719	129,398	200,705	35,568	84,806
Units redeemed	(329,584)	(372,043)	(487,043)	(603,399)	(709,471)	(852,155)	(122,437)	(121,771)

Ending units	1,850,804	2,082,755	2,656,365	2,966,549	3,994,048	4,574,121	552,231	639,100

	WRENG		WRGBP		WRGNR		WRGP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(15,143)	(40,406)	60,651	81,425	(54,604)	(24,934)	(856,957)	(1,033,699)
Realized gain (loss) on investments	(153,883)	(106,574)	(27,926)	(57,873)	(173,049)	(318,409)	1,803,316	3,225,951
Change in unrealized gain (loss) on investments	(524,299)	1,335,901	78,157	159,689	272,362	1,556,288	14,636,699	(12,743,327)
Reinvested capital gains	-	-	-	-	-	-	8,852,931	10,273,366

Net increase (decrease) in Contract Owners’ Equity resulting from operations	(693,325)	1,188,921	110,882	183,241	44,709	1,212,945	24,435,989	(277,709)

Equity transactions:
Purchase payments received from contract owners (note 3)	41,842	19,964	56,612	36,536	64,889	51,029	875,025	897,990
Transfers between subaccounts (including fixed account), net (note 3)	(451,052)	588,263	597,455	160,911	(225,519)	(272,336)	(1,324,372)	(2,838,906)
Redemptions	(435,807)	(437,535)	(370,186)	(433,990)	(762,171)	(718,054)	(11,853,549)	(10,788,332)
Annuity benefits	-	-	-	-	(415)	(396)	(5,393)	(4,439)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2)	(52)	(30)	(6)	(53)	(193)	(3,790)	(4,475)
Adjustments to maintain reserves	(40)	(108)	(31)	(37)	(94)	(95)	(909)	(4,267)

Net equity transactions	(845,059)	170,532	283,820	(236,586)	(923,363)	(940,045)	(12,312,988)	(12,742,429)

Net change in Contract Owners’ Equity	(1,538,384)	1,359,453	394,702	(53,345)	(878,654)	272,900	12,123,001	(13,020,138)
Contract Owners’ Equity beginning of period	5,069,084	3,709,631	3,474,290	3,527,635	6,356,761	6,083,861	91,921,496	104,941,634

Contract Owners’ Equity end of period	$3,530,700	5,069,084	3,868,992	3,474,290	5,478,107	6,356,761	104,044,497	91,921,496

CHANGES IN UNITS:
Beginning units	397,706	387,607	328,816	354,040	575,750	675,666	4,952,140	5,662,400
Units purchased	67,272	117,000	98,283	60,612	41,394	57,418	179,802	180,968
Units redeemed	(144,418)	(106,901)	(72,303)	(85,836)	(129,847)	(157,334)	(751,996)	(891,228)

Ending units	320,560	397,706	354,796	328,816	487,297	575,750	4,379,946	4,952,140

	WRHIP		WRIP		WRI2P		WRLTBP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,739,171	3,812,947	(231,356)	(188,043)	32,305	24,474	22,891	18,536
Realized gain (loss) on investments	193,572	(59,872)	1,017,710	806,803	143,695	113,556	3,104	7,565
Change in unrealized gain (loss) on investments	394,705	4,669,194	3,106,996	(2,220,617)	1,846,473	(290,876)	(10,717)	12,914
Reinvested capital gains	-	-	578,016	627,081	-	103,203	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	3,327,448	8,422,269	4,471,366	(974,776)	2,022,473	(49,643)	15,278	39,015

Equity transactions:
Purchase payments received from contract owners (note 3)	476,289	354,796	219,518	188,484	314,137	139,978	30,301	26,033
Transfers between subaccounts (including fixed account), net (note 3)	16,811	395,933	579,945	(406,759)	310,968	425,058	(112,108)	1,798,732
Redemptions	(7,071,509)	(7,213,798)	(2,819,366)	(2,326,638)	(1,465,272)	(1,082,237)	(607,266)	(1,373,972)
Annuity benefits	(9,940)	(9,284)	(675)	(940)	(1,233)	(1,085)	-	-
Contract maintenance charges (note 2)	(113)	(121)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,497)	(3,273)	(1,033)	(706)	(128)	(10)	-	-
Adjustments to maintain reserves	702	(2,923)	(1,099)	(3,861)	117	114	(58)	(38)

Net equity transactions	(6,591,257)	(6,478,670)	(2,022,710)	(2,550,420)	(841,411)	(518,182)	(689,131)	450,755

Net change in Contract Owners’ Equity	(3,263,809)	1,943,599	2,448,656	(3,525,196)	1,181,062	(567,825)	(673,853)	489,770
Contract Owners’ Equity beginning of period	62,506,414	60,562,815	19,796,181	23,321,377	9,745,367	10,313,192	5,656,834	5,167,064

Contract Owners’ Equity end of period	$59,242,605	62,506,414	22,244,837	19,796,181	10,926,429	9,745,367	4,982,981	5,656,834

CHANGES IN UNITS:
Beginning units	2,227,209	2,481,852	1,353,789	1,529,441	525,621	557,057	552,515	509,157
Units purchased	194,828	290,444	115,728	105,603	75,539	88,098	55,357	239,532
Units redeemed	(422,083)	(545,087)	(233,645)	(281,255)	(117,555)	(119,534)	(122,565)	(196,174)

Ending units	1,999,954	2,227,209	1,235,872	1,353,789	483,605	525,621	485,307	552,515

	WRMIC		WRMCG		WRMMP		WRRESP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(27,708)	(27,946)	(163,484)	(154,432)	(61,781)	(127,513)	15,356	(1,764)
Realized gain (loss) on investments	(115,049)	(88,963)	561,052	108,508	-	-	120,229	472,156
Change in unrealized gain (loss) on investments	316,026	108,885	2,531,269	(158,288)	-	-	(729,493)	(968,346)
Reinvested capital gains	7,181	277,212	447,006	781,250	705	418	894,016	709,130

Net increase (decrease) in Contract Owners’ Equity resulting from operations	180,450	269,188	3,375,843	577,038	(61,076)	(127,095)	300,108	211,176

Equity transactions:
Purchase payments received from contract owners (note 3)	2,408	5,844	118,741	139,443	4,740,626	5,043,817	8,068	68,778
Transfers between subaccounts (including fixed account), net (note 3)	(125,443)	(295,039)	676,111	(282,454)	8,076,442	11,643,251	(189,058)	533,626
Redemptions	(326,401)	(190,030)	(1,872,880)	(1,761,555)	(13,365,793)	(15,992,234)	(854,543)	(786,688)
Annuity benefits	-	-	(682)	(602)	(2,851)	(2,949)	(2,453)	(2,483)
Contract maintenance charges (note 2)	-	-	(31)	(26)	-	-	-	-
Contingent deferred sales charges (note 2)	(14)	(30)	(561)	(70)	(3)	(7)	(161)	(405)
Adjustments to maintain reserves	(131)	20	(126)	47	402	428	21	117

Net equity transactions	(449,581)	(479,235)	(1,079,428)	(1,905,217)	(551,177)	692,306	(1,038,126)	(187,055)

Net change in Contract Owners’ Equity	(269,131)	(210,047)	2,296,415	(1,328,179)	(612,253)	565,211	(738,018)	24,121
Contract Owners’ Equity beginning of period	2,669,548	2,879,595	13,571,138	14,899,317	13,213,277	12,648,066	7,690,057	7,665,936

Contract Owners’ Equity end of period	$2,400,417	2,669,548	15,867,553	13,571,138	12,601,024	13,213,277	6,952,039	7,690,057

CHANGES IN UNITS:
Beginning units	110,215	133,260	567,091	654,040	1,267,052	1,203,265	323,476	332,526
Units purchased	7,051	9,279	72,666	106,057	1,583,289	1,949,941	14,815	58,859
Units redeemed	(25,376)	(32,324)	(111,670)	(193,006)	(1,634,365)	(1,886,154)	(57,869)	(67,909)

Ending units	91,890	110,215	528,087	567,091	1,215,976	1,267,052	280,422	323,476

	WRSTP		WRSCP		WRSCV		WRVP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(674,126)	(614,711)	(430,617)	(415,827)	(68,340)	(39,998)	111,201	33,273
Realized gain (loss) on investments	5,839,799	1,764,534	216,226	(351,942)	102,545	41,994	384,226	(976,577)
Change in unrealized gain (loss) on investments	5,767,357	(3,585,852)	6,948,633	(2,743,072)	(55,090)	887,119	2,596,614	(8,453)
Reinvested capital gains	5,199,249	2,232,000	962,623	4,016,402	734,024	432,815	695,453	4,144,111

Net increase (decrease) in Contract Owners’ Equity resulting from operations	16,132,279	(204,029)	7,696,865	505,561	713,139	1,321,930	3,787,494	3,192,354

Equity transactions:
Purchase payments received from contract owners (note 3)	291,222	407,762	325,570	503,823	18,477	14,735	220,083	273,836
Transfers between subaccounts (including fixed account), net (note 3)	(756,254)	(2,060,450)	(424,974)	(942,554)	(114,787)	950,038	(980,576)	(463,087)
Redemptions	(8,326,068)	(5,666,504)	(4,663,389)	(4,291,083)	(997,123)	(504,267)	(3,869,101)	(4,529,179)
Annuity benefits	(2,984)	(2,468)	(1,306)	(1,158)	40	(429)	-	(2,769)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,696)	(1,989)	(2,347)	(1,591)	(122)	(30)	(1,236)	(1,255)
Adjustments to maintain reserves	1,853	1,059	73	67	(1,064)	(6,575)	(77)	(218)

Net equity transactions	(8,793,927)	(7,322,590)	(4,766,373)	(4,732,496)	(1,094,579)	453,472	(4,630,907)	(4,722,672)

Net change in Contract Owners’ Equity	7,338,352	(7,526,619)	2,930,492	(4,226,935)	(381,440)	1,775,402	(843,413)	(1,530,318)
Contract Owners’ Equity beginning of period	55,398,654	62,925,273	37,413,444	41,640,379	6,543,381	4,767,979	36,324,391	37,854,709

Contract Owners’ Equity end of period	$62,737,006	55,398,654	40,343,936	37,413,444	6,161,941	6,543,381	35,480,978	36,324,391

CHANGES IN UNITS:
Beginning units	2,082,654	2,376,530	1,823,106	2,066,180	262,487	244,035	1,552,197	1,779,137
Units purchased	83,400	104,182	56,515	98,736	37,857	82,488	61,909	93,523
Units redeemed	(361,779)	(398,058)	(265,006)	(341,810)	(80,639)	(64,036)	(251,207)	(320,463)

Ending units	1,804,275	2,082,654	1,614,615	1,823,106	219,705	262,487	1,362,899	1,552,197

	SVOF		WFVSCG		OVGS3		JAIGS2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,806)	345	(59,613)	(55,698)	-	-	-	-
Realized gain (loss) on investments	3,881	10,452	(270,372)	(945,463)	-	-	-	-
Change in unrealized gain (loss) on investments	13,911	(9,893)	1,310,505	602,298	-	-	-	-
Reinvested capital gains	14,422	16,098	144,621	446,700	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	30,408	17,002	1,125,141	47,837	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	11	5,753	55,141	79,549	(897)	-	-	39,784
Transfers between subaccounts (including fixed account), net (note 3)	(157)	13,830	(200,256)	(780,687)	(510)	(1)	-	(30,347)
Redemptions	(4,783)	(49,820)	(336,411)	(728,073)	1,407	1	-	(9,437)
Annuity benefits	(3,114)	(2,759)	(865)	(871)	-	-	-	-
Contract maintenance charges (note 2)	(36)	(22)	(44)	(36)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(226)	(163)	-	-	-	-
Adjustments to maintain reserves	1,560	1,095	(256)	(192)	-	-	-	(2,610)

Net equity transactions	(6,519)	(31,923)	(482,917)	(1,430,473)	-	-	-	(2,610)

Net change in Contract Owners’ Equity	23,889	(14,921)	642,224	(1,382,636)	-	-	-	(2,610)
Contract Owners’ Equity beginning of period	172,300	187,221	4,893,615	6,276,251	7,146	7,146	-	2,610

Contract Owners’ Equity end of period	$196,189	172,300	5,535,839	4,893,615	7,146	7,146	-	-

CHANGES IN UNITS:
Beginning units	7,057	8,647	196,910	270,263	-	-	-	-
Units purchased	1	867	48,294	65,371	(888)	-	-	2,829
Units redeemed	(223)	(2,457)	(66,122)	(138,724)	888	-	-	(2,829)

Ending units	6,835	7,057	179,082	196,910	-	-	-	-

	FTVDM3		PVGIB		TIF3		HIBF3
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	200	65	-	-	-	-
Realized gain (loss) on investments	-	-	2,637	(40)	-	-	-	-
Change in unrealized gain (loss) on investments	-	-	(3,723)	1,133	-	-	-	-
Reinvested capital gains	-	-	1,439	346	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	-	-	553	1,504	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	(18)	(4)	-	-	-	-	3	-
Transfers between subaccounts (including fixed account), net (note 3)	18	4	-	-	-	-	-	-
Redemptions	-	-	-	(1,009)	-	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	-	867	(12)	-	-	(3)	-

Net equity transactions	-	-	867	(1,021)	-	-	-	-

Net change in Contract Owners’ Equity	-	-	1,420	483	-	-	-	-
Contract Owners’ Equity beginning of period	277	277	11,898	11,415	327	327	11,446	11,446

Contract Owners’ Equity end of period	$277	277	13,318	11,898	327	327	11,446	11,446

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	(2)	7	-	-	-	-	-	-
Units redeemed	2	(7)	-	-	-	-	-	-

Ending units	-	-	-	-	-	-	-	-

	FOSR		CAF		SGRF		GVDIV6
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	-	(50,888)	-	-	-	-
Realized gain (loss) on investments	-	-	-	3,946,875	-	-	-	-
Change in unrealized gain (loss) on investments	-	-	-	(6,392,198)	-	-	-	-
Reinvested capital gains	-	-	-	2,297,043	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	-	-	-	(199,168)	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	133,592	690	-	-	-
Transfers between subaccounts (including fixed account), net (note 3)	-	-	-	(26,776,851)	(1,082)	-	-	-
Redemptions	-	-	-	(879,554)	(1,147)	-	-	(1)
Annuity benefits	-	-	-	(708)	1,539	-	-	11
Contract maintenance charges (note 2)	-	-	-	(679)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	(1,988)	-	-	-	-
Adjustments to maintain reserves	337	-	-	(2,063)	-	-	-	(10)

Net equity transactions	337	-	-	(27,528,251)	-	-	-	-

Net change in Contract Owners’ Equity	337	-	-	(27,727,419)	-	-	-	-
Contract Owners’ Equity beginning of period	-	-	-	27,727,419	48	48	156	156

Contract Owners’ Equity end of period	$337	-	-	-	48	48	156	156

CHANGES IN UNITS:
Beginning units	-	-	-	2,002,245	-	-	-	-
Units purchased	-	-	-	21,670	(756)	-	-	-
Units redeemed	-	-	-	(2,023,915)	756	-	-	-

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT- 9

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Separate Account.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

RATIONAL FUNDS

VA Situs Fund (HVSIT)

AB FUNDS

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Large Cap Growth Portfolio - Class B (ALVPGB)

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

AMERICAN CENTURY INVESTORS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)

VP Ultra(R) Fund - Class II (ACVU2)*

VP Value Fund - Class I (ACVV)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund -Class III (BRVHY3)

BlackRock Total Return V.I. Fund -Class III (BRVTR3)

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)

Global Allocation V.I. Fund - Class III (MLVGA3)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia VP High Yield Bond Fund - Class 2 (CLVHY2)

DELEWARE FUNDS BY MACQUIRE

VIP Small Cap Value Series - Service Class (DWVSVS)

DREYFUS CORPORATION

Mid Cap Stock Portfolio- Service Shares (DVMCSS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc.- Initial Shares (DSIF)

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.- Initial Shares (DSRG)

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.- Service Shares (DSRGS)

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Opportunistic Small Cap Portfolio - Initial Shares (DSC)

Opportunistic Small Cap Portfolio - Service Shares (DVDLS)*

International Value Portfolio - Initial Shares (DVIV)

EATON VANCE FUNDS

Floating- Rate Income Fund (ETVFR)

FEDERATED INVESTORS

Managed Tail Risk Fund II - Service Shares (FCA2S)

High Income Bond Fund II - Service Shares (FHIBS)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

FIDELITY INVESTMENTS

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

VIP Balanced Portfolio - Service Class 2 (FB2)

VIP Contrafund(R) Portfolio - Service Class (FCS)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity - Income Portfolio - Service Class (FEIS)

VIP Equity - Income Portfolio - Service Class 2 (FEI2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Growth & Income Portfolio - Service Class 2 (FGI2)

VIP Growth Opportunities Portfolio - Service Class (FGOS)

VIP Growth Portfolio - Service Class (FGS)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP High Income Portfolio - Service Class (FHIS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Overseas Portfolio - Service Class (FOS)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Value Strategies Portfolio - Service Class (FVSS)

VIP Real Estate Portfolio - Service Class 2 (FRESS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 2 (FTVRD2)

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 1 (TIF)*

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

INVESCO INVESTMENTS

VI American Franchise Fund - Series II Shares (ACEG2)

VI Comstock Fund - Series II Shares (ACC2)

VI American Franchise Fund - Series I Shares (ACEG)

Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

VI Core Equity Fund - Series I Shares (AVGI)

VI Core Equity Fund - Series II Shares (AVCE2)

VI Equity and Income Fund - Series I Shares (IVKEI1)

VI Global Health Care Fund - Series I Shares (IVHS)

VI Global Real Estate Fund - Series I Shares (IVRE)

VI International Growth Fund - Series I Shares (AVIE)*

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LORD ABBETT FUNDS

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series - Service Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

The Universal Institutional Funds, Inc. - Global Strategist Portfolio - Class I (MSVIM)*

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT International Equity Fund - Class I (GIG)

NVIT International Equity Fund - Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)

NVIT Small Cap Index Fund - Class II (NVSIX2)

NVIT S&P 500 Index Fund - Class II (GVEX2)

NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

OPPENHEIMER FUNDS

International Growth Fund/VA- Service Shares (OVIGS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA - Non-service Shares (OVSB)

Global Strategic Income Fund/VA - Service Shares (OVSBS)

PIMCO FUNDS

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

Total Return Portfolio - Advisor Class (PMVTRD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

PUTNAM INVESTMENTS

VT Equity Income Fund: Class IB (PVEIB)

VT International Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

Series N (Managed Asset Allocation Series) (SBLN)

Series O (All Cap Value Series) (SBLO)

Series P (High Yield Series) (SBLP)

Series Q (Small Cap Value Series) (SBLQ)

Series V (Mid Cap Value Series) (SBLV)

Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VICTORY FUNDS

Diversified Stock Fund Class A Shares (VYDS)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Bond (WRGBP)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP)

WELLS FARGO FUNDS

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

VT Omega Growth - Class 1 (EVOM)*

*	At December 31, 2017, contract owners were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Living credit adjustments may result in additional shares of mutual funds purchased or sold during the period. This activity may result in a net positive redemption amount in the Statements of Changes in Contract Owners’ Equity.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.60% to 3.95%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.95% - 1.75% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $35 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
CDSC Waiver Options	0.05% - 0.15%
One-Year Enhanced Death Benefit Option	0.15%
One-Year Step Up Death Benefit Option	0.05% - 0.10%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.15% - 0.20%
5% Enhanced Death Benefit Option	0.05% - 0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Beneficiary Protector Option	0.40%
Extra Value Option (EV)	0.45%
Capital Preservation Plus Option	0.50%
Spousal Protection Annuity Option	0.10%
America’s Income Annuity Income Foundation Rider	1.00%

The following table provides variables account charges by asset fee rates for the period ended December 31, 2017.

	Total	HVSIT	ALVGIB	ALVPGB	ALVDAB	ALVSVB	ACVIG	ACVIG2

0.95%	$14,863,160	$1,081	$-	$-	$690	$9,604	$178,597	$-
1.00%	5,067,310	253	-	-	23	4,081	57,887	-
1.05%	998,926	-	-	-	366	425	12,970	-
1.10%	8,342,951	-	-	-	420	3,611	87,347	-
1.15%	3,944,277	-	-	-	562	3,224	33,370	-
1.20%	9,464,121	139	-	-	1,818	14,386	109,301	-
1.25%	1,628,715	-	162	-	-	722	15,417	-
1.30%	1,446,135	-	-	-	-	848	21,553	-
1.35%	2,020,745	-	-	-	2,150	3,888	17,672	-
1.40%	1,966,289	102	-	-	-	1,982	18,435	-
1.45%	306,349	96	-	-	-	-	2,019	-
1.50%	690,186	117	2,678	3,024	-	5,798	8,734	1,849
1.55%	515,856	-	-	-	-	50	7,984	-
1.60%	785,419	-	292	1,358	-	1,456	6,839	298
1.65%	760,139	-	4,627	3,500	-	2,981	12,490	458
1.70%	91,909	-	-	-	-	46	910	-
1.75%	423,812	11	248	76	-	1,316	4,111	1,297
1.80%	274,967	-	198	246	-	824	7,161	436
1.85%	107,703	-	-	-	-	99	1,737	-
1.90%	53,593	-	-	534	-	72	-	738
1.95%	228,417	-	3,815	3,970	-	5,486	3,969	1,040
2.00%	46,821	-	-	-	-	38	189	-
2.05%	184,194	-	518	1,194	-	1,060	2,493	582
2.10%	128,191	-	1,806	587	-	802	437	2,057
2.15%	45,386	-	-	-	-	759	62	-
2.20%	172,288	-	1,325	1,053	-	2,567	221	151
2.25%	522,075	-	-	-	-	13,120	18	-
2.35%	18,631	-	-	-	-	-	-	977
2.45%	14,954	-	-	-	-	-	-	209
2.50%	11,120	-	-	-	-	-	-	-
2.60%	59,735	-	568	183	-	1,006	-	907

Totals	$55,184,374	$1,799	$16,237	$15,725	$6,029	$80,251	$611,923	$10,999

	ACVIP2	ACVI	ACVMV1	ACVMV2	ACVU1	ACVV	BRVHY3	BRVTR3

0.95%	$96,244	$974	$69,484	$-	$-	$2,260	$3,735	$4,479
1.00%	20,778	72	14,163	-	-	-	680	887
1.05%	4,660	-	1,797	-	-	-	464	63
1.10%	18,054	8,529	24,213	-	-	13,149	2,600	1,973
1.15%	17,031	5,671	9,491	-	-	5,900	585	444
1.20%	58,522	215	56,498	-	-	574	5,112	4,661
1.25%	13,593	120	1,786	4,355	-	213	434	595
1.30%	5,987	121	8,204	-	-	946	205	143
1.35%	20,412	-	13,552	-	-	-	1,238	331
1.40%	5,610	-	7,692	-	-	-	342	192
1.45%	835	-	194	-	-	-	438	-
1.50%	3,195	-	636	-	-	-	-	-
1.55%	5,791	-	3,836	-	-	-	288	-
1.60%	4,178	-	15	-	-	-	-	-
1.65%	1,775	-	1,112	-	-	-	-	46
1.70%	21	-	-	-	-	-	-	-
1.75%	1,621	393	290	-	441	-	-	-
1.80%	2,220	-	-	-	-	-	221	-
1.85%	1,913	-	45	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-

1.95%	757	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	27	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	1,652	-	-	-	-	-	-	-
2.20%	1,450	-	931	-	-	-	-	-
2.25%	11,253	-	-	8,028	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	232	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	286	-	-	-	-	-	-	-

Totals	$298,070	$16,095	$213,966	$12,383	$441	$23,042	$16,342	$13,814

	BRVED3	MLVGA3	CLVHY2	DWVSVS	DVMCSS	DVSCS	DSIF	DSRG

0.95%	$6,394	$78,382	$248	$12,734	$8,635	$68,969	$963,105	$115,851
1.00%	1,205	23,420	63	2,839	1,597	24,669	462,117	51,451
1.05%	614	5,288	-	5	43	1,466	82,128	11,774
1.10%	2,471	29,601	286	3,449	1,077	32,983	406,814	89,231
1.15%	1,002	22,164	47	1,086	1,427	19,799	204,187	26,170
1.20%	10,736	114,376	19	12,826	1,818	50,360	709,159	64,279
1.25%	145	9,960	-	662	342	12,225	101,682	8,474
1.30%	3,018	14,248	-	4,107	335	6,648	92,796	6,824
1.35%	741	21,486	-	3,402	175	23,300	110,038	11,004
1.40%	2,054	16,976	-	5,636	-	12,963	91,826	9,480
1.45%	1,340	3,479	-	100	-	4,786	12,561	1,191
1.50%	-	3,267	-	-	53	117	19,873	5,621
1.55%	-	2,010	-	2,785	1,230	1,340	13,772	1,787
1.60%	-	3,149	-	-	-	3,189	35,596	845
1.65%	-	3,559	-	7	692	3,902	27,760	1,992
1.70%	-	454	-	-	326	869	11,481	144
1.75%	-	3,199	-	6	-	2,658	14,494	1,713
1.80%	-	81	-	51	41	457	4,949	67
1.85%	-	197	-	-	630	1,067	3,274	144
1.90%	-	7,453	-	-	-	-	342	270
1.95%	-	770	-	-	2,150	6	3,693	-
2.00%	-	-	-	-	-	-	194	-
2.05%	-	34	-	-	-	1,006	623	194
2.10%	-	-	-	-	216	-	439	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	537	-	-	16	1,366	6,448	-
2.25%	-	-	-	-	-	48	17,738	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$29,720	$364,090	$663	$49,695	$20,803	$274,193	$3,397,089	$408,506

	DSRGS	DCAP	DCAPS	DSC	DVIV	ETVFR	FCA2S	FHIBS

0.95%	$-	$157,187	$-	$48	$-	$15,091	$-	$-
1.00%	-	71,084	-	-	-	10,643	-	-
1.05%	-	15,916	-	-	-	102	-	-
1.10%	-	68,477	-	138	8	38,180	-	-
1.15%	-	29,061	-	-	12	1,392	-	-
1.20%	-	108,116	-	-	-	15,133	-	-
1.25%	-	13,924	-	-	-	2,556	-	-
1.30%	-	14,279	-	-	-	4,676	-	-
1.35%	-	18,486	-	-	-	22,318	-	-
1.40%	-	14,318	-	30	-	1,060	-	-
1.45%	-	1,510	-	-	-	407	-	-
1.50%	516	3,261	1,857	-	-	385	372	3,358

1.55%	-	2,068	-	-	-	177	-	-
1.60%	39	3,334	254	-	-	-	458	1,441
1.65%	68	5,139	2,307	-	-	1,445	-	2,558
1.70%	-	1,224	-	-	-	-	-	-
1.75%	-	3,016	621	-	-	-	-	635
1.80%	-	1,984	24	-	-	-	58	471
1.85%	-	86	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	762	-	-	-	361	3,844
2.00%	-	281	-	-	-	-	-	259
2.05%	-	513	3,311	-	-	-	229	5,102
2.10%	624	-	1,977	-	-	-	70	1,653
2.15%	-	-	-	-	-	-	134	-
2.20%	-	169	797	-	-	-	893	713
2.25%	-	2,076	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	1,036	-	-	-	-	325
2.50%	-	-	202	-	-	-	-	-
2.60%	4	-	1,822	-	-	-	107	917

Totals	$1,251	$535,509	$14,970	$216	$20	$113,565	$2,682	$21,276

	FQB	FQBS	FVSS2	FB2	FCS	FNRS2	FEIS	FEI2

0.95%	$180,946	$-	$-	$7,167	$10,244	$26,861	$562,906	$-
1.00%	48,917	-	-	3,652	976	11,407	267,574	-
1.05%	10,702	-	-	336	-	2,446	52,617	-
1.10%	87,117	-	-	2,113	90,204	15,584	243,023	-
1.15%	42,371	-	-	781	39,287	6,765	105,568	-
1.20%	139,894	-	-	1,756	3,246	26,625	381,459	-
1.25%	21,908	-	-	-	1,675	2,766	58,276	-
1.30%	29,181	-	-	-	2,729	4,469	47,668	-
1.35%	28,396	-	-	1,380	-	9,535	89,178	-
1.40%	38,016	-	-	-	-	4,523	82,969	-
1.45%	4,333	-	-	-	-	753	7,366	-
1.50%	5,346	6,870	241	-	-	331	18,783	14,935
1.55%	6,222	-	-	-	-	2,620	12,433	-
1.60%	18,889	1,686	-	-	-	248	27,193	3,686
1.65%	11,653	5,161	939	-	-	803	24,697	11,602
1.70%	1,521	-	-	-	-	-	4,018	-
1.75%	11,300	1,039	582	-	-	90	16,842	1,810
1.80%	4,688	350	15	-	-	864	7,689	4,689
1.85%	1,785	-	-	-	-	490	3,673	-
1.90%	-	979	-	-	-	78	526	2,924
1.95%	30	7,086	972	-	-	406	42	6,277
2.00%	396	-	82	-	-	-	459	142
2.05%	925	9,743	1,594	-	-	35	1,838	3,232
2.10%	-	1,161	84	-	-	-	-	3,485
2.15%	-	4,095	-	-	-	-	12	-
2.20%	103	1,822	369	-	-	-	1,360	5,365
2.25%	1,186	-	-	-	-	-	16,635	-
2.35%	-	-	-	-	-	-	-	290
2.45%	-	-	-	-	-	-	-	686
2.50%	-	-	-	-	-	-	-	-
2.60%	-	958	839	-	-	-	-	6,126

Totals	$695,825	$40,950	$5,717	$17,185	$148,361	$117,699	$2,034,804	$65,249

	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGI2	FGOS

0.95%	$29,476	$-	$36,649	$-	$21,040	$-	$1,712	$312
1.00%	7,019	-	18,091	-	10,527	-	890	-
1.05%	1,040	-	5,167	-	2,186	-	116	-
1.10%	8,316	-	17,020	-	13,213	-	1,286	9,265

1.15%	12,210	-	6,133	-	1,805	-	208	1,571
1.20%	6,807	-	33,008	-	13,633	-	583	15
1.25%	-	135	695	575	7,226	2,203	121	-
1.30%	14,057	-	3,773	-	6,909	-	70	86
1.35%	1,139	-	3,421	-	1,631	-	926	-
1.40%	3,102	-	5,153	-	1,238	-	95	-
1.45%	-	-	1,523	-	1,339	-	-	-
1.50%	-	-	2,549	-	901	-	-	-
1.55%	-	-	2,021	-	476	-	109	-
1.60%	391	-	-	-	-	-	-	-
1.65%	5,150	-	394	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	2,032	-	-	-	-	-	-	-
1.80%	-	-	-	-	19	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	33	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	409	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	7	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	618	-	1,716	-	1,928	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$90,772	$753	$135,597	$2,291	$82,552	$4,131	$6,123	$11,249

	FGS	FG2	FHIS	FIGBS	FMCS	FMC2	FOS	FO2

0.95%	$546,219	$-	$165,608	$118,473	$75,665	$-	$100,477	$-
1.00%	282,577	-	65,239	28,688	28,673	-	34,520	-
1.05%	51,576	-	17,377	6,982	4,368	-	10,327	-
1.10%	206,737	-	51,786	25,351	35,822	-	29,218	-
1.15%	88,403	-	18,417	17,310	14,873	-	14,316	-
1.20%	340,001	-	281,856	80,373	67,515	-	63,012	-
1.25%	52,159	-	10,343	13,032	2,924	5,566	10,009	-
1.30%	35,484	-	24,949	21,033	12,474	-	8,257	-
1.35%	53,063	-	26,464	10,786	12,189	-	9,240	-
1.40%	44,859	-	15,267	12,667	12,099	-	16,236	-
1.45%	6,531	-	2,215	495	1,146	-	1,828	-
1.50%	12,829	8,360	4,243	1,988	2,379	12,495	2,961	3,805
1.55%	6,752	-	1,445	6,052	728	-	2,576	-
1.60%	12,923	2,390	3,317	3,694	2,749	1,126	1,203	1,069
1.65%	15,992	5,254	5,024	1,329	2,365	6,781	2,854	4,225
1.70%	2,868	-	863	2,223	-	-	117	-
1.75%	9,039	3,860	2,123	3,877	213	3,255	2,846	769
1.80%	6,246	1,821	1,421	3,033	64	1,194	1,528	332
1.85%	2,107	-	300	1,354	326	-	584	-
1.90%	759	1,044	-	-	142	123	-	466
1.95%	-	2,557	12	2,912	437	6,818	28	6,683
2.00%	205	1,180	13	-	-	4,701	-	1,360
2.05%	3,255	4,521	-	-	-	5,692	643	376
2.10%	-	2,584	-	431	-	10,362	-	1,431
2.15%	86	-	-	-	88	-	-	-
2.20%	567	3,155	483	202	177	2,378	1,309	1,929
2.25%	3,892	-	-	15,834	25	16,156	-	-
2.35%	-	-	-	-	-	45	-	-
2.45%	-	1,426	-	-	-	1,919	-	74
2.50%	-	239	-	-	-	493	-	-

2.60%	-	1,762	-	-	-	1,660	-	535

Totals	$1,785,129	$40,153	$698,765	$378,119	$277,441	$80,764	$314,089	$23,054

	FVSS	FRESS2	FTVIS2	FTVRD2	FTVSV2	FTVDM2	TIF2	FTVGI2

0.95%	$27,545	$597	$90,525	$-	$25,034	$13,443	$19,511	$89,024
1.00%	5,887	10	47,366	-	12,570	6,776	6,685	25,867
1.05%	2,042	9	8,889	-	1,675	1,348	680	4,058
1.10%	14,055	-	56,880	-	14,601	4,389	3,719	23,775
1.15%	7,084	5	22,949	-	8,065	2,909	2,229	13,543
1.20%	15,877	135	146,867	-	23,720	13,063	8,382	61,565
1.25%	3,557	-	11,149	6,607	8,913	2,390	2,819	4,036
1.30%	3,379	58	37,666	-	1,555	774	820	11,410
1.35%	4,348	-	35,212	-	3,804	9,502	1,877	9,398
1.40%	5,337	4	23,688	-	2,203	1,899	4,252	6,807
1.45%	68	-	2,685	-	848	902	-	536
1.50%	105	-	2,318	-	562	112	518	507
1.55%	71	-	202	-	659	329	21	51
1.60%	3,175	-	3,450	-	465	2,503	810	2,064
1.65%	1,507	-	7,558	-	3,384	576	136	1,889
1.70%	137	-	2	-	141	-	-	438
1.75%	1,282	-	23	-	906	92	1	1,529
1.80%	20	-	1,140	-	49	29	-	2,309
1.85%	104	-	1,011	-	224	106	99	1,295
1.90%	-	-	-	-	-	78	-	-
1.95%	-	-	680	-	-	25	415	1,119
2.00%	-	-	1,435	-	-	-	-	-
2.05%	463	-	57	-	-	289	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	714	-	-	-	-	391
2.25%	454	-	5,783	2,690	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$96,497	$818	$508,249	$9,297	$109,378	$61,534	$52,974	$261,611

	FTVFA2	ACEG2	ACC2	ACEG	AVGI	AVCE2	IVKEI1	IVHS

0.95%	$17,347	$1,677	$-	$31	$-	$-	$1,079	$47
1.00%	1,980	1,714	-	-	-	-	-	-
1.05%	6,405	1,284	-	-	-	-	-	-
1.10%	3,032	1,024	-	106	15	-	-	2,651
1.15%	2,754	293	-	-	-	-	907	765
1.20%	16,329	2,882	-	-	-	-	-	30
1.25%	1,905	66	-	63	-	-	198	-
1.30%	3,648	99	-	157	-	-	145	-
1.35%	3,028	88	-	-	-	-	-	-
1.40%	2,548	8	-	-	-	-	1,318	-
1.45%	-	-	-	-	-	-	-	-
1.50%	-	6,594	14,933	-	-	1,537	-	-
1.55%	18	-	-	-	24	-	21	-
1.60%	8,270	166	2,329	-	-	-	-	-
1.65%	-	1,931	7,372	-	-	444	-	-
1.70%	-	-	-	-	-	-	616	-
1.75%	-	2,113	4,942	-	-	223	-	-
1.80%	133	231	1,498	-	-	23	-	-
1.85%	99	-	-	-	-	-	-	-
1.90%	-	140	84	-	-	912	-	-
1.95%	389	5,589	10,721	-	-	1,570	-	-
2.00%	-	1,423	2,175	-	-	-	-	-

2.05%	35	1,921	2,666	-	-	2,062	-	-
2.10%	-	1,023	3,525	-	-	946	-	-
2.15%	-	3,887	4,456	-	-	-	-	-
2.20%	-	2,751	2,903	-	-	415	-	-
2.25%	-	1	-	-	-	-	-	-
2.35%	-	283	67	-	-	-	-	-
2.45%	-	-	-	-	-	984	-	-
2.50%	-	-	129	-	-	192	-	-
2.60%	-	520	2,928	-	-	-	-	-

Totals	$67,920	$37,708	$60,728	$357	$39	$9,308	$4,284	$3,493

	IVRE	IVMCC2	IVKMG2	JPMMV1	JABS	JAFBS	JACAS	JAGTS

0.95%	$41	$500	$3,082	$57,435	$-	$9,002	$230,924	$98,372
1.00%	-	-	368	29,028	-	1,295	137,888	58,169
1.05%	-	-	-	3,337	-	490	19,008	10,092
1.10%	1,183	3,111	1,283	17,889	-	566	103,996	32,299
1.15%	1,274	950	58	11,456	-	1,987	50,305	27,295
1.20%	7	237	2,280	55,209	-	2,860	205,185	76,576
1.25%	-	-	1,093	4,985	963	-	28,983	17,081
1.30%	7	-	1	13,276	-	2,413	46,817	11,641
1.35%	-	177	25	8,909	-	971	33,292	18,608
1.40%	-	-	686	5,763	-	189	35,002	13,385
1.45%	-	-	-	618	-	-	4,510	1,812
1.50%	-	-	1,216	1,304	-	-	13,849	1,474
1.55%	-	-	-	52	-	-	8,978	1,673
1.60%	-	-	-	1,895	-	46	9,921	1,991
1.65%	-	-	375	4,169	-	519	15,696	2,455
1.70%	-	31	-	132	-	-	1,286	111
1.75%	-	12	39	1,675	-	-	3,510	1,216
1.80%	-	-	218	1,929	-	-	4,385	1,039
1.85%	-	-	-	84	-	-	523	986
1.90%	-	-	-	-	-	-	395	419
1.95%	-	-	519	-	-	-	2,015	1,843
2.00%	-	-	-	-	-	-	140	-
2.05%	-	-	1,616	506	-	-	955	416
2.10%	-	-	226	-	-	-	-	228
2.15%	-	-	-	-	-	-	111	-
2.20%	-	-	575	465	-	-	248	300
2.25%	-	-	221	-	-	-	8,853	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$2,512	$5,018	$13,881	$220,116	$963	$20,338	$966,775	$379,481

	JAIGS	LZREMS	LOVTRC	M2IGSS	MMCGSC	MNDSC	MVFSC	MVIVSC

0.95%	$123,456	$23,173	$1,350	$-	$-	$4,245	$138,427	$80,695
1.00%	62,989	772	811	-	-	662	39,230	21,094
1.05%	13,590	256	-	-	-	194	7,103	3,193
1.10%	66,466	2,089	271	-	-	1,767	51,249	18,029
1.15%	29,422	1,699	353	-	-	1,334	24,693	12,540
1.20%	122,009	6,675	932	-	-	2,462	74,191	33,439
1.25%	17,780	163	-	2,245	-	62	9,037	2,247
1.30%	14,482	403	87	-	-	-	19,814	12,205
1.35%	17,786	2,808	110	-	-	37	15,467	10,384
1.40%	15,150	2,072	216	-	-	538	15,053	4,221
1.45%	4,449	1,009	-	-	-	159	2,458	580
1.50%	5,711	-	-	-	1,887	795	5,310	3,330
1.55%	2,504	2,451	-	-	-	6	469	1,240
1.60%	2,657	189	-	-	574	1,009	2,590	2,590

1.65%	5,422	13	-	-	1,694	319	7,932	3,914
1.70%	253	-	-	-	-	41	722	507
1.75%	3,759	-	-	-	274	5	8,723	3,026
1.80%	2,476	-	479	-	-	86	3,976	974
1.85%	597	-	-	-	-	-	155	1,198
1.90%	126	-	-	-	863	-	-	741
1.95%	439	-	-	-	3,067	1,416	2,695	7,124
2.00%	-	-	-	-	-	-	3,118	812
2.05%	415	-	-	-	2,025	1,539	6,290	1,423
2.10%	-	-	-	-	2,045	752	2,624	1,617
2.15%	-	-	-	-	-	-	5,378	98
2.20%	662	-	-	-	730	1,073	4,248	3,136
2.25%	-	-	-	44	-	-	6,649	69
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	103	210	203
2.50%	-	-	-	-	-	-	494	-
2.60%	-	-	-	-	644	-	179	833

Totals	$512,600	$43,772	$4,609	$2,289	$13,803	$18,604	$458,484	$231,462

	MSGI2	MSVFI	MSVF2	MSEM	MSVMG	MSVRE	NAMGI2	NAMAA2

0.95%	$2,045	$17,281	$-	$17,157	$-	$-	$562	$1,848
1.00%	1,203	2,559	-	7,533	-	-	602	716
1.05%	362	332	-	334	-	-	-	-
1.10%	1,007	2,989	-	6,305	-	-	577	745
1.15%	135	3,641	-	2,397	-	-	-	216
1.20%	3,015	8,935	-	11,076	-	341	604	1,578
1.25%	249	2,101	193	1,562	-	81	-	-
1.30%	272	1,514	-	1,106	-	-	-	346
1.35%	2,762	1,306	-	534	-	-	-	7
1.40%	1,611	2,289	-	1,844	-	-	143	157
1.45%	-	-	-	-	-	-	-	430
1.50%	-	308	379	161	-	38	-	-
1.55%	-	6,035	-	601	-	-	-	-
1.60%	-	300	74	8,236	46	12,607	-	-
1.65%	-	400	642	1,342	-	-	-	-
1.70%	-	1,881	-	26	-	-	-	-
1.75%	-	-	63	555	826	3,426	-	-
1.80%	-	-	-	37	-	-	-	-
1.85%	131	2,103	-	55	-	-	-	-
1.90%	-	-	-	12	-	-	-	-
1.95%	-	5,495	7,996	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	649	-	-	-	-	-	-
2.15%	-	-	-	5	-	-	-	-
2.20%	-	25	417	-	-	-	-	-
2.25%	-	-	1,633	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	692	-	-	-	-	-

Totals	$12,792	$60,143	$12,089	$60,878	$872	$16,493	$2,488	$6,043

	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF

0.95%	$355,213	$-	$117,039	$33,682	$57,063	$84,840	$55,348	$111,597
1.00%	118,016	-	69,067	7,855	19,011	34,982	28,185	42,164
1.05%	20,100	-	18,145	3,467	7,166	8,987	7,268	10,673
1.10%	177,320	-	64,738	7,470	27,964	36,739	23,957	56,777
1.15%	93,856	-	40,341	8,114	20,693	29,111	21,508	21,150
1.20%	280,616	-	151,343	46,804	70,796	94,194	79,680	61,930

1.25%	47,878	-	23,244	3,817	9,736	13,559	6,094	15,842
1.30%	46,941	-	43,554	4,661	22,462	21,046	8,865	24,494
1.35%	61,582	-	32,529	7,365	12,239	17,370	5,755	17,634
1.40%	66,091	-	30,699	2,723	14,588	21,682	7,732	13,620
1.45%	3,082	-	6,554	-	1,144	2,300	578	3,235
1.50%	12,206	6,554	6,770	893	832	4,196	3,044	1,985
1.55%	8,973	-	3,766	41	954	1,109	1,248	3,907
1.60%	22,441	451	863	-	260	611	527	7,462
1.65%	15,259	2,739	16,492	-	3,802	2,841	546	3,540
1.70%	3,558	-	1	245	44	399	-	772
1.75%	6,499	1,330	26	349	1	-	-	2,703
1.80%	4,756	3,888	5,652	130	1,891	210	46	2,754
1.85%	3,730	-	1,137	52	114	386	-	825
1.90%	723	2,665	-	-	-	-	-	-
1.95%	1,897	4,429	51	-	43	390	-	1,853
2.00%	1,339	809	1,433	-	-	-	-	-
2.05%	4,402	3,581	586	-	-	1,850	-	1
2.10%	213	1,104	-	-	-	-	-	215
2.15%	15	1,985	-	-	-	-	-	-
2.20%	2,929	3,401	6,756	-	-	-	20	140
2.25%	5,552	-	32,986	4,136	-	14,697	15,148	-
2.35%	-	2,760	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	238	-	-	-	-	-	-
2.60%	-	91	-	-	-	-	-	-

Totals	$1,365,187	$36,025	$673,772	$131,804	$270,803	$391,499	$265,549	$405,273

	GEM	GEM2	GIG	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVCRA2

0.95%	$44,283	$-	$59,663	$-	$213,620	$317	$14,107	$16,343
1.00%	12,866	-	25,306	-	93,689	215	1,493	2,734
1.05%	2,830	-	4,472	-	26,666	41	246	3
1.10%	24,528	-	26,443	-	92,189	20	5,772	8,074
1.15%	17,162	-	9,537	-	34,348	130	2,876	843
1.20%	44,049	-	48,837	-	84,949	526	7,108	5,403
1.25%	5,204	-	4,947	713	13,779	-	2,171	-
1.30%	3,133	-	6,708	-	24,606	67	111	1,832
1.35%	6,114	-	8,185	-	26,522	159	3,001	826
1.40%	6,071	-	4,437	-	16,885	286	835	276
1.45%	482	-	898	-	1,634	-	89	-
1.50%	1,362	853	1,283	-	4,979	-	549	-
1.55%	1,940	-	1,986	-	5,910	32	83	-
1.60%	2,816	683	2,733	-	6,898	-	18	-
1.65%	1,318	622	1,369	-	4,497	-	882	859
1.70%	103	-	135	-	3,030	-	161	-
1.75%	2,403	134	598	-	247	-	259	875
1.80%	226	-	880	-	1,236	26	-	-
1.85%	303	-	1,154	-	499	-	-	-
1.90%	-	-	-	-	2,377	-	-	-
1.95%	645	1,552	1,822	-	-	17	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	112	914	914	-	1,716	-	-	-
2.10%	-	319	220	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	1,155	614	-	124	-	-	-
2.25%	-	-	-	-	615	-	1,043	23
2.35%	-	-	-	-	-	-	-	-
2.45%	-	275	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	206	-	-	-	-	-	-

Totals	$177,950	$6,713	$213,141	$713	$661,015	$1,836	$40,804	$38,091

	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2

0.95%	$19,197	$14,474	$13,661	$23,120	$13,618	$14,449	$13,228	$-
1.00%	10,334	3,658	7,928	26,637	7,564	8,098	4,487	-
1.05%	2,946	993	775	771	-	412	1,820	-
1.10%	12,354	7,582	5,163	30,218	13,654	4,278	6,636	-
1.15%	3,589	779	1,351	13,013	2,847	5,901	4,025	-
1.20%	25,199	10,841	13,184	36,182	8,755	12,864	14,764	-
1.25%	6,549	4,868	6,746	11,039	7,948	1,312	897	-
1.30%	1,099	7,451	4,803	4,347	1,285	4,115	2,573	-
1.35%	3,802	4,678	3,499	14,679	2,871	3,793	7,385	-
1.40%	5,008	842	1,902	3,034	-	3,483	347	-
1.45%	531	-	105	1,444	-	-	-	-
1.50%	327	-	9,857	-	-	-	105	1,667
1.55%	1,196	132	3,508	550	-	-	166	-
1.60%	300	-	1,945	-	-	-	2,616	214
1.65%	1,578	145	1,376	2,008	-	118	1,205	146
1.70%	-	-	-	-	-	-	1	-
1.75%	-	-	-	-	-	-	1,870	338
1.80%	-	-	-	1,802	-	-	19	99
1.85%	-	-	-	-	-	67	-	-
1.90%	347	-	-	-	1,368	-	-	-
1.95%	-	-	-	-	-	-	-	1,193
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	6,389
2.10%	-	-	-	-	-	-	-	261
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	803
2.25%	3,628	3,271	3,133	23,094	25,313	1,022	2,152	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	521
2.50%	-	-	-	-	-	-	-	172
2.60%	-	-	-	-	-	-	-	-

Totals	$97,984	$59,714	$78,936	$191,938	$85,223	$59,912	$64,296	$11,803

	NVLCP2	TRF	TRF2	GBF	GBF2	GVIX8	GVIDA	NVDBL2

0.95%	$13,922	$429,889	$-	$311,825	$-	$16,535	$75,482	$23,784
1.00%	2,437	220,124	-	120,973	-	4,397	9,712	10,754
1.05%	957	34,708	-	23,619	-	834	5,811	6,376
1.10%	986	121,942	-	130,193	-	4,187	62,908	10,004
1.15%	2,503	38,788	-	55,529	-	2,755	30,675	8,938
1.20%	11,678	110,755	-	175,455	-	13,161	67,312	18,647
1.25%	961	22,876	-	24,765	-	1,779	41,223	974
1.30%	7,278	18,903	-	34,454	-	1,002	3,101	2,542
1.35%	848	17,710	-	44,164	-	230	20,003	2,320
1.40%	168	19,898	-	47,051	-	976	13,564	2,568
1.45%	-	3,807	-	3,123	-	-	374	86
1.50%	585	8,368	666	7,915	6,203	27	12,051	34
1.55%	-	1,263	-	8,038	-	72	5,615	1,496
1.60%	1,615	7,043	189	20,669	891	4,666	6,388	338
1.65%	21	5,090	457	11,987	4,562	87	6,200	135
1.70%	-	995	-	1,872	-	-	266	64
1.75%	-	922	549	7,408	2,457	-	2,611	4,166
1.80%	-	1,509	357	3,319	484	15	5,003	24
1.85%	-	688	-	1,000	-	46	3,148	-
1.90%	-	79	-	90	308	-	-	-
1.95%	-	75	460	-	5,271	-	4,146	-
2.00%	-	-	-	316	-	-	-	-
2.05%	-	132	530	1,396	3,364	-	7,290	-

2.10%	-	786	1,213	-	1,958	-	3,438	-
2.15%	-	-	957	5	-	-	1,315	-
2.20%	-	493	363	1,088	3,098	-	3,295	-
2.25%	1,541	9,815	-	10,901	-	-	2,931	2,646
2.35%	-	-	-	-	153	-	-	-
2.45%	-	-	-	-	581	-	-	-
2.50%	-	-	436	-	109	-	-	-
2.60%	-	-	155	-	1,080	-	11,086	-

Totals	$45,500	$1,076,658	$6,332	$1,047,155	$30,519	$50,769	$404,948	$95,896

	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1

0.95%	$2,517	$62,102	$350,216	$151,682	$90,724	$248,365	$480,068	$121,310
1.00%	1,231	15,846	97,012	27,431	22,079	108,164	145,932	57,355
1.05%	1,004	3,369	34,361	7,730	4,230	15,125	43,783	8,415
1.10%	2,556	45,659	281,592	193,068	70,863	146,970	125,600	31,671
1.15%	188	25,034	156,655	88,116	26,277	70,699	59,630	15,002
1.20%	3,076	57,636	251,681	152,302	92,274	197,681	494,871	85,166
1.25%	446	7,224	116,030	65,658	36,951	28,058	36,808	14,634
1.30%	712	5,094	38,472	5,854	5,992	53,854	39,386	16,796
1.35%	1,411	19,738	64,488	53,429	23,661	51,677	69,246	13,681
1.40%	658	14,849	110,752	47,930	28,326	34,211	51,300	15,284
1.45%	275	5,547	13,911	2,957	540	7,545	2,199	1,747
1.50%	426	5,792	28,969	19,329	21,092	7,122	26,611	8,671
1.55%	-	6,602	22,823	40,708	3,109	5,675	4,215	935
1.60%	-	10,164	63,175	20,646	11,922	13,348	7,838	1,458
1.65%	173	13,171	47,743	26,753	21,494	9,623	27,707	3,203
1.70%	-	36	6,427	3,423	1,059	1,951	1,015	466
1.75%	25	7,121	58,445	13,792	14,546	9,384	10,829	277
1.80%	-	1,453	27,525	7,615	8,601	2,475	5,436	2,192
1.85%	285	5,287	6,090	7,188	1,581	1,234	2,802	229
1.90%	-	1	2,017	898	-	506	45	102
1.95%	-	3,560	11,056	6,425	2,300	111	956	974
2.00%	504	-	602	-	-	660	10	15
2.05%	-	1,575	11,007	5,914	3,391	2,644	1,944	57
2.10%	-	1,810	16,333	19,305	4,281	1,174	1,242	-
2.15%	-	2,092	2,969	4,717	3,209	-	471	-
2.20%	-	613	10,257	5,691	9,218	4,349	1,577	-
2.25%	1,226	2,944	63,633	41,217	8,019	1,415	6,167	-
2.35%	-	180	5,160	1,305	215	-	451	-
2.45%	-	-	1,643	2,502	-	-	-	-
2.50%	-	649	2,687	1,232	2,042	-	-	-
2.60%	-	894	1,900	1,519	2,628	-	612	-

Totals	$16,713	$326,042	$1,905,631	$1,026,336	$520,624	$1,024,020	$1,648,751	$399,640

	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2

0.95%	$12,533	$-	$45,588	$-	$17,294	$3,577	$230,008	$-
1.00%	2,020	-	18,897	-	9,946	-	104,949	-
1.05%	2,924	-	1,762	-	1,868	589	16,020	-
1.10%	7,075	-	33,990	-	12,227	472	115,780	-
1.15%	5,566	-	25,024	-	7,652	900	44,657	-
1.20%	15,652	-	45,603	-	10,848	1,561	131,891	31,781
1.25%	1,138	1,220	7,316	-	1,318	2,957	27,134	-
1.30%	7,423	-	6,170	-	3,896	142	8,178	12,758
1.35%	3,394	-	11,320	-	3,125	85	20,874	13,342
1.40%	1,246	-	5,808	-	3,072	3,296	21,925	6,758
1.45%	143	-	713	-	23	-	3,883	-
1.50%	246	541	4,150	1,054	445	2,124	8,465	770
1.55%	585	-	1,032	-	105	-	5,932	-
1.60%	1,163	1	5,898	-	6,124	868	6,844	-
1.65%	505	827	5,801	289	467	2,916	14,945	2,342

1.70%	83	-	606	-	162	-	1,329	-
1.75%	791	1,114	3,126	-	1,221	1,584	3,539	-
1.80%	1,057	-	2,417	-	1,625	492	2,245	62
1.85%	701	-	116	-	94	-	872	-
1.90%	-	-	269	-	173	1,213	997	-
1.95%	15	746	767	1,497	-	7,384	1,102	-
2.00%	44	-	-	-	-	-	74	-
2.05%	84	680	2,205	-	16	296	2,832	249
2.10%	-	151	764	581	-	964	-	969
2.15%	-	-	15	-	22	336	-	-
2.20%	499	354	2,151	1,651	-	1,689	4,448	-
2.25%	-	-	3,705	-	-	1,258	3,950	-
2.35%	-	20	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	10	1,181	54	-	4,178	-	-

Totals	$64,887	$5,664	$236,394	$5,126	$81,723	$38,881	$782,873	$69,031

	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF

0.95%	$168,550	$59,171	$-	$306,699	$-	$307,554	$-	$122,596
1.00%	35,123	23,648	-	90,918	-	121,139	-	48,134
1.05%	6,819	3,609	-	13,342	-	15,337	-	9,603
1.10%	107,730	33,579	-	132,922	-	110,685	-	29,593
1.15%	60,524	13,916	-	59,760	-	43,582	-	19,657
1.20%	154,477	51,972	-	170,249	-	169,598	-	99,530
1.25%	19,848	8,161	-	29,082	-	28,549	-	9,436
1.30%	17,580	10,781	-	23,995	-	25,963	-	16,706
1.35%	34,121	13,051	-	44,253	-	35,129	-	20,633
1.40%	45,024	11,444	-	35,223	-	43,218	-	10,462
1.45%	2,940	636	-	2,009	-	3,054	-	837
1.50%	9,371	1,382	549	7,984	2,322	9,775	3,370	9,134
1.55%	8,827	1,578	-	4,183	-	4,553	-	703
1.60%	7,209	2,773	581	24,760	873	8,773	1,073	4,150
1.65%	13,369	2,280	383	10,488	1,154	8,853	559	3,454
1.70%	2,104	358	-	1,856	-	948	-	616
1.75%	3,949	2,867	318	11,393	3,194	4,564	646	4,381
1.80%	3,058	3,804	290	3,820	289	2,572	2,383	2,305
1.85%	1,649	198	-	2,198	-	919	-	623
1.90%	430	60	274	605	523	410	1,379	701
1.95%	1,901	4	1,634	115	1,302	53	1,243	841
2.00%	-	-	41	380	-	185	488	12
2.05%	2,592	1,560	116	1,191	1,009	847	2,640	10,944
2.10%	216	-	525	-	2,369	-	1,158	942
2.15%	8	-	-	19	-	-	1,006	4
2.20%	1,035	1,164	116	2,469	1,120	177	1,974	3,551
2.25%	575	-	-	-	-	-	-	-
2.35%	-	-	-	-	115	-	-	-
2.45%	-	-	-	-	119	-	384	-
2.50%	-	-	-	-	-	-	432	-
2.60%	-	-	52	-	836	-	893	1,782

Totals	$709,029	$247,996	$4,879	$979,913	$15,225	$946,437	$19,628	$431,330

	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	NVLM2	NVLCA2

0.95%	$34,320	$1,286,730	$-	$7,446	$50,169	$244,284	$250	$1,782
1.00%	5,414	543,563	-	2,181	33,977	77,378	59	363
1.05%	865	98,752	-	450	7,468	11,260	146	1,891
1.10%	6,047	427,507	-	4,873	24,335	80,438	26	1,575
1.15%	2,879	196,100	-	3,241	32,449	46,010	-	-
1.20%	13,679	678,397	-	4,870	53,689	133,906	35	3,027
1.25%	1,230	124,099	-	1,107	9,378	16,775	30	42

1.30%	1,639	91,871	-	1,307	7,456	14,311	-	57
1.35%	2,175	142,520	-	1,015	14,302	27,546	1,836	310
1.40%	2,525	151,617	-	992	8,660	23,645	-	-
1.45%	-	22,410	-	71	855	2,270	-	-
1.50%	-	31,290	29,641	-	1,394	11,172	-	-
1.55%	96	23,626	-	40	755	4,093	-	-
1.60%	220	39,494	2,785	108	2,495	17,579	-	-
1.65%	-	35,765	24,799	362	7,441	12,195	-	-
1.70%	-	10,248	-	130	778	991	-	-
1.75%	-	22,722	6,872	76	2,579	4,145	-	-
1.80%	-	17,513	5,073	-	380	3,256	-	-
1.85%	-	3,427	-	-	357	2,334	-	-
1.90%	-	2,575	2,138	-	-	748	-	-
1.95%	-	1,489	10,211	-	-	3,774	-	-
2.00%	-	1,290	2,302	-	59	485	-	-
2.05%	-	4,603	4,032	-	855	1,415	-	-
2.10%	-	-	5,071	-	-	5,940	-	-
2.15%	-	18	200	-	-	18	-	-
2.20%	-	2,421	12,304	-	138	4,590	-	-
2.25%	3,841	49,722	-	978	1,936	56	-	-
2.35%	-	-	4,068	-	-	1,426	-	-
2.45%	-	-	988	-	-	148	-	-
2.50%	-	-	215	-	-	-	-	-
2.60%	-	-	738	-	-	1,413	-	-

Totals	$74,930	$4,009,769	$111,437	$29,247	$261,905	$753,601	$2,382	$9,047

	NCPG2	NCPGI2	IDPG2	IDPGI2	NVSIX2	GVEX2	NVMGA2	AMTB

0.95%	$5,175	$58	$1,512	$52	$6,896	$84,021	$20	$28,777
1.00%	-	49	738	-	3,438	13,251	153	8,616
1.05%	-	-	-	287	-	1,294	-	2,698
1.10%	1,486	28	710	376	2,393	30,776	31	10,518
1.15%	-	-	1,020	-	2,115	16,533	-	20,764
1.20%	191	2,846	855	4	7,024	43,364	476	56,510
1.25%	164	-	-	-	241	1,810	-	4,092
1.30%	870	-	-	-	746	3,865	-	4,277
1.35%	741	146	79	-	286	6,343	-	6,942
1.40%	-	-	-	-	1,243	4,919	89	3,456
1.45%	-	-	49	-	1,010	77	-	763
1.50%	-	-	-	-	-	698	-	2,716
1.55%	-	-	-	-	430	509	-	76
1.60%	-	-	-	-	5,941	9,161	-	553
1.65%	-	-	-	-	-	1,639	-	2,991
1.70%	-	-	-	-	-	-	-	39
1.75%	-	-	-	-	-	-	-	464
1.80%	-	-	-	-	1,184	38	-	1,649
1.85%	-	-	-	-	-	-	-	149
1.90%	-	-	-	-	-	-	-	2
1.95%	-	-	-	-	4	-	-	1,087
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	463
2.10%	-	-	-	-	-	-	-	343
2.15%	10	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	632
2.25%	3	-	-	-	-	-	-	3,298
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$8,640	$3,127	$4,963	$719	$32,951	$218,298	$769	$161,875

	AMGP	AMCG	AMMCGS	AMTP	AMSRS	OVIGS	OVGR	OVGS

0.95%	$-	$18	$2,653	$-	$27,638	$9,247	$3,200	$295,764
1.00%	-	-	276	-	13,866	713	297	71,510
1.05%	-	-	574	-	6,532	-	-	13,023
1.10%	-	-	261	-	5,366	451	21,412	153,970
1.15%	-	-	561	-	3,165	516	13,386	67,685
1.20%	-	86	1,811	-	26,498	1,836	639	247,218
1.25%	-	8	673	-	1,136	257	265	38,270
1.30%	-	-	600	-	895	637	129	31,185
1.35%	-	-	281	-	35	1,077	182	59,353
1.40%	-	-	604	-	104	359	-	56,914
1.45%	-	-	-	-	-	25	-	4,404
1.50%	-	-	811	-	71	-	-	14,895
1.55%	-	-	-	-	16	-	-	7,177
1.60%	582	1,372	81	487	1,022	-	-	35,206
1.65%	-	-	1,069	-	237	134	-	19,767
1.70%	-	-	-	-	-	-	-	2,101
1.75%	3,288	2,860	698	436	6	-	-	11,900
1.80%	-	-	-	-	51	-	-	9,193
1.85%	-	-	-	-	-	-	-	1,674
1.90%	-	-	2,220	-	1	-	-	2,114
1.95%	-	-	520	-	-	-	-	3,943
2.00%	-	-	-	-	-	-	-	5,434
2.05%	-	-	273	-	-	-	-	8,512
2.10%	-	-	-	-	-	-	-	3,238
2.15%	-	-	816	-	-	-	-	1,738
2.20%	-	-	200	-	-	-	-	6,984
2.25%	-	-	-	-	703	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	404
2.60%	-	-	54	-	-	-	-	2,727

Totals	$3,870	$4,344	$15,036	$923	$87,342	$15,252	$39,510	$1,176,303

	OVGSS	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSB	OVSBS

0.95%	$-	$279,892	$-	$30,800	$-	$158,917	$17,398	$-
1.00%	-	145,780	-	12,142	-	73,746	2,062	-
1.05%	-	22,685	-	1,593	-	13,701	61	-
1.10%	-	115,129	-	10,487	-	83,373	1,524	-
1.15%	-	53,265	-	5,768	-	36,153	1,783	-
1.20%	-	180,657	-	20,976	-	108,198	11,712	-
1.25%	-	35,087	-	1,280	2,046	27,386	866	134
1.30%	-	25,946	-	5,276	-	10,774	2,366	-
1.35%	-	44,780	-	4,685	-	17,974	2,325	-
1.40%	-	31,311	-	1,970	-	20,206	2,269	-
1.45%	-	3,328	-	1,159	-	3,472	835	-
1.50%	3,008	10,479	5,963	405	-	3,480	490	3,330
1.55%	-	7,167	-	89	-	1,113	-	-
1.60%	645	5,921	729	28	-	3,064	-	467
1.65%	1,202	12,411	8,419	1,515	-	7,173	54	12,018
1.70%	-	965	-	-	-	914	-	-
1.75%	1,176	6,529	8,260	1,732	-	2,186	1,531	2,280
1.80%	301	4,668	266	-	-	3,087	-	225
1.85%	-	594	-	1,164	-	868	-	-
1.90%	-	1,066	1,903	-	-	1,410	-	85
1.95%	3,498	96	2,225	1,704	-	91	-	4,378
2.00%	-	359	65	-	-	-	-	117
2.05%	1,096	134	114	-	-	12	30	1,353
2.10%	1,592	-	2,376	215	-	-	-	1,186
2.15%	1,543	-	97	-	-	83	4	-

2.20%	1,190	169	1,313	8	-	1,171	1,564	1,966
2.25%	-	3,917	-	-	-	25	-	213
2.35%	1,116	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	249
2.50%	-	-	249	-	-	-	-	506
2.60%	-	-	419	-	-	-	-	704

Totals	$16,367	$992,335	$32,398	$102,996	$2,046	$578,577	$46,874	$29,211

	PMVAAD	PMVFAD	PMVLAD	PMVRRA	PMVTRA	PMVTRD	PMVEBD	PMVSTA

0.95%	$20,393	$5,289	$62,988	$777	$842	$55,165	$4,322	$4,664
1.00%	3,168	2,708	16,720	22	35	8,651	1,570	190
1.05%	1,083	1,307	9,935	-	-	2,731	1	2
1.10%	5,645	1,003	20,380	4,901	8,694	16,852	1,617	2,487
1.15%	1,742	385	10,626	2,411	3,366	11,990	687	-
1.20%	16,181	6,265	101,649	267	595	25,227	2,817	2,682
1.25%	526	777	3,283	77	-	1,001	265	19
1.30%	737	628	12,050	163	134	3,603	55	-
1.35%	405	1,157	13,249	-	-	1,703	1,817	65
1.40%	1,488	284	6,829	-	-	5,111	-	-
1.45%	510	-	2,271	-	-	-	28	-
1.50%	53	12	1,702	-	-	422	-	-
1.55%	191	21	1,042	-	-	478	407	-
1.60%	194	-	5,225	-	-	2,485	-	-
1.65%	-	8	1,894	-	-	1,100	-	-
1.70%	-	-	39	-	-	-	-	-
1.75%	-	-	1,833	-	-	222	-	-
1.80%	-	-	3,200	-	-	-	-	-
1.85%	-	-	293	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	535	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	88	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	822	3,202	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$52,316	$20,666	$279,033	$8,618	$13,666	$136,741	$13,586	$10,109

	GVGMNS	PVTIGB	ROCMC	RVARS	SBLD	SBLJ	SBLN	SBLO

0.95%	$868	$331	$11	$3,410	$135	$140	$665	$484
1.00%	-	-	17	261	-	-	-	31
1.05%	-	-	-	16	-	-	-	-
1.10%	618	51	2,141	2,865	2,011	1,314	5,018	1,645
1.15%	-	-	2,328	210	879	154	493	389
1.20%	34	32	78	1,425	-	15	48	-
1.25%	-	-	28	12	-	-	87	-
1.30%	-	-	-	785	-	24	187	-
1.35%	207	-	-	679	-	-	-	-
1.40%	170	-	-	71	-	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	-	-	-	15	-	-	-	-
1.60%	-	-	-	-	-	-	-	-
1.65%	-	-	-	344	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-

1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$1,897	$414	$4,603	$10,093	$3,025	$1,647	$6,498	$2,549

	SBLP	SBLQ	SBLV	SBLX	SBLY	TRHS2	VWHAS	VWEM

0.95%	$140	$124	$820	$19	$95	$149,117	$19,194	$60,800
1.00%	-	18	36	-	-	47,981	5,468	24,875
1.05%	-	-	-	-	-	5,781	1,650	8,428
1.10%	2,146	3,950	9,033	779	878	38,042	4,609	17,355
1.15%	1,162	2,441	7,921	11	67	25,162	6,730	10,763
1.20%	-	92	400	15	-	72,287	11,218	36,579
1.25%	-	17	327	-	222	10,219	1,277	4,104
1.30%	24	24	109	-	-	11,783	180	5,365
1.35%	-	-	-	-	-	23,126	3,883	5,035
1.40%	-	-	-	-	-	12,497	3,571	3,738
1.45%	-	-	-	-	-	2,151	-	774
1.50%	-	-	-	-	-	2,027	335	1,167
1.55%	-	-	-	-	-	1,724	2,080	678
1.60%	-	-	-	-	-	4,639	1,019	760
1.65%	-	-	-	-	-	4,774	442	965
1.70%	-	-	-	-	-	461	46	109
1.75%	-	-	-	-	-	3,395	-	919
1.80%	-	-	-	-	-	1,061	11	1,405
1.85%	-	-	-	-	-	635	34	30
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	2,715	203	64
2.00%	-	-	-	-	-	235	-	-
2.05%	-	-	-	-	-	1,609	100	449
2.10%	-	-	-	-	-	938	-	-
2.15%	-	-	-	-	-	97	-	-
2.20%	-	-	-	-	-	686	81	792
2.25%	-	-	-	-	-	-	-	48
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	137	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	931	-	-

Totals	$3,472	$6,666	$18,646	$824	$1,262	$424,210	$62,131	$185,202

	VWHA	VYDS	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG

0.95%	$34,305	$2,151	$238,086	$141,889	$157,094	$299,033	$40,322	$10,246
1.00%	13,020	4,853	13,832	3,470	6,186	11,584	978	675
1.05%	3,699	433	3,548	1,123	864	873	3	17
1.10%	8,620	8,773	269,635	159,814	195,997	349,224	53,830	19,983
1.15%	3,983	658	134,821	87,338	81,548	154,787	28,992	6,279
1.20%	18,596	6,667	60,751	6,533	4,398	10,337	1,409	586
1.25%	2,633	1,683	15,343	6,041	8,392	17,756	1,888	96
1.30%	1,814	848	10,087	1,337	1,823	1,274	565	143
1.35%	4,805	380	18,366	4,598	4,177	12,967	3,248	270

1.40%	3,259	812	37,252	25,492	22,568	35,989	3,385	617
1.45%	56	-	9,380	9,270	8,679	15,225	2,217	277
1.50%	1,383	307	6,681	2,112	4,036	9,567	1,289	-
1.55%	463	698	24,247	10,814	10,563	24,435	2,352	1,770
1.60%	500	2,533	12,964	10,656	12,211	17,083	3,180	408
1.65%	298	-	7,382	2,077	2,660	3,601	319	92
1.70%	-	-	832	318	1,115	227	631	8
1.75%	33	-	2,038	1,130	1,587	481	-	-
1.80%	1,078	-	2,103	1,095	2,182	3,018	841	611
1.85%	385	-	2,078	2,261	772	2,311	99	-
1.90%	-	-	11	-	94	132	-	-
1.95%	14	-	562	1,181	358	1,250	-	-
2.00%	-	-	588	1,682	345	1,170	-	-
2.05%	42	-	62	1	4	1	4	-
2.10%	-	-	103	58	62	105	-	262
2.15%	-	-	-	84	388	-	-	-
2.20%	142	-	646	-	-	-	-	-
2.25%	-	-	2,131	134	2,100	1,226	42	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	116	-	-	-	-	-	-	-

Totals	$99,244	$30,796	$873,529	$480,508	$530,203	$973,656	$145,594	$42,340

	WRGBP	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC

0.95%	$14,662	$16,874	$323,251	$195,818	$68,133	$37,880	$14,707	$9,282
1.00%	216	267	11,195	10,722	1,225	453	877	231
1.05%	109	11	901	1,088	219	56	210	3
1.10%	13,607	26,406	402,254	253,297	98,213	39,560	22,132	9,015
1.15%	5,099	6,155	174,514	109,296	32,804	19,077	9,167	4,561
1.20%	288	1,055	13,165	17,657	3,059	1,874	574	660
1.25%	1,285	913	15,419	10,602	3,741	1,179	-	203
1.30%	206	93	2,785	1,426	59	59	-	-
1.35%	-	569	17,150	5,558	2,185	2,081	1,444	752
1.40%	973	3,326	44,175	15,487	7,804	2,476	2,933	1,166
1.45%	1,230	941	20,533	10,262	1,930	1,317	463	107
1.50%	106	512	12,101	6,204	1,608	1,432	213	100
1.55%	949	3,101	29,076	13,440	7,813	3,035	3,067	761
1.60%	332	414	16,604	14,932	4,207	921	1,131	551
1.65%	33	404	9,276	2,061	1,029	172	-	26
1.70%	75	157	1,214	581	81	59	-	9
1.75%	-	-	2,245	92	-	25	-	-
1.80%	-	498	3,266	1,947	654	359	-	-
1.85%	93	117	3,494	1,389	1,454	8	240	233
1.90%	-	-	134	11	-	-	-	-
1.95%	-	-	75	708	183	96	474	48
2.00%	-	160	676	2,518	1,323	110	-	-
2.05%	-	-	-	4	1	1	-	-
2.10%	-	34	57	-	-	-	-	-
2.15%	-	-	141	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	40	477	1,934	1,398	4,473	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$39,303	$62,484	$1,105,635	$676,498	$242,198	$112,230	$57,632	$27,708

	WRMCG	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	SVOF

0.95%	$50,630	$65,662	$22,742	$201,864	$129,290	$17,282	$92,230	$-

1.00%	1,515	547	1,312	3,791	1,816	589	575	-
1.05%	260	210	45	743	491	60	519	-
1.10%	58,202	33,028	29,550	256,514	166,033	25,412	150,302	-
1.15%	25,424	18,321	12,891	92,623	63,920	13,154	85,565	-
1.20%	4,801	252	1,164	11,016	7,392	986	4,503	326
1.25%	2,087	863	805	7,324	4,925	1,291	5,236	3
1.30%	453	-	148	99	238	176	288	-
1.35%	1,602	1,133	4,098	10,332	7,641	3,548	5,263	-
1.40%	3,182	1,968	2,935	24,917	14,987	1,756	16,003	-
1.45%	3,049	2,676	39	6,374	3,483	516	5,710	-
1.50%	1,372	978	176	5,673	3,538	436	5,088	-
1.55%	3,516	1,511	2,426	23,932	10,706	1,774	10,054	-
1.60%	3,233	1,815	749	16,734	5,521	793	10,107	514
1.65%	661	434	561	3,852	2,314	106	3,702	-
1.70%	618	-	-	193	414	227	793	-
1.75%	40	47	-	423	63	-	437	2,163
1.80%	696	5,163	205	3,829	2,590	67	1,670	-
1.85%	726	-	117	2,340	3,078	69	1,077	-
1.90%	-	16	-	-	4	-	4	-
1.95%	-	-	84	351	199	-	421	-
2.00%	311	30	-	782	615	-	651	-
2.05%	1	-	1	1	1	1	1	-
2.10%	-	-	-	119	57	-	83	-
2.15%	-	-	-	82	-	-	92	-
2.20%	-	-	-	-	-	-	-	-
2.25%	1,105	747	260	218	1,301	97	1,204	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$163,484	$135,401	$80,308	$674,126	$430,617	$68,340	$401,578	$3,006

	WFVSCG	PVGIB

0.95%	$12,060	$-
1.00%	3,112	-
1.05%	1,249	-
1.10%	7,562	-
1.15%	2,888	-
1.20%	22,489	-
1.25%	1,935	58
1.30%	799	-
1.35%	2,417	-
1.40%	1,328	-
1.45%	179	-
1.50%	33	-
1.55%	23	-
1.60%	1,524	-
1.65%	1,651	-
1.70%	42	-
1.75%	5	-
1.80%	19	-
1.85%	7	-
1.90%	145	-
1.95%	13	-
2.00%	-	-
2.05%	133	-
2.10%	-	-
2.15%	-	-
2.20%	-	-
2.25%	-	-
2.35%	-	-
2.45%	-	-
2.50%	-	-
2.60%	-	-

Totals	$59,613	$58

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $18,554,572 and $15,314,769, respectively, and total transfers from the Separate Account to the fixed account were $57,061,231 and $88,700,359, respectively. Transfers from the Separate Account to the fixed account, and transfers to the Separate Account from the fixed account are included in transfers between subaccounts (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $2,565,670 and $7,254,321 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$4,965,307,880	$-	$-	$4,965,307,880

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
VA Situs Fund (HVSIT)	$36,501	$49,782
VPS Growth and Income Portfolio - Class B (ALVGIB)	103,545	181,225
VPS Large Cap Growth Portfolio - Class B (ALVPGB)	302,803	213,159
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)	169,379	104,421
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	642,810	2,067,550
VP Income & Growth Fund - Class I (ACVIG)	3,072,011	8,070,362
VP Income & Growth Fund - Class II (ACVIG2)	37,147	137,942
VP Inflation Protection Fund - Class II (ACVIP2)	1,609,788	4,648,908
VP International Fund - Class I (ACVI)	87,808	227,997
VP Mid Cap Value Fund - Class I (ACVMV1)	2,908,628	5,591,072
VP Mid Cap Value Fund - Class II (ACVMV2)	29,323	76,003
VP Ultra(R) Fund - Class I (ACVU1)	1,252	495
VP Value Fund - Class I (ACVV)	273,516	472,569
BlackRock High Yield V.I. Fund -Class III (BRVHY3)	1,476,307	905,568
BlackRock Total Return V.I. Fund -Class III (BRVTR3)	424,611	418,474
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)	2,024,211	865,621
Global Allocation V.I. Fund - Class III (MLVGA3)	3,217,349	4,872,022
Columbia VP High Yield Bond Fund - Class 2 (CLVHY2)	250,159	52,460
VIP Small Cap Value Series - Service Class (DWVSVS)	1,719,245	2,513,052
Mid Cap Stock Portfolio- Service Shares (DVMCSS)	1,364,706	381,520
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	2,698,475	4,355,770
Stock Index Fund, Inc. - Initial Shares (DSIF)	13,910,883	36,449,824
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)	3,103,714	4,454,005
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares (DSRGS)	5,536	41,669
Appreciation Portfolio - Initial Shares (DCAP)	9,276,070	7,425,325
Appreciation Portfolio - Service Shares (DCAPS)	109,965	187,617
Opportunistic Small Cap Portfolio - Initial Shares (DSC)	1,270	17,927
International Value Portfolio - Initial Shares (DVIV)	30	36
Floating-Rate Income Fund (ETVFR)	2,233,284	1,866,070
Managed Tail Risk Fund II - Service Shares (FCA2S)	2,869	59,531
High Income Bond Fund II - Service Shares (FHIBS)	125,866	205,888
Quality Bond Fund II - Primary Shares (FQB)	3,224,654	7,460,258
Quality Bond Fund II - Service Shares (FQBS)	103,734	503,028
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)	89,908	62,468
VIP Balanced Portfolio - Service Class 2 (FB2)	1,692,418	397,965
VIP Contrafund(R) Portfolio - Service Class (FCS)	987,498	1,595,968
VIP Energy Portfolio - Service Class 2 (FNRS2)	953,148	4,625,466
VIP Equity-Income Portfolio - Service Class (FEIS)	8,605,345	28,336,228
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	176,935	537,325
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	1,069,378	1,439,067
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	3,572	10,840
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	1,803,750	1,272,908
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	5,992	15,856
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,609,864	1,954,061
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	15,861	45,458
VIP Growth & Income Portfolio - Service Class 2 (FGI2)	554,984	408,374
VIP Growth Portfolio - Service Class (FGS)	15,304,034	22,594,705
VIP Growth Portfolio - Service Class 2 (FG2)	317,813	395,811
VIP High Income Portfolio - Service Class (FHIS)	21,761,514	38,876,716
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	2,424,565	4,401,324
VIP Mid Cap Portfolio - Service Class (FMCS)	2,194,837	4,091,795
VIP Mid Cap Portfolio - Service Class 2 (FMC2)	286,972	696,342
VIP Overseas Portfolio - Service Class (FOS)	1,690,001	5,301,073
VIP Overseas Portfolio - Service Class 2 (FO2)	35,270	289,428
VIP Value Strategies Portfolio - Service Class (FVSS)	2,483,371	1,476,896
VIP Real Estate Portfolio - Service Class 2 (FRESS2)	263,299	37,931
Franklin Income Securities Fund - Class 2 (FTVIS2)	3,275,711	9,381,713
Rising Dividends Securities Fund - Class 2 (FTVRD2)	45,335	93,622
Small Cap Value Securities Fund - Class 2 (FTVSV2)	1,392,817	2,949,605
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	4,305,210	1,975,246
Templeton Foreign Securities Fund - Class 2 (TIF2)	668,454	960,940
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	1,924,747	3,457,700
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	1,038,929	2,292,820
VI American Franchise Fund - Series II Shares (ACEG2)	1,210,285	582,505
VI Comstock Fund - Series II Shares (ACC2)	240,200	429,347
VI American Franchise Fund - Series I Shares (ACEG)	29,250	1,647

VI Core Equity Fund - Series I Shares (AVGI)	$194	$54
VI Core Equity Fund - Series II Shares (AVCE2)	29,078	119,194
VI Equity and Income Fund - Series I Shares (IVKEI1)	167,505	9,576
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)	63,869	63,813
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)	432,949	186,863
Mid Cap Value Portfolio: Class 1 (JPMMV1)	1,795,320	4,028,987
Balanced Portfolio: Service Shares (JABS)	1,906	7,817
Flexible Bond Portfolio: Service Shares (JAFBS)	787,831	532,777
Forty Portfolio: Service Shares (JACAS)	7,558,868	14,625,371
Global Technology Portfolio: Service Shares (JAGTS)	7,280,989	5,771,912
Overseas Portfolio: Service Shares (JAIGS)	2,075,760	7,785,408
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	2,766,370	2,153,654
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	342,235	197,860
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)	11,599	12,189
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series - Service Class (MMCGSC)	45,810	195,858
New Discovery Series - Service Class (MNDSC)	609,065	601,714
Value Series - Service Class (MVFSC)	4,100,898	8,243,000
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	2,657,178	3,106,136
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)	579,823	513,386
Core Plus Fixed Income Portfolio - Class I (MSVFI)	1,271,060	1,260,686
Core Plus Fixed Income Portfolio - Class II (MSVF2)	27,611	33,362
Emerging Markets Debt Portfolio - Class I (MSEM)	337,882	879,518
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	6,019	1,592
U.S. Real Estate Portfolio - Class I (MSVRE)	86,990	117,609
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)	88,333	82,835
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)	263,181	100,718
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	7,084,554	18,513,508
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	151,502	294,012
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	8,813,460	6,427,900
American Funds NVIT Bond Fund - Class II (GVABD2)	802,657	2,293,591
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	5,330,172	3,855,884
American Funds NVIT Growth Fund - Class II (GVAGR2)	5,861,470	4,354,072
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	4,403,740	4,794,361
Federated NVIT High Income Bond Fund - Class I (HIBF)	6,597,330	9,016,680
NVIT Emerging Markets Fund - Class I (GEM)	2,924,728	4,158,095
NVIT Emerging Markets Fund - Class II (GEM2)	64,614	46,169
NVIT International Equity Fund - Class I (GIG)	1,493,591	3,089,440
Nationwide Variable Insurance Trust - NVIT International Equity Fund - Class II (NVIE6)	1,766	15,201
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	2,789,249	8,552,107
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	574,375	388,848
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	645,510	548,737
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	1,473,938	1,962,337
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	3,805,193	1,857,796
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	585,833	1,529,305
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	1,216,143	1,379,748
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	2,048,186	3,141,295
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	833,009	1,450,514
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	394,712	1,305,936
NVIT Core Bond Fund - Class I (NVCBD1)	1,287,543	1,750,518
NVIT Core Bond Fund - Class II (NVCBD2)	17,953	22,232
NVIT Core Plus Bond Fund - Class II (NVLCP2)	741,523	929,749
NVIT Nationwide Fund - Class I (TRF)	1,847,196	13,404,901
NVIT Nationwide Fund - Class II (TRF2)	5,158	37,426
NVIT Government Bond Fund - Class I (GBF)	3,203,158	14,189,843
NVIT Government Bond Fund - Class II (GBF2)	60,320	368,229
NVIT International Index Fund - Class VIII (GVIX8)	1,040,540	889,586
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	3,526,463	5,846,910
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	924,195	713,489
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	247,991	603,606
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	3,347,203	5,150,097

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	$13,013,820	$22,399,107
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	7,400,181	10,827,433
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	3,818,450	7,351,546
NVIT Mid Cap Index Fund - Class I (MCIF)	7,672,585	12,966,186
NVIT Money Market Fund - Class I (SAM)	60,963,742	69,332,468
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	1,123,230	4,212,199
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	472,874	1,240,095
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	8,498	65,908
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	1,889,525	4,147,944
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	11,652	27,151
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	1,744,699	2,037,125
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	157,870	530,363
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	3,989,139	10,122,729
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	345,005	828,092
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	4,444,874	9,603,170
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	973,411	3,282,051
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	2,226	27,520
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	5,146,839	14,757,197
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	105,535	225,948
NVIT Multi-Manager Small Company Fund - Class I (SCF)	6,467,016	13,141,387
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	86,036	153,533
NVIT Multi-Sector Bond Fund - Class I (MSBF)	2,741,133	4,360,232
NVIT Short Term Bond Fund - Class II (NVSTB2)	1,352,684	2,241,781
NVIT Large Cap Growth Fund - Class I (NVOLG1)	11,493,426	52,238,001
NVIT Large Cap Growth Fund - Class II (NVOLG2)	185,113	1,078,342
Templeton NVIT International Value Fund - Class III (NVTIV3)	1,106,165	606,346
Invesco NVIT Comstock Value Fund - Class I (EIF)	1,069,467	4,511,802
NVIT Real Estate Fund - Class I (NVRE1)	2,664,929	13,269,169
Loring Ward NVIT Moderate Fund - Class II (NVLM2)	315,516	137,509
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)	2,018,364	570,276
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	81,885	979,192
NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)	51,064	6,399
NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)	77,828	35,854
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)	9,229	41,124
NVIT Small Cap Index Fund - Class II (NVSIX2)	776,784	806,719
NVIT S&P 500 Index Fund - Class II (GVEX2)	5,779,387	2,540,786
NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)	205,383	27,261
Short Duration Bond Portfolio - I Class Shares (AMTB)	972,234	2,232,487
Guardian Portfolio - I Class Shares (AMGP)	28,865	12,843
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	7,909	15,417
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	159,351	230,538
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	1,885	1,516
Socially Responsive Portfolio - I Class Shares (AMSRS)	565,393	986,030
International Growth Fund/VA- Service Shares (OVIGS)	605,078	341,549
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	431,736	688,186
Global Securities Fund/VA - Non-Service Shares (OVGS)	2,029,457	15,973,584
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)	6,389	93,867
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	3,371,188	12,406,069
Main Street Fund(R)/VA - Service Class (OVGIS)	144,826	452,290
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	1,192,153	1,986,903
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	12,583	19,440
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	6,036,277	6,780,532
Global Strategic Income Fund/VA - Non-service Shares (OVSB)	739,986	632,120
Global Strategic Income Fund/VA - Service Shares (OVSBS)	35,958	367,280
All Asset Portfolio - Advisor Class (PMVAAD)	391,528	974,093
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	689,840	900,065
Low Duration Portfolio - Advisor Class (PMVLAD)	868,481	5,568,192
Real Return Portfolio - Administrative Class (PMVRRA)	215,163	400,599
Total Return Portfolio - Advisor Class (PMVTRD)	2,588,169	2,593,375
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	1,617,915	502,765

Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)	$784,205	$525,543
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	75,881	42,626
VT Equity Income Fund: Class IB (PVEIB)	12,464	-
VT International Equity Fund: Class IB (PVTIGB)	103,097	79,603
Variable Fund - Multi-Hedge Strategies (RVARS)	77,556	491,954
Series N (Managed Asset Allocation Series) (SBLN)	51,008	45,242
Health Sciences Portfolio - II (TRHS2)	6,394,563	10,018,238
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)	1,300,209	4,228,429
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	4,595,801	4,252,328
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	36,797	1,977,639
Diversified Stock Fund Class A Shares (VYDS)	62,445	298,999
Variable Insurance Portfolios - Asset Strategy (WRASP)	1,620,231	16,281,040
Variable Insurance Portfolios - Balanced (WRBP)	2,740,415	6,407,339
Variable Insurance Portfolios - Bond (WRBDP)	2,095,362	6,788,850
Variable Insurance Portfolios - Core Equity (WRCEP)	5,043,840	14,015,622
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)	1,121,004	2,585,908
Variable Insurance Portfolios - Energy (WRENG)	590,073	1,450,369
Variable Insurance Portfolios - Global Bond (WRGBP)	1,055,333	710,926
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	250,998	1,229,063
Variable Insurance Portfolios - Growth (WRGP)	10,424,369	14,745,730
Variable Insurance Portfolios - High Income (WRHIP)	6,047,591	9,902,744
Variable Insurance Portfolios - International Growth (WRIP)	1,807,588	3,487,527
Variable Insurance Portfolios - International Core Equity (WRI2P)	1,303,603	2,112,595
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)	543,856	1,210,138
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)	115,741	585,848
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	1,839,917	2,636,027
Variable Insurance Portfolios - Money Market (WRMMP)	9,321,540	9,932,892
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	1,227,215	1,355,857
Variable Insurance Portfolios - Science and Technology (WRSTP)	6,173,390	10,441,297
Variable Insurance Portfolios - Small Cap Growth (WRSCP)	1,495,084	5,729,438
Variable Insurance Portfolios - Small Cap Value (WRSCV)	1,522,399	1,957,884
Variable Insurance Portfolios - Value (WRVP)	1,999,635	5,824,112
Advantage VT Opportunity Fund - Class 2 (SVOF)	20,319	11,086
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	1,354,920	1,753,028
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)	1,697	12,520
Fidelity VIP III Growth Opp - Service Class (FGOS)	173,755	177,269
Invesco V.I. Global Health Care - Series I (IVHS)	28,331	83,854
Invesco V.I. Global Real Estate Fund - Series I (IVRE)	25,732	51,315
PIMCO VIT Total Return Portfolio - Admin (PMVTRA)	233,922	334,634
Royce Capital Micro-Cap Inv (ROCMC)	72,342	69,602
Guggenheim VIF World Equity Income (SBLD)	55,427	83,585
Guggenheim VIF StylePlus Mid Growth - Series J (SBLJ)	26,959	53,385
Guggenheim VIF All Cap Value - Series O (SBLO)	20,996	27,613
Guggenheim VIF High Yield - Series P (SBLP)	124,587	19,691
Guggenheim VIF Small Cap Value - Series Q (SBLQ)	66,387	90,340
Guggenheim VIF Mid Cap Value - Series V (SBLV)	102,555	528,507
Guggenheim VIF StylePlus Small Growth - Series X (SBLX)	7,170	50,402
Guggenheim VIF StylePlus Large Growth - Series Y (SBLY)	42,402	52,384

	$487,210,653	$879,021,018

(5) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VA Situs Fund (HVSIT)
2017	0.95%	to	1.75%	8,282	$20.09	to	$18.95	$165,328	0.54%	16.41%	to	15.47%
2016	0.95%	to	1.75%	10,078	17.26	to	16.42	172,988	0.48%	9.95%	to	9.07%
2015	0.95%	to	1.75%	26,358	15.69	to	15.05	412,410	0.61%	-8.05%	to	-8.79%
2014	0.95%	to	1.75%	35,280	17.07	to	16.50	599,234	0.57%	-2.99%	to	-3.78%
2013	0.95%	to	1.75%	71,516	17.60	to	17.15	1,253,758	0.30%	30.67%	to	29.61%
VPS Growth and Income Portfolio - Class B (ALVGIB)
2017	1.50%	to	2.60%	38,705	23.30	to	19.54	854,013	1.27%	16.82%	to	15.52%
2016	1.50%	to	2.60%	45,576	19.94	to	16.92	868,166	0.79%	9.41%	to	8.19%
2015	1.50%	to	2.60%	58,744	18.23	to	15.64	1,022,860	1.13%	-0.09%	to	-1.21%
2014	1.50%	to	2.60%	67,370	18.25	to	15.83	1,176,693	1.09%	7.65%	to	6.45%
2013	1.50%	to	2.60%	74,021	16.95	to	14.87	1,203,601	1.14%	32.57%	to	31.10%
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
2017	1.50%	to	2.60%	42,451	25.63	to	21.50	1,033,862	0.00%	29.70%	to	28.26%
2016	1.50%	to	2.60%	39,436	19.76	to	16.76	750,695	0.00%	0.82%	to	-0.30%
2015	1.50%	to	2.60%	38,097	19.60	to	16.81	720,217	0.00%	9.19%	to	7.97%
2014	1.50%	to	2.60%	60,218	17.95	to	15.57	1,043,412	0.00%	12.13%	to	10.88%
2013	1.50%	to	2.60%	68,946	16.01	to	14.04	1,067,840	0.00%	34.94%	to	33.44%
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2017	0.95%	to	1.35%	42,817	13.20	to	12.90	558,017	1.78%	13.24%	to	12.78%
2016	0.95%	to	1.35%	37,760	11.66	to	11.44	434,769	0.56%	2.39%	to	1.97%
2015	0.95%	to	1.35%	41,294	11.39	to	11.22	465,770	0.68%	-2.24%	to	-2.63%
2014	0.95%	to	1.35%	51,236	11.65	to	11.52	592,854	0.38%	3.22%	to	2.80%
2013	0.95%	to	1.35%	35,956	11.28	to	11.21	403,981	0.42%	10.87%	to	10.42%
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2017	0.95%	to	2.60%	209,462	22.21	to	28.65	5,005,526	0.23%	11.78%	to	9.92%
2016	0.95%	to	2.60%	283,349	19.87	to	26.06	6,052,090	0.34%	23.61%	to	21.56%
2015	0.95%	to	2.60%	287,044	16.07	to	21.44	5,119,879	0.51%	-6.59%	to	-8.15%
2014	0.95%	to	2.60%	317,042	17.20	to	23.34	6,081,556	0.46%	7.91%	to	6.11%
2013	0.95%	to	2.60%	431,348	15.94	to	22.00	7,621,229	0.42%	36.33%	to	34.06%
VP Income & Growth Fund - Class I (ACVIG)
2017	0.95%	to	2.25%	1,917,968	31.31	to	16.60	56,204,057	2.35%	19.34%	to	17.78%
2016	0.95%	to	2.25%	2,176,556	26.24	to	14.09	53,541,252	2.36%	12.41%	to	10.94%
2015	0.95%	to	2.20%	2,448,116	23.34	to	13.53	53,678,710	2.09%	-6.53%	to	-7.70%
2014	0.95%	to	2.20%	2,789,911	24.97	to	14.65	65,258,239	2.03%	11.43%	to	10.03%
2013	0.95%	to	2.20%	3,010,407	22.41	to	13.32	63,780,641	2.21%	34.53%	to	32.84%
VP Income & Growth Fund - Class II (ACVIG2)
2017	1.50%	to	2.60%	26,363	23.20	to	19.46	574,289	2.07%	18.50%	to	17.18%
2016	1.50%	to	2.60%	32,344	19.58	to	16.61	594,805	2.13%	11.51%	to	10.26%
2015	1.50%	to	2.60%	30,472	17.56	to	15.06	506,377	1.85%	-7.36%	to	-8.39%
2014	1.50%	to	2.60%	32,813	18.96	to	16.44	592,458	1.69%	10.65%	to	9.41%
2013	1.50%	to	2.60%	71,691	17.13	to	15.03	1,168,018	1.97%	33.45%	to	31.96%
VP Inflation Protection Fund - Class II (ACVIP2)
2017	0.95%	to	2.60%	1,666,760	14.65	to	11.45	23,834,577	2.56%	2.69%	to	0.98%
2016	0.95%	to	2.60%	1,904,346	14.26	to	11.34	26,540,590	1.83%	3.40%	to	1.68%
2015	0.95%	to	2.60%	2,016,925	13.80	to	11.15	27,218,378	2.00%	-3.39%	to	-5.00%
2014	0.95%	to	2.60%	2,451,935	14.28	to	11.74	34,294,349	1.28%	2.32%	to	0.61%
2013	0.95%	to	2.60%	3,014,960	13.96	to	11.67	41,310,100	1.64%	-9.35%	to	-10.86%
VP International Fund - Class I (ACVI)
2017	0.95%	to	1.75%	67,928	23.46	to	16.10	1,554,477	0.86%	29.97%	to	28.92%
2016	0.95%	to	1.75%	75,002	18.05	to	12.49	1,322,597	1.05%	6.43%	to	-7.15%
2015	0.95%	to	1.75%	82,447	19.29	to	13.45	1,536,973	0.37%	-0.21%	to	-1.01%
2014	0.95%	to	1.75%	83,742	19.33	to	13.59	1,590,276	1.72%	-6.38%	to	-7.16%
2013	0.95%	to	1.75%	91,893	20.65	to	14.63	1,869,497	1.64%	21.26%	to	20.27%
VP Mid Cap Value Fund - Class I (ACVMV1)
2017	0.95%	to	2.20%	700,119	27.05	to	23.33	18,589,736	1.52%	10.64%	to	9.24%
2016	0.95%	to	2.20%	825,875	24.45	to	21.35	19,860,790	1.70%	21.69%	to	20.16%
2015	0.95%	to	2.20%	729,254	20.09	to	17.77	14,429,721	1.66%	-2.37%	to	-3.60%
2014	0.95%	to	2.20%	903,966	20.58	to	18.43	18,361,036	1.18%	15.32%	to	13.86%
2013	0.95%	to	2.20%	892,688	17.85	to	16.19	15,722,506	1.22%	28.88%	to	27.25%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Ultra(R) Fund - Class I (ACVU1)
2017			1.75%	1,197			$23.46	$28,079	0.36%			29.92%
2016			1.75%	1,197			18.06	21,612	0.33%			2.62%
2015	1.75%	to	0.00%	1,197	17.59	to	0.00	21,060	0.44%	4.41%	to	0.00%
2014	1.75%	to	0.00%	1,197	16.85	to	0.00	20,170	0.37%	8.07%	to	0.00%
2013	1.75%	to	0.00%	1,197	15.59	to	0.00	18,664	0.52%	34.68%	to	0.00%
VP Value Fund - Class I (ACVV)
2017	0.95%	to	1.30%	50,241	38.79	to	39.00	1,985,452	1.64%	7.72%	to	7.35%
2016	0.95%	to	1.30%	55,773	36.01	to	36.33	2,050,095	1.72%	19.32%	to	18.92%
2015	0.95%	to	1.30%	61,186	30.18	to	30.55	1,887,125	2.14%	-4.79%	to	-5.15%
2014	0.95%	to	1.30%	66,415	31.77	to	32.21	2,155,674	1.53%	12.01%	to	11.61%
2013	0.95%	to	1.30%	77,138	28.30	to	28.86	2,239,005	1.64%	30.48%	to	30.01%
BlackRock High Yield V.I. Fund -Class III (BRVHY3)
2017	0.95%	to	1.80%	152,696	10.95	to	10.71	1,665,006	4.91%	6.06%	to	5.16%
2016	0.95%	to	1.80%	104,058	10.33	to	10.18	1,071,051	5.39%	11.75%	to	10.79%
2015	0.95%	to	1.55%	18,756	9.24	to	9.20	173,127	2.91%	-7.58%	to	-7.95%	****
BlackRock Total Return V.I. Fund -Class III (BRVTR3)
2017	0.95%	to	1.65%	127,999	10.19	to	10.00	1,298,726	2.21%	2.23%	to	1.51%
2016	0.95%	to	1.65%	128,933	9.96	to	9.85	1,282,078	1.78%	1.49%	to	0.77%
2015	0.95%	to	1.25%	45,761	9.82	to	9.80	448,770	0.66%	-1.81%	to	-2.01%	****
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
2017	0.95%	to	1.45%	250,682	12.99	to	12.81	3,239,435	1.67%	15.39%	to	14.81%
2016	0.95%	to	1.45%	168,473	11.26	to	11.16	1,889,914	1.96%	14.96%	to	14.38%
2015	0.95%	to	1.25%	19,486	9.79	to	9.77	190,521	1.15%	-2.09%	to	-2.29%	****
Global Allocation V.I. Fund - Class III (MLVGA3)
2017	0.95%	to	2.20%	1,849,976	17.77	to	15.92	32,292,865	1.28%	12.63%	to	11.21%
2016	0.95%	to	2.20%	1,974,068	15.78	to	14.31	30,664,529	1.13%	2.82%	to	1.53%
2015	0.95%	to	2.20%	2,343,231	15.35	to	14.10	35,468,870	1.01%	-1.94%	to	-3.18%
2014	0.95%	to	2.20%	2,646,248	15.65	to	14.56	40,919,274	2.12%	0.96%	to	-0.31%
2013	0.95%	to	2.20%	2,928,689	15.50	to	14.61	44,950,725	1.11%	13.33%	to	11.90%
Columbia VP High Yield Bond Fund - Class 2 (CLVHY2)
2017	0.95%	to	1.20%	19,387	10.23	to	10.21	198,252	0.45%	2.31%	to	2.14%	****
VIP Small Cap Value Series - Service Class (DWVSVS)
2017	0.95%	to	1.80%	228,991	17.09	to	16.41	3,876,272	0.67%	10.70%	to	9.75%
2016	0.95%	to	1.80%	287,945	15.43	to	14.95	4,412,102	0.50%	29.84%	to	28.73%
2015	0.95%	to	1.75%	170,717	11.89	to	11.63	2,018,210	0.47%	-7.35%	to	-8.10%
2014	0.95%	to	2.20%	159,355	12.83	to	12.56	2,036,318	0.23%	4.62%	to	3.29%
2013	0.95%	to	1.75%	40,006	12.26	to	12.20	489,913	0.00%	22.64%	to	21.97%	****
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
2017	0.95%	to	2.20%	212,109	13.70	to	13.08	2,887,384	0.83%	13.95%	to	12.52%
2016	0.95%	to	2.20%	142,240	12.03	to	11.63	1,700,367	0.87%	14.11%	to	12.67%
2015	0.95%	to	2.20%	121,436	10.54	to	10.32	1,274,437	0.45%	-3.44%	to	-4.66%
2014	0.95%	to	1.65%	57,261	10.92	to	10.86	624,090	0.00%	9.15%	to	8.64%	****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2017	0.95%	to	2.25%	726,969	34.94	to	28.41	24,682,130	0.67%	11.34%	to	9.88%
2016	0.95%	to	2.25%	809,818	31.38	to	25.85	24,708,904	0.91%	24.54%	to	22.91%
2015	0.95%	to	2.25%	892,477	25.20	to	21.04	21,911,224	0.76%	-3.26%	to	-4.53%
2014	0.95%	to	2.20%	1,036,355	26.05	to	22.18	26,360,918	0.60%	4.12%	to	2.81%
2013	0.95%	to	2.25%	1,241,395	25.02	to	21.44	30,398,885	1.10%	39.38%	to	37.55%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2017	0.95%	to	2.25%	10,335,915	32.66	to	16.74	317,771,851	1.70%	20.39%	to	18.81%
2016	0.95%	to	2.25%	11,452,165	27.13	to	14.09	292,893,239	2.00%	10.65%	to	9.20%
2015	0.95%	to	2.25%	12,769,592	24.52	to	12.90	295,611,124	1.81%	0.15%	to	-1.17%
2014	0.95%	to	2.20%	14,157,172	24.48	to	13.87	328,171,439	1.74%	12.35%	to	10.93%
2013	0.95%	to	2.25%	15,756,466	21.79	to	11.78	325,787,636	1.83%	30.77%	to	29.06%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
2017	0.95%	to	2.05%	1,618,748	$24.15	to	$13.92	$37,628,917	1.15%	14.24%	to	12.98%
2016	0.95%	to	2.05%	1,793,904	21.14	to	12.32	36,551,616	1.31%	9.33%	to	8.12%
2015	0.95%	to	2.20%	2,024,544	19.33	to	11.11	37,788,025	1.06%	-4.11%	to	-5.32%
2014	0.95%	to	2.20%	2,276,820	20.16	to	11.74	44,404,027	1.06%	12.37%	to	10.96%
2013	0.95%	to	2.05%	2,492,466	17.94	to	10.82	43,320,669	1.27%	33.07%	to	31.59%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares (DSRGS)
2017	1.60%	to	2.60%	2,015	19.85	to	16.92	37,366	0.97%	13.20%	to	12.06%
2016	1.50%	to	2.60%	4,024	17.80	to	15.10	68,888	1.02%	8.43%	to	7.22%
2015	1.50%	to	2.60%	4,042	16.42	to	14.08	63,970	0.89%	-4.86%	to	-5.93%
2014	1.50%	to	2.60%	4,991	17.26	to	14.97	83,782	0.95%	11.43%	to	10.19%
2013	1.50%	to	2.60%	5,273	15.48	to	13.58	79,374	1.08%	31.99%	to	30.51%
Appreciation Portfolio - Initial Shares (DCAP)
2017	0.95%	to	2.20%	1,736,120	32.15	to	17.79	52,188,946	1.34%	26.13%	to	24.54%
2016	0.95%	to	2.20%	1,911,699	25.49	to	14.29	45,619,500	1.62%	6.88%	to	5.54%
2015	0.95%	to	2.20%	2,239,783	23.85	to	13.54	50,055,313	1.69%	-3.40%	to	-4.61%
2014	0.95%	to	2.25%	2,602,296	24.69	to	13.93	60,252,738	1.82%	7.06%	to	5.66%
2013	0.95%	to	2.25%	3,076,919	23.06	to	13.19	66,538,642	1.95%	19.95%	to	18.38%
Appreciation Portfolio - Service Shares (DCAPS)
2017	1.50%	to	2.60%	36,702	22.38	to	18.77	760,544	1.08%	25.11%	to	23.72%
2016	1.50%	to	2.60%	45,726	17.89	to	15.17	764,805	1.38%	6.02%	to	4.84%
2015	1.50%	to	2.60%	54,230	16.87	to	14.47	859,323	1.46%	-4.17%	to	-5.24%
2014	1.50%	to	2.60%	61,065	17.60	to	15.27	1,015,902	1.59%	6.21%	to	5.02%
2013	1.50%	to	2.60%	72,014	16.58	to	14.54	1,134,640	1.70%	19.01%	to	17.68%
Opportunistic Small Cap Portfolio - Initial Shares (DSC)
2017	0.95%	to	1.10%	864	24.45	to	23.86	20,758	0.00%	23.50%	to	23.31%
2016	0.95%	to	1.40%	1,714	19.80	to	18.48	32,470	0.00%	15.96%	to	15.44%
2015	0.95%	to	1.40%	1,648	17.07	to	16.01	26,995	0.00%	-3.21%	to	-3.65%
2014	0.95%	to	1.10%	697	17.64	to	17.29	12,118	0.00%	0.63%	to	0.48%
2013	0.95%	to	1.55%	2,139	17.53	to	16.28	35,684	0.00%	47.14%	to	46.25%
International Value Portfolio - Initial Shares (DVIV)
2017	1.10%	to	1.15%	122	18.70	to	18.55	2,271	1.48%	27.11%	to	27.04%
2016	1.10%	to	1.15%	122	14.71	to	14.60	1,787	1.95%	-2.53%	to	-2.58%
2015	1.10%	to	1.15%	122	15.09	to	14.98	1,834	3.32%	-3.79%	to	-3.84%
2014	0.95%	to	1.40%	342	16.00	to	15.07	5,270	1.79%	-10.18%	to	-10.59%
2013	0.95%	to	1.40%	536	17.82	to	16.86	9,342	2.32%	21.83%	to	21.27%
Floating-Rate Income Fund (ETVFR)
2017	0.95%	to	1.65%	896,853	10.77	to	10.50	9,592,355	3.27%	2.46%	to	1.74%
2016	0.95%	to	1.65%	881,011	10.51	to	10.32	9,215,513	3.40%	7.91%	to	7.15%
2015	0.95%	to	1.65%	330,934	9.74	to	9.63	3,210,336	3.17%	-1.93%	to	-2.63%
2014	0.95%	to	1.40%	812,642	9.94	to	9.91	8,066,420	1.92%	-0.64%	to	-1.21%	****
Managed Tail Risk Fund II - Service Shares (FCA2S)
2017	1.50%	to	2.60%	11,523	11.78	to	9.88	127,743	1.43%	9.01%	to	7.80%
2016	1.50%	to	2.60%	16,860	10.81	to	9.17	171,926	1.53%	-5.91%	to	-6.96%
2015	1.50%	to	2.60%	18,951	11.49	to	9.85	205,561	1.53%	-7.84%	to	-8.87%
2014	1.50%	to	2.60%	19,014	12.47	to	10.81	224,746	1.83%	-2.81%	to	-3.90%
2013	1.50%	to	2.60%	21,807	12.83	to	11.25	266,679	0.80%	14.37%	to	13.10%
High Income Bond Fund II - Service Shares (FHIBS)
2017	1.50%	to	2.60%	47,922	24.04	to	20.16	1,086,116	6.64%	4.97%	to	3.80%
2016	1.50%	to	2.60%	53,752	22.90	to	19.42	1,168,562	6.23%	12.82%	to	11.56%
2015	1.50%	to	2.60%	79,104	20.30	to	17.41	1,519,361	5.30%	-4.18%	to	-5.25%
2014	1.50%	to	2.60%	86,163	21.19	to	18.38	1,736,607	6.01%	0.88%	to	-0.24%
2013	1.50%	to	2.60%	97,338	21.00	to	18.42	1,951,238	6.86%	5.13%	to	3.95%
Quality Bond Fund II - Primary Shares (FQB)
2017	0.95%	to	2.25%	3,052,862	19.95	to	16.16	58,748,255	3.31%	3.05%	to	1.70%
2016	0.95%	to	2.25%	3,339,797	19.36	to	15.89	62,481,243	3.69%	2.84%	to	1.49%
2015	0.95%	to	2.25%	3,802,568	18.82	to	15.65	69,280,984	3.90%	-1.20%	to	-2.49%
2014	0.95%	to	2.25%	4,354,125	19.05	to	16.05	80,390,966	3.85%	2.81%	to	1.46%
2013	0.95%	to	2.25%	4,981,035	18.53	to	15.82	89,634,995	4.37%	0.08%	to	-1.24%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Quality Bond Fund II - Service Shares (FQBS)
2017	1.50%	to	2.60%	133,810	$15.17	to	$12.73	$1,926,612	3.13%	2.20%	to	1.06%
2016	1.50%	to	2.60%	164,285	14.85	to	12.59	2,309,195	3.35%	1.98%	to	0.85%
2015	1.50%	to	2.60%	191,517	14.56	to	12.49	2,646,387	3.59%	-1.93%	to	-3.03%
2014	1.50%	to	2.60%	218,149	14.84	to	12.88	3,092,039	3.64%	1.96%	to	0.82%
2013	1.50%	to	2.60%	259,067	14.56	to	12.77	3,614,276	4.09%	-0.76%	to	-1.87%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2017	1.50%	to	2.60%	11,734	26.14	to	21.92	284,921	1.16%	17.30%	to	16.00%
2016	1.50%	to	2.60%	13,418	22.28	to	18.90	278,654	0.85%	7.64%	to	6.44%
2015	1.50%	to	2.60%	17,974	20.70	to	17.76	350,518	0.83%	-4.64%	to	-5.71%
2014	1.50%	to	2.60%	21,779	21.71	to	18.83	448,550	0.70%	4.92%	to	3.74%
2013	1.50%	to	2.60%	34,351	20.69	to	18.15	679,463	0.65%	28.23%	to	26.80%
VIP Balanced Portfolio - Service Class 2 (FB2)
2017	0.95%	to	1.35%	195,160	12.03	to	11.95	2,344,092	1.50%	15.02%	to	14.55%
2016	0.95%	to	1.35%	84,218	10.46	to	10.43	880,135	2.44%	4.60%	to	4.32%	****
VIP Contrafund(R) Portfolio - Service Class (FCS)
2017	0.95%	to	1.30%	319,729	44.58	to	40.99	13,806,020	0.89%	20.61%	to	20.21%
2016	0.95%	to	1.30%	351,906	36.96	to	34.10	12,620,741	0.71%	6.89%	to	6.50%
2015	0.95%	to	1.30%	392,729	34.58	to	32.02	13,201,749	0.92%	-0.40%	to	-0.74%
2014	0.95%	to	1.30%	429,643	34.72	to	32.26	14,526,741	0.85%	10.75%	to	10.37%
2013	0.95%	to	1.35%	465,436	31.35	to	29.45	14,229,522	0.97%	29.90%	to	29.38%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2017	0.95%	to	1.95%	939,861	10.93	to	9.71	10,084,194	1.30%	-3.70%	to	-4.67%
2016	0.95%	to	2.05%	1,298,045	11.35	to	10.07	14,490,532	0.54%	32.24%	to	30.78%
2015	0.95%	to	2.05%	1,108,475	8.58	to	7.70	9,394,370	0.91%	-21.50%	to	-22.38%
2014	0.95%	to	2.05%	1,251,643	10.93	to	9.92	13,535,715	0.60%	-13.59%	to	-14.56%
2013	0.95%	to	2.05%	1,355,265	12.65	to	11.61	17,002,586	0.67%	22.97%	to	21.60%
VIP Equity-Income Portfolio - Service Class (FEIS)
2017	0.95%	to	2.20%	6,336,548	29.01	to	17.82	180,845,090	1.57%	11.74%	to	10.33%
2016	0.95%	to	2.20%	7,244,248	25.96	to	16.15	185,259,014	2.15%	16.79%	to	15.32%
2015	0.95%	to	2.20%	8,247,677	22.23	to	14.00	180,836,026	2.96%	-5.00%	to	-6.20%
2014	0.95%	to	2.25%	9,377,426	23.40	to	16.56	216,789,547	2.64%	7.61%	to	6.20%
2013	0.95%	to	2.25%	10,635,351	21.75	to	15.60	228,824,899	2.33%	26.80%	to	25.13%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2017	1.50%	to	2.60%	175,487	21.42	to	17.96	3,578,413	1.46%	10.97%	to	9.73%
2016	1.50%	to	2.60%	197,716	19.30	to	16.37	3,639,873	2.03%	15.95%	to	14.66%
2015	1.50%	to	2.60%	242,717	16.65	to	14.28	3,867,429	2.83%	-5.67%	to	-6.73%
2014	1.50%	to	2.60%	277,879	17.65	to	15.31	4,710,320	2.53%	6.85%	to	5.66%
2013	1.50%	to	2.60%	317,752	16.52	to	14.49	5,053,731	2.19%	25.91%	to	24.51%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2017	0.95%	to	1.95%	501,255	16.89	to	15.01	8,297,860	1.44%	11.92%	to	10.79%
2016	0.95%	to	1.95%	537,118	15.09	to	13.54	7,956,657	1.35%	4.28%	to	3.23%
2015	0.95%	to	1.95%	569,772	14.47	to	13.12	8,107,848	1.54%	-1.26%	to	-2.26%
2014	0.95%	to	1.95%	663,828	14.66	to	13.42	9,586,214	1.45%	3.36%	to	2.31%
2013	0.95%	to	1.95%	760,965	14.18	to	13.12	10,654,276	1.56%	12.32%	to	11.18%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2017	0.95%	to	1.65%	788,462	17.37	to	15.99	13,461,176	1.49%	15.37%	to	14.55%
2016	0.95%	to	1.65%	781,626	15.05	to	13.96	11,582,731	1.46%	5.04%	to	4.30%
2015	0.95%	to	1.85%	820,828	14.33	to	13.12	11,589,360	1.67%	-1.31%	to	-2.21%
2014	0.95%	to	1.85%	877,056	14.52	to	13.42	12,566,546	1.57%	3.67%	to	2.73%
2013	0.95%	to	1.85%	889,747	14.01	to	13.06	12,324,633	1.81%	14.85%	to	13.81%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2017	0.95%	to	1.80%	425,270	18.36	to	16.60	7,673,341	1.37%	19.67%	to	18.65%
2016	0.95%	to	2.05%	462,711	15.34	to	13.62	6,979,830	1.31%	5.51%	to	4.34%
2015	0.95%	to	2.05%	491,009	14.54	to	13.05	7,040,849	1.54%	-1.28%	to	-2.38%
2014	0.95%	to	2.05%	561,359	14.73	to	13.37	8,163,977	1.49%	3.87%	to	2.71%
2013	0.95%	to	1.80%	582,494	14.18	to	13.27	8,172,824	1.74%	20.34%	to	19.31%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
2017	0.95%	to	1.55%	48,233	$13.04	to	$12.91	$627,878	1.12%	15.51%	to	14.81%
2016	0.95%	to	1.55%	36,647	11.29	to	11.24	413,219	4.39%	12.89%	to	12.43%	****
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2017	0.95%	to	1.30%	44,345	26.20	to	23.72	1,084,022	0.20%	33.13%	to	32.66%
2016	0.95%	to	1.30%	50,374	19.68	to	17.88	926,496	0.22%	-0.71%	to	-1.05%
2015	0.95%	to	1.30%	60,656	19.82	to	18.07	1,124,906	0.06%	4.48%	to	4.09%
2014	0.95%	to	1.30%	62,685	18.97	to	17.36	1,114,397	0.11%	11.00%	to	10.64%
2013	0.95%	to	1.30%	73,114	17.09	to	15.69	1,172,662	0.19%	36.50%	to	35.99%
VIP Growth Portfolio - Service Class (FGS)
2017	0.95%	to	2.25%	5,430,132	33.71	to	13.90	172,145,036	0.13%	33.72%	to	31.98%
2016	0.95%	to	2.25%	6,033,833	25.21	to	10.53	143,259,482	0.00%	-0.24%	to	-1.55%
2015	0.95%	to	2.20%	7,150,108	25.27	to	13.45	170,318,963	0.16%	6.04%	to	4.70%
2014	0.95%	to	2.20%	7,796,816	23.83	to	12.84	174,901,353	0.09%	10.13%	to	8.74%
2013	0.95%	to	2.20%	8,522,611	21.64	to	11.81	174,182,549	0.19%	34.91%	to	33.21%
VIP Growth Portfolio - Service Class 2 (FG2)
2017	1.50%	to	2.60%	102,679	24.12	to	20.23	2,356,412	0.09%	32.80%	to	31.32%
2016	1.50%	to	2.60%	112,937	18.16	to	15.40	1,952,646	0.00%	-0.95%	to	-2.06%
2015	1.50%	to	2.60%	137,756	18.34	to	15.73	2,421,026	0.03%	5.30%	to	4.12%
2014	1.50%	to	2.60%	150,437	17.42	to	15.11	2,518,512	0.00%	9.35%	to	8.13%
2013	1.50%	to	2.60%	174,860	15.93	to	13.97	2,672,773	0.05%	33.96%	to	32.47%
VIP High Income Portfolio - Service Class (FHIS)
2017	0.95%	to	2.20%	2,362,322	18.22	to	13.62	43,563,664	3.87%	6.06%	to	4.72%
2016	0.95%	to	2.20%	3,382,223	17.18	to	13.01	59,057,775	4.73%	13.29%	to	11.86%
2015	0.95%	to	2.20%	3,163,780	15.17	to	11.63	48,666,512	6.38%	-4.65%	to	-5.87%
2014	0.95%	to	2.20%	2,134,772	15.91	to	12.35	34,429,561	5.41%	0.11%	to	-1.15%
2013	0.95%	to	2.20%	2,423,871	15.89	to	12.50	39,104,663	5.44%	4.87%	to	3.54%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2017	0.95%	to	2.10%	2,053,401	15.76	to	13.28	31,571,131	2.30%	3.17%	to	1.98%
2016	0.95%	to	2.20%	2,213,017	15.27	to	12.84	33,024,163	2.28%	3.64%	to	2.33%
2015	0.95%	to	2.10%	2,361,146	14.74	to	12.71	34,049,410	2.40%	-1.65%	to	-2.79%
2014	0.95%	to	1.85%	2,667,673	15.61	to	13.47	39,225,197	2.07%	4.75%	to	3.80%
2013	0.95%	to	2.20%	3,020,099	14.31	to	12.49	42,470,243	2.06%	-2.82%	to	-4.05%
VIP Mid Cap Portfolio - Service Class (FMCS)
2017	0.95%	to	2.25%	1,201,536	22.10	to	18.94	26,055,811	0.61%	19.56%	to	18.00%
2016	0.95%	to	2.25%	1,351,989	18.48	to	16.05	24,563,941	0.40%	11.05%	to	9.60%
2015	0.95%	to	2.20%	1,661,426	16.64	to	14.72	27,218,242	0.37%	-2.44%	to	-3.67%
2014	0.95%	to	2.20%	1,970,607	22.60	to	15.28	33,155,493	0.15%	5.19%	to	3.86%
2013	0.95%	to	2.20%	2,291,393	16.22	to	14.71	36,702,772	0.39%	34.77%	to	33.07%
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2017	1.50%	to	2.60%	89,197	38.17	to	32.01	3,213,619	0.48%	18.73%	to	17.41%
2016	1.50%	to	2.60%	102,792	32.15	to	27.26	3,134,229	0.29%	10.25%	to	9.02%
2015	1.50%	to	2.60%	133,175	29.16	to	25.01	3,697,517	0.24%	-3.10%	to	-4.19%
2014	1.50%	to	2.60%	159,648	30.09	to	26.10	4,596,858	0.02%	4.44%	to	3.27%
2013	1.50%	to	2.60%	185,686	28.81	to	25.27	5,132,066	0.27%	33.83%	to	32.34%
VIP Overseas Portfolio - Service Class (FOS)
2017	0.95%	to	2.20%	1,364,344	21.78	to	14.47	29,573,944	1.31%	28.87%	to	27.25%
2016	0.95%	to	2.20%	1,555,550	16.90	to	11.37	26,221,420	1.29%	-6.02%	to	-7.20%
2015	0.95%	to	2.20%	1,774,756	17.98	to	12.25	31,896,185	1.54%	2.51%	to	1.21%
2014	0.95%	to	2.20%	745,111	17.54	to	12.10	13,047,672	1.17%	-9.03%	to	-10.18%
2013	0.95%	to	2.20%	847,048	19.28	to	13.48	16,317,408	1.25%	29.14%	to	27.51%
VIP Overseas Portfolio - Service Class 2 (FO2)
2017	1.50%	to	2.60%	111,908	11.17	to	10.84	1,239,219	1.14%	28.04%	to	26.62%
2016	1.50%	to	2.60%	135,568	8.72	to	8.56	1,176,260	1.13%	-6.69%	to	-7.72%
2015	1.50%	to	2.60%	171,574	9.35	to	9.28	1,600,555	1.03%	-6.52%	to	-7.22%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Value Strategies Portfolio - Service Class (FVSS)
2017	0.95%	to	2.05%	300,454	$29.02	to	$24.36	$8,483,270	1.37%	18.08%	to	16.77%
2016	0.95%	to	2.05%	341,226	24.57	to	20.86	8,172,924	0.97%	8.44%	to	7.24%
2015	0.95%	to	2.05%	403,370	22.66	to	19.45	8,930,796	0.97%	-3.98%	to	-5.04%
2014	0.95%	to	2.20%	490,540	23.60	to	20.09	11,299,592	0.84%	5.68%	to	4.35%
2013	0.95%	to	2.20%	579,506	22.33	to	19.25	12,648,432	0.79%	29.21%	to	27.58%
VIP Real Estate Portfolio - Service Class 2 (FRESS2)
2017	0.95%	to	1.40%	22,269	10.22	to	10.19	227,569	1.62%	2.24%	to	1.93%	****
Franklin Income Securities Fund - Class 2 (FTVIS2)
2017	0.95%	to	2.20%	2,292,231	17.88	to	15.42	40,038,262	4.17%	8.63%	to	7.27%
2016	0.95%	to	2.20%	2,722,160	16.46	to	14.37	43,856,874	4.76%	12.94%	to	11.52%
2015	0.95%	to	2.20%	2,883,076	14.57	to	12.89	41,207,872	4.79%	-7.94%	to	-9.10%
2014	0.95%	to	2.20%	3,904,594	15.83	to	14.18	60,696,543	4.97%	3.62%	to	231.00%
2013	0.95%	to	2.20%	3,963,678	15.28	to	13.86	59,562,946	6.38%	12.86%	to	11.44%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2017	0.95%	to	1.85%	444,736	20.67	to	18.59	9,243,586	0.51%	9.60%	to	8.61%
2016	0.95%	to	1.85%	564,644	18.86	to	17.11	10,548,966	0.81%	28.95%	to	27.79%
2015	0.95%	to	1.85%	607,028	14.63	to	13.39	8,815,407	0.64%	-8.27%	to	-9.10%
2014	0.95%	to	1.85%	741,947	15.94	to	14.73	11,761,173	0.61%	-0.38%	to	-1.29%
2013	0.95%	to	2.20%	924,905	16.01	to	14.52	14,759,707	1.28%	34.94%	to
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2017	0.95%	to	2.05%	586,409	12.07	to	11.59	7,025,796	0.90%	39.08%	to	37.54%
2016	0.95%	to	2.05%	360,161	8.68	to	8.42	3,109,489	0.80%	16.33%	to	15.04%
2015	0.95%	to	2.05%	399,911	7.46	to	7.32	2,973,906	2.13%	-20.37%	to	-21.25%
2014	0.95%	to	2.05%	453,033	9.37	to	8.92	4,238,763	1.49%	-6.31%	to	-7.01%	****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2017	0.95%	to	1.95%	494,977	9.86	to	9.50	4,876,860	2.56%	15.59%	to	14.42%
2016	0.95%	to	1.95%	533,157	8.53	to	8.31	4,548,091	1.94%	6.16%	to	5.09%
2015	0.95%	to	1.95%	642,770	8.04	to	7.90	5,170,898	3.52%	-7.38%	to	-8.32%
2014	0.95%	to	1.95%	866,682	8.68	to	8.62	7,541,374	2.83%	-13.21%	to	-13.80%	****
2013	1.25%	to	0.00%	1,399	19.86	to	0.00	27,781	2.29%	21.43%	to	0.00%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2017	0.95%	to	2.20%	2,352,471	9.78	to	9.33	22,878,917	0.00%	0.96%	to	-0.31%
2016	0.95%	to	2.20%	2,488,411	9.69	to	9.36	24,006,948	0.00%	1.96%	to	0.68%
2015	0.95%	to	2.20%	3,125,167	9.50	to	9.30	29,609,643	7.99%	-5.21%	to	-6.41%
2014	0.95%	to	2.20%	3,710,891	10.02	to	9.94	37,147,623	5.15%	0.21%	to	-0.64%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2017	0.95%	to	2.05%	356,578	14.98	to	13.44	5,225,254	2.91%	10.92%	to	9.69%
2016	0.95%	to	2.05%	471,272	13.50	to	12.26	6,255,797	3.80%	12.11%	to	10.87%
2015	0.95%	to	2.05%	530,907	12.04	to	11.06	6,299,895	3.07%	-7.10%	to	-8.14%
2014	0.95%	to	2.05%	601,402	12.97	to	12.03	7,698,785	2.82%	1.87%	to	0.74%
2013	0.95%	to	2.05%	478,758	12.73	to	11.95	6,019,658	12.55%	22.59%	to	21.23%
VI American Franchise Fund - Series II Shares (ACEG2)
2017	0.95%	to	2.60%	130,130	18.92	to	18.64	2,608,169	0.00%	25.82%	to	23.74%
2016	0.95%	to	2.60%	101,117	15.04	to	15.07	1,665,854	0.00%	1.05%	to	-0.63%
2015	0.95%	to	2.60%	140,003	14.88	to	15.16	2,255,818	0.00%	3.76%	to	2.03%
2014	0.95%	to	2.60%	142,833	14.34	to	14.86	2,246,259	0.00%	7.14%	to	5.36%
2013	0.95%	to	2.60%	228,562	13.39	to	14.10	3,279,415	0.22%	38.47%	to	36.16%
VI Comstock Fund - Series II Shares (ACC2)
2017	1.50%	to	2.60%	149,931	24.64	to	20.67	3,520,225	1.93%	15.82%	to	14.53%
2016	1.50%	to	2.60%	165,817	21.28	to	18.05	3,363,738	1.22%	15.24%	to	13.95%
2015	1.50%	to	2.60%	209,478	18.46	to	15.84	3,699,206	1.60%	-7.60%	to	-8.63%
2014	1.50%	to	2.60%	264,718	19.98	to	17.33	5,081,741	1.04%	7.46%	to	6.26%
2013	1.50%	to	2.60%	343,323	18.59	to	16.31	6,163,839	1.43%	33.62%	to	32.13%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VI American Franchise Fund - Series I Shares (ACEG)
2017	0.95%	to	1.30%	2,882	$19.19	to	$18.81	$54,489	0.06%	26.14%	to	25.69%
2016	0.95%	to	1.30%	1,464	15.22	to	14.97	22,051	0.00%	1.30%	to	0.94%
2015	0.95%	to	1.30%	1,478	15.02	to	14.83	22,028	0.00%	4.01%	to	3.64%
2014	0.95%	to	1.30%	1,817	14.44	to	14.31	26,109	0.03%	7.41%	to	7.03%
2013	0.95%	to	1.40%	4,408	13.45	to	13.34	59,050	0.44%	38.81%	to	38.18%
VI Core Equity Fund - Series I Shares (AVGI)
2017	1.10%	to	1.55%	144	23.28	to	21.63	3,222	1.05%	11.93%	to	11.43%
2016	1.10%	to	1.55%	144	20.80	to	19.41	2,886	0.76%	9.05%	to	8.56%
2015	0.95%	to	1.55%	157	19.48	to	17.88	2,906	0.98%	-6.67%	to	-7.23%
2014	0.95%	to	1.55%	986	20.88	to	19.28	19,891	0.70%	7.12%	to	6.47%
2013	0.95%	to	1.55%	3,228	19.49	to	18.10	59,276	1.29%	28.02%	to	27.25%
VI Core Equity Fund - Series II Shares (AVCE2)
2017	1.50%	to	2.50%	27,025	17.66	to	15.67	451,855	0.80%	11.19%	to	10.06%
2016	1.50%	to	2.50%	33,768	15.88	to	14.24	511,945	0.51%	8.37%	to	7.28%
2015	1.50%	to	2.50%	34,516	14.65	to	13.27	485,161	0.91%	-7.41%	to	-8.35%
2014	1.50%	to	2.50%	36,293	15.83	to	14.48	553,146	0.63%	6.23%	to	5.15%
2013	1.50%	to	2.50%	42,811	14.90	to	13.78	616,753	1.26%	27.00%	to	25.71%
VI Equity and Income Fund - Series I Shares (IVKEI1)
2017	0.95%	to	1.70%	29,424	16.58	to	15.76	479,522	2.15%	9.98%	to	9.15%
2016	0.95%	to	1.70%	20,133	15.07	to	14.44	298,616	2.07%	14.03%	to	13.17%
2015	0.95%	to	1.70%	18,079	13.22	to	12.76	235,344	2.41%	-3.22%	to	-3.95%
2014	0.95%	to	1.70%	25,674	13.66	to	13.28	347,063	1.80%	8.00%	to	7.18%
2013	0.95%	to	1.70%	25,948	12.65	to	12.39	325,654	1.77%	23.99%	to	23.06%
VI Global Health Care Fund - Series I Shares (IVHS)
2017	0.95%	to	1.20%	13,070	23.01	to	22.35	295,183	0.35%	14.71%	to	14.44%
2016	0.95%	to	1.20%	16,171	20.06	to	19.53	318,961	0.00%	12.29%	to	12.54%
2015	0.95%	to	1.20%	19,240	22.87	to	22.33	433,522	0.00%	2.19%	to	1.96%
2014	0.95%	to	1.20%	20,201	22.38	to	21.90	446,575	0.00%	18.54%	to	18.19%
2013	0.95%	to	1.20%	16,890	18.88	to	18.53	315,457	0.75%	39.21%	to	38.86%
VI Global Real Estate Fund - Series I Shares (IVRE)
2017	0.95%	to	1.30%	14,768	15.00	to	14.40	217,119	2.93%	11.94%	to	11.63%
2016	0.95%	to	1.30%	17,134	13.40	to	12.90	225,224	1.63%	-1.13%	to	-0.70%
2015	0.95%	to	1.30%	18,254	13.25	to	12.81	237,992	3.21%	-2.43%	to	-2.81%
2014	0.95%	to	1.30%	22,119	13.58	to	13.18	296,027	1.62%	13.55%	to	13.13%
2013	0.95%	to	1.30%	23,003	11.96	to	11.65	271,759	3.07%	1.74%	to	1.38%
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2017	0.95%	to	1.75%	30,149	15.82	to	15.11	472,560	0.32%	13.57%	to	12.65%
2016	0.95%	to	1.75%	30,540	13.93	to	13.41	422,158	0.00%	12.09%	to	11.19%
2015	0.95%	to	1.75%	27,780	12.43	to	12.06	342,907	0.11%	-5.19%	to	-5.96%
2014	0.95%	to	1.75%	27,245	13.11	to	12.83	355,494	0.00%	3.18%	to	2.35%
2013	0.95%	to	1.75%	27,191	12.70	to	12.53	344,396	0.69%	27.24%	to	26.22%
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2017	0.95%	to	2.20%	70,739	17.00	to	15.82	1,178,579	0.00%	20.98%	to	19.46%
2016	0.95%	to	2.20%	57,671	14.05	to	13.24	797,324	0.00%	-0.38%	to	-1.63%
2015	0.95%	to	2.45%	94,924	14.10	to	13.33	1,326,271	0.00%	0.08%	to	-1.43%
2014	0.95%	to	2.45%	83,158	14.09	to	13.53	1,163,228	0.00%	6.67%	to	5.05%
2013	0.95%	to	2.20%	98,422	13.21	to	12.93	1,293,616	0.24%	35.31%	to	33.60%
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2017	0.95%	to	2.20%	592,502	32.75	to	27.54	18,977,914	0.81%	12.69%	to	11.27%
2016	0.95%	to	2.20%	694,073	29.06	to	24.75	19,746,585	0.86%	13.61%	to	12.18%
2015	0.95%	to	2.20%	746,110	25.58	to	22.06	18,730,612	1.00%	-3.58%	to	-4.80%
2014	0.95%	to	2.20%	812,154	26.53	to	23.17	21,157,794	0.79%	14.01%	to	12.58%
2013	0.95%	to	2.20%	870,361	23.27	to	20.58	19,889,406	1.04%	31.04%	to	29.39%
Flexible Bond Portfolio: Service Shares (JAFBS)
2017	0.95%	to	1.65%	206,960	10.17	to	9.98	2,096,413	2.57%	2.37%	to	1.65%
2016	0.95%	to	1.65%	184,707	9.93	to	9.82	1,831,025	2.78%	1.25%	to	0.54%
2015	0.95%	to	1.60%	90,278	9.81	to	9.77	884,629	1.78%	-1.91%	to	-2.34%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Forty Portfolio: Service Shares (JACAS)
2017	0.95%	to	2.25%	3,950,208	$32.63	to	$18.01	$87,500,015	0.00%	28.76%	to	27.08%
2016	0.95%	to	2.25%	4,485,820	17.72	to	14.17	77,285,106	0.87%	0.98%	to	-0.35%
2015	0.95%	to	2.20%	5,373,132	17.55	to	14.34	91,814,219	1.21%	10.87%	to	9.47%
2014	0.95%	to	2.25%	5,834,092	22.91	to	13.00	90,055,321	0.03%	7.44%	to	6.03%
2013	0.95%	to	2.25%	6,674,039	14.73	to	12.26	96,052,947	0.59%	29.64%	to	27.94%
Global Technology Portfolio: Service Shares (JAGTS)
2017	0.95%	to	2.20%	2,948,561	13.47	to	10.73	38,609,887	0.44%	43.54%	to	41.74%
2016	0.95%	to	2.20%	2,960,362	9.39	to	7.57	27,046,770	0.09%	12.77%	to	11.35%
2015	0.95%	to	2.20%	3,468,814	8.32	to	6.80	28,142,322	0.78%	3.61%	to	2.34%
2014	0.95%	to	2.20%	3,717,902	8.03	to	6.64	29,175,387	0.00%	8.31%	to	6.94%
2013	0.95%	to	2.20%	4,420,916	7.41	to	6.21	32,082,981	0.00%	34.10%	to	32.41%
Overseas Portfolio: Service Shares (JAIGS)
2017	0.95%	to	2.20%	3,370,989	14.35	to	11.43	46,974,710	1.59%	29.57%	to	27.94%
2016	0.95%	to	2.20%	3,831,773	11.08	to	8.93	41,290,767	4.95%	-7.59%	to	-8.75%
2015	0.95%	to	2.20%	4,364,194	11.99	to	9.79	50,989,446	0.50%	-9.67%	to	-10.81%
2014	0.95%	to	2.20%	4,980,693	13.27	to	10.98	64,553,443	5.74%	-12.93%	to	-14.04%
2013	0.95%	to	2.20%	5,797,336	15.24	to	12.77	86,421,163	3.05%	13.20%	to	11.77%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2017	0.95%	to	1.60%	376,424	11.37	to	11.09	4,262,700	1.76%	26.62%	to	25.79%
2016	0.95%	to	1.65%	310,974	8.98	to	8.81	2,781,792	1.37%	19.64%	to	18.79%
2015	0.95%	to	1.40%	158,404	7.50	to	7.45	1,187,066	1.24%	-20.82%	to	-21.18%
2014	0.95%	to	1.55%	119,098	9.48	to	9.44	1,127,190	3.07%	-5.24%	to	-5.63%	****
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2017	0.95%	to	1.40%	45,811	10.29	to	10.21	469,959	2.71%	2.88%	to	2.41%
2016	0.95%	to	1.80%	32,148	10.00	to	9.94	320,947	3.58%	-0.02%	to	-0.59%	****
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series - Service Class (MMCGSC)
2017	1.50%	to	2.60%	36,826	20.26	to	17.00	700,600	0.00%	24.78%	to	23.39%
2016	1.50%	to	2.60%	46,527	16.24	to	13.77	716,060	0.00%	3.05%	to	1.90%
2015	1.50%	to	2.60%	64,299	15.76	to	13.52	966,597	0.00%	2.87%	to	1.72%
2014	1.50%	to	2.60%	76,594	15.32	to	13.29	1,122,629	0.00%	6.93%	to	5.74%
2013	1.50%	to	2.60%	91,207	14.33	to	12.57	1,255,615	0.00%	35.16%	to	33.65%
New Discovery Series - Service Class (MNDSC)
2017	0.95%	to	2.45%	91,074	17.17	to	22.39	1,671,828	0.00%	25.14%	to	23.25%
2016	0.95%	to	2.45%	90,814	13.72	to	18.17	1,353,250	0.00%	7.77%	to	6.14%
2015	0.95%	to	2.45%	115,987	12.74	to	17.11	1,617,222	0.00%	-3.08%	to	-4.54%
2014	0.95%	to	2.45%	137,537	13.14	to	17.93	1,994,989	0.00%	-8.37%	to	-9.76%
2013	0.95%	to	2.45%	254,247	14.34	to	19.87	3,970,427	0.00%	39.88%	to	37.76%
Value Series - Service Class (MVFSC)
2017	0.95%	to	2.60%	1,716,544	22.43	to	22.95	38,580,631	1.73%	16.24%	to	14.31%
2016	0.95%	to	2.60%	1,996,361	19.30	to	20.08	38,626,135	1.87%	12.70%	to	10.83%
2015	0.95%	to	2.60%	1,981,083	17.12	to	18.12	34,071,884	2.07%	-1.88%	to	-3.51%
2014	0.95%	to	2.60%	2,197,403	17.45	to	18.78	38,562,182	1.32%	9.16%	to	7.34%
2013	0.95%	to	2.60%	2,507,162	15.99	to	17.49	40,457,138	1.00%	34.31%	to	32.07%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2017	0.95%	to	2.60%	1,089,314	26.22	to	18.24	22,277,408	1.35%	25.62%	to	23.53%
2016	0.95%	to	2.60%	1,120,560	16.51	to	14.76	18,278,255	1.16%	2.86%	to	1.15%
2015	0.95%	to	2.60%	1,208,379	16.05	to	14.60	19,199,545	1.76%	5.31%	to	3.56%
2014	0.95%	to	2.60%	1,049,003	15.24	to	14.10	15,833,143	1.83%	0.17%	to	-1.50%
2013	0.95%	to	2.60%	907,244	15.22	to	14.31	13,708,791	1.42%	26.42%	to	24.32%
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
2017	0.95%	to	1.85%	105,157	10.47	to	10.22	1,094,370	2.34%	11.48%	to	10.47%
2016	0.95%	to	1.85%	104,089	9.39	to	9.25	973,896	4.02%	13.88%	to	12.85%
2015	0.95%	to	1.20%	8,845	8.25	to	8.23	72,897	1.36%	-17.55%	to	-17.69%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2017	0.95%	to	2.20%	356,269	14.55	to	12.55	5,025,166	3.09%	5.24%	to	3.91%
2016	0.95%	to	2.20%	362,770	13.83	to	12.07	4,869,447	1.95%	5.11%	to	3.78%
2015	0.95%	to	2.20%	336,605	13.15	to	11.63	4,277,688	3.14%	-1.59%	to	-2.84%
2014	0.95%	to	2.20%	330,800	13.37	to	11.97	4,304,578	3.70%	6.83%	to	5.48%
2013	0.95%	to	1.85%	163,990	12.51	to	11.67	2,009,490	3.80%	-1.26%	to	-2.16%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2017	1.50%	to	2.60%	40,685	$13.82	to	$11.72	$525,773	2.91%	4.31%	to	3.15%
2016	1.50%	to	2.60%	40,850	13.25	to	11.36	508,233	1.66%	4.28%	to	3.12%
2015	1.50%	to	2.60%	41,530	12.70	to	11.02	497,794	3.50%	-2.32%	to	-3.41%
2014	1.50%	to	2.60%	61,442	13.00	to	11.41	764,445	2.81%	5.95%	to	4.77%
2013	1.50%	to	2.60%	58,862	12.27	to	10.89	693,444	3.46%	-2.07%	to	-3.17%
Emerging Markets Debt Portfolio - Class I (MSEM)
2017	0.95%	to	2.15%	123,055	34.45	to	32.63	4,996,238	5.42%	8.67%	to	7.36%
2016	0.95%	to	2.15%	141,984	31.70	to	30.39	5,303,193	5.51%	9.51%	to	8.18%
2015	0.95%	to	2.15%	159,150	28.95	to	28.09	5,415,071	5.29%	-2.06%	to	-3.24%
2014	0.95%	to	2.15%	180,466	29.56	to	29.03	6,240,026	5.39%	1.95%	to	0.71%
2013	0.95%	to	2.15%	213,062	28.99	to	28.83	7,231,044	4.01%	-9.62%	to	-10.71%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
2017	1.60%	to	1.75%	3,504	16.17	to	15.74	55,248	0.00%	36.55%	to	36.34%
2016	1.60%	to	1.75%	3,555	11.84	to	11.55	41,106	0.00%	-10.24%	to	-10.37%
2015	1.60%	to	1.75%	3,622	13.19	to	12.88	46,737	0.00%	-7.40%	to	-7.54%
2014	1.60%	to	1.75%	3,677	14.25	to	13.93	51,298	0.00%	0.34%	to	0.18%
2013	1.60%	to	1.75%	3,737	14.20	to	13.91	52,021	0.37%	35.29%	to	35.08%
U.S. Real Estate Portfolio - Class I (MSVRE)
2017	1.60%	to	1.75%	21,182	49.12	to	43.55	1,017,453	1.44%	1.46%	to	1.31%
2016	1.60%	to	1.75%	21,611	48.41	to	42.99	1,015,490	1.34%	5.11%	to	4.95%
2015	1.60%	to	1.75%	21,115	47.83	to	0.00	951,516	1.36%	0.79%	to	0.00%
2014	1.60%	to	1.75%	22,531	45.81	to	40.80	1,010,087	1.47%	27.65%	to	27.45%
2013	1.60%	to	1.75%	24,549	35.89	to	32.01	855,806	1.19%	0.42%	to	0.27%
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2017	0.95%	to	1.20%	20,215	13.24	to	13.12	266,330	0.98%	20.54%	to	20.24%
2016	0.95%	to	1.40%	19,769	10.98	to	10.86	216,558	0.58%	9.00%	to	8.51%
2015	0.95%	to	1.40%	50,838	10.08	to	10.01	511,378	4.49%	-0.81%	to	-1.26%
2014	0.95%	to	1.55%	8,825	10.16	to	10.13	89,574	2.10%	1.58%	to	1.29%	****
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
2017	0.95%	to	1.45%	59,824	12.07	to	11.87	719,062	2.07%	16.44%	to	15.85%
2016	0.95%	to	1.45%	47,083	10.37	to	10.24	486,489	0.00%	7.52%	to	6.98%
2015	0.95%	to	1.40%	18,423	9.64	to	9.58	177,523	2.32%	-3.18%	to	-3.62%
2014	0.95%	to	1.00%	8,915			9.96	88,798	1.67%			-0.41%	****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2017	0.95%	to	2.20%	4,193,729	28.31	to	25.37	116,958,440	1.63%	7.65%	to	6.29%
2016	0.95%	to	2.20%	4,807,368	26.30	to	23.86	124,758,156	2.32%	19.30%	to	17.80%
2015	0.95%	to	2.20%	5,407,882	22.05	to	20.26	117,824,510	2.34%	-5.18%	to	-6.38%
2014	0.95%	to	2.25%	6,143,389	23.25	to	21.58	141,441,257	1.96%	12.04%	to	10.57%
2013	0.95%	to	2.25%	7,014,850	20.75	to	19.51	144,368,536	1.82%	30.65%	to	28.93%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2017	1.50%	to	2.60%	73,857	26.55	to	24.09	1,899,112	1.50%	6.82%	to	5.63%
2016	1.50%	to	2.60%	82,150	24.85	to	22.80	1,985,540	2.15%	18.41%	to	17.10%
2015	1.50%	to	2.60%	99,337	20.99	to	19.47	2,035,516	2.16%	-5.88%	to	-6.93%
2014	1.50%	to	2.60%	112,628	22.30	to	20.92	2,461,761	1.77%	11.25%	to	10.01%
2013	1.50%	to	2.60%	135,281	20.04	to	19.02	2,665,192	1.63%	29.70%	to	28.25%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2017	0.95%	to	2.20%	3,184,059	18.75	to	16.17	58,336,639	1.13%	14.70%	to	13.25%
2016	0.95%	to	2.20%	3,102,376	16.35	to	14.28	49,628,430	1.96%	7.97%	to	6.61%
2015	0.95%	to	2.20%	3,137,242	15.14	to	13.39	46,561,740	1.41%	0.02%	to	-1.24%
2014	0.95%	to	2.20%	3,245,900	15.14	to	13.56	48,304,290	0.95%	3.99%	to	2.68%
2013	0.95%	to	2.20%	3,225,592	14.56	to	13.21	46,246,667	1.35%	22.11%	to	20.57%
American Funds NVIT Bond Fund - Class II (GVABD2)
2017	0.95%	to	1.85%	885,842	12.48	to	11.22	10,849,257	1.17%	2.23%	to	1.31%
2016	0.95%	to	1.85%	1,010,693	12.21	to	11.08	12,114,703	2.45%	1.68%	to	0.76%
2015	0.95%	to	1.85%	1,120,166	12.01	to	10.99	13,235,992	1.33%	-1.18%	to	-2.08%
2014	0.95%	to	1.85%	1,158,387	12.15	to	11.23	13,871,458	1.21%	3.98%	to	3.04%
2013	0.95%	to	1.85%	1,315,739	11.68	to	10.89	15,176,840	1.59%	-3.50%	to	-4.38%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2017	0.95%	to	1.95%	1,207,920	$21.75	to	$19.33	$25,717,194	0.71%	29.73%	to	28.42%
2016	0.95%	to	1.95%	1,221,489	16.77	to	15.05	20,066,993	1.47%	-0.76%	to	-1.76%
2015	0.95%	to	1.95%	1,305,662	16.90	to	15.32	21,645,512	0.66%	5.53%	to	4.47%
2014	0.95%	to	1.95%	1,373,880	16.01	to	14.66	21,632,871	0.69%	0.87%	to	-0.15%
2013	0.95%	to	1.95%	1,583,720	15.87	to	14.69	24,775,951	0.38%	27.42%	to	26.13%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2017	0.95%	to	1.95%	1,649,730	22.07	to	19.61	35,689,309	0.31%	26.59%	to	25.31%
2016	0.95%	to	2.05%	1,683,521	17.44	to	15.48	28,793,044	0.22%	8.03%	to	6.83%
2015	0.95%	to	2.05%	2,077,908	16.14	to	14.49	32,968,172	0.71%	5.42%	to	4.25%
2014	0.95%	to	2.05%	2,547,233	15.31	to	13.90	38,381,085	0.45%	7.04%	to	5.85%
2013	0.95%	to	2.05%	3,111,350	14.31	to	13.13	43,904,661	0.32%	28.38%	to	26.95%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2017	0.95%	to	1.65%	1,282,879	18.43	to	17.09	23,241,011	1.37%	20.77%	to	19.92%
2016	0.95%	to	2.20%	1,438,303	15.26	to	13.50	21,618,630	1.17%	10.03%	to	8.65%
2015	0.95%	to	2.20%	1,476,294	13.87	to	12.42	20,196,414	0.85%	0.13%	to	-1.14%
2014	0.95%	to	2.20%	1,516,576	13.85	to	12.57	20,751,976	0.81%	9.18%	to	7.80%
2013	0.95%	to	2.20%	1,473,478	12.69	to	11.66	18,495,773	1.07%	31.71%	to	30.04%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2017	0.95%	to	2.20%	1,363,436	26.35	to	18.49	34,251,715	5.30%	5.75%	to	4.41%
2016	0.95%	to	2.20%	1,520,099	24.92	to	17.71	36,143,274	5.29%	13.07%	to	11.65%
2015	0.95%	to	2.20%	1,719,022	22.04	to	15.86	36,301,313	5.11%	-3.53%	to	-4.75%
2014	0.95%	to	2.20%	1,849,112	22.84	to	16.65	40,536,442	5.53%	1.58%	to	0.29%
2013	0.95%	to	2.20%	1,046,197	22.49	to	16.60	22,597,680	6.10%	6.06%	to	4.72%
NVIT Emerging Markets Fund - Class I (GEM)
2017	0.95%	to	2.05%	641,612	27.81	to	22.94	17,311,100	1.36%	40.16%	to	38.61%
2016	0.95%	to	2.05%	696,174	19.84	to	16.55	13,414,648	0.81%	6.70%	to	5.51%
2015	0.95%	to	2.05%	748,860	18.60	to	15.69	13,564,897	0.79%	-16.79%	to	-17.72%
2014	0.95%	to	2.05%	911,864	22.35	to	19.06	19,862,295	1.25%	-6.40%	to	-7.44%
2013	0.95%	to	2.05%	38,605	23.88	to	20.60	906,322	1.15%	-0.21%	to	-1.32%
NVIT Emerging Markets Fund - Class II (GEM2)
2017	1.50%	to	2.60%	34,394	11.70	to	11.22	396,709	0.95%	39.11%	to	37.56%
2016	1.50%	to	2.60%	31,697	8.41	to	8.16	263,372	0.78%	5.87%	to	4.69%
2015	1.50%	to	2.60%	37,156	7.94	to	7.79	293,141	0.48%	-17.49%	to	-18.41%
2014	1.50%	to	2.60%	35,753	9.63	to	9.55	343,293	0.86%	-3.74%	to	-4.47%	****
NVIT International Equity Fund - Class I (GIG)
2017	0.95%	to	2.20%	1,176,045	17.51	to	14.07	20,029,106	1.69%	26.25%	to	24.66%
2016	0.95%	to	2.20%	1,288,847	13.87	to	11.29	17,405,223	2.14%	-0.09%	to	-1.34%
2015	0.95%	to	2.20%	1,425,884	13.88	to	11.44	19,324,035	0.48%	-4.01%	to	-5.19%
2014	0.95%	to	2.20%	1,577,345	14.46	to	12.07	22,322,359	2.91%	-1.39%	to	-2.64%
2013	0.95%	to	2.05%	388,288	14.66	to	12.65	5,598,112	0.51%	16.71%	to	15.42%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2017	0.95%	to	2.20%	3,476,158	18.58	to	16.43	63,750,440	0.52%	23.67%	to	22.12%
2016	0.95%	to	2.20%	3,879,954	15.02	to	13.46	57,610,005	0.77%	12.53%	to	11.11%
2015	0.95%	to	2.20%	4,465,236	13.35	to	12.11	58,982,464	0.75%	-2.02%	to	-3.26%
2014	0.95%	to	2.20%	5,084,112	13.63	to	12.52	68,648,353	0.86%	5.59%	to	4.25%
2013	0.95%	to	2.20%	5,881,810	12.90	to	12.01	75,315,730	0.99%	42.45%	to	40.66%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2017	0.95%	to	1.40%	22,823	13.64	to	13.54	310,774	0.35%	23.58%	to	23.02%
2016	1.00%	to	1.40%	8,239	11.03	to	11.00	90,768	0.09%	10.33%	to	10.03%	****
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2017	0.95%	to	1.75%	193,489	19.75	to	18.27	3,768,173	0.62%	17.49%	to	16.55%
2016	0.95%	to	1.75%	205,173	16.81	to	15.67	3,403,609	0.76%	9.07%	to	8.19%
2015	0.95%	to	1.75%	262,210	15.42	to	14.49	3,993,778	0.82%	-1.27%	to	-2.07%
2014	0.95%	to	1.75%	290,579	15.61	to	14.79	4,492,026	0.80%	9.55%	to	8.67%
2013	0.95%	to	1.75%	419,199	14.25	to	13.61	5,930,267	0.77%	37.45%	to	36.34%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2017	0.95%	to	1.75%	176,957	$16.30	to	$15.07	$2,838,600	1.05%	18.66%	to	17.71%
2016	0.95%	to	1.75%	220,485	13.73	to	12.80	2,990,117	2.28%	7.34%	to	6.47%
2015	0.95%	to	1.75%	257,630	12.80	to	12.02	3,257,462	2.68%	-2.69%	to	-3.47%
2014	0.95%	to	1.75%	274,908	13.15	to	12.46	3,577,545	2.09%	3.50%	to	2.67%
2013	0.95%	to	1.75%	262,726	12.70	to	12.13	3,307,973	1.30%	28.25%	to	27.21%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2017	0.95%	to	1.90%	701,610	14.85	to	13.53	10,238,599	2.15%	10.99%	to	9.93%
2016	0.95%	to	1.90%	597,223	13.38	to	12.31	7,878,900	2.38%	5.10%	to	4.10%
2015	0.95%	to	1.90%	744,569	12.73	to	11.83	9,364,691	2.62%	-2.00%	to	-2.94%
2014	0.95%	to	1.90%	804,875	12.99	to	12.19	10,348,189	2.23%	3.31%	to	2.32%
2013	0.95%	to	1.90%	884,824	12.58	to	11.91	11,034,496	1.66%	13.57%	to	12.48%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2017	0.95%	to	1.65%	312,542	15.78	to	14.74	4,854,364	1.52%	14.71%	to	13.90%
2016	0.95%	to	1.65%	400,907	13.76	to	12.94	5,442,239	2.58%	6.30%	to	5.56%
2015	0.95%	to	1.80%	490,367	12.94	to	12.11	6,256,010	3.07%	-2.27%	to	-3.10%
2014	0.95%	to	1.80%	485,410	13.24	to	12.50	6,351,578	2.40%	3.70%	to	2.81%
2013	0.95%	to	1.80%	523,330	12.77	to	12.16	6,608,536	1.56%	20.09%	to	19.06%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2017	0.95%	to	1.65%	511,341	13.15	to	12.28	6,582,106	2.13%	5.35%	to	4.61%
2016	0.95%	to	1.65%	541,972	12.48	to	11.74	6,604,828	2.30%	3.62%	to	2.89%
2015	0.95%	to	1.80%	630,392	12.04	to	11.27	7,446,488	2.07%	-1.68%	to	-2.52%
2014	0.95%	to	1.80%	666,519	12.25	to	11.57	8,020,213	2.23%	2.35%	to	1.48%
2013	0.95%	to	1.80%	626,630	11.97	to	11.41	7,404,662	1.79%	3.94%	to	3.07%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2017	0.95%	to	1.80%	985,950	15.36	to	14.13	14,878,213	1.73%	12.89%	to	11.92%
2016	0.95%	to	1.80%	1,130,892	13.61	to	12.63	15,145,689	2.55%	5.73%	to	4.82%
2015	0.95%	to	1.80%	1,367,417	12.87	to	12.05	17,367,376	2.75%	-2.01%	to	-2.85%
2014	0.95%	to	1.80%	1,539,548	13.13	to	12.40	19,978,803	2.32%	3.58%	to	2.69%
2013	0.95%	to	1.80%	1,734,862	12.68	to	12.07	21,785,350	1.63%	16.69%	to	15.68%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2017	0.95%	to	1.90%	335,200	16.01	to	14.59	5,289,274	1.45%	16.95%	to	15.83%
2016	0.95%	to	1.90%	407,672	13.69	to	12.60	5,514,043	2.48%	6.57%	to	5.55%
2015	0.95%	to	1.90%	498,620	12.85	to	11.93	6,333,261	2.89%	-2.44%	to	-3.38%
2014	0.95%	to	1.90%	598,430	13.17	to	12.35	7,804,435	2.47%	3.57%	to	2.58%
2013	0.95%	to	1.60%	583,495	12.72	to	12.25	7,357,270	1.46%	23.10%	to	22.29%
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2017	0.95%	to	1.85%	358,726	14.34	to	13.13	5,062,201	1.82%	8.84%	to	7.86%
2016	0.95%	to	1.85%	443,795	13.18	to	12.18	5,765,546	2.36%	4.99%	to	4.04%
2015	0.95%	to	1.85%	566,754	12.55	to	11.70	7,026,715	2.37%	-2.01%	to	-2.90%
2014	0.95%	to	1.85%	631,852	12.81	to	12.05	8,008,410	2.25%	3.09%	to	2.16%
2013	0.95%	to	1.85%	706,326	12.42	to	11.80	8,694,013	1.68%	10.18%	to	9.18%
NVIT Core Bond Fund - Class I (NVCBD1)
2017	0.95%	to	1.75%	383,241	13.65	to	12.62	5,126,676	2.91%	3.41%	to	2.57%
2016	0.95%	to	1.75%	424,477	13.20	to	12.30	5,506,918	2.83%	4.35%	to	3.51%
2015	0.95%	to	1.80%	456,419	12.65	to	11.84	5,687,351	2.87%	-1.66%	to	-2.51%
2014	0.95%	to	1.70%	517,257	12.86	to	12.23	6,574,042	2.75%	4.06%	to	3.27%
2013	0.95%	to	1.95%	465,087	12.36	to	11.67	5,694,245	1.94%	-2.84%	to	-3.82%
NVIT Core Bond Fund - Class II (NVCBD2)
2017	1.50%	to	2.50%	50,279	12.61	to	11.43	607,095	2.77%	2.62%	to	1.58%
2016	1.50%	to	2.50%	51,050	12.29	to	11.25	603,342	2.78%	3.43%	to	2.39%
2015	1.50%	to	2.50%	53,901	11.88	to	10.99	619,561	2.78%	-2.37%	to	-3.36%
2014	1.50%	to	2.50%	53,208	12.17	to	11.37	629,055	2.38%	3.11%	to	2.06%
2013	1.50%	to	2.50%	60,013	11.80	to	11.14	690,858	2.07%	-3.60%	to	-4.58%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2017	0.95%	to	1.60%	273,409	$14.19	to	$13.31	$3,812,912	2.29%	2.78%	to	2.11%
2016	0.95%	to	1.65%	288,743	13.80	to	12.98	3,930,374	2.62%	2.36%	to	1.64%
2015	0.95%	to	1.65%	339,642	13.49	to	12.77	4,526,551	1.44%	-1.46%	to	-2.16%
2014	0.95%	to	1.65%	382,835	13.69	to	13.06	5,184,723	2.12%	3.89%	to	3.15%
2013	0.95%	to	1.65%	390,927	13.18	to	12.66	5,102,318	1.46%	-2.98%	to	-3.67%
NVIT Nationwide Fund - Class I (TRF)
2017	0.95%	to	2.20%	3,956,705	26.95	to	16.59	104,600,457	0.99%	19.38%	to	17.88%
2016	0.95%	to	2.20%	4,424,081	22.57	to	14.07	98,043,019	1.39%	10.33%	to	8.95%
2015	0.95%	to	2.20%	5,044,404	20.46	to	12.92	101,343,892	1.18%	-0.02%	to	-1.29%
2014	0.95%	to	2.20%	5,723,696	20.46	to	13.09	115,085,837	1.15%	11.08%	to	9.68%
2013	0.95%	to	2.20%	6,330,688	18.42	to	11.93	114,704,338	1.31%	29.86%	to	28.22%
NVIT Nationwide Fund - Class II (TRF2)
2017	1.50%	to	2.60%	16,733	21.92	to	18.39	341,511	0.76%	18.45%	to	17.13%
2016	1.50%	to	2.60%	18,203	18.51	to	15.70	315,937	1.16%	9.50%	to	8.28%
2015	1.50%	to	2.60%	19,398	16.91	to	14.50	309,663	1.00%	-0.85%	to	-1.96%
2014	1.50%	to	2.60%	19,202	17.05	to	14.79	311,516	0.85%	10.14%	to	8.91%
2013	1.50%	to	2.60%	31,548	15.48	to	13.58	468,595	1.03%	28.83%	to	27.39%
NVIT Government Bond Fund - Class I (GBF)
2017	0.95%	to	2.20%	5,000,192	18.99	to	13.85	87,797,343	2.04%	1.12%	to	-0.16%
2016	0.95%	to	2.20%	5,660,653	18.78	to	13.87	98,589,509	1.80%	-0.21%	to	-1.47%
2015	0.95%	to	2.25%	6,561,577	18.82	to	14.47	114,597,295	1.69%	-1.06%	to	-2.36%
2014	0.95%	to	2.25%	7,386,998	19.02	to	14.41	130,809,960	1.94%	3.58%	to	2.22%
2013	0.95%	to	2.25%	8,535,517	18.36	to	14.49	146,192,451	1.82%	-4.97%	to	-6.21%
NVIT Government Bond Fund - Class II (GBF2)
2017	1.50%	to	2.60%	121,441	13.11	to	11.00	1,506,699	1.74%	0.31%	to	-0.81%
2016	1.50%	to	2.60%	145,340	13.07	to	11.09	1,810,827	1.49%	-1.02%	to	-2.12%
2015	1.50%	to	2.60%	170,703	13.21	to	11.33	2,160,512	1.36%	-1.87%	to	-2.96%
2014	1.50%	to	2.60%	224,490	13.46	to	11.68	2,915,813	1.69%	2.75%	to	1.60%
2013	1.50%	to	2.60%	273,240	13.10	to	11.49	3,454,451	1.56%	-5.69%	to	-6.75%
NVIT International Index Fund - Class VIII (GVIX8)
2017	0.95%	to	1.80%	411,395	12.17	to	11.00	4,912,343	2.50%	23.28%	to	22.22%
2016	0.95%	to	1.85%	401,954	9.87	to	8.95	3,900,033	2.43%	-0.43%	to	-1.33%
2015	0.95%	to	1.85%	393,493	9.91	to	9.08	3,842,420	1.89%	-2.33%	to	-3.21%
2014	0.95%	to	1.85%	412,989	10.15	to	9.38	4,139,415	2.96%	-7.08%	to	-7.92%
2013	0.95%	to	1.85%	387,529	10.92	to	10.18	4,197,112	2.79%	19.86%	to	18.77%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2017	0.95%	to	2.60%	1,294,829	25.29	to	19.35	31,356,055	1.49%	17.31%	to	15.36%
2016	0.95%	to	2.60%	1,498,445	21.56	to	16.77	31,094,074	1.61%	8.43%	to	6.63%
2015	0.95%	to	2.60%	1,757,737	19.88	to	15.73	33,819,088	1.36%	-1.94%	to	-3.57%
2014	0.95%	to	2.60%	2,070,090	20.27	to	16.31	40,593,019	1.62%	3.99%	to	2.26%
2013	0.95%	to	2.60%	2,356,559	19.50	to	15.95	44,506,142	1.62%	26.04%	to	23.94%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2017	0.95%	to	1.80%	494,909	18.17	to	16.86	8,868,990	1.87%	10.08%	to	9.14%
2016	0.95%	to	1.80%	498,125	16.50	to	15.45	8,121,310	1.96%	5.30%	to	4.39%
2015	0.95%	to	1.80%	491,714	15.67	to	14.80	7,629,205	1.75%	-1.12%	to	-1.97%
2014	0.95%	to	1.80%	449,613	15.85	to	15.10	7,074,372	1.75%	3.59%	to	2.70%
2013	0.95%	to	1.80%	420,303	15.30	to	14.70	6,390,506	1.79%	12.35%	to	0.00%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2017	0.95%	to	2.00%	63,363	21.65	to	19.74	1,344,242	1.61%	13.72%	to	12.52%
2016	0.95%	to	2.00%	83,579	19.04	to	17.55	1,570,755	1.66%	6.72%	to	5.59%
2015	0.95%	to	1.85%	101,560	17.84	to	16.79	1,790,957	1.50%	-1.48%	to	-2.37%
2014	0.95%	to	1.85%	107,897	18.11	to	17.20	1,937,760	1.91%	4.21%	to	3.27%
2013	0.95%	to	1.75%	94,238	17.38	to	16.73	1,626,597	1.96%	18.36%	to	17.40%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2017	0.95%	to	2.60%	1,727,304	15.93	to	12.19	26,427,530	1.94%	4.68%	to	2.94%
2016	0.95%	to	2.60%	1,895,299	15.22	to	11.84	27,778,198	1.91%	3.28%	to	1.56%
2015	0.95%	to	2.60%	2,147,267	14.74	to	11.66	30,602,286	1.75%	-0.69%	to	-2.34%
2014	0.95%	to	2.60%	2,251,040	14.84	to	11.94	32,389,269	1.74%	2.90%	to	1.19%
2013	0.95%	to	2.60%	2,653,700	14.42	to	11.80	37,164,122	1.58%	3.84%	to	2.11%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2017	0.95%	to	2.60%	7,133,706	$21.28	to	$16.28	$145,922,038	1.71%	11.86%	to	10.00%
2016	0.95%	to	2.60%	8,079,825	19.02	to	14.80	148,041,485	1.81%	6.13%	to	4.37%
2015	0.95%	to	2.60%	9,244,029	16.00	to	14.18	160,054,675	1.54%	-1.30%	to	-2.93%
2014	0.95%	to	2.60%	10,464,725	18.16	to	14.61	184,068,455	1.64%	4.18%	to	2.45%
2013	0.95%	to	2.60%	11,870,761	17.43	to	14.26	200,837,375	1.62%	15.52%	to	13.60%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2017	0.95%	to	2.60%	3,462,537	23.86	to	18.26	79,258,670	1.59%	15.57%	to	13.65%
2016	0.95%	to	2.60%	3,865,814	20.65	to	16.07	76,729,526	1.74%	7.45%	to	5.67%
2015	0.95%	to	2.60%	4,250,681	19.22	to	15.21	78,662,663	1.39%	-1.67%	to	-3.31%
2014	0.95%	to	2.60%	4,924,918	19.54	to	15.73	92,865,838	1.64%	3.96%	to	2.23%
2013	0.95%	to	2.60%	5,587,916	18.80	to	15.38	101,518,872	1.64%	21.22%	to	19.20%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2017	0.95%	to	2.60%	2,187,800	18.82	to	14.41	39,410,299	1.80%	8.18%	to	6.38%
2016	0.95%	to	2.60%	2,496,325	17.40	to	13.54	41,668,958	1.83%	4.70%	to	2.96%
2015	0.95%	to	2.60%	2,841,434	16.62	to	13.15	45,394,237	1.57%	-0.98%	to	-2.63%
2014	0.95%	to	2.60%	3,283,505	16.78	to	13.51	53,147,007	1.74%	3.74%	to	2.02%
2013	0.95%	to	2.60%	3,709,734	16.18	to	13.24	58,032,917	1.67%	9.45%	to	7.62%
NVIT Mid Cap Index Fund - Class I (MCIF)
2017	0.95%	to	2.25%	1,643,097	54.33	to	32.19	91,852,571	1.05%	14.68%	to	13.18%
2016	0.95%	to	2.25%	1,848,872	47.38	to	28.45	90,245,600	1.20%	19.15%	to	17.59%
2015	0.95%	to	2.25%	2,107,833	39.76	to	24.19	86,407,096	1.05%	-3.47%	to	-4.73%
2014	0.95%	to	2.20%	2,362,695	41.19	to	29.70	100,523,919	1.02%	8.38%	to	7.01%
2013	0.95%	to	2.20%	2,680,803	38.00	to	27.75	105,294,643	1.09%	31.78%	to	30.12%
NVIT Money Market Fund - Class I (SAM)
2017	0.95%	to	2.60%	13,536,173	11.95	to	8.10	153,060,439	0.41%	0.00%	to	-2.18%
2016	0.95%	to	2.60%	14,175,040	12.01	to	8.28	161,471,288	0.01%	-0.94%	to	-2.59%
2015	0.95%	to	2.60%	15,081,802	12.13	to	8.50	173,918,158	0.00%	-0.95%	to	-2.60%
2014	0.95%	to	2.60%	16,141,538	12.24	to	8.72	188,032,825	0.00%	-0.95%	to	-2.60%
2013	0.95%	to	2.60%	15,167,273	12.36	to	8.96	179,273,814	0.00%	-0.95%	to	-2.60%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2017	0.95%	to	2.05%	1,740,538	22.07	to	20.04	37,912,438	1.23%	24.58%	to	23.20%
2016	0.95%	to	2.05%	1,896,293	17.72	to	16.26	33,210,472	1.42%	-3.05%	to	-4.12%
2015	0.95%	to	2.20%	2,150,022	18.27	to	16.79	38,901,498	0.69%	-1.46%	to	-2.68%
2014	0.95%	to	2.25%	2,436,877	18.54	to	10.80	44,798,766	1.54%	-1.95%	to	-3.24%
2013	0.95%	to	1.25%	10,333	18.91	to	18.64	194,118	1.71%	20.21%	to	19.85%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2017	0.95%	to	2.20%	525,430	10.79	to	10.30	5,624,727	2.64%	21.76%	to	20.23%
2016	0.95%	to	2.20%	611,501	8.86	to	8.57	5,388,667	2.95%	4.23%	to	2.92%
2015	0.95%	to	2.20%	693,243	8.50	to	8.32	5,875,407	1.22%	-6.02%	to	-7.21%
2014	0.95%	to	2.20%	814,889	9.05	to	8.97	7,363,608	1.77%	-9.52%	to	-10.30%	***
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2017	1.50%	to	2.60%	23,045	10.47	to	10.05	238,712	2.41%	20.70%	to	19.36%
2016	1.50%	to	2.60%	26,987	8.67	to	8.42	232,179	2.69%	3.41%	to	2.26%
2015	1.50%	to	2.60%	27,893	8.39	to	8.23	232,879	1.02%	-6.77%	to	-7.81%
2014	1.50%	to	2.60%	30,589	9.00	to	8.93	274,784	1.76%	-10.02%	to	-10.71%	***
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2017	0.95%	to	2.60%	1,059,923	20.13	to	17.11	20,724,657	0.34%	28.97%	to	26.83%
2016	0.95%	to	2.60%	1,226,707	15.61	to	13.49	18,606,754	0.81%	1.22%	to	-0.46%
2015	0.95%	to	2.60%	1,442,117	15.42	to	13.56	21,629,875	0.44%	2.45%	to	0.75%
2014	0.95%	to	2.60%	1,758,923	15.05	to	13.46	25,872,757	0.51%	9.39%	to	7.56%
2013	0.95%	to	2.60%	2,019,933	13.76	to	12.51	27,247,280	0.79%	33.46%	to	31.24%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2017	1.50%	to	2.60%	15,981	18.64	to	16.73	286,411	0.10%	27.94%	to	26.51%
2016	1.50%	to	2.60%	17,367	14.57	to	13.22	243,961	0.53%	0.46%	to	-0.65%
2015	1.50%	to	2.60%	24,414	14.50	to	13.31	342,434	0.22%	1.58%	to	0.45%
2014	1.50%	to	2.60%	28,077	14.28	to	13.25	389,438	0.22%	8.50%	to	7.28%
2013	1.50%	to	2.60%	35,708	13.16	to	12.35	459,833	0.46%	32.40%	to	30.92%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2017	0.95%	to	2.15%	363,889	$20.95	to	$19.08	$7,516,108	1.43%	13.45%	to	12.08%
2016	0.95%	to	2.15%	401,532	18.46	to	17.02	7,317,322	1.78%	15.25%	to	13.86%
2015	0.95%	to	2.15%	473,437	16.02	to	14.95	7,503,972	1.22%	-4.07%	to	-5.23%
2014	0.95%	to	2.20%	570,339	16.70	to	15.74	9,434,377	1.14%	9.47%	to	8.09%
2013	0.95%	to	2.25%	644,126	15.26	to	14.53	9,756,439	1.48%	34.15%	to	32.39%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2017	0.95%	to	2.60%	125,935	17.52	to	14.89	2,068,055	1.17%	13.28%	to	11.40%
2016	0.95%	to	2.60%	156,242	15.47	to	13.37	2,283,927	1.58%	14.95%	to	13.04%
2015	0.95%	to	2.60%	191,245	13.45	to	11.83	2,448,449	0.96%	-4.35%	to	-5.95%
2014	0.95%	to	2.60%	224,762	14.07	to	12.58	3,032,612	0.97%	9.20%	to	7.38%
2013	0.95%	to	2.60%	267,804	12.88	to	11.71	3,327,237	1.15%	33.74%	to	31.52%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2017	0.95%	to	2.20%	3,748,438	19.93	to	17.63	73,642,596	0.00%	26.53%	to	24.94%
2016	0.95%	to	2.20%	4,245,635	15.75	to	14.11	66,025,117	0.00%	5.46%	to	4.13%
2015	0.95%	to	2.20%	4,860,617	14.94	to	13.55	71,776,563	0.00%	-1.13%	to	-2.38%
2014	0.95%	to	2.25%	5,597,305	15.11	to	13.84	83,720,346	0.00%	3.05%	to	1.69%
2013	0.95%	to	2.25%	6,491,418	14.66	to	13.61	94,365,577	0.00%	37.63%	to	35.82%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2017	1.20%	to	2.10%	292,115	18.98	to	17.37	5,493,985	0.00%	26.00%	to	24.85%
2016	1.20%	to	2.10%	332,054	15.06	to	13.91	4,962,356	0.00%	4.79%	to	3.83%
2015	1.20%	to	2.10%	401,461	14.37	to	13.40	5,731,830	0.00%	-1.54%	to	-2.44%
2014	1.20%	to	2.10%	459,141	14.60	to	13.73	6,667,108	0.00%	2.48%	to	1.54%
2013	1.20%	to	2.10%	521,017	14.25	to	13.53	7,388,276	0.00%	36.94%	to	35.70%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2017	0.95%	to	2.20%	2,758,463	22.56	to	19.96	61,082,501	1.09%	12.76%	to	11.34%
2016	0.95%	to	2.20%	3,154,163	20.01	to	17.92	62,056,573	1.35%	16.48%	to	15.01%
2015	0.95%	to	2.20%	3,573,773	17.18	to	15.58	60,471,674	1.14%	-3.81%	to	-5.02%
2014	0.95%	to	2.20%	4,045,766	17.86	to	16.41	71,328,188	1.36%	15.91%	to	14.45%
2013	0.95%	to	2.20%	4,472,473	15.41	to	14.34	68,139,925	1.16%	34.39%	to	32.69%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2017	0.95%	to	2.20%	764,132	31.14	to	24.57	22,973,259	0.00%	23.74%	to	22.19%
2016	0.95%	to	2.20%	846,229	25.17	to	20.11	20,598,250	0.00%	7.28%	to	5.93%
2015	0.95%	to	2.20%	983,995	23.46	to	18.99	22,385,877	0.00%	-0.21%	to	-1.46%
2014	0.95%	to	2.20%	1,063,211	23.51	to	19.27	24,295,051	0.00%	1.83%	to	0.55%
2013	0.95%	to	2.20%	1,285,895	23.08	to	19.16	28,872,405	0.00%	42.92%	to	41.12%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2017	1.50%	to	2.60%	14,682	20.12	to	16.88	280,887	0.00%	22.78%	to	21.42%
2016	1.50%	to	2.60%	15,975	16.39	to	13.90	249,560	0.00%	6.44%	to	5.26%
2015	1.50%	to	2.60%	19,490	15.40	to	13.21	286,181	0.00%	-0.98%	to	-2.08%
2014	1.50%	to	2.60%	21,402	15.55	to	13.49	318,019	0.00%	1.00%	to	-0.13%
2013	1.50%	to	2.60%	23,563	15.40	to	13.50	347,438	0.00%	41.79%	to	40.21%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2017	0.95%	to	2.20%	1,488,525	69.49	to	40.41	86,787,431	0.49%	8.03%	to	6.67%
2016	0.95%	to	2.20%	1,729,499	48.17	to	37.89	93,395,599	0.63%	24.74%	to	23.17%
2015	0.95%	to	2.20%	1,933,652	38.61	to	30.76	83,854,503	0.67%	-6.92%	to	-8.09%
2014	0.95%	to	2.40%	2,196,959	41.48	to	28.14	102,625,965	0.51%	6.01%	to	4.45%
2013	0.95%	to	2.40%	2,567,355	39.13	to	26.94	113,265,857	0.81%	39.07%	to	37.03%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2017	1.50%	to	2.60%	30,246	27.16	to	22.78	774,588	0.26%	7.13%	to	5.93%
2016	1.50%	to	2.60%	36,060	25.36	to	21.50	869,727	0.49%	23.74%	to	22.36%
2015	1.50%	to	2.60%	36,300	20.49	to	17.58	711,830	0.48%	-7.70%	to	-8.73%
2014	1.50%	to	2.60%	34,791	22.20	to	19.26	741,372	0.29%	5.16%	to	3.99%
2013	1.50%	to	2.60%	43,328	21.11	to	18.52	881,477	0.61%	37.92%	to	36.39%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2017	0.95%	to	2.20%	1,736,039	$46.41	to	$37.89	$86,749,562	0.00%	12.41%	to	11.00%
2016	0.95%	to	2.20%	1,985,041	41.29	to	34.14	88,301,877	0.32%	21.67%	to	20.14%
2015	0.95%	to	2.20%	2,216,569	33.93	to	28.41	81,173,280	0.36%	-2.58%	to	-3.80%
2014	0.95%	to	2.20%	2,531,314	34.83	to	29.54	95,476,028	0.16%	0.14%	to	-1.40%
2013	0.95%	to	2.20%	2,883,522	34.88	to	29.96	108,877,931	0.13%	39.58%	to	37.81%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2017	1.50%	to	2.60%	39,132	28.72	to	24.09	1,059,078	0.00%	11.51%	to	10.26%
2016	1.50%	to	2.60%	44,028	25.75	to	21.84	1,070,391	0.10%	20.71%	to	19.37%
2015	1.50%	to	2.60%	55,762	21.34	to	18.30	1,129,265	0.12%	-3.37%	to	-4.45%
2014	1.50%	to	2.60%	75,243	22.08	to	19.15	1,593,743	0.00%	-0.95%	to	-2.06%
2013	1.50%	to	2.60%	86,298	22.29	to	19.55	1,848,534	0.13%	38.44%	to	36.90%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2017	0.95%	to	2.60%	1,786,833	21.31	to	15.40	36,878,896	4.65%	5.32%	to	3.57%
2016	0.95%	to	2.60%	1,929,344	20.24	to	14.87	37,893,831	3.22%	7.62%	to	5.83%
2015	0.95%	to	2.60%	2,169,533	18.80	to	14.05	39,648,718	1.92%	-3.84%	to	-5.42%
2014	0.95%	to	2.60%	2,511,214	19.55	to	14.85	47,730,587	3.07%	2.90%	to	1.18%
2013	0.95%	to	2.60%	2,677,616	19.00	to	14.68	49,520,067	3.22%	-2.06%	to	-3.70%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2017	0.95%	to	1.60%	562,719	10.89	to	10.22	6,069,271	1.52%	0.62%	to	-0.04%
2016	0.95%	to	1.60%	644,345	10.82	to	10.22	6,911,500	1.56%	1.52%	to	0.86%
2015	0.95%	to	1.60%	764,104	10.66	to	10.13	8,078,604	1.83%	-1.29%	to	-1.94%
2014	0.95%	to	1.65%	669,211	10.80	to	10.30	7,170,123	0.89%	-0.46%	to	-1.16%
2013	0.95%	to	1.65%	788,215	10.85	to	10.42	8,479,754	1.14%	-0.85%	to	-1.55%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2017	0.95%	to	2.20%	12,144,433	31.30	to	28.04	375,565,565	0.47%	26.11%	to	24.52%
2016	0.95%	to	2.20%	13,826,695	24.82	to	22.52	339,514,154	0.73%	2.65%	to	1.36%
2015	0.95%	to	2.20%	14,720,969	24.18	to	22.22	352,489,692	0.61%	4.09%	to	2.78%
2014	0.95%	to	2.40%	16,797,856	23.23	to	21.37	386,968,796	0.70%	7.77%	to	6.19%
2013	0.95%	to	2.40%	19,341,164	21.56	to	20.12	414,023,136	0.76%	35.40%	to	33.42%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2017	1.50%	to	2.60%	225,038	29.18	to	26.48	6,415,137	0.23%	25.17%	to	23.78%
2016	1.50%	to	2.60%	261,321	23.32	to	21.39	5,967,469	0.47%	1.78%	to	0.65%
2015	1.50%	to	2.60%	327,376	22.91	to	21.26	7,363,580	0.36%	3.25%	to	2.10%
2014	1.50%	to	2.60%	383,627	22.19	to	20.82	8,372,551	0.44%	6.93%	to	5.74%
2013	1.50%	to	2.60%	455,761	20.75	to	19.69	9,330,319	0.52%	34.24%	to	32.74%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2017	0.95%	to	1.75%	160,476	17.58	to	16.38	2,784,652	2.07%	21.56%	to	20.58%
2016	0.95%	to	1.75%	129,313	14.46	to	13.59	1,843,127	1.82%	0.16%	to	-0.65%
2015	0.95%	to	1.75%	185,260	14.44	to	13.68	2,646,233	1.95%	-4.82%	to	-5.58%
2014	0.95%	to	1.75%	169,031	15.17	to	14.49	2,537,408	3.50%	-9.02%	to	-9.75%
2013	0.95%	to	1.75%	188,729	16.67	to	16.05	3,119,324	1.77%	18.95%	to	17.99%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2017	0.95%	to	2.20%	897,950	25.72	to	16.17	22,541,501	3.02%	16.88%	to	15.41%
2016	0.95%	to	2.20%	1,064,864	22.01	to	14.01	22,914,163	2.65%	16.77%	to	15.30%
2015	0.95%	to	2.20%	1,274,443	18.85	to	12.15	23,539,407	1.52%	-7.19%	to	-8.36%
2014	0.95%	to	2.20%	1,504,917	20.31	to	13.26	30,002,904	1.66%	8.13%	to	6.77%
2013	0.95%	to	2.20%	1,734,014	18.78	to	12.42	31,894,766	0.00%	34.35%	to	32.66%
NVIT Real Estate Fund - Class I (NVRE1)
2017	0.95%	to	2.60%	4,096,107	15.54	to	13.21	62,640,517	2.07%	5.49%	to	3.74%
2016	0.95%	to	2.60%	4,912,596	14.73	to	12.74	71,352,050	1.93%	6.33%	to	4.57%
2015	0.95%	to	2.60%	5,670,812	13.85	to	12.18	77,589,309	2.57%	-6.26%	to	-7.82%
2014	0.95%	to	2.60%	6,557,623	14.78	to	13.21	95,873,668	2.91%	27.66%	to	25.54%
2013	0.95%	to	2.60%	7,066,545	11.58	to	10.53	81,041,231	1.43%	2.12%	to	0.37%
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2017	0.95%	to	1.35%	21,689	11.41	to	11.29	245,644	1.71%	12.75%	to	12.30%
2016	0.95%	to	1.05%	4,962	10.12	to	10.11	50,208	0.89%	7.74%	to	7.63%
2015	0.95%	to	1.20%	8,193	9.40	to	9.38	76,945	1.99%	-6.04%	to	-6.20%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2017	0.95%	to	1.35%	155,994	$11.85	to	$12.13	$1,841,112	3.12%	16.77%	to	16.30%
2016	0.95%	to	1.20%	29,089	10.15	to	10.10	294,233	4.33%	10.33%	to	10.05%
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2017	0.95%	to	1.35%	22,843	12.72	to	12.48	287,633	0.55%	16.67%	to	16.21%
2016	0.95%	to	2.25%	99,178	10.90	to	10.38	1,078,277	2.25%	5.21%	to	3.83%
2015	0.95%	to	1.35%	105,170	10.36	to	10.25	1,087,559	1.09%	-5.78%	to	-6.16%
2014	0.95%	to	1.35%	102,255	11.00	to	10.92	1,123,108	6.46%	0.05%	to	-0.35%
2013	0.95%	to	1.35%	17,065	10.99	to	10.96	187,537	0.04%	9.90%	to	9.61%	****
NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)
2017	0.95%	to	1.35%	24,806	12.38	to	12.15	303,818	1.83%	13.68%	to	13.22%
2016	1.00%	to	1.35%	21,914	10.87	to	10.73	236,512	2.25%	4.50%	to	4.14%
2015	0.95%	to	1.20%	22,784	10.42	to	10.35	235,952	1.23%	-5.20%	to	-5.44%
2014	1.00%	to	1.20%	20,964	10.98	to	10.95	229,468	2.36%	1.24%	to	1.03%
2013	1.00%	to	1.20%	20,964	10.85	to	10.83	227,113	1.91%	8.48%	to	8.33%	****
NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)
2017	0.95%	to	1.45%	41,281	12.68	to	12.38	520,187	1.74%	15.85%	to	15.27%
2016	0.95%	to	1.20%	38,405	10.94	to	10.84	418,597	2.11%	5.94%	to	5.67%
2015	0.95%	to	1.20%	28,718	10.33	to	10.26	295,546	1.73%	-4.87%	to	-5.11%
2014	0.95%	to	1.20%	22,298	10.86	to	10.81	241,686	1.40%	0.77%	to	0.51%
2013	1.00%	to	1.20%	11,790	10.77	to	10.76	126,936	2.25%	7.71%	to	7.56%	****
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)
2017	0.95%	to	1.20%	4,014	12.29	to	12.15	49,107	1.26%	12.95%	to	12.67%
2016	1.05%	to	1.10%	6,775	10.84	to	10.82	73,367	1.86%	4.60%	to	4.55%
2015	0.95%	to	1.10%	6,535	10.39	to	10.35	67,718	1.37%	-4.16%	to	-4.31%
2014	0.95%	to	1.10%	8,031	10.84	to	10.82	86,987	1.54%	1.48%	to	1.33%
2013	0.95%	to	1.05%	3,087	10.69	to	10.68	32,980	1.79%	6.86%	to	6.79%	****
NVIT Small Cap Index Fund - Class II (NVSIX2)
2017	0.95%	to	1.80%	179,685	16.65	to	15.99	2,959,219	0.88%	13.10%	to	12.13%
2016	0.95%	to	1.95%	188,498	14.72	to	14.18	2,749,234	1.27%	19.73%	to	18.52%
2015	0.95%	to	1.80%	125,081	12.29	to	12.01	1,527,104	1.05%	-5.79%	to	-6.59%
2014	0.95%	to	1.65%	108,080	13.05	to	12.89	1,403,244	0.83%	3.56%	to	2.83%
2013	0.95%	to	1.65%	68,726	12.60	to	12.54	865,343	2.18%	25.99%	to	25.40%	****
NVIT S&P 500 Index Fund - Class II (GVEX2)
2017	0.95%	to	1.80%	1,318,837	17.40	to	16.71	22,798,404	1.63%	20.08%	to	19.05%
2016	0.95%	to	1.80%	1,146,012	14.49	to	14.04	16,519,661	1.87%	10.34%	to	9.40%
2015	0.95%	to	1.80%	767,070	13.13	to	12.83	10,033,232	1.88%	-0.02%	to	-0.87%
2014	0.95%	to	1.65%	558,765	13.13	to	12.98	7,319,004	2.92%	12.00%	to	11.21%
2013	0.95%	to	1.60%	160,648	11.73	to	11.68	1,881,749	2.51%	17.27%	to	16.75%	****
NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)
2017	0.95%	to	1.40%	15,649	11.87	to	11.78	185,126	1.58%	17.31%	to	16.78%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2017	0.95%	to	2.20%	1,196,549	11.00	to	9.13	12,767,868	1.42%	-0.06%	to	-1.32%
2016	0.95%	to	2.20%	1,313,650	11.01	to	9.25	14,047,494	0.98%	0.26%	to	-1.00%
2015	0.95%	to	2.20%	1,530,843	10.98	to	9.35	16,370,880	1.29%	-0.77%	to	-2.02%
2014	0.95%	to	2.35%	1,702,995	11.06	to	9.37	18,410,273	1.45%	-0.35%	to	-1.75%
2013	0.95%	to	2.35%	2,364,681	11.10	to	9.54	25,702,062	2.57%	-0.34%	to	-1.75%
Guardian Portfolio - I Class Shares (AMGP)
2017	1.60%	to	1.75%	10,287	33.39	to	22.24	242,221	0.33%	23.41%	to	23.23%
2016	1.60%	to	1.75%	10,643	27.06	to	18.05	203,618	0.55%	7.00%	to	6.84%
2015	1.60%	to	1.75%	11,362	25.29	to	16.89	204,993	0.68%	-6.49%	to	-6.63%
2014	1.60%	to	1.75%	12,744	27.04	to	18.09	245,173	0.46%	7.28%	to	7.12%
2013	1.60%	to	1.75%	12,897	25.21	to	16.89	231,416	0.83%	36.60%	to	36.39%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2017	1.60%	to	1.75%	8,966	38.37	to	26.75	267,568	0.00%	23.29%	to	23.10%
2016	0.95%	to	1.75%	9,311	31.12	to	21.73	226,122	0.00%	2.73%	to	2.57%
2015	1.60%	to	1.75%	8,929	30.30	to	21.19	208,161	0.00%	-0.35%	to	-0.50%
2014	1.60%	to	1.75%	8,785	30.40	to	21.29	206,691	0.00%	5.86%	to	5.70%
2013	1.60%	to	1.75%	13,643	28.72	to	20.15	295,847	0.00%	30.49%	to	30.29%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2017	0.95%	to	2.60%	102,154	$12.20	to	$11.77	$1,235,813	0.00%	23.38%	to	21.33%
2016	0.95%	to	2.60%	108,803	9.89	to	9.70	1,071,379	0.00%	3.17%	to	1.46%
2015	0.95%	to	2.60%	123,445	9.59	to	9.56	1,182,569	0.00%	-4.14%	to	-4.40%	****
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2017	1.60%	to	1.75%	2,597	26.36	to	19.47	59,042	0.60%	11.55%	to	11.38%
2016	1.60%	to	1.75%	2,617	23.63	to	17.48	53,430	0.80%	25.33%	to	25.14%
2015	1.60%	to	1.75%	2,677	18.85	to	13.97	43,707	0.77%	-16.78%	to	-13.35%
2014	1.60%	to	1.75%	2,502	21.72	to	16.12	46,630	0.72%	8.09%	to	7.93%
2013	1.60%	to	1.75%	2,653	20.10	to	14.94	46,229	1.16%	29.04%	to	28.84%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2017	0.95%	to	1.90%	313,553	27.03	to	23.69	8,342,496	0.51%	17.31%	to	16.19%
2016	0.95%	to	1.90%	340,690	23.04	to	20.39	7,739,693	0.68%	8.82%	to	7.78%
2015	0.95%	to	1.95%	416,126	21.17	to	18.81	8,694,835	0.55%	-1.41%	to	-2.40%
2014	0.95%	to	1.90%	509,600	21.47	to	19.38	10,794,836	0.36%	9.33%	to	8.28%
2013	0.95%	to	2.20%	582,312	19.64	to	17.37	11,268,503	0.73%	36.30%	to	34.58%
International Growth Fund/VA- Service Shares (OVIGS)
2017	0.95%	to	1.65%	156,310	11.16	to	10.88	1,738,983	1.18%	25.25%	to	24.37%
2016	0.95%	to	1.65%	130,673	8.91	to	8.74	1,161,952	0.81%	-3.64%	to	-4.32%
2015	0.95%	to	1.65%	71,796	9.25	to	9.14	662,918	1.26%	2.13%	to	1.40%
2014	0.95%	to	1.65%	54,549	9.06	to	9.01	493,094	0.43%	-9.45%	to	-9.87%	****
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2017	0.95%	to	1.35%	112,906	30.84	to	31.31	3,668,358	0.24%	25.63%	to	25.09%
2016	0.95%	to	1.35%	131,688	24.55	to	25.03	3,412,678	0.40%	-3.13%	to	-3.51%
2015	0.95%	to	1.35%	135,226	25.34	to	25.94	3,621,293	0.09%	2.55%	to	2.17%
2014	0.95%	to	1.35%	133,056	24.71	to	25.39	3,478,011	0.44%	14.35%	to	0.00%
2013	0.95%	to	1.35%	145,166	21.61	to	22.31	3,322,094	0.99%	28.51%	to	27.99%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2017	0.95%	to	2.60%	4,124,005	27.03	to	20.09	107,483,681	0.93%	35.37%	to	33.12%
2016	0.95%	to	2.60%	4,719,143	19.96	to	15.09	91,043,133	1.06%	-0.87%	to	-2.51%
2015	0.95%	to	2.60%	5,538,496	20.14	to	15.48	107,992,018	1.31%	2.97%	to	1.24%
2014	0.95%	to	2.60%	6,168,087	19.56	to	15.29	117,074,386	1.38%	1.32%	to	-0.37%
2013	0.95%	to	2.40%	2,608,469	19.31	to	15.78	49,006,436	1.39%	26.13%	to	24.25%
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2017	1.50%	to	2.35%	34,278	28.79	to	25.14	929,866	0.73%	34.28%	to	33.13%
2016	1.50%	to	2.35%	37,316	21.44	to	18.88	756,880	0.78%	-1.65%	to	-2.50%
2015	1.50%	to	2.35%	57,832	21.80	to	19.37	1,200,945	1.07%	2.12%	to	1.24%
2014	1.50%	to	2.35%	61,526	21.35	to	19.13	1,256,946	0.89%	0.53%	to	-0.34%
2013	1.50%	to	2.60%	73,423	21.24	to	18.63	1,498,522	1.22%	25.09%	to	23.69%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2017	0.95%	to	2.20%	3,217,862	26.74	to	17.83	89,161,949	1.25%	15.80%	to	14.35%
2016	0.95%	to	2.20%	3,627,509	23.09	to	15.59	86,866,107	1.11%	10.56%	to	9.17%
2015	0.95%	to	2.20%	4,010,056	20.88	to	14.28	86,928,151	0.93%	2.35%	to	1.06%
2014	0.95%	to	2.20%	4,629,367	20.40	to	14.13	98,161,966	0.83%	9.65%	to	8.27%
2013	0.95%	to	2.25%	5,261,993	18.61	to	12.12	101,913,976	1.15%	30.52%	to	28.81%
Main Street Fund(R)/VA - Service Class (OVGIS)
2017	1.50%	to	2.60%	82,046	22.98	to	19.27	1,815,419	1.03%	14.89%	to	13.61%
2016	1.50%	to	2.60%	97,674	20.00	to	16.96	1,886,355	0.85%	9.63%	to	8.41%
2015	1.50%	to	2.60%	105,613	18.24	to	15.64	1,868,553	0.65%	1.56%	to	0.43%
2014	1.50%	to	2.60%	149,873	17.96	to	15.58	2,621,809	0.57%	8.74%	to	7.53%
2013	1.50%	to	2.60%	166,445	16.52	to	14.49	2,676,545	0.86%	29.47%	to	28.02%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2017	0.95%	to	2.20%	437,678	21.69	to	18.70	9,309,388	0.84%	13.07%	to	11.65%
2016	0.95%	to	2.20%	500,247	19.18	to	16.75	9,432,896	0.51%	16.93%	to	15.46%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2017	0.95%	to	2.25%	1,894,158	$30.93	to	$9.73	$55,154,308	0.03%	27.57%	to	25.90%
2016	0.95%	to	2.25%	2,100,619	21.26	to	7.73	48,032,799	0.00%	1.36%	to	0.04%
2015	0.95%	to	2.20%	2,385,519	20.98	to	14.21	53,921,063	0.00%	5.59%	to	4.26%
2014	0.95%	to	2.20%	2,660,881	22.93	to	13.63	57,039,433	0.00%	4.78%	to	3.46%
2013	0.95%	to	2.25%	3,051,357	18.96	to	7.17	62,518,687	0.01%	34.69%	to	32.93%
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
2017	0.95%	to	2.20%	394,011	11.01	to	10.31	4,296,398	2.24%	5.27%	to	3.94%
2016	0.95%	to	2.20%	388,269	10.46	to	9.92	4,030,567	4.78%	5.52%	to	4.20%
2015	0.95%	to	2.20%	437,449	9.91	to	9.52	4,313,271	6.26%	-3.19%	to	-4.41%
2014	0.95%	to	2.20%	474,125	10.24	to	9.96	4,834,025	4.34%	1.86%	to	0.58%
2013	0.95%	to	2.20%	466,186	10.05	to	9.90	4,676,428	5.83%	-1.08%	to	-2.33%
Global Strategic Income Fund/VA - Service Shares (OVSBS)
2017	1.50%	to	2.60%	81,296	18.60	to	15.60	1,442,987	2.03%	4.45%	to	3.29%
2016	1.50%	to	2.60%	99,842	17.81	to	15.10	1,708,139	4.61%	4.68%	to	3.51%
2015	1.50%	to	2.60%	124,990	17.01	to	14.59	2,045,017	5.45%	-3.95%	to	-5.03%
2014	1.50%	to	2.60%	161,421	17.71	to	15.36	2,759,698	3.90%	0.95%	to	-0.17%
2013	1.50%	to	2.60%	178,348	17.55	to	15.39	3,027,647	4.65%	-1.86%	to	-2.96%
All Asset Portfolio - Advisor Class (PMVAAD)
2017	0.95%	to	1.60%	403,423	11.87	to	11.44	4,753,461	4.39%	12.30%	to	11.57%
2016	0.95%	to	1.60%	469,743	10.57	to	10.25	4,937,262	2.49%	11.84%	to	11.10%
2015	0.95%	to	1.95%	506,374	9.45	to	9.11	4,761,861	3.14%	-10.05%	to	-10.96%
2014	0.95%	to	1.95%	569,310	10.51	to	10.23	5,959,274	5.25%	-0.50%	to	-1.50%
2013	0.95%	to	1.95%	522,258	10.56	to	10.38	5,501,980	4.99%	-0.84%	to	-1.84%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2017	0.95%	to	1.65%	169,276	12.49	to	11.74	2,073,731	1.38%	9.69%	to	8.91%
2016	0.95%	to	1.65%	187,924	11.39	to	10.78	2,117,245	1.12%	1.93%	to	1.21%
2015	0.95%	to	1.65%	198,637	11.17	to	10.65	2,194,419	1.41%	-8.06%	to	-8.71%
2014	0.95%	to	1.65%	340,373	12.15	to	11.67	4,085,370	2.00%	-0.65%	to	-1.35%
2013	0.95%	to	1.65%	423,279	12.23	to	11.83	5,126,025	1.67%	-7.45%	to	-8.11%
Low Duration Portfolio - Advisor Class (PMVLAD)
2017	0.95%	to	2.05%	1,909,338	11.81	to	10.72	22,169,457	1.24%	0.29%	to	-0.82%
2016	0.95%	to	2.05%	2,312,527	11.77	to	10.81	26,836,011	1.37%	0.35%	to	-0.77%
2015	0.95%	to	2.20%	3,154,650	11.73	to	10.78	36,550,691	3.55%	-0.74%	to	-2.00%
2014	0.95%	to	2.20%	2,805,641	11.82	to	11.00	32,790,936	1.02%	-0.21%	to	-1.47%
2013	0.95%	to	2.20%	3,315,426	11.84	to	11.16	38,898,969	1.37%	-1.18%	to	-2.43%
Real Return Portfolio - Administrative Class (PMVRRA)
2017	0.95%	to	1.30%	46,458	14.52	to	13.94	662,497	2.40%	2.69%	to	2.35%
2016	0.95%	to	1.30%	60,331	14.14	to	13.62	838,642	2.31%	4.20%	to	3.81%
2015	0.95%	to	1.30%	61,922	13.57	to	13.12	827,454	4.00%	-3.62%	to	-3.95%
2014	0.95%	to	1.30%	60,865	14.08	to	13.66	845,404	1.42%	2.10%	to	1.78%
2013	0.95%	to	1.30%	67,335	13.79	to	13.42	917,457	1.62%	-10.08%	to	-10.40%
Total Return Portfolio - Administrative Class (PMVTRA)
2017	0.95%	to	1.30%	77,663	16.47	to	15.81	1,255,375	2.01%	3.98%	to	3.60%
2016	0.95%	to	1.30%	84,787	15.84	to	15.26	1,321,164	2.08%	1.67%	to	1.33%
2015	0.95%	to	1.30%	85,220	15.58	to	15.06	1,307,684	4.88%	-0.51%	to	-0.86%
2014	0.95%	to	1.30%	92,939	15.66	to	15.19	1,435,512	2.17%	3.30%	to	2.91%
2013	0.95%	to	1.30%	103,230	15.16	to	14.76	1,546,318	2.14%	-2.89%	to	-3.23%
Total Return Portfolio - Advisor Class (PMVTRD)
2017	0.95%	to	1.75%	1,132,211	11.41	to	10.81	12,815,954	1.92%	3.82%	to	2.99%
2016	0.95%	to	1.75%	1,141,268	10.99	to	10.50	12,455,177	1.98%	1.61%	to	0.79%
2015	0.95%	to	1.75%	1,196,231	10.82	to	10.42	12,859,723	4.62%	-0.62%	to	-1.42%
2014	0.95%	to	1.75%	1,262,722	10.89	to	10.57	13,678,875	2.02%	3.18%	to	2.34%
2013	0.95%	to	2.20%	1,666,977	10.55	to	10.20	17,516,266	2.11%	-2.98%	to	-4.21%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2017	0.95%	to	1.55%	186,374	$11.47	to	$11.21	$2,124,714	4.83%	8.74%	to	8.08%
2016	0.95%	to	1.55%	91,775	10.55	to	10.38	965,142	5.19%	12.14%	to	11.46%
2015	0.95%	to	1.35%	37,557	9.40	to	9.34	352,624	5.28%	-3.29%	to	-3.68%
2014	0.95%	to	1.35%	15,712	9.72	to	9.70	152,585	3.07%	-2.76%	to	-3.02%	****
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2017	0.95%	to	1.35%	89,088	10.27	to	10.21	914,450	1.65%	1.34%	to	0.93%
2016	0.95%	to	1.20%	64,050	10.14	to	10.12	649,146	0.55%	1.39%	to	1.22%	****
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2017	0.95%	to	1.40%	15,200	12.82	to	12.49	193,372	0.32%	12.04%	to	11.53%
2016	0.95%	to	1.35%	12,607	11.44	to	11.23	143,584	0.25%	3.35%	to	2.93%
2015	0.95%	to	1.35%	17,128	11.07	to	10.91	188,635	0.07%	-6.71%	to	-7.09%
2014	0.95%	to	1.35%	19,341	11.87	to	11.74	228,557	0.04%	2.96%	to	2.54%
2013	0.95%	to	1.35%	16,917	11.53	to	11.45	194,340	0.06%	12.49%	to	12.03%
VT International Equity Fund: Class IB (PVTIGB)
2017	0.95%	to	1.20%	4,570	12.36	to	12.31	56,442	1.50%	25.38%	to	25.07%
2016	0.95%			2,473	9.86			24,377	0.00%			-1.43%	****
Micro-Cap Portfolio - Investment Class (ROCMC)
2017	0.95%	to	1.25%	28,743	14.61	to	14.10	411,236	0.65%	4.21%	to	3.83%
2016	0.95%	to	1.25%	31,418	14.02	to	13.58	432,242	0.69%	18.61%	to	18.29%
2015	0.95%	to	1.25%	34,306	11.82	to	11.48	398,801	0.00%	-13.28%	to	-13.55%
2014	0.95%	to	1.25%	41,683	13.63	to	13.28	559,848	0.00%	-4.50%	to	-4.80%
2013	0.95%	to	1.25%	50,157	14.28	to	13.95	706,555	0.45%	19.84%	to	19.47%
Variable Fund - Multi-Hedge Strategies (RVARS)
2017	0.95%	to	1.65%	81,754	10.51	to	10.17	853,978	0.00%	2.69%	to	1.97%
2016	0.95%	to	1.65%	121,608	10.24	to	9.98	1,238,068	0.10%	-1.43%	to	-2.12%
2015	0.95%	to	1.55%	112,925	10.39	to	10.22	1,168,905	0.55%	0.88%	to	0.27%
2014	0.95%	to	1.50%	52,064	10.30	to	10.20	534,409	0.00%	3.67%	to	3.09%
2013	0.95%	to	1.35%	23,432	9.93	to	9.91	232,386	0.00%	-0.68%	to	-0.95%	****
Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
2017	0.95%	to	1.15%	17,170	15.08	to	14.73	254,251	2.69%	13.98%	to	13.75%
2016	0.95%	to	1.25%	19,344	13.23	to	12.81	251,590	2.76%	9.34%	to	8.93%
2015	1.10%	to	1.15%	16,177	11.93	to	11.87	192,619	3.44%	-1.73%	to	-1.82%
2014	1.10%	to	1.30%	20,950	12.14	to	11.93	253,773	0.00%	3.85%	to	3.65%
2013	1.10%	to	1.30%	19,296	11.69	to	11.51	225,180	0.00%	17.97%	to	17.73%
Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
2017	0.95%	to	1.30%	7,523	19.71	to	18.92	145,839	0.94%	23.50%	to	23.02%
2016	0.95%	to	1.30%	8,956	15.96	to	15.38	140,796	0.50%	7.62%	to	7.25%
2015	0.95%	to	1.30%	11,328	14.83	to	14.34	165,874	1.18%	-1.07%	to	-1.38%
2014	1.10%	to	1.30%	10,981	14.79	to	14.54	162,270	0.00%	11.79%	to	11.59%
2013	1.10%	to	1.30%	11,982	13.23	to	13.03	158,422	0.00%	29.08%	to	28.82%
Series N (Managed Asset Allocation Series) (SBLN)
2017	0.95%	to	1.30%	34,795	18.30	to	17.56	626,137	1.53%	13.31%	to	12.85%
2016	0.95%	to	1.30%	35,383	16.15	to	15.56	562,690	1.29%	7.02%	to	6.65%
2015	1.10%	to	1.30%	16,970	14.88	to	14.59	252,068	1.10%	-1.00%	to	-1.22%
2014	0.95%	to	1.30%	19,429	15.22	to	14.77	291,534	0.00%	5.69%	to	5.35%
2013	0.95%	to	1.30%	19,651	14.40	to	14.02	279,378	0.00%	13.24%	to	12.84%
Series O (All Cap Value Series) (SBLO)
2017	0.95%	to	1.15%	11,751	21.37	to	20.88	247,547	1.04%	13.67%	to	13.48%
2016	0.95%	to	1.15%	12,930	18.80	to	18.40	239,826	1.52%	21.53%	to	21.29%
2015	0.95%	to	1.15%	12,764	15.47	to	15.17	195,074	1.01%	-5.61%	to	-5.78%
2014	0.95%	to	1.20%	22,526	16.39	to	16.03	364,018	0.00%	6.64%	to	6.30%
2013	0.95%	to	1.20%	23,292	15.37	to	15.08	353,805	0.00%	31.95%	to	31.61%
Series P (High Yield Series) (SBLP)
2017	0.95%	to	1.30%	18,538	20.62	to	19.79	375,131	5.16%	5.26%	to	4.82%
2016	0.95%	to	1.30%	13,924	19.59	to	18.88	268,189	9.00%	16.40%	to	16.04%
2015	0.95%	to	1.30%	15,170	16.83	to	16.27	251,456	10.07%	-4.86%	to	-5.24%
2014	0.95%	to	1.30%	15,960	17.69	to	17.17	278,530	0.00%	1.49%	to	1.24%
2013	0.95%	to	1.30%	17,128	17.43	to	16.96	294,991	0.00%	6.36%	to	5.99%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Series Q (Small Cap Value Series) (SBLQ)
2017	0.95%	to	1.30%	25,423	$23.55	to	$22.60	$587,183	0.38%	2.70%	to	2.31%
2016	0.95%	to	1.30%	27,178	22.93	to	22.09	612,050	0.12%	25.44%	to	25.01%
2015	0.95%	to	1.30%	33,257	18.28	to	17.67	598,567	0.00%	-7.54%	to	-7.82%
2014	0.95%	to	1.30%	41,661	19.77	to	19.17	811,623	0.01%	-2.27%	to	-2.69%
2013	0.95%	to	1.30%	47,503	20.23	to	19.70	948,789	0.00%	35.49%	to	35.02%
Series V (Mid Cap Value Series) (SBLV)
2017	0.95%	to	1.30%	73,814	23.39	to	22.46	1,693,125	0.66%	12.61%	to	12.24%
2016	0.95%	to	1.30%	95,468	20.77	to	20.01	1,946,667	0.93%	25.57%	to	25.14%
2015	0.95%	to	1.30%	101,394	16.54	to	15.99	1,650,698	0.61%	-7.70%	to	-8.00%
2014	0.95%	to	1.30%	111,561	17.92	to	17.38	1,970,122	0.00%	-0.06%	to	-0.40%
2013	0.95%	to	1.30%	127,816	17.93	to	17.45	2,262,464	0.00%	32.06%	to	31.59%
Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
2017	0.95%	to	1.20%	3,810	21.01	to	20.40	78,620	0.68%	21.23%	to	20.92%
2016	0.95%	to	1.25%	6,248	17.33	to	16.78	106,657	0.28%	12.39%	to	12.02%
2015	0.95%	to	1.15%	13,076	15.42	to	15.13	198,789	0.71%	-2.22%	to	-2.39%
2014	1.10%	to	0.00%	15,412	15.57	to	0.00	239,965	0.00%	7.60%	to	0.00%
2013	1.10%	to	0.00%	15,693	14.47	to	0.00	227,078	0.00%	39.78%	to	0.00%
Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
2017	0.95%	to	1.25%	4,825	20.95	to	20.22	99,100	1.04%	28.92%	to	28.46%
2016	0.95%	to	1.25%	5,084	16.25	to	15.74	81,148	0.59%	7.69%	to	7.37%
2015	0.95%	to	1.25%	16,765	15.09	to	14.66	248,512	0.38%	4.50%	to	4.19%
2014	1.10%	to	1.25%	2,232	14.26	to	14.07	31,659	0.00%	13.99%	to	13.74%
2013	1.10%	to	1.25%	2,998	12.51	to	12.37	37,391	0.00%	26.86%	to	26.67%
Health Sciences Portfolio - II (TRHS2)
2017	0.95%	to	2.60%	1,110,047	36.10	to	31.74	39,611,461	0.00%	26.10%	to	24.01%
2016	0.95%	to	2.60%	1,266,281	28.63	to	25.60	35,886,433	0.00%	-11.56%	to	-13.03%
2015	0.95%	to	2.60%	1,885,800	32.37	to	29.43	60,525,988	0.00%	11.40%	to	9.55%
2014	0.95%	to	2.60%	1,982,157	29.06	to	26.87	57,190,414	0.00%	29.98%	to	27.81%
2013	0.95%	to	2.60%	1,957,164	22.35	to	21.02	43,531,343	0.00%	49.08%	to	46.60%
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2017	0.95%	to	2.20%	678,226	7.65	to	7.12	5,145,944	0.00%	-2.90%	to	-4.12%
2016	0.95%	to	2.20%	1,062,304	7.88	to	7.42	8,299,035	0.26%	42.05%	to	40.27%
2015	0.95%	to	2.20%	558,675	5.54	to	5.29	3,082,925	0.03%	-34.26%	to	-35.09%
2014	0.95%	to	2.20%	512,477	8.43	to	8.15	4,306,280	0.00%	-20.11%	to	-21.12%
2013	0.95%	to	2.20%	418,215	10.56	to	10.34	4,403,224	0.54%	9.25%	to	7.87%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2017	0.95%	to	2.25%	458,315	34.88	to	23.87	20,140,824	0.40%	49.60%	to	47.65%
2016	0.95%	to	2.25%	441,616	23.32	to	16.16	13,108,192	0.49%	-0.85%	to	-2.14%
2015	0.95%	to	2.25%	509,807	23.51	to	16.52	15,725,352	0.57%	-14.82%	to	-15.93%
2014	0.95%	to	2.20%	596,764	27.60	to	31.08	22,103,762	0.52%	-1.36%	to	-2.61%
2013	0.95%	to	2.20%	703,220	27.98	to	31.91	26,019,673	1.67%	10.96%	to	9.56%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2017	0.95%	to	2.60%	317,437	23.62	to	23.52	8,731,949	0.00%	0.00%	to	-4.25%
2016	0.95%	to	2.60%	381,139	24.26	to	24.57	11,028,894	0.40%	42.35%	to	39.98%
2015	0.95%	to	2.60%	449,773	17.04	to	17.55	9,211,668	0.03%	-34.08%	to	-35.18%
2014	0.95%	to	2.60%	532,270	25.85	to	27.08	16,569,011	0.10%	-19.87%	to	-21.21%
2013	0.95%	to	2.60%	656,630	32.26	to	34.36	25,424,540	0.77%	9.48%	to	7.66%
Diversified Stock Fund Class A Shares (VYDS)
2017	0.95%	to	1.60%	128,192	23.51	to	20.71	2,897,135	0.68%	25.26%	to	24.44%
2016	0.95%	to	1.60%	141,456	18.77	to	16.64	2,556,222	1.00%	2.91%	to	2.24%
2015	0.95%	to	1.60%	156,255	18.24	to	16.28	2,751,608	0.57%	-4.03%	to	-4.66%
2014	0.95%	to	1.65%	180,037	19.01	to	16.94	3,311,651	0.88%	9.15%	to	8.38%
2013	0.95%	to	1.65%	223,117	17.41	to	15.63	3,768,623	0.62%	32.66%	to	31.72%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Asset Strategy (WRASP)
2017	0.95%	to	2.25%	2,573,926	$31.15	to	$24.38	$77,920,106	1.53%	17.15%	to	15.62%
2016	0.95%	to	2.25%	3,110,006	26.59	to	21.09	80,526,452	0.59%	-3.49%	to	-4.75%
2015	0.95%	to	2.25%	4,031,691	27.55	to	22.14	108,192,788	0.37%	-9.22%	to	-10.41%
2014	0.95%	to	2.25%	4,909,748	30.35	to	24.72	145,438,477	0.49%	-6.16%	to	-7.40%
2013	0.95%	to	2.25%	5,765,187	32.34	to	26.69	182,232,052	1.30%	23.94%	to	22.32%
Variable Insurance Portfolios - Balanced (WRBP)
2017	0.95%	to	2.25%	1,850,804	23.54	to	18.51	42,384,096	1.60%	10.31%	to	8.87%
2016	0.95%	to	2.25%	2,082,755	21.34	to	17.00	43,319,376	1.37%	1.06%	to	-0.26%
2015	0.95%	to	2.25%	2,255,835	21.12	to	17.04	46,494,969	0.92%	-1.27%	to	-2.57%
2014	0.95%	to	2.25%	2,447,647	21.39	to	17.49	51,201,075	0.93%	6.55%	to	5.15%
2013	0.95%	to	2.25%	2,598,391	20.07	to	16.63	51,059,224	1.46%	22.52%	to	20.92%
Variable Insurance Portfolios - Bond (WRBDP)
2017	0.95%	to	2.25%	2,656,365	17.68	to	13.70	45,725,803	1.59%	3.03%	to	1.68%
2016	0.95%	to	2.25%	2,966,549	17.16	to	13.47	49,610,787	2.39%	3.05%	to	1.70%
2015	0.95%	to	2.25%	3,294,229	16.66	to	13.24	53,499,896	2.92%	-0.75%	to	-2.05%
2014	0.95%	to	2.25%	3,864,467	16.78	to	13.52	63,353,834	3.82%	3.35%	to	1.99%
2013	0.95%	to	2.25%	4,392,785	16.24	to	13.26	69,801,032	3.56%	-3.02%	to	-4.29%
Variable Insurance Portfolios - Core Equity (WRCEP)
2017	0.95%	to	2.25%	3,994,048	23.26	to	18.64	90,555,303	0.44%	19.61%	to	18.04%
2016	0.95%	to	2.25%	4,574,121	19.44	to	15.79	86,806,078	0.45%	2.76%	to	1.41%
2015	0.95%	to	2.25%	5,225,571	18.92	to	15.57	96,584,466	0.36%	-1.64%	to	-2.93%
2014	0.95%	to	2.25%	6,005,339	19.24	to	16.04	113,048,984	0.49%	8.64%	to	7.21%
2013	0.95%	to	2.25%	6,849,960	17.71	to	14.96	118,818,034	0.55%	32.24%	to	30.51%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2017	0.95%	to	2.25%	552,231	24.08	to	20.11	13,020,094	1.28%	14.47%	to	12.97%
2016	0.95%	to	2.25%	639,100	21.04	to	17.80	13,179,769	1.23%	5.94%	to	4.55%
2015	0.95%	to	2.25%	676,065	19.86	to	17.02	13,185,660	1.31%	-2.99%	to	-4.26%
2014	0.95%	to	2.25%	798,548	20.47	to	17.78	16,086,259	1.15%	8.80%	to	7.37%
2013	0.95%	to	2.25%	932,175	18.81	to	16.56	17,272,541	1.62%	28.38%	to	26.70%
Variable Insurance Portfolios - Energy (WRENG)
2017	0.95%	to	2.10%	320,560	11.22	to	9.79	3,530,700	0.70%	-13.47%	to	-14.47%
2016	0.95%	to	2.25%	397,706	12.96	to	11.26	5,069,084	0.13%	33.28%	to	31.53%
2015	0.95%	to	2.25%	387,607	9.73	to	8.56	3,709,631	0.06%	-22.88%	to	-23.90%
2014	0.95%	to	2.25%	449,790	12.61	to	11.25	5,585,927	0.00%	-11.41%	to	-12.58%
2013	0.95%	to	2.25%	469,042	14.24	to	12.86	6,583,998	0.00%	26.54%	to	24.88%
Variable Insurance Portfolios - Global Bond (WRGBP)
2017	0.95%	to	2.25%	354,796	10.99	to	10.07	3,868,992	2.74%	3.28%	to	1.93%
2016	0.95%	to	2.25%	328,816	10.65	to	9.88	3,474,290	3.52%	6.02%	to	4.64%
2015	0.95%	to	2.25%	354,040	10.04	to	9.44	3,527,635	3.73%	-3.58%	to	-4.85%
2014	0.95%	to	2.25%	446,528	10.41	to	9.92	4,624,307	2.23%	-0.77%	to	-2.07%
2013	0.95%	to	2.25%	368,482	10.49	to	10.13	3,851,854	0.00%	0.78%	to	-0.54%
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2017	0.95%	to	2.25%	487,297	11.48	to	9.72	5,473,809	0.14%	1.99%	to	0.66%
2016	0.95%	to	2.25%	575,750	11.25	to	9.65	6,352,111	0.70%	22.64%	to	21.03%
2015	0.95%	to	2.25%	675,666	9.17	to	7.98	6,079,702	0.10%	-23.13%	to	-24.14%
2014	0.95%	to	2.25%	808,834	11.93	to	10.51	9,491,809	0.00%	-13.86%	to	-15.00%
2013	0.95%	to	2.25%	965,476	13.86	to	12.37	13,170,383	0.00%	6.78%	to	5.38%
Variable Insurance Portfolios - Growth (WRGP)
2017	0.95%	to	2.25%	4,379,946	24.37	to	19.96	103,915,338	0.25%	28.11%	to	26.44%
2016	0.95%	to	2.25%	4,952,140	19.02	to	15.79	91,843,490	0.02%	0.27%	to	-1.05%
2015	0.95%	to	2.25%	5,662,400	18.97	to	15.95	104,855,060	0.11%	6.15%	to	4.76%
2014	0.95%	to	2.25%	6,325,193	17.87	to	15.23	110,513,892	0.41%	10.75%	to	9.30%
2013	0.95%	to	2.25%	7,313,103	16.14	to	13.93	115,513,677	0.43%	35.16%	to	33.39%
Variable Insurance Portfolios - High Income (WRHIP)
2017	0.95%	to	2.25%	1,999,954	30.33	to	24.03	59,123,751	5.56%	5.67%	to	4.29%
2016	0.95%	to	2.25%	2,227,209	28.71	to	23.04	62,393,257	7.36%	15.09%	to	13.58%
2015	0.95%	to	2.25%	2,481,852	24.94	to	20.29	60,453,461	6.41%	-7.39%	to	-8.61%
2014	0.95%	to	2.25%	3,019,321	26.94	to	22.20	79,517,963	4.95%	0.94%	to	-0.39%
2013	0.95%	to	2.25%	3,444,773	26.69	to	22.29	90,092,893	4.89%	9.45%	to	8.01%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - International Growth (WRIP)
2017	0.95%	to	2.25%	1,235,872	$18.52	to	$14.63	$22,227,528	0.05%	23.34%	to	21.73%
2016	0.95%	to	2.25%	1,353,789	15.01	to	12.02	19,781,529	0.22%	-3.96%	to	-5.21%
2015	0.95%	to	2.25%	1,529,441	15.63	to	12.68	23,301,211	0.42%	2.41%	to	1.07%
2014	0.95%	to	2.25%	1,669,710	15.26	to	12.54	24,877,580	2.14%	0.00%	to	-1.32%
2013	0.95%	to	2.25%	1,937,503	15.26	to	12.71	28,929,728	0.91%	18.09%	to	16.54%
Variable Insurance Portfolios - International Core Equity (WRI2P)
2017	0.95%	to	2.05%	483,605	22.99	to	19.74	10,913,940	1.40%	21.99%	to	20.64%
2016	0.95%	to	2.05%	525,621	18.84	to	16.36	9,734,207	1.34%	0.13%	to	-0.98%
2015	0.95%	to	2.05%	557,057	18.82	to	16.52	10,301,077	1.29%	-1.88%	to	-2.97%
2014	0.95%	to	2.05%	583,553	19.18	to	17.03	11,016,705	2.53%	0.48%	to	-0.64%
2013	0.95%	to	2.05%	641,781	19.09	to	17.14	12,068,034	1.67%	23.73%	to	22.35%
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
2017	0.95%	to	1.95%	485,307	10.38	to	9.70	4,982,981	1.55%	0.44%	to	-0.57%
2016	0.95%	to	1.95%	552,515	10.33	to	9.75	5,656,834	1.45%	0.97%	to	-0.04%
2015	0.95%	to	1.95%	509,157	10.23	to	9.76	5,167,064	1.50%	-0.09%	to	-1.10%
2014	0.95%	to	1.95%	515,682	10.24	to	9.87	5,246,609	0.56%	0.02%	to	-0.99%
2013	0.95%	to	2.00%	515,731	10.24	to	9.95	5,251,273	0.00%	-1.48%	to	-2.53%
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2017	0.95%	to	1.95%	91,890	26.62	to	23.18	2,400,417	0.00%	7.80%	to	6.71%
2016	0.95%	to	1.95%	110,215	24.70	to	21.72	2,669,548	0.00%	12.22%	to	11.09%
2015	0.95%	to	1.95%	133,260	22.01	to	19.55	2,879,595	0.00%	-10.02%	to	-10.93%
2014	0.95%	to	1.95%	168,210	24.46	to	21.95	4,048,750	0.00%	-2.67%	to	-3.66%
2013	0.95%	to	1.95%	214,062	25.13	to	22.79	5,302,156	0.00%	55.79%	to	54.22%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2017	0.95%	to	2.25%	528,087	30.60	to	25.92	15,860,128	0.00%	25.69%	to	24.05%
2016	0.95%	to	2.25%	567,091	24.35	to	20.89	13,564,757	0.00%	5.11%	to	3.73%
2015	0.95%	to	2.25%	654,040	23.16	to	20.14	14,892,771	0.00%	-6.68%	to	-7.90%
2014	0.95%	to	2.25%	680,684	24.82	to	21.87	16,627,571	0.00%	6.84%	to	5.44%
2013	0.95%	to	2.25%	734,887	23.23	to	20.74	16,818,109	0.00%	28.70%	to	27.02%
Variable Insurance Portfolios - Money Market (WRMMP)
2017	0.95%	to	2.25%	1,215,976	10.55	to	8.39	12,549,486	0.58%	-0.37%	to	-1.67%
2016	0.95%	to	2.25%	1,267,052	10.59	to	8.53	13,159,361	0.13%	-0.82%	to	-2.12%
2015	0.95%	to	2.25%	1,203,265	10.67	to	8.72	12,591,418	0.02%	-0.93%	to	-2.23%
2014	0.95%	to	2.25%	1,377,912	10.77	to	8.92	14,556,405	0.02%	-0.93%	to	-2.23%
2013	0.95%	to	2.25%	1,555,209	10.87	to	9.12	16,597,987	0.02%	-0.93%	to	-2.23%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2017	0.95%	to	2.25%	280,422	25.23	to	21.13	6,931,780	1.31%	4.39%	to	3.02%
2016	0.95%	to	2.25%	323,476	24.17	to	20.51	7,668,377	1.07%	3.28%	to	1.93%
2015	0.95%	to	2.25%	332,526	23.40	to	20.12	7,642,660	1.04%	3.79%	to	2.43%
2014	0.95%	to	2.25%	374,416	22.54	to	19.65	8,308,799	1.03%	28.93%	to	27.24%
2013	0.95%	to	2.25%	393,521	17.49	to	15.44	6,779,587	1.15%	0.17%	to	-1.15%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2017	0.95%	to	2.25%	1,804,275	35.69	to	30.98	62,716,606	0.00%	30.87%	to	29.15%
2016	0.95%	to	2.25%	2,082,654	27.27	to	23.99	55,381,636	0.00%	0.58%	to	-0.74%
2015	0.95%	to	2.25%	2,376,530	27.11	to	24.17	62,906,817	0.00%	-3.80%	to	-5.07%
2014	0.95%	to	2.25%	2,659,452	28.18	to	24.26	73,296,134	0.00%	1.93%	to	0.59%
2013	0.95%	to	2.25%	3,080,205	27.65	to	25.31	83,423,314	0.00%	54.90%	to	52.87%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2017	0.95%	to	2.25%	1,614,615	25.63	to	21.24	40,319,521	0.00%	21.95%	to	20.36%
2016	0.95%	to	2.25%	1,823,106	21.02	to	17.65	37,392,381	0.00%	1.94%	to	0.61%
2015	0.95%	to	2.25%	2,066,180	20.62	to	17.54	41,618,648	0.00%	0.91%	to	-0.41%
2014	0.95%	to	2.25%	2,321,746	20.43	to	17.58	46,410,747	0.00%	0.63%	to	-0.69%
2013	0.95%	to	2.25%	2,683,021	20.30	to	17.74	53,369,884	0.00%	42.00%	to	40.14%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2017	0.95%	to	2.25%	219,705	$28.65	to	$23.92	$6,161,941	0.00%	12.65%	to	11.17%
2016	0.95%	to	2.25%	262,487	25.44	to	21.52	6,543,381	0.38%	27.66%	to	25.99%
2015	0.95%	to	2.25%	244,035	19.93	to	17.08	4,762,478	0.09%	-6.48%	to	-7.71%
2014	0.95%	to	2.25%	287,890	21.31	to	18.51	6,020,462	0.09%	6.03%	to	4.64%
2013	0.95%	to	2.25%	359,957	20.10	to	17.69	7,117,138	0.85%	32.26%	to	30.53%
Variable Insurance Portfolios - Value (WRVP)
2017	0.95%	to	2.25%	1,362,899	26.81	to	21.51	35,480,978	1.43%	11.43%	to	9.97%
2016	0.95%	to	2.25%	1,552,197	24.06	to	19.56	36,324,391	1.21%	10.09%	to	8.65%
2015	0.95%	to	2.25%	1,779,137	21.86	to	18.01	37,851,824	0.79%	-4.83%	to	-6.08%
2014	0.95%	to	2.25%	2,083,026	22.97	to	19.17	46,674,580	1.08%	9.89%	to	8.45%
2013	0.95%	to	2.25%	2,370,208	20.90	to	17.68	48,380,049	0.80%	34.05%	to	32.29%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2017	1.60%	to	1.75%	6,835	24.73	to	24.08	165,453	0.65%	18.52%	to	18.34%
2016	1.60%	to	1.75%	7,057	20.87	to	20.35	144,367	1.85%	10.44%	to	10.27%
2015	1.60%	to	1.75%	8,647	18.90	to	18.45	160,147	0.13%	-4.64%	to	-4.78%
2014	1.60%	to	1.75%	8,810	19.82	to	19.38	171,308	0.06%	8.66%	to	8.49%
2013	1.60%	to	1.75%	11,012	18.24	to	17.86	197,425	0.27%	28.59%	to	28.39%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2017	0.95%	to	2.05%	179,082	30.78	to	27.95	5,420,851	0.00%	24.67%	to	23.29%
2016	0.95%	to	2.05%	196,910	24.69	to	22.67	4,790,487	0.00%	6.73%	to	5.54%
2015	0.95%	to	2.05%	270,263	23.14	to	21.48	6,171,827	0.00%	-3.81%	to	-4.87%
2014	0.95%	to	2.05%	321,420	24.05	to	22.58	7,645,798	0.00%	-2.81%	to	-3.89%
2013	0.95%	to	2.05%	373,905	24.75	to	23.49	9,169,342	0.00%	48.80%	to	47.15%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	0.95%	to	2.05%	2,002,245	14.46	to	8.48	27,713,708	0.32%	3.67%	to	2.52%
2014	0.95%	to	2.05%	2,472,698	13.94	to	8.27	33,083,045	0.36%	10.27%	to	9.05%
2013	0.95%	to	2.05%	2,583,222	12.64	to	7.58	31,350,253	0.66%	28.51%	to	27.08%
VA International Equity Fund (obsolete) (HVIE)
2014	0.95%	to	1.20%	7,583	11.49	to	11.37	86,763	1.79%	-7.57%	to	-7.81%
2013	0.95%	to	1.20%	10,484	12.43	to	12.33	129,902	1.35%	21.74%	to	21.43%
VIP High Income Portfolio - Service Class R (obsolete) (FHISR)
2014	0.95%	to	2.20%	1,838,763	14.31	to	12.99	26,008,523	3.44%	0.03%	to	-1.23%
2013	0.95%	to	2.20%	3,786,746	14.31	to	13.15	53,482,489	6.16%	4.92%	to	3.59%
VIP Overseas Portfolio - Service Class 2 R (obsolete) (FO2R)
2014	1.50%	to	2.60%	130,763	16.19	to	14.04	2,040,067	1.02%	-9.69%	to	-10.69%
2013	1.50%	to	2.60%	160,369	17.93	to	15.73	2,767,075	1.13%	28.20%	to	26.77%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014	0.95%	to	2.20%	1,234,531	17.69	to	15.06	21,365,826	1.16%	-9.05%	to	-10.20%
2013	0.95%	to	2.20%	1,432,190	19.45	to	16.77	27,301,447	1.28%	29.06%	to	27.44%
Variable Insurance Funds - Equity Income VIF (obsolete) (BBGI)
2014	0.95%	to	1.55%	36,540	13.75	to	12.69	489,305	2.02%	3.09%	to	2.47%
2013	0.95%	to	1.55%	37,098	13.33	to	12.39	483,022	1.12%	16.63%	to	15.92%
VP International Fund - Class III (obsolete) (ACVI3)
2014	1.60%	to	1.75%	4,143	16.31	to	16.00	66,395	1.72%	-7.02%	to	-7.16%
2013	1.60%	to	1.75%	5,476	17.54	to	17.23	94,478	2.07%	20.45%	to	20.27%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.95%	to	2.60%	101,866	13.12	to	15.62	1,445,705	0.00%	2.49%	to	0.78%
2013	0.95%	to	2.60%	124,086	12.80	to	15.50	1,704,978	0.00%	44.45%	to	42.05%
VP Mid Cap Value Fund -Class II (ACVMV2)
2014	1.25%	to	2.25%	23,273	23.83	to	21.60	532,106	1.02%	14.79%	to	13.62%
2013	1.25%	to	2.25%	23,740	20.76	to	19.01	476,194	1.06%	28.28%	to	26.98%
VIP Freedom Fund 2010 Portfolio -Service Class 2 (FF10S2)
2014	1.25%	to	2.25%	3,770	15.54	to	14.08	54,621	1.25%	2.91%	to	1.87%
2013	1.25%	to	2.25%	4,548	15.10	to	13.83	64,626	1.40%	11.78%	to	10.65%
VIP Freedom Fund 2020 Portfolio -Service Class 2 (FF20S2)
2014	1.25%	to	2.25%	9,056	16.11	to	14.60	137,042	1.38%	3.29%	to	2.24%
2013	1.25%	to	2.25%	9,789	15.60	to	14.28	144,332	1.53%	14.19%	to	13.03%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Freedom Fund 2030 Portfolio -Service Class 2 (FF30S2)
2014	1.25%	to	2.25%	19,002	$16.82	to	$15.24	$309,821	1.29%	3.43%	to	2.39%
2013	1.25%	to	2.25%	21,000	16.26	to	14.88	332,291	1.46%	19.89%	to	18.68%
Rising Dividends Securities Fund -Class 2 (FTVRD2)
2014	1.25%	to	2.25%	38,167	20.16	to	17.12	741,786	1.31%	7.36%	to	6.28%
2013	1.25%	to	2.25%	43,332	18.78	to	16.11	786,584	1.51%	28.07%	to	26.77%
Balanced Portfolio: Service Shares (JABS)
2014	1.25%	to	0.00%	3,847	21.66	to	0.00	83,322	1.51%	6.89%	to	0.00%
2013	1.25%	to	0.00%	4,117	20.26	to	0.00	83,415	2.06%	18.31%	to	0.00%
Investors Growth Stock Series -Service Class (obsolete) (MIGSC)
2014	1.25%	to	2.25%	9,428	19.92	to	17.73	187,482	0.28%	9.72%	to	8.61%
2013	1.25%	to	2.25%	10,895	18.15	to	16.32	197,500	0.42%	28.43%	to	27.13%
NVIT International Equity Fund - Class II (NVIE6)
2014	1.25%	to	0.00%	6,515	8.97	to	0.00	58,424	3.79%	1.96%	to	0.00%
2013	1.25%	to	0.00%	7,039	9.15	to	0.00	64,384	0.45%	16.09%	to	0.00%
Main Street Small-& Mid-Cap Fund(R)/VA -Service Shares (OVSCS)
2014	1.25%	to	0.00%	7,048	24.98	to	0.00	176,054	0.63%	10.26%	to	0.00%
2013	1.25%	to	0.00%	7,696	22.66	to	0.00	174,347	0.67%	38.87%	to	0.00%
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)
2014	1.25%	to	0.00%	744	18.36	to	0.00	13,660	1.34%	9.35%	to	0.00%
2013	1.25%	to	0.00%	808	16.79	to	0.00	13,573	1.67%	33.98%	to	0.00%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.95%	to	2.60%	2,825,641	30.34	to	25.36	83,835,381	1.38%	26.13%	to	24.03%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.95%	to	2.05%	521,050	11.65	to	10.70	6,009,116	1.69%	-1.91%	to	-3.00%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.95%	to	1.95%	698,073	13.54	to	12.53	9,344,201	2.25%	21.81%	to	20.58%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.95%	to	2.20%	2,377,530	18.19	to	16.50	42,672,358	4.72%	0.67%	to	-0.60%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.95%	to	2.20%	1,692,213	16.76	to	15.01	27,925,404	6.39%	5.92%	to	4.58%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.95%	to	2.05%	958,212	26.19	to	22.99	24,572,794	1.12%	-0.21%	to	-1.31%
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)
2013	1.50%	to	2.60%	22,478	19.52	to	17.51	423,707	0.91%	-1.06%	to	-2.16%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.95%	to	2.20%	848,759	23.25	to	20.04	19,360,340	0.52%	16.69%	to	15.22%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.95%	to	2.25%	4,472,594	11.53	to	10.69	51,124,329	1.23%	20.19%	to	18.61%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.95%	to	2.20%	515,192	18.89	to	16.49	9,518,408	2.21%	20.27%	to	18.75%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	1.50%	to	2.60%	25,684	12.23	to	10.97	307,543	2.23%	19.28%	to	17.95%

2017	Reserves for annuity contracts in payout phase:							$67,763,117
2017	Contract Owners’ Equity:							$4,965,334,169
2016	Reserves for annuity contracts in payout phase:							$66,005,400
2016	Contract Owners’ Equity:							$4,786,253,952
2015	Reserves for annuity contracts in payout phase:							$68,422,544
2015	Contract Owners’ Equity:							$5,058,291,034
2014	Reserves for annuity contracts in payout phase:							$73,875,757
2014	Contract Owners’ Equity:							$5,801,419,569
2013	Reserves for annuity contracts in payout phase:							$78,089,833
2013	Contract Owners’ Equity:							$6,214,279,257

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.